SEMI-ANNUAL REPORT

--------
GE FUNDS

MARCH 31, 2002

[GE LOGO OMITTED]


WE BRING GOOD THINGS TO LIFE.

                                                   TABLE OF CONTENTS

LETTER FROM THE PRESIDENT .............................     2

GE FUNDS' BRIGHTEST STARS .............................     4

FINANCIAL INFORMATION

MANAGER REVIEWS AND SCHEDULES OF INVESTMENTS

      GE U.S. Equity Fund .............................     5
      GE Value Equity Fund ............................     9
      GE Mid-Cap Growth Fund ..........................    13
      GE Mid-Cap Value Equity Fund ....................    17
      GE Small-Cap Value Equity Fund ..................    21
      GE S&P 500 Index Fund ...........................    25
      GE Global Equity Fund ...........................    33
      GE International Equity Fund ....................    38
      GE Europe Equity Fund ...........................    43
      GE Emerging Markets Fund ........................    47
      GE Premier Growth Equity Fund ...................    52
      GE Premier Research Equity Fund .................    55
      GE Premier International Equity Fund ............    59
      GE Premier Value Equity Fund ....................    63
      GE Fixed Income Fund ............................    66
      GE Government Securities Fund ...................    74
      GE Short-Term Government Fund ...................    78
      GE Tax-Exempt Fund ..............................    82
      GE High Yield Fund ..............................    87
      GE Strategic Investment Fund ....................    94
      GE Money Market Fund ............................   105

NOTES TO PERFORMANCE ..................................   107

NOTES TO SCHEDULES OF INVESTMENTS .....................   109

FINANCIAL STATEMENTS

      Financial Highlights ............................   110
      Notes to Financial Highlights ...................   129
      Statements of Assets and Liabilities ............   130
      Statements of Operations ........................   134
      Statements of Changes in Net Assets .............   138
      Notes to Financial Statements ...................   146

INVESTMENT TEAM .......................................   159
SHAREHOLDER INQUIRIES .................................   162


--------------------------------------------------------------------------------
 This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

                                                       LETTER FROM THE PRESIDENT

DEAR SHAREHOLDER:

Attached is the semiannual report for the GE Funds for the six-month period ended March 31, 2002. Please take a few minutes to read this letter for insights into the investment markets over the past six months and our outlook for the rest of the fiscal year. We also offer some perspectives to help you plan for the future. For more specific information about the performance of your fund, please refer to the portfolio manager's commentary and the fund specific data you'll find in this report.

MARKET OVERVIEW

The period began (on October 1, 2001) at one of the most challenging times in recent history for the country. The tragic events of September 11th were still fresh in our minds, and that had an impact on many aspects of Americans' lives. The equity markets were just coming off a dramatic sell off that occurred in the wake of the terrorist attacks. But the situation quickly improved. In the closing months of 2001, equity markets surged, and recovered much of the ground they lost earlier in the year.

Although many were initially fearful that the fallout from September 11th would include an extended economic decline, the facts proved otherwise. The markets showed renewed confidence in the economy, and that played a role in driving investor optimism during the rebound. Consumer spending, after pausing briefly in September, resumed its strength in October, boosted in part by special incentives on automobile loans that spurred significant buyer activity in the car market. Further efforts to boost the economy were made by the Federal Reserve, which continued to cut short-term interest rates through December. That helped keep interest rates in check, which made it easier for consumers to borrow money for major expenditures.

After moving higher for three consecutive months to close out 2001, equity markets stepped back again in the early weeks of 2002. Investors appeared to want clearer confirmation that the economy would improve to the point that it would be reflected in corporate profits. In addition, other issues started to come into play, including growing ramifications of the demise of previously high-flying companies like Enron and Global Crossing and increasing tensions in the Middle East.

In January and February, nearly all markets moved in a negative direction. That trend continued for the technology-heavy NASDAQ Composite Index in March, although stocks in the Standard & Poor's 500 Index responded more favorably. Investors continued to have qualms about the lack of activity in business spending, particularly on technology equipment and services. Overall, smaller and mid-cap stocks performed better than large-cap issues. That provided some optimism about the longer-term direction of the market. So did the fact that a broad range of industries and sectors posted positive performance as the six-month period came to a close. For the six months, the Dow Jones Industrial Average and the Standard & Poor's 500 Index rose 17.6% and 10.2%, respectively, while the NASDAQ Composite Index climbed 23.1%.

Although they were working from a base of historically low yield levels to begin the fiscal year, bond markets managed to hold their own in the early months, as many investors were concerned that the economic slowdown would persist. But in late October, interest rates began to move higher on longer-term bonds as investors anticipated a better economic environment. That trend occurred again in March, creating a more challenging environment for bond investors (rising interest rates reduce bond values). Over the six-month period, yields on 30-year Treasury bonds jumped from 5.43% at the start of trading in October to 5.80% at the end of March. In that same time, yields on 10-year Treasury securities rose even more dramatically, from 4.59% to 5.39%. Any positive return in the bond market was generated by bond yields, as capital appreciation opportunities were difficult to come by.

Overseas markets enjoyed improved performance in the closing months of 2001. The picture was more mixed through the beginning of 2002. Developed markets in Europe began 2001 rather flat, while Japan enjoyed a mild rally. Emerging market stocks generated the most impressive performance over the six-month period. With more encouraging signs arising about an improved economic environment, a number of these countries saw their markets flourish during the period.

MARKET OUTLOOK

The main debate in the investment markets today is not whether the economies of the U.S. and other major nations will improve, but just how durable and strong the recovery will be. The answer is far from clear at this time, although it appears that the level of spending by the American consumer is likely to be an important influence. Also, the unrest that has developed in the Middle East and could be festering in other parts of the world continues to add a sense of unease to the markets. Typically, markets tend to struggle in an uncertain environment, and this is likely to result in continued volatility. The Federal Reserve has started the new year firmly entrenched on the sidelines. It is likely that the Fed is done with the rate cutting process begun early in 2001. Most anticipate that the next move for short-term interest rates will be higher, but the timing of such a decision by the Fed is hard to predict and is dependent on just how strong the recovery is likely to be. The Fed wants to keep inflation in check, but so far, there has been little threat of a major upturn in the cost of living. While the bond market is likely to have to confront a general upward trend in interest rates, we think opportunities exist in specific segments of the market. Foreign equity markets are likely to perform in line with expectations for economic improvement. The stronger the recovery, the better the performance for overseas stocks, but we also anticipate that a volatile environment will continue.

FUND HIGHLIGHTS

Even though markets have remained unpredictable, it is worth pointing out that a number of funds in the GE family have turned in notable performance in recent months.

One of our most consistent has been GE U.S. EQUITY FUND, which ranks among the top 25 % within its peer group of funds for the one-year, three-year and five-year periods ending March 31, 2002. THE GE PREMIER GROWTH EQUITY FUND finished in the top 10% of its competitive group for both the three-year and five-year periods and in the top 25% for the one-year period through the end of March 2002. Morningstar, the independent mutual fund rating service has given its highest overall rating of five stars to the GE SMALL CAP VALUE EQUITY FUND, which also ranks in the top 25% of its competitive group for the past three years. Bond investors should note that the GE TAX EXEMPT FUND also has earned a 5-star rating from Morningstar, and is in the top 10% of its competitive group for the three- and five-year periods ending at the same point. Please see GE Funds' Brightest Stars on page 4.

REASONS TO BE ENCOURAGED

It is understandable that many of you may be anxious about whether your investments still make sense for you. After we experienced such tremendous results, particularly from the equity markets in the 1990s, the new millennium has started on an entirely different note. The stock market declined for two consecutive calendar years (2000 and 2001) for the first time since the mid-1970s. The U.S. economy has experienced its first recession in ten years, although it was quite mild by historical standards. The great technology boom of the past decade has ended. And to top it off, America finds itself in the midst of a war on terrorism. So what should you as an investor be thinking about?

For starters, all of us need to accept a reality of our investing world - with information moving so quickly, markets are likely to experience significant volatility on a consistent basis. But that doesn't change anything about the long-term prospects for our investments. What is important to remember is that the U.S. and world economies managed to endure a terrible act of terrorism on the heart of America's investment center, and yet we bounced back quickly. While there has been a shakeout in technology companies, a number of important improvements to enhance productivity are helping our economy grow. And while it may be a long time before we see the markets deliver consistent returns of 20% or more (as happened in the closing years of the last decade), investments like stocks and bonds still offer the best potential to help you achieve your long-term goals. It makes sense to review your objectives and the progress you are making toward reaching your goals. But be sure to maintain a long-term perspective and not let periodic negative events have too much impact on your investment decisions. Even our experience since September 11th proves that staying invested can generate positive results if you just let your portfolio work through the market's short-term challenges.

Please remember that all of us at GE Funds remain committed to doing all we can to help you succeed as an investor. Even through the greatest obstacles the market can throw at us, we are prepared to do what it takes to generate competitive returns for your portfolio. For information on other services that could benefit you, be sure to check out our website at www.gefn.com/mutualfunds. We look forward to continuing to be your partner in helping make your financial goals a reality.


Sincerely,

/s/signature


Michael J. Cosgrove
Chairman, GE Funds
April 19, 2002



MIKE COSGROVE IS THE PRESIDENT OF THE ASSET MANAGEMENT SERVICES GROUP OF GE FINANCIAL ASSURANCE HOLDINGS, INC., AND OF GE INVESTMENT DISTRIBUTORS, INC., THE FUNDS' DISTRIBUTOR, AND SERVES AS A TRUSTEE OF THE GE PENSION TRUST AND GE'S EMPLOYEE SAVINGS PROGRAM. PREVIOUSLY CHIEF FINANCIAL OFFICER OF GE ASSET MANAGEMENT AND ASSISTANT TREASURER - GE COMPANY, MIKE JOINED GE IN 1970 AND HELD A NUMBER OF MANAGERIAL POSITIONS IN FINANCE AND SALES IN THE INTERNATIONAL OPERATION AND IN GE TRADING COMPANY. HE HAS A B.S. IN ECONOMICS FROM FORDHAM UNIVERSITY AND AN M.B.A. FROM ST. JOHN'S UNIVERSITY.

                                                       GE FUNDS' BRIGHTEST STARS


                                                                     AVERAGE ANNUAL TOTAL RETURNS*
                                                                     -----------------------------

                                              INCEPTION       ONE         THREE       FIVE        SINCE        MORNINGSTARTM**
AS OF 3/31/02                                 DATE+           YEAR        YEARS       YEARS       INCEPTION    OVERALL RATING

DOMESTIC EQUITY FUNDS
------------------------------------------------------------------------------------------------------------------------------------
GE Small-Cap Value Equity Fund Class A         9/30/98        21.86%      22.67%      N/A         20.60%       [5 STARS]
GE Small-Cap Value Equity Fund Class B         9/30/98        20.93%      21.76%      N/A         19.71%       [5 STARS]
GE U.S. Equity Fund Class A                    2/22/93         1.13%       1.45%      11.98%      13.89%       [4 STARS]
GE U.S. Equity Fund Class B                   12/22/93         0.36%       0.70%      11.15%      13.35%       [4 STARS]
GE Value Equity Fund Class A                    9/8/93         1.44%       2.02%      12.29%      13.25%       [4 STARS]
GE Value Equity Fund Class B                    9/8/93         0.72%       1.31%      11.56%      12.55%       [4 STARS]
GE Premier Growth Equity Fund Class A         12/31/96         1.48%       2.78%      16.24%      14.36%       [4 STARS]
GE Premier Growth Equity Fund Class B         12/31/96         0.73%       2.02%      15.37%      13.51%       [4 STARS]

INTERNATIONAL EQUITY FUNDS
------------------------------------------------------------------------------------------------------------------------------------
GE Global Equity Fund Class A                   2/2/93        (5.37%)     (0.91%)     5.20%        8.39%       [4 STARS]
GE Global Equity Fund Class B                 12/22/93        (6.08%)     (1.66%)     4.43%        6.04%       [4 STARS]

TAXABLE BOND FUNDS
------------------------------------------------------------------------------------------------------------------------------------
GE Short-Term Government Fund Class A           3/2/94         6.00%       6.03%      6.11%        5.73%       [4 STARS]
GE Short-Term Government Fund Class B           3/2/94         5.37%       5.38%      5.46%        5.26%       [4 STARS]

MUNICIPAL BOND FUNDS
------------------------------------------------------------------------------------------------------------------------------------
GE Tax-Exempt Fund Class A                      9/8/93         2.86%       3.93%      4.71%        4.77%       [5 STARS]



+   COMMENCEMENT OF OPERATIONS

* MORE COMPLETE INFORMATION ON THE TOTAL RETURNS IS INCLUDED ON THE FOLLOWING PAGES.

** GE SMALL-CAP VALUE EQUITY FUND, GE U.S. EQUITY FUND , GE VALUE EQUITY FUND AND GE PREMIER GROWTH EQUITY FUND WERE RATED AMONG 5040 AND 3293 DOMESTIC EQUITY FUNDS; GE GLOBAL EQUITY FUND WAS RATED AMONG 1396 AND 931 INTERNATIONAL EQUITY FUNDS; GE SHORT-TERM GOVERNMENT FUND WAS RATED AMONG 1878 AND 1422 TAXABLE BOND FUNDS; AND GE TAX-EXEMPT FUND WAS RATED AMONG 1658 AND 1507 MUNICIPAL BOND FUNDS, FOR THE THREE- AND FIVE-YEAR PERIODS, RESPECTIVELY.

    MORNINGSTAR PROPRIETARY RATINGS REFLECT HISTORICAL RISK-ADJUSTED PERFORMANCE AS OF 3/31/02. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THESE RATINGS MAY CHANGE MONTHLY AND ARE CALCULATED FROM THE FUNDS' THREE, FIVE, AND TEN-YEAR AVERAGE ANNUAL RETURNS (IF APPLICABLE) IN EXCESS OF 90-DAY TREASURY BILL RETURNS WITH APPROPRIATE FEE ADJUSTMENTS, AND A RISK FACTOR THAT REFLECTS FUND PERFORMANCE BELOW THE 90-DAY T-BILL RETURNS. THE GE SMALL-CAP VALUE EQUITY FUND CLASS A AND CLASS B SHARES RECEIVED FIVE STARS FOR THE THREE-YEAR PERIOD. THE GE U.S. EQUITY FUND CLASS A AND CLASS B SHARES RECEIVED THREE STARS FOR THE THREE-YEAR PERIOD AND FOUR STARS FOR THE FIVE-YEAR PERIOD. THE GE VALUE EQUITY FUND CLASS A AND CLASS B SHARES RECEIVED THREE STARS FOR THE THREE-YEAR PERIOD AND FOUR STARS FOR THE FIVE-YEAR PERIOD. THE GE PREMIER GROWTH EQUITY FUND CLASS A AND CLASS B SHARES RECEIVED THREE STARS FOR THE THREE-YEAR PERIOD AND FIVE STARS FOR THE FIVE-YEAR PERIOD. THE GE GLOBAL EQUITY FUND CLASS A AND CLASS B SHARES RECEIVED THREE STARS FOR THE THREE-YEAR PERIOD AND FOUR STARS FOR THE FIVE-YEAR PERIOD. THE GE SHORT-TERM GOVERNMENT FUND CLASS A AND CLASS B SHARES RECEIVED FOUR STARS FOR THE THREE-YEAR PERIOD AND FOUR STARS FOR THE FIVE-YEAR PERIOD. THE GE TAX-EXEMPT FUND CLASS A SHARES RECEIVED FOUR STARS FOR THE THREE-YEAR PERIOD AND FIVE STARS FOR THE FIVE-YEAR PERIOD. RATINGS FOR OTHER GE FUNDS OR OTHER CLASSES OF SHARES MAY BE DIFFERENT. NONE OF THE GE FUNDS SHOWN HAVE BEEN OFFERED LONG ENOUGH TO RECEIVE TEN YEAR RATINGS. THE TOP 10% OF THE FUNDS IN A CATEGORY RECEIVE FIVE STARS, THE NEXT 22.5% RECEIVE FOUR STARS, AND THE NEXT 35% RECEIVE THREE STARS.

                                                             GE U.S. EQUITY FUND



Q&A



Q. HOW DID THE GE U.S. EQUITY FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE SIX MONTH PERIOD ENDED MARCH 31, 2002?

A. The GE U.S. Equity Fund gained 12.05% for Class A shares, 11.62% for Class B shares, 11.63% for Class C shares and 12.16% for Class Y shares for the six-month period ending March 31, 2002. The Fund outperformed, the S&P 500 Index, which returned 11.00% over the same period. The average return for the 852 funds in our Lipper Large Cap Core peer group was 10.30%.

Q.  WHY DID THE FUND OUTPERFORM ITS BENCHMARK FOR THE PERIOD?

A. The Fund's performance was driven by effective stock selection and industry allocation within the technology and capital goods sectors. Within technology, a large underweight in communications, equipment, coupled with an overweight position in service industry stocks such as First Data, Certegy and Equifax, resulted in performance well above the benchmark for the sector. In capital goods, performance for the sector as a whole was also exceeded as a result of stock selection across several industries. Large holdings that performed particularly well included United Technologies, Dover Corporation and Emerson Electric.

Q. WHAT OTHER STOCKS HAVE PERFORMED WELL AND WHAT STOCKS HAVE DETRACTED FROM PERFORMANCE?

A. In addition to the stocks mentioned above, other strong performers included Nabors Industries (energy) up 101%, Applied Materials (technology) up 88% and Interpublic Group (advertising) up 68%.

    On the negative side: Sprint (long distance), Tyco (manufacturing) and Bristol Myers (pharmaceuticals) were down 57%, 32%, and 27%, respectively. Positions in the first two were trimmed during the period.

Q.  HOW HAS THE VOLATILITY IN THE MARKET AFFECTED THE FUND?

A. The market has certainly been volatile in the six months following the terrorist attacks of September 11, 2001. We have tried to maintain our long-term perspective during this period and added to positions in stocks that saw their prices decline in the short-term but whose long-term prospects remain strong.

Q.  WHAT IS YOUR OUTLOOK FOR THE FUND?

A. We believe that uncertainty about the timing of the recovery in corporate earnings, coupled with high valuation levels, will keep the stock market in a narrow trading range for the next several quarters. This is the kind of environment in which our approach to bottom-up stock selection driven by fundamental research should pay off and result in returns that exceed those of the stock market as a whole.

                                                             GE U.S. EQUITY FUND


----------------------------------------
TOP TEN LARGEST HOLDINGS
AS OF MARCH 31, 2002
as a % of Market Value
----------------------------------------
  Citigroup Inc.                   4.99%
----------------------------------------
  Exxon Mobil Corp.                3.01%
----------------------------------------
  Johnson & Johnson                2.90%
----------------------------------------
  First Data Corp.                 2.85%
----------------------------------------
  Fannie Mae                       2.66%
----------------------------------------
  Cardinal Health Inc.             2.64%
----------------------------------------
  Microsoft Corp.                  2.48%
----------------------------------------
  Pfizer Inc. (Class A)            2.29%
----------------------------------------
  American International Group
    (Class A)                      2.12%
----------------------------------------
  Intel Corp.                      1.92%
----------------------------------------


INVESTMENT PROFILE
A mutual fund designed for investors who seek long-term growth of capital by investing primarily in equity securities of U.S. companies.

LIPPER PERFORMANCE COMPARISON
Large Cap Core Peer Group
Based on average annual total returns for the periods ended 3/31/02

                    SIX     ONE    FIVE
                  MONTHS   YEAR    YEAR
                  ------   ----    ----
Number of
Funds in
peer group:        852      807     374
----------------------------------------
Peer group
average annual
total return:   10.30%   -1.87%   7.99%
----------------------------------------
Lipper categories
in peer group: Large Cap Core


CHANGE IN VALUE OF A $10,000 INVESTMENT

CLASS A SHARES+

[LINE CHART OMITTED - PLOT POINTS AS FOLLOWS:]


                    GE U.S. Equity        GE U.S. Equity
                        Fund               Fund w/load                 S&P 500

2/22/93               10000.00                9596.71                 10000.00
9/93                  11032.38               10398.02                 10531.82
9/94                  11129.16               10489.23                 10920.02
9/95                  14118.31               13306.51                 14166.68
9/96                  16758.61               15794.99                 17047.33
9/97                  23422.39               22075.61                 23948.82
9/98                  24739.48               23316.96                 26131.25
9/99                  31615.32               29797.44                 33397.46
9/00                  35439.57               33401.80                 37820.49
9/02                  29163.93               27487.00                 27738.12
3/02                  32678.81               30799.78                 30789.89




AVERAGE ANNUAL
TOTAL RETURN

                               SIX       ONE      FIVE       SINCE
                             MONTHS     YEAR      YEAR     INCEPTION
                             ------     -----     -----    ---------
GE U.S. Equity               12.05%     1.13%     11.98%     13.89%
GE U.S. Equity W/LOAD         5.59%    -4.69%     10.66%     13.16%
  MAXIMUM LOAD OF 5.75%
S&P 500                      11.00%     0.21%     10.18%     13.18%



CLASS B SHARES

[LINE CHART OMITTED - PLOT POINTS AS FOLLOWS:]


              GE U.S. Equity             GE U.S. Equity
                  Fund                    Fund w/load                 S&P 500

12/22/93        10000.00                    10000.00                 10000.00
9/94             9990.57                     9990.57                 10133.30
9/95            12579.81                    12579.81                 13146.06
9/96            14816.93                    14816.93                 15819.17
9/97            20558.50                    20558.50                 22223.45
9/98            21545.00                    21545.00                 24248.65
9/99            27326.98                    27326.98                 30991.37
9/00            31530.04                    31530.04                 35095.75
9/01            25165.41                    25165.41                 25739.75
3/02             28198.4                     28198.4                 28571.66


AVERAGE ANNUAL
TOTAL RETURN

                               SIX       ONE      FIVE       SINCE
                             MONTHS     YEAR      YEAR     INCEPTION
                             ------     -----     -----    ---------
GE U.S. Equity               11.62%     0.36%    11.15%      13.35%
GE U.S. Equity W/LOAD         7.62%    -3.62%    11.15%      13.35%
  MAXIMUM LOAD                4.00%     4.00%     0.00%       0.00%
S&P 500                      11.00%     0.21%    10.18%      13.57%


CLASS C SHARES

[LINE CHART OMITTED - PLOT POINTS AS FOLLOWS:]


              GE U.S. Equity              G.E. US Equity
                   Fund                    Fund w/load                 S&P 500

10/1/99          10000.00                    10000.00                 10000.00
12/99            11171.89                    11171.89                 11491.28
03/00            11372.41                    11372.41                 11773.02
06/00            11150.40                    11150.40                 11439.12
09/00            11125.34                    11125.34                 11324.36
12/00            11037.75                    11037.75                 10435.98
3/01             10109.34                    10109.34                  9200.32
6/01             10403.53                    10403.53                  9738.24
9/01              9089.24                     9089.24                  8305.46
12/01             9987.95                     9987.95                  9192.85
3/02             10146.06                    10146.06                  9219.23



AVERAGE ANNUAL
TOTAL RETURN

                               SIX       ONE        SINCE
                             MONTHS     YEAR      INCEPTION
                             ------     -----     ---------
GE U.S. Equity               11.63%     0.36%       0.58%
GE U.S. Equity W/LOAD        10.63%    -0.63%       0.58%
  MAXIMUM LOAD                1.00%     1.00%       0.00%
S&P 500                      11.00%     0.21%      -3.20%


CLASS Y SHARES

[LINE CHART OMITTED - PLOT POINTS AS FOLLOWS:]

                    GE U.S. Equity
                        Fund                      S&P 500

11/29/93              10000.00                    10000.00
9/94                  10096.06                    10258.34
9/95                  12835.67                    13308.28
9/96                  15270.71                    16014.38
9/97                  21403.88                    22497.68
9/98                  22657.63                    24547.88
9/99                  29033.72                     31373.8
9/00                  32627.05                    35528.83
9/02                  26917.51                    26057.38
3/02                  30189.76                    28924.24


AVERAGE ANNUAL
TOTAL RETURN

                               SIX       ONE      FIVE       SINCE
                             MONTHS     YEAR      YEAR     INCEPTION
                             ------     -----    ------    ---------
GE U.S. Equity               12.16%     1.35%    12.25%      14.17%
S&P 500                      11.00%     0.21%    10.18%      13.59%

SEE NOTES TO PERFORMANCE FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                                                             GE U.S. EQUITY FUND
                              SCHEDULE OF INVESTMENTS March 31, 2002 (unaudited)

GE U.S. EQUITY FUND

MARKET VALUE OF $719,484 (IN THOUSANDS)

[PIE CHART OMITTED - PLOT POINTS AS FOLLOWS:]

GE U.S. Equity Fund

Consumer - Stable                                 22.2%
Financial                                         20.9%
Technology                                        16.3%
Consumer - Cyclical                               11.8%
Energy                                             8.6%
Capital Goods - Construction                       7.9%
Utilities                                          6.3%
Short-Term                                         3.4%
Basic Materials                                    2.1%
Transportation                                     0.5%




                                       NUMBER
                                    OF SHARES         VALUE

--------------------------------------------------------------------------------
COMMON STOCK -- 98.0%
--------------------------------------------------------------------------------
BASIC MATERIALS -- 2.2%

Alcoa Inc.                            92,045  $   3,473,778
Barrick Gold Corp.                   115,883      2,150,788
Bowater Inc.                          26,365      1,312,977
Rohm & Haas Co.                       35,154      1,485,960
Weyerhaeuser Co.                     109,040      6,854,254
                                                 15,277,757

CAPITAL GOODS -- 8.1%

Boeing Co.                            21,970      1,060,053
Dover Corp.                          205,709      8,434,069(h)
Eaton Corp.                           15,929      1,289,930
Emerson Electric Co.                 125,528      7,204,052
General Dynamics Corp.                77,089      7,242,512
Honeywell International Inc.          68,465      2,620,156
Minnesota Mining &
   Manufacturing Co.                  54,454      6,262,755
Molex Inc. (Class A)                 261,998      8,014,519
Northrop Grumman Corp.                14,555      1,645,443
Tyco International Ltd.               12,326        398,376
United Technologies Corp.            126,692      9,400,546
Waste Management Inc.                132,823      3,619,427
                                                 57,191,838

CONSUMER - CYCLICAL -- 12.0%

Carnival Corp.                       138,414      4,519,217
Catalina Marketing Corp.             130,176      4,751,424(a)
Charter Communications Inc.
   (Class A)                          73,601        830,955(a,j)
Comcast Corp. (Class A)              275,543      8,762,267(a)
Delphi Corp.                         139,627      2,232,636
Federated Department Stores           40,645      1,660,348(a)
Gannett Co. Inc.                      24,662      1,876,778




                                       NUMBER
                                    OF SHARES         VALUE

Gemstar-TV Guide
   International Inc.                 15,973  $     236,241(a)
Home Depot Inc.                      216,795     10,538,405
Interpublic Group Cos. Inc.           96,483      3,307,437
Liberty Media Corp.                  773,548      9,777,647(a)
Lowe's Cos.                           77,182      3,356,645
NTL Inc.                             224,912         22,491(a,j)
Omnicom Group                         34,076      3,216,774
Safeway Inc.                          85,896      3,867,038(a)
Target Corp.                         221,353      9,544,741
Viacom Inc. (Class B)                131,230      6,347,595(a)
Wal-Mart Stores Inc.                 130,790      8,016,119
Walt Disney Co.                       94,341      2,177,390(h)
                                                 85,042,148

CONSUMER - STABLE -- 22.5%

Abbott Laboratories (Class A)         92,276      4,853,718
Anheuser-Busch Cos. Inc.              98,867      5,160,857(h)
Apogent Technologies Inc.            117,498      2,899,851(a)
Avon Products                         92,825      5,042,254
Baxter International Inc.             51,795      3,082,838
Bristol-Myers Squibb Co.             191,066      7,736,262
Cardinal Health Inc.                 268,194     19,012,273(h)
Colgate-Palmolive Co. (Class A)       40,624      2,321,662
Dentsply International Inc.           60,952      2,258,881
Eli Lilly & Co. (Class B)             37,349      2,845,994
Energizer Holdings Inc.               21,762        516,848(a)
General Mills Inc.                    95,209      4,650,960
Gillette Co.                          65,285      2,220,343
IMS Health Inc.                       42,019        943,327
Johnson & Johnson                    320,769     20,833,947
Kimberly-Clark Corp.                  58,958      3,811,635
Lincare Holdings Inc.                169,810      4,605,247(a)
Medtronic Inc.                        36,680      1,658,303
Merck & Co. Inc.                     223,857     12,889,686(h)
PepsiCo Inc.                         189,066      9,736,899
Pfizer Inc. (Class A)                415,242     16,501,717
Pharmacia Corp. (Class A)            113,346      5,109,638
Philip Morris Cos. Inc.              102,811      5,415,055
Procter & Gamble Co.                  37,350      3,364,862
Sybron Dental Specialties Inc.        34,087        685,149(a)
Tenet Healthcare Corp.                46,126      3,091,365(a)
UnitedHealth Group Inc.               30,736      2,348,845
Wyeth                                 95,024      6,238,326(h)
                                                159,836,742

ENERGY -- 8.7%

Anadarko Petroleum Corp.
   (Class A)                          52,202      2,946,281
Baker Hughes Inc.                    159,978      6,119,159
BP PLC. ADR                           63,253      3,358,734
Burlington Resources Inc.             78,687      3,154,562
ChevronTexaco Corp. (Class B)         63,143      5,699,919
Conoco Inc.                          120,607      3,519,312
Exxon Mobil Corp.                    494,182     21,659,997(h)
Nabors Industries Inc.               138,238      5,840,556(a)
PanCanadian Energy Corp.             103,261      3,070,982(j)
Royal Dutch Petroleum Co. ADR         23,069      1,253,108
Schlumberger Ltd.                     86,816      5,106,517
                                                 61,729,127


---------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                             GE U.S. EQUITY FUND
                              SCHEDULE OF INVESTMENTS March 31, 2002 (unaudited)



                                       NUMBER
                                    OF SHARES         VALUE

FINANCIAL -- 21.1%

Aflac Inc. (Class A)                  36,800  $   1,085,600
Allstate Corp. (Class A)              42,875      1,619,389
American Express Co. (Class A)       181,377      7,429,202
American International Group
   (Class A)                         211,335     15,245,707
Bank of America Corp.                138,722      9,435,870
Bank One Corp.                        91,759      3,833,691
Berkshire Hathaway Inc.
   (Class B)                           1,351      3,200,519(a)
Chubb Corp.                            5,492        401,465
Citigroup Inc.                       725,498     35,926,661
Fannie Mae                           239,226     19,109,373
Fidelity National Financial Inc.
   (Class A)                          47,236      1,245,613
FleetBoston Financial Corp.           84,586      2,960,510
Freddie Mac                           44,919      2,846,517
Goldman Sachs Group Inc.               8,239        743,570
Hartford Financial Services
   Group Inc.                        129,714      8,836,118
Lehman Brothers Holdings Inc.         44,491      2,875,898
Lincoln National Corp.                42,293      2,145,524
Loews Corp.                           18,675      1,093,982
Marsh & McLennan Cos.                 66,680      7,517,503
Morgan Stanley Dean
   Witter & Co.                       52,729      3,021,899
PNC Financial Services
   Group Inc.                         13,182        810,561
St. Paul Cos. Inc.                    38,449      1,762,887
State Street Corp.                    61,001      3,378,235(e)
Wachovia Corp.                        43,941      1,629,332
Washington Mutual Inc.                97,296      3,223,416
Wells Fargo & Co.                    174,522      8,621,387
                                                150,000,429

TECHNOLOGY -- 16.5%

Analog Devices Inc. (Class A)         58,112      2,617,364(a)
Applied Materials Inc.               124,683      6,766,546(a)
Automatic Data Processing            125,737      7,326,695
Certegy Inc.                         102,273      4,060,238(a)
Cisco Systems Inc. (Class A)         268,369      4,543,487(a)
Concord EFS Inc.                       3,296        109,592(a)
Dell Computer Corp.                  239,248      6,246,765(a)
Electronic Data Systems Corp.         71,953      4,172,554
Equifax Inc.                         187,296      5,600,150
First Data Corp.                     235,270     20,527,308
Hewlett-Packard Co. (Class B)         63,714      1,143,029
Intel Corp.                          454,436     13,819,399
International Business
   Machines Corp.                     49,433      5,141,032
Intuit Inc.                          165,879      6,363,118(a)
Microsoft Corp.                      295,822     17,841,025(a)
Oracle Corp.                         112,753      1,443,238(a)
Pitney Bowes Inc. (Class B)           35,274      1,509,727
Sun Microsystems Inc.                 82,389        726,671(a)
Texas Instruments Inc.               145,796      4,825,848
Unisys Corp.                         195,537      2,469,632(a)
                                                117,253,418



                                       NUMBER
                                    OF SHARES         VALUE

TRANSPORTATION -- 0.5%

Burlington Northern
   Santa Fe Corp.                    121,673  $   3,672,091

UTILITIES -- 6.4%

AT&T Corp.                           303,379      4,763,050
Constellation Energy
   Group Inc.                         31,889        983,776
Dominion Resources Inc.               91,078      5,934,642
Duke Energy Corp.                    175,181      6,621,842
Entergy Corp.                         32,483      1,410,087
Exelon Corp.                          35,372      1,873,655
SBC Communications Inc.              163,526      6,122,413
TXU Corp.                             20,390      1,111,459(j)
Verizon Communications Inc.          172,611      7,879,692
Vodafone Group PLC. ADR              364,080      6,709,994(j)
XCEL Energy Inc. (Class A)            74,151      1,879,729
                                                 45,290,339

TOTAL INVESTMENTS IN SECURITIES
   (COST $632,520,185)                          695,293,889



--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 3.4%
--------------------------------------------------------------------------------

GEI Short-Term
   Investment Fund                13,687,797 $   13,687,797
State Street Navigator Securities
   Lending Prime Portfolio        10,017,120     10,017,120(p)



                                     PRINCIPAL
                                      AMOUNT         VALUE
--------------------------------------------------------------------------------
State Street Cayman Islands
   1.625%   04/01/02                $485,000        485,000

TOTAL SHORT-TERM INVESTMENTS
   (COST $24,189,917)                            24,189,917


LIABILITIES IN EXCESS OF OTHER ASSETS,
   NET (1.4)%                                    (9,943,253)
                                               ------------


NET ASSETS--100%                               $709,540,553
                                               ============



--------------------------------------------------------------------------------
OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

The GE U.S. Equity Fund had the following long futures contracts open at March 31, 2002:

                            NUMBER       CURRENT
            EXPIRATION        OF        NOTIONAL    UNREALIZED
DESCRIPTION    DATE        CONTRACTS      VALUE    DEPRECIATION
--------------------------------------------------------------------------------

S&P 500      June 2002        14       $4,022,200    $(34,575)


---------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                            GE VALUE EQUITY FUND
Q&A



Q. HOW DID THE GE VALUE EQUITY FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE SIX MONTHS ENDED MARCH 31, 2002?

A. The GE Value Equity Fund gained 11.41% for Class A shares, 11.01% for Class B shares, 11.02% for Class C shares, and 11.54% for Class Y shares, for the six months ended March 31, 2002. The Fund outperformed its broad-based index, the Standard & Poor's 500/BARRA Value Composite Index , which returned 9.58%. The Fund also outperformed its Lipper peer group of 852 Large Cap Core funds, which gained 10.30%.

Q.  WHY DID THE FUND OUTPERFORM ITS BENCHMARK FOR THE PERIOD ENDED
    MARCH 31, 2002?

A. Our outperformance was driven by the fact that our valuation discipline kept us out of several stocks which declined substantially (BellSouth, WorldCom and AOL, for example). In addition, a number of our retail holdings performed well.

Q.  WHICH STOCKS HAVE PERFORMED WELL? WHICH HAVE NOT PERFORMED WELL?

A. The holdings that helped us the most were Applied Material, First Data, Intel, Target, Nabors and Wal-Mart. On the other hand, being overweight, Merck, Bristol Myers and Cardinal Health detracted from performance.

Q.  HOW HAS THE VOLATILITY IN THE MARKET IMPACTED THE FUND?

A. Despite interest rate cuts by the Federal Reserve, and initial signs of an economic recovery, the market has continued to be volatile. In terms of the Fund, we continue to own those companies that have demonstrated solid earnings growth. We look at the swings in the market as opportunities to scale, buy or sell those stocks that become, respectively, undervalued or overvalued relative to the market, to their peers, and/or to their earnings growth rate.

Q.  WHAT IS YOUR OUTLOOK FOR THE FUND?

A. We continue to expect the stock market to remain volatile. The team continues to focus on fundamental research and stock selection, and we plan to maintain the relative value discipline that has rewarded us over the years. Our approach for finding under-appreciated stocks with an investment catalyst has positioned the portfolio for solid relative performance over the next several years.

                                                            GE VALUE EQUITY FUND

----------------------------------------
TOP TEN LARGEST HOLDINGS
AS OF MARCH 31, 2002
as a % of Market Value
----------------------------------------
  Citigroup Inc.                   4.06%
----------------------------------------
  Exxon Mobil Corp.                3.64%
----------------------------------------
  Johnson & Johnson                2.69%
----------------------------------------
  Federal National Mortgage
    Association                    2.14%
----------------------------------------
  Wal-Mart Stores Inc.             2.02%
----------------------------------------
  Microsoft Corp.                  2.00%
----------------------------------------
  Hartford Financial
    Services Group Inc.            1.95%
----------------------------------------
  Merck & Co. Inc.                 1.90%
----------------------------------------
  Cardinal Health Inc.             1.88%
----------------------------------------
  Bank of America Corp.            1.84%
----------------------------------------


INVESTMENT PROFILE
A mutual fund designed for investors who seek long-term growth of capital and future income by investing primarily in equity securities of large U.S. companies that the portfolio manager believes are undervalued by the market but have solid growth prospects.


LIPPER PERFORMANCE COMPARISON
Large Cap Core Peer Group
Based on average annual total returns for the periods ended 3/31/02

                    SIX     ONE    FIVE
                  MONTHS   YEAR    YEAR
                  ------   ----    ----
Number of
Funds in
peer group:        852      807     374
---------------------------------------
Peer group
average annual
total return:   10.30%   -1.87%   7.99%
---------------------------------------
Lipper categories
in peer group: Large Cap Core

CHANGE IN VALUE OF A $10,000 INVESTMENT

CLASS A SHARES++

[LINE CHART OMITTED - PLOT POINTS AS FOLLOWS:]

                                 GE Value
             GE Value          Equity Fund        S&P 500/BARRA        Russell
            Equity Fund           w/load              Value          1000 Value

9/8/93       10000.00             9425.00           10000.00          10000.00
9/94          9925.18             9354.48           10055.17           9956.71
9/95         12288.84            11582.23           12841.13          12708.85
9/96         14770.05            13920.77           15237.49          14995.17
9/97         20647.82            19460.57           21224.50          21343.72
9/98         21858.34            20601.48           21196.72          22107.10
9/99         27834.55            26234.06           25709.51          26249.88
9/00         30993.92            29211.77           29225.47          28562.77
9/02         26049.44            24551.60           24280.91          26004.99
3/02         29021.09            27352.38           26606.61          29072.75



AVERAGE ANNUAL
TOTAL RETURN

                               SIX       ONE      FIVE       SINCE
                             MONTHS     YEAR      YEAR     INCEPTION
                             ------     -----     -----    ---------
GE Value Equity              11.41%     1.44%     12.29%     13.25%
GE Value Equity W/LOAD        5.04%    -4.36%     10.98%     12.47%
   MAXIMUM LOAD OF 5.75%
S&P 500/Barra Value           9.58%    -4.13%      9.40%     12.08%
Russell 1000 Value           11.80%     4.37%     11.44%     13.24%


CLASS B SHARES

[LINE CHART OMITTED - PLOT POINTS AS FOLLOWS:]


                               GE Value
            GE Value         Equity Fund       S&P 500/BARRA          Russell
           Equity Fund          w/load             Value            1000 Value

9/8/93      10000.00           10000.00          10000.00             10000.00
9/94         9873.06            9873.06          10055.17              9956.71
9/95        12139.56           12139.56          12841.13             12708.85
9/96        14461.66           14461.66          15237.49             14995.17
9/97        20078.03           20078.03           21224.5             21343.72
9/98        21145.87           21145.87          21196.72             22107.10
9/99        26785.19           26785.19          25709.51             26249.88
9/00        29581.81           29581.81          29225.47             28562.77
9/02        24709.06           24709.06          24280.91             26004.99
3/02        27527.80           27527.80          26606.61             29072.75


AVERAGE ANNUAL
TOTAL RETURN

                               SIX       ONE      FIVE       SINCE
                             MONTHS     YEAR      YEAR     INCEPTION
                             ------     -----     -----    ---------
GE Value Equity              11.01%     0.72%     11.56%     12.55%
GE Value Equity W/LOAD        7.01%    -3.28%     11.56%     12.55%
   MAXIMUM LOAD               4.00%     4.00%      0.00%      0.00%
S&P 500/Barra Value           9.58%    -4.13%      9.40%     12.08%
Russell 1000 Value           11.80%     4.37%     11.44%     13.24%


CLASS C SHARES

[LINE CHART OMITTED - PLOT POINTS AS FOLLOWS:]

                              GE Value
             GE Value       Equity Fund       S&P 500/BARRA         Russell
            Equity Fund        w/load             Value           1000 Value

9/30/99      10000.00         10000.00          10000.00            10000.00
12/99        11115.40         11115.40          10895.54            10542.55
3/00         11275.85         11275.85          10937.98            10592.29
6/00         11053.00            11053          10446.05            10079.98
9/00         11053.00            11053          11367.57            10881.11
12/00        11033.25         11033.25          11547.59            11272.05
3/02         10167.71         10167.71          10794.21            10611.34
6/02         10443.54         10443.54          11264.46            11123.87
9/02          9207.06          9207.06           9444.33             9906.71
12/02         9944.70          9944.70          10196.69            10637.21
3/02         10221.47         10221.47          10348.94            11075.39


AVERAGE ANNUAL
TOTAL RETURN

                               SIX       ONE        SINCE
                             MONTHS     YEAR      INCEPTION
                             ------     -----     ---------
GE Value Equity              11.02%     0.53%       0.88%
GE Value Equity W/LOAD       10.02%    -0.47%       0.88%
   MAXIMUM LOAD               1.00%     1.00%       0.00%
S&P 500/Barra Value           9.58%    -4.13%       1.38%
Russell 1000 Value           11.80%     4.37%       4.17%


CLASS Y SHARES

[LINE CHART OMITTED - PLOT POINTS AS FOLLOWS:]


                      GE Value            S&P 500/BARRA              Russell
                     Equity Fund              Value                1000 Value

1/5/98                10000.00               10000.00               10000.00
3/98                  11240.00               11157.57               11166.36
9/98                  10380.00                9770.72                9915.97
3/99                  12999.59               11788.97               11726.11
9/99                  13270.42                11850.9               11774.18
3/00                  15036.65               12962.49               12471.55
9/00                  14804.80               13471.60               12811.61
3/02                  13688.44               12792.11               12493.98
9/02                  12481.33               11192.39               11664.34
3/02                  13921.82               12264.42               13040.36


AVERAGE ANNUAL
TOTAL RETURN

                    SIX     ONE    FIVE
                  MONTHS   YEAR    YEAR
                  ------   ----    ----
GE Value Equity   11.54%   1.70%   8.12%
S&P 500/Barra
    Value          9.58%  -4.13%   4.92%
Russell 1000
    Value         11.80%   4.37%   6.45%

SEE NOTES TO PERFORMANCE FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                                                            GE VALUE EQUITY FUND
                              SCHEDULE OF INVESTMENTS March 31, 2002 (unaudited)

GE VALUE EQUITY FUND

[PIE CHART OMITTED - PLOT POINTS AS FOLLOWS:]


Financial                                         21.6%
Consumer - Stable                                 19.5%
Technology                                        13.6%
Energy                                            10.7%
Consumer - Cyclical                                9.9%
Utilities                                          8.5%
Capital Goods - Construction                       8.3%
Basic Materials                                    3.5%
Short Term                                         3.3%
Transportation                                     1.1%





                                       NUMBER
                                    OF SHARES         VALUE


--------------------------------------------------------------------------------
COMMON STOCK -- 99.3%
--------------------------------------------------------------------------------

BASIC MATERIALS -- 3.6%

Alcoa Inc.                            12,619   $    476,241
Barrick Gold Corp.                    27,275        506,224
Bowater Inc.                           6,209        309,208(j)
Rayonier Inc.                          4,029        214,665
Rohm & Haas Co.                        8,274        349,742
Sigma-Aldrich                          1,774         83,307
Weyerhaeuser Co.                      19,912      1,251,668
                                                  3,191,055

CAPITAL GOODS -- 8.5%

Boeing Co.                             5,184        250,128
Dover Corp.                            7,244        297,004(h)
Eaton Corp.                            3,776        305,781
Emerson Electric Co.                  19,351      1,110,554(h)
General Dynamics Corp.                14,644      1,375,804
Honeywell International Inc.          10,002        382,777
Ingersoll-Rand Co. (Class A)           1,943         97,189
Lockheed Martin Corp.                  4,682        269,590
Minnesota Mining &
   Manufacturing Co.                   9,007      1,035,895
Molex Inc. (Class A)                  14,753        451,294
Northrop Grumman Corp.                 3,404        384,822
Raytheon Co.                           6,956        285,544
United Technologies Corp.             18,609      1,380,788
                                                  7,627,170

CONSUMER - CYCLICAL -- 10.2%

Albertson's Inc. (Class B)             5,672        187,970(j)
Comcast Corp. (Class A)               13,852        440,494(a)
Costco Wholesale Corp.                 5,562        221,479(a)
Delphi Corp.                          12,694        202,977
Federated Department Stores            8,383        342,446(a)
Gannett Co. Inc.                       5,803        441,608
Home Depot Inc.                       11,489        558,480




                                       NUMBER
                                    OF SHARES         VALUE

Interpublic Group Cos. Inc.            3,083  $     105,685
Liberty Media Corp.                   32,730        413,707(a,h)
Lowes Cos. Inc.                       18,051        785,038
Omnicom Group                          5,225        493,240
Safeway Inc.                          12,566        565,721(a)
Target Corp.                          37,767      1,628,513(h)
TRW Inc.                               2,199        113,183
Viacom Inc. (Class B)                  7,109        343,862(a)
Wal-Mart Stores Inc.                  30,241      1,853,471(h)
Walt Disney Co.                       17,665        407,708
                                                  9,105,582

CONSUMER - STABLE -- 19.6%

Abbott Laboratories (Class A)          2,778        146,123
Anheuser-Busch Cos. Inc.              15,801        824,812(h)
Avon Products                         11,628        631,633
Baxter International Inc.              7,511        447,055
Biogen Inc.                            1,028         50,434(a)
Bristol-Myers Squibb Co.              17,984        728,172
Cardinal Health Inc.                  24,320      1,724,045
Colgate-Palmolive Co. (Class A)        5,157        294,723
Eli Lilly & Co. (Class B)              8,735        665,607
General Mills Inc.                     8,565        418,400
Guidant Corp.                          1,285         55,666(a)
Hershey Foods Corp.                    2,867        196,504(j)
IMS Health Inc.                        4,542        101,968
Johnson & Johnson                     38,024      2,469,659
Kimberly-Clark Corp.                  13,789        891,459
Medtronic Inc.                         4,294        194,132
Merck & Co. Inc.                      30,316      1,745,595
PepsiCo Inc.                          22,095      1,137,893(h)
Pfizer Inc. (Class A)                 38,245      1,519,856
Pharmacia Corp. (Class A)             18,076        814,866
Philip Morris Cos. Inc.               10,085        531,177
Procter & Gamble Co.                   8,535        768,918
Sara Lee Corp.                         5,139        106,686
Sysco Corp.                            8,812        262,774
Tenet Healthcare Corp.                 6,809        456,339(a)
UnitedHealth Group Inc.                4,364        333,497
Wyeth                                  6,538        429,220
                                                 17,947,213

ENERGY -- 11.0%

Baker Hughes Inc.                     17,984        687,888
BP PLC. ADR                           14,876        789,916
Burlington Resources Inc.             13,894        557,011
ChevronTexaco Corp. (Class B)         14,563      1,314,602
Conoco Inc.                           28,207        823,080
EOG Resources Inc.                     4,817        195,378(a)
Exxon Mobil Corp.                     76,266      3,342,739
GlobalSantaFe Corp.                    6,310        206,337
Nabors Industries Inc.                13,977        590,528(a)
PanCanadian Energy Corp.              24,298        722,623(j)
Petro-Canada                           4,176        107,783(j)
Phillips Petroleum Co. (Class A)       3,155        198,134
Royal Dutch Petroleum Co. ADR          4,887        265,462
                                                  9,801,481

--------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                            GE VALUE EQUITY FUND
                              SCHEDULE OF INVESTMENTS March 31, 2002 (unaudited)



                                       NUMBER
                                    OF SHARES         VALUE

FINANCIAL -- 22.1%

Allstate Corp. (Class A)              10,092   $    381,175
American Express Co. (Class A)        23,758        973,128
American International Group
   (Class A)                          18,516      1,335,744
Bank of America Corp.                 24,785      1,685,876
Bank One Corp.                           814         34,009
Blackrock Inc. (Class A)               6,467        288,428(a)
Capital One Financial Corp.              514         32,819
Chubb Corp.                            1,297         94,811
Citigroup Inc.                        75,301      3,728,906
Federal Home Loan Mortgage
   Corporation                        10,560        669,187
Federal National Mortgage
   Association                        24,654      1,969,362
Fifth Third Bancorp                    4,816        324,984
FleetBoston Financial Corp.           14,713        514,955
Goldman Sachs Group Inc.               1,954        176,349
Hartford Financial Services
   Group Inc.                         26,326      1,793,327
John Hancock Financial Services        4,534        173,154
Lehman Brothers Holdings Inc.          6,471        418,285
Lincoln National Corp.                 9,957        505,119
Marsh & McLennan Cos.                  6,544        737,771
Merrill Lynch & Co. Inc.               3,665        202,968
Morgan Stanley Dean
   Witter & Co.                       12,411        711,274
PNC Financial Services
   Group Inc.                          3,091        190,066
St. Paul Cos. Inc.                     9,044        414,667
Wachovia Corp.                        10,338        383,333
Waddell & Reed Financial Inc.
   (Class A)                           5,237        159,624(a)
Washington Mutual Inc.                 7,637        253,014
Wells Fargo & Co.                     32,058      1,583,665
                                                 19,736,000

TECHNOLOGY -- 14.0%

Analog Devices Inc. (Class A)         10,404        468,596(a,h)
Applied Materials Inc.                17,815        966,820(a)
Automatic Data Processing              6,192        360,808
Axcelis Technologies Inc.             15,819        226,212(a)
Certegy Inc.                           9,094        361,032(a)
Cisco Systems Inc. (Class A)           5,138         87,435(a)
Compaq Computer Corp.                 25,858        270,216
Convergys Corp.                       11,906        352,060(a)
Dell Computer Corp.                   21,704        566,691(a)
Electronic Data Systems Corp.          7,240        419,848(j)
First Data Corp.                      19,056      1,662,636
Hewlett-Packard Co. (Class B)         15,007        269,226(j)
Intel Corp.                           50,664      1,540,692
International Business
   Machines Corp.                     11,339      1,179,256
Intuit Inc.                            9,578        367,412(a)
Microsoft Corp.                       30,461      1,837,103(a)
Oracle Corp.                          12,181        155,917(a)
Pitney Bowes Inc. (Class B)            8,292        354,898




                                       NUMBER
                                    OF SHARES         VALUE

Sun Microsystems Inc.                 19,404  $     171,143(a)
Texas Instruments Inc.                19,182        634,924
Unisys Corp.                          20,682        261,214(a)
                                                 12,514,139

TRANSPORTATION -- 1.1%

Burlington Northern
   Santa Fe Corp.                     22,187        669,604
Canadian Pacific Railway Ltd.          6,920        148,226
Union Pacific Corp.                    3,281        203,881
                                                  1,021,711

UTILITIES -- 8.8%

AT&T Corp.                            50,143        787,245
Constellation Energy Group Inc.        7,522        232,054
Dominion Resources Inc.               15,385      1,002,487(j)
Duke Energy Corp.                     30,065      1,136,457
Entergy Corp.                          7,636        331,479
Exelon Corp.                           8,341        441,823
FPL Group Inc.                         7,256        432,095
SBC Communications Inc.               37,784      1,414,633
TXU Corp.                              4,838        263,719(j)
Verizon Communications Inc.           29,468      1,345,214(h)
XCEL Energy Inc. (Class A)            17,446        442,247
                                                  7,829,453

TOTAL INVESTMENTS IN SECURITIES
   (COST $78,379,953)                            88,773,804



--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 3.4%
--------------------------------------------------------------------------------

GEI Short-Term Investment Fund       473,381        473,381
State Street Navigator Securities
   Lending Prime Portfolio         2,594,487      2,594,487(p)

TOTAL SHORT-TERM INVESTMENTS
   (COST $3,067,868)                              3,067,868


LIABILITIES IN EXCESS OF OTHER ASSETS,
   NET (2.7)%                                    (2,469,497)
                                                -----------

NET ASSETS-- 100%                               $89,372,175
                                                ===========

--------------------------------------------------------------------------------
OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

The GE Value Equity Fund had the following short futures contracts open at March 31, 2002:

                            NUMBER       CURRENT
            EXPIRATION        OF        NOTIONAL    UNREALIZED
DESCRIPTION    DATE        CONTRACTS      VALUE    DEPRECIATION
--------------------------------------------------------------------------------

S&P 500      June 2002         2       $(573,500)    $     --

---------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                          GE MID-CAP GROWTH FUND
Q&A

Q. HOW DID THE GE MID-CAP GROWTH FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE SIX MONTHS ENDED MARCH 31, 2002?

A. The GE Mid-Cap Growth Fund returned 15.32% for Class A shares, 14.86% for Class B shares,14.86% for Class C shares, and 15.40% for Class Y shares, for the six-month period ended March 31, 2002. The Fund lagged its benchmark index, the Standard & Poor's MidCap 400 Index, which returned 25.92%. For the same period, our Lipper peer group of 540 Multi-Cap Value funds had an average return of 13.91%, ranking the Mid-Cap Growth Fund's performance in the top quartile on a six-month basis when compared to its peer group.

Q.  WHAT ACCOUNTED FOR THE FUND'S PERFORMANCE FOR THE SIX MONTH PERIOD?

A. The Fund underperformed the S&P 400 Mid Cap Index mainly due to an emphasis on certain underperforming industries within the consumer stable and technology sectors. In addition, our underweight position in the consumer cyclical stocks and the technology sector as a whole, together with an overweighting in the relatively weak-performing consumer stable sector, detracted from performance. Our above average cash position also negatively impacted performance during the period. On the positive side, solid stock selection in basic materials, and a continued significant underweight in the struggling utility sector, particularly communication services, helped returns for the period. Our decision to underweight utilities was driven by concerns over sector valuation, as well as our negative view of the telecommunication services industry, which led us to avoid stocks that performed poorly during the six months ended March 31, 2002.

Q.  WHAT HAS YOUR INVESTMENT STRATEGY BEEN FOR THE FUND?

A. We continue to focus on investing in companies with solid earnings growth prospects, strong visibility, and superior fundamentals for the long term. New companies being added to the Fund must be priced reasonably based on expected earnings growth in comparison to the market, as well as in comparison to their respective peer groups. We believe companies with high quality management teams and a focus on shareholder value will produce sustainable gains over the long term. We do not and will not invest in, or speculate on, companies with operating losses and no material track record in managing their business.

Q.  WHAT CHANGES HAVE YOU MADE IN THE FUND?

A. Over the past six months, we have repositioned the Fund in several areas. We reduced our overweight in the capital goods sector through the sale of selected stocks that had reached our price targets. While we have remained underweight in financials, we have added to our position in high quality, regional bank stocks. We increased our holdings in technology, focusing mainly on companies that should be positioned to benefit from an economic rebound. In the consumer stable sector, particularly in healthcare, we continue to selectively add stocks that, in our view, benefit from strong long-term business fundamentals.

Q.  WHAT IS YOUR OUTLOOK FOR THE FUND?

A. We believe that the U.S. economy will experience a subdued recovery in the second half of 2002. However, the recent strong rally in the market has lifted economically sensitive stocks in the consumer cyclical and technology sectors to levels that reflect a stronger recovery than we expect. As a result, we are maintaining our underweight in consumer cyclicals and continue to emphasize the more defensive computer services companies in the technology sector. In addition, we remain underweight in financials stocks, as we believe they fully reflect the benefit of the Federal Reserve's interest rate cuts of 2001, yet do not fully reflect the risks of further credit deterioration. We are overweight in the capital goods sector as we think these stocks will benefit from an improved economy in 2002 and are trading at attractive valuations. Finally, we also remain overweight in the consumer stable sector, specifically healthcare stocks, due to positive demographic trends and reasonable stock valuations.

                                                          GE MID-CAP GROWTH FUND


-----------------------------------------
TOP TEN LARGEST HOLDINGS
AS OF MARCH 31, 2002
as a % of Market Value
-----------------------------------------
  Apogent Technologies Inc.        1.82%
-----------------------------------------
  Caremark Rx Inc.                 1.78%
-----------------------------------------
  Mettler Toledo
    International Inc.             1.76%
-----------------------------------------
  Tenet Healthcare Corp.           1.76%
-----------------------------------------
  AmerisourceBergen Corp.
    (Class A)                      1.72%
-----------------------------------------
  Molex Inc.  (Class A)            1.70%
-----------------------------------------
  Quest Diagnostics Inc.           1.57%
-----------------------------------------
  Hartford Financial
    Services Group Inc.            1.53%
-----------------------------------------
  Sungard Data Systems Inc.        1.50%
-----------------------------------------
  Sealed Air Corp.                 1.50%
-----------------------------------------


INVESTMENT PROFILE
A mutual fund designed for investors who seek long-term growth of capital by investing primarily in equity securities of mid-cap companies that the portfolio manager believes have above-average growth potential.


LIPPER PERFORMANCE COMPARISON
Multi Cap Value Peer Group
Based on average annual total returns for the periods ended 3/31/02

                    SIX     ONE    FIVE
                  MONTHS   YEAR    YEAR
                  ------   ----    ----
Number of
Funds in
peer group:        540      494     229
---------------------------------------
Peer group
average annual
total return:   13.91%    5.48%  10.85%
---------------------------------------
Lipper categories
in peer group: Multi Cap Value



CHANGE IN VALUE OF A $10,000 INVESTMENT


CLASS A SHARES++

[LINE CHART OMITTED - PLOT POINTS AS FOLLOWS:]


                                        GE Mid-Cap
             GE Mid-Cap                Growth Fund                   S&P
             Growth Fund                  w/load                  MidCap 400

9/8/93        10000.00                     9425.00                 10000.00
9/94          10251.10                     9661.66                 10262.83
9/95          13743.36                    12953.12                 12919.75
9/96          15715.18                    14811.56                 14730.65
9/97          20917.94                    19715.16                 20490.44
9/98          17547.72                    16538.72                 19213.60
9/99          19987.85                    18838.54                 24048.16
9/00          26671.68                    25138.06                 34444.50
9/02          21100.72                    19887.43                 27915.01
3/02          24332.36                    22933.25                 35151.50



AVERAGE ANNUAL
TOTAL RETURN

                               SIX       ONE      FIVE       SINCE
                             MONTHS     YEAR      YEAR     INCEPTION
                             ------     -----     -----    ---------
GE Mid-Cap Growth            15.32%     3.12%     9.54%     10.94%
GE Mid-Cap
    Growth  W/LOAD            8.70%    -2.85%     8.25%     10.18%
    MAXIMUM LOAD OF 5.75%
S&P MidCap 400               25.92%    18.92%    17.96%     15.77%


CLASS B SHARES

[LINE CHART OMITTED - PLOT POINTS AS FOLLOWS:]

                                          GE Mid-Cap
              GE Mid-Cap                 Growth Fund                 S&P
             Growth Fund                   w/load                 MidCap 400

9/8/93        10000.00                    10000.00                 10000.00
9/94          10180.31                    10180.31                 10262.83
9/95          13542.06                    13542.06                 12919.75
9/96          15383.31                    15383.31                 14730.65
9/97          20336.85                    20336.85                 20490.44
9/98          16957.79                    16957.79                 19213.60
9/99          19218.82                    19218.82                 24048.16
9/00          25458.42                    25458.42                 34444.50
9/02          19997.29                    19997.29                 27915.01
3/02          22969.86                    22969.86                 35151.50



AVERAGE ANNUAL
TOTAL RETURN


                               SIX       ONE      FIVE       SINCE
                             MONTHS     YEAR      YEAR     INCEPTION
                             ------     -----     -----    ---------
GE Mid-Cap Growth            14.86%     2.41%     8.82%     10.26%
GE Mid-Cap
    Growth  W/LOAD           10.86%    -1.59%     8.82%     10.26%
    MAXIMUM LOAD              4.00%     4.00%     0.00%      0.00%
S&P MidCap 400               25.92%    18.92%    17.96%     15.77%


CLASS C SHARES

[LINE CHART OMITTED - PLOT POINTS AS FOLLOWS:]

                                           GE Mid-Cap
                     GE Mid-Cap           Growth Fund                S&P
                     Growth Fund             w/load               MidCap 400

9/30/99               10000.00               10000.00              10000.00
12/99                 12262.44               12262.44              11719.29
3/00                  13325.79               13325.79              13207.59
6/00                  12658.37               12658.37              12774.43
9/00                  13246.61               13246.61              14323.13
12/00                 12784.10               12784.10              13774.91
3/02                  11671.88               11671.88              12292.06
6/02                  12311.09               12311.09              13913.34
9/02                  10406.26               10406.26              11607.96
12/02                 11850.86               11850.86              13695.74
3/02                  11953.13               11953.13              14617.12


AVERAGE ANNUAL
TOTAL RETURN

                               SIX       ONE        SINCE
                             MONTHS     YEAR      INCEPTION
                             ------     -----     ---------
GE Mid-Cap Growth            14.86%     2.41%       7.39%
GE Mid-Cap Growth  W/LOAD    13.86%     1.41%       7.39%
   MAXIMUM LOAD               1.00%     1.00%       0.00%
S&P MidCap 400               25.92%    18.92%      16.40%


CLASS Y SHARES

[LINE CHART OMITTED - PLOT POINTS AS FOLLOWS:]

                     GE Mid-Cap                    S&P
                     Growth Fund                MidCap 400

1/5/98                10000.00                    10000.00
3/98                  11120.00                    11104.28
9/98                   8710.00                     9300.25
3/99                  10380.00                    11133.40
9/99                   9980.00                    11640.40
3/00                  13370.00                    15374.16
9/00                  13350.00                    16672.70
3/02                  11820.49                    14308.46
9/02                  10830.81                    13512.13
3/02                  12498.80                    17014.92



AVERAGE ANNUAL
TOTAL RETURN

                               SIX       ONE        SINCE
                             MONTHS     YEAR      INCEPTION
                             ------     -----     ---------
GE Mid-Cap Growth            15.40%     5.74%       5.41%
S&P MidCap 400               25.92%    18.92%      13.32%

SEE NOTES TO PERFORMANCE FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                                                          GE MID-CAP GROWTH FUND
                              SCHEDULE OF INVESTMENTS March 31, 2002 (unaudited)

                                                          GE MID-CAP GROWTH FUND
MARKET VALUE OF $47,038 (IN THOUSANDS)

[PIE CHART OMITTED - PLOT POINTS AS FOLLOWS:]



Short Term                                        28.1%
Consumer-Stable                                   18.5%
Technology                                        15.1%
Financial                                          9.9%
Consumer-Cyclical                                  9.3%
Capital Goods                                      8.8%
Energy                                             6.1%
Basic Materials                                    2.6%
Utilities                                          1.6%



                                       NUMBER
                                    OF SHARES         VALUE

--------------------------------------------------------------------------------
COMMON STOCK -- 92.4%
--------------------------------------------------------------------------------

BASIC MATERIALS -- 3.4%

Praxair Inc.                           5,575   $    333,385
Rohm & Haas Co.                        4,553        192,455
Sealed Air Corp.                      14,945        703,611(a,j)
                                                  1,229,451

CAPITAL GOODS -- 11.3%

Danaher Corp.                          4,151        294,804(j)
Dover Corp.                           10,675        437,675
Integrated Defense
   Technologies Inc.                  14,151        392,690(a,j)
ITT Industries Inc.                    3,796        239,300(j)
Martin Marietta Materials              6,524        275,443
Mettler Toledo International Inc.     18,267        826,764(a,j)
Molex Inc. (Class A)                  26,095        798,246
Thermo Electron Corp.                 25,858        536,036(a)
Tyco International Ltd.                4,890        158,045
United Defense Industries Inc.         6,086        163,105(a)
                                                  4,122,108

CONSUMER - CYCLICAL -- 11.9%

Apollo Group Inc. (Class A)            2,372        127,021(a)
Bed Bath & Beyond Inc.                10,675        360,281(a)
BJ's Wholesale Club Inc.               2,372        106,028(a)
CDW Computer Centers Inc.              6,533        328,871(a)
Charter Communications Inc.
   (Class A)                          38,549        435,218(a,j)
DST Systems Inc.                       7,117        354,427(a)
Federated Department Stores           15,420        629,907(a)
Interpublic Group Cos. Inc.           18,987        650,874(j)
Jones Apparel Group Inc.
   (Class A)                           5,931        207,288(a)



                                       NUMBER
                                    OF SHARES         VALUE

Kroger Co.                            19,215   $    425,804(a)
Viad Corp.                            20,995        587,860(h)
Westwood One Inc.                      4,151        159,191(a)
                                                  4,372,770

CONSUMER - STABLE -- 23.7%

Alcon Inc. (Class A)                   5,696        192,810(a)
AmerisourceBergen Corp.
   (Class A)                          11,861        810,106(j)
Apogent Technologies Inc.             34,635        854,792(a)
Barr Laboratories Inc.                 5,930        390,313(a,j)
Cardinal Health Inc.                   6,168        437,250
Caremark Rx Inc.                      42,824        835,068(a,j)
Dentsply International Inc.           14,233        527,475
Genentech Inc.                         9,251        466,713(a)
Genzyme Corp.-Genl Division            2,848        124,372(a,j)
Gilead Sciences Inc.                   9,252        332,979(a)
Idec Pharmaceuticals Corp.            10,082        648,273(a,j)
IVAX Corp.                            10,859        174,287(a,j)
Estee Lauder Cos. Inc. (Class A)       7,710        263,374
Manor Care Inc.                       20,757        483,638(a)
Quest Diagnostics Inc.                 8,895        736,951(a)
RJ Reynolds Tobacco
   Holdings Inc.                       4,151        268,777(j)
Henry Schein Inc.                      5,309        233,861(a)
Tenet Healthcare Corp.                12,336        826,759(a)
Viasys Healthcare Inc.                 3,777         84,945(a)
                                                  8,692,743

ENERGY -- 7.8%

BJ Services Co.                        9,371        323,018(a,j)
Devon Energy Corp.                     6,527        315,058(j)
GlobalSantaFe Corp.                   13,343        436,316
Murphy Oil Corp.                       1,779        170,784(j)
Nabors Industries Inc.                 7,026        296,849(a,j)
National-Oilwell Inc.                  7,082        179,387(a,j)
Ocean Energy Inc.                      7,117        140,845
Phillips Petroleum Co. (Class A)       9,713        609,976
Valero Energy Corp.                    3,056        151,333(j)
Weatherford International Inc.         4,745        226,004(a,j)
                                                  2,849,570

FINANCIAL -- 12.8%

American International Group
   (Class A)                           8,896        641,757(h)
Everest Re Group Ltd.                  7,828        542,794
Golden State Bancorp Inc.              8,303        246,516(j)
Hartford Financial Services
   Group Inc.                         10,557        719,143
M&T Bank Corp.                         4,479        359,977(j)
MGIC Investment Corp. (Class A)        1,907        130,496
Nationwide Financial Services
   (Class A)                          10,438        446,746
North Fork Bancorporation Inc.         7,113        252,938

-------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                          GE MID-CAP GROWTH FUND
                              SCHEDULE OF INVESTMENTS March 31, 2002 (unaudited)




                                       NUMBER
                                    OF SHARES         VALUE

SEI Investments Co.                   11,268    $   482,383
Waddell & Reed Financial Inc.
   (Class A)                          11,861        361,523(a,j)
Zions Bancorporation                   8,184        485,066
                                                  4,669,339

TECHNOLOGY -- 19.4%

Advanced Fibre Communication
   (Class A)                           3,200         61,408(a)
Affiliated Computer Services Inc.
   (Class A)                          10,636        596,999(a,j)
Analog Devices Inc. (Class A)          9,492        427,520(a)
Atmel Corp.                           45,073        457,040(a,j)
Cadence Design Systems Inc.           17,792        402,277(a)
Concord EFS Inc.                      18,978        631,019(a)
Convergys Corp.                       17,792        526,109(a)
Cypress Semiconductor Corp.            4,444        102,212(a)
Electronic Arts Inc.                   4,744        288,435(a)
Fiserv Inc.                            8,006        368,196(a)
Integrated Device Technology Inc.      2,287         76,020(a)
International Rectifier Corp.          2,965        134,641(a,j)
Intuit Inc.                           14,492        555,913(a)
Nvidia Corp.                           4,745        210,488(a,j)
Polycom Inc.                          11,306        278,128(a,j)
RF Micro Devices Inc.                 16,010        286,579(a)
Sanmina-SCI Corp.                     26,138        307,122(a)
Sungard Data Systems Inc.             21,351        703,942(a)
Symantec Corp.                         5,930        244,375(a,j)
Waters Corp.                          16,013        447,884(a,j)
                                                  7,106,307

UTILITIES -- 2.1%

Dynegy Inc. (Class A)                 11,861        343,969
El Paso Corp.                          4,982        219,357(j)
Telephone & Data Systems Inc.          2,372        209,332
                                                    772,658

TOTAL INVESTMENTS IN SECURITIES
   (COST $30,374,724)                            33,814,946




                                       NUMBER
                                    OF SHARES         VALUE

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 7.5%
--------------------------------------------------------------------------------

GEI Short-Term Investment Fund     2,747,824 $    2,747,824
State Street Navigator Securities
   Lending Prime Portfolio        10,474,877     10,474,877(p)

TOTAL SHORT-TERM INVESTMENTS
   (COST $13,222,701)                            13,222,701


LIABILITIES IN EXCESS OF OTHER ASSETS,
   NET (28.5)%                                  (10,444,014)
                                              -------------

NET ASSETS-- 100%                             $  36,593,633
                                              =============

--------------------------------------------------------------------------------
OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

The GE Mid-Cap Growth Fund had the following short futures contracts open at March 31, 2002:

                               NUMBER    CURRENT
                  EXPIRATION     OF     NOTIONAL    UNREALIZED
DESCRIPTION          DATE     CONTRACTS   VALUE    DEPRECIATION
--------------------------------------------------------------------------------

S&P MidCap 400     June 2002      1    $(271,225)    $(4,475)

----------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                    GE MID-CAP VALUE EQUITY FUND

Q&A

Q. HOW DID THE GE MID-CAP VALUE EQUITY FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE SIX MONTHS ENDED MARCH 31, 2002?

A. The GE Mid-Cap Value Fund returned 20.16% for Class A shares, 19.74% for Class B shares, 19.74% for Class C shares, and 20.38% for Class Y shares, for the six-month period ended March 31, 2002, while its benchmark, the Standard & Poor's 400/BARRA Value Index, returned 25.90% for the same period. During the period, the Fund shifted from the Multicap Value Lipper peer group into the MidCap Value Lipper group, as the portfolio continued to be repositioned under new management. For the period, the Lipper peer group of 540 Multicap Value funds had an average return of 13.91%. The Fund's performance ranked in the top tenth percentile on a six-month basis when compared to this peer group. The new Lipper peer group of 188 MidCap Value funds had an average return of 23.02% for the period.

Q. WHY DID THE FUND UNDERPERFORM ITS BENCHMARK FOR THE SIX-MONTH PERIOD ENDED MARCH 31, 2002?

A. Consumer cyclical and technology stocks benefited from an improving economic outlook. Our underweight positions in these sectors, plus our lack of exposure to several strong performing stocks, negatively impacted the portfolio. Also contributing to the underperformance was disappointing stock selection in the consumer stable sector. Healthcare stocks such as Watson Pharmaceuticals and Manor Care hurt the portfolio's performance. Our above average cash position also negatively affected the Fund during the period. On the positive side, capital goods and energy stocks benefited from an improved economic outlook. Solid stock selection and our overweight position in capital goods had a positive impact on the portfolio. Capital good stocks such as ITT Industries and Textron performed well during the period. Revived demand for oil and gas drove energy stocks higher. Two oil service concerns, Nabors Industries and Ensco International, were major beneficiaries of the market's renewed focus on the energy sector. The Fund also benefited from strong stock picks in the utility sector, as investors rotated back into traditional utilities after the Enron debacle and focused on stocks that generated attractive yields. Holdings such as OGE Corporation, Teco Energy and Allete Inc. had strong performance during the period.

Q.  WHAT HAS YOUR INVESTMENT STRATEGY BEEN FOR THE FUND?

A. The focus of the Fund continues to be on investing in attractively-priced stocks of companies with solid earnings prospects, strong market share and superior long-term business fundamentals. New companies being purchased in the Fund must be priced reasonably, based on their earnings outlook in comparison to the market, as well as to their relevant peer group. We believe companies with high quality management teams, superior returns, and a focus on shareholder value will produce sustainable gains over the long term.

Q.  WHAT CHANGES HAVE YOU MADE IN THE FUND?

A. Over the course of the past six months, we have repositioned the Fund in several areas. In the basic materials and consumer cyclical sectors we continued to take profits, as these cyclical stocks rallied in reaction to interest rate cuts by the Federal Reserve and expectations of a robust recovery. Both the financial and technology sectors have played a limited role, and the Fund has been selectively adding stocks in these areas as valuations become more attractive. We have also added to our energy and utility holdings based on attractive valuations and an improved outlook for commodity prices. Finally, our cautious outlook during the period has caused us to add to our positions in consumer stable stocks, especially in the healthcare area.

Q.  WHAT IS YOUR OUTLOOK FOR THE FUND?

A. We believe that the U.S. economy will experience a subdued recovery in the second half of 2002. However, the recent strong rally in the market has lifted economically sensitive stocks in the consumer cyclical and technology sectors to levels that reflect a stronger recovery than we expect. As a result, we are maintaining our underweight in consumer cyclicals and continue to emphasize the more defensive computer services companies in the technology sector. In addition, we remain underweight in financial stocks, as we believe they fully reflect the benefit of the Federal Reserve's interest rate cuts of 2001, yet do not fully reflect the risks of further credit deterioration. We are overweight in the capital goods sector, as we think these stocks will benefit from an improved economy in 2002 and are trading at attractive valuations. Finally, we also remain overweight in the consumer stable sector, specifically healthcare stocks, due to positive demographic trends and reasonable stock valuations.

                                                    GE MID-CAP VALUE EQUITY FUND


----------------------------------------
TOP TEN LARGEST HOLDINGS
AS OF MARCH 31, 2002
as a % of Market Value
----------------------------------------
  Tenet Healthcare Corp.           2.02%
----------------------------------------
  Molex Inc. (Class A)             1.95%
----------------------------------------
  Viad Corp.                       1.89%
----------------------------------------
  Hartford Financial
    Services Group Inc.            1.89%
----------------------------------------
  Federated Department Stores      1.78%
----------------------------------------
  Caremark Rx Inc.                 1.69%
----------------------------------------
  OGE Energy Corp.                 1.62%
----------------------------------------
  Zions Bancorporation             1.60%
----------------------------------------
  Banknorth Group Inc.             1.57%
----------------------------------------
  AmerisourceBergen Corp.
    (Class A)                      1.54%
----------------------------------------



INVESTMENT PROFILE
A mutual fund designed for investors who seek long-term growth of capital by investing primarily in equity securities of mid-cap companies that the portfolio manager believes are undervalued by the market and have above average growth potential.

LIPPER PERFORMANCE COMPARISON
Mid Cap Value Peer Group
Based on average annual total returns for the periods ended 3/31/02


                     SIX MONTHS   ONE YEAR
                    -----------  ---------
Number of
Funds in
peer group:             188         172
----------------------------------------
Peer group
average annual
total return:         23.02%     17.68%
----------------------------------------
Lipper categories
in peer group: Mid Cap Value



CHANGE IN VALUE OF A $10,000 INVESTMENT


CLASS A SHARES+

[LINE CHART OMITTED - PLOT POINTS AS FOLLOWS:]


                     GE Mid-Cap                 GE Mid-Cap                S&P MidCap
                    Value Equity               Value Equity                400/BARRA                 S&P
                        Fund                    Fund w/load                  Value               MidCap 400

12/31/98              10000.00                     9425.00                 10000.00                  10000.00
3/99                  10100.00                     9519.25                  9198.36                   9366.52
6/99                  11500.00                    10838.75                 10575.39                  10690.42
9/99                   9829.87                     9264.65                  9541.35                   9793.06
12/99                 10791.07                    10170.58                 10233.60                  11476.78
3/00                  10730.67                    10113.66                 10880.13                  12934.27
6/00                  10056.23                     9478.00                 10591.24                  12510.08
9/00                  10670.28                    10056.73                 11971.05                  14026.73
12/00                 11286.40                    10637.43                 13087.57                  13489.86
3/02                  10992.85                    10360.76                 12635.69                  12037.70
6/02                  11478.72                    10818.69                 14073.73                  13625.42
9/02                  10091.96                     9511.67                 12243.23                  11367.75
12/02                 11239.30                    10593.04                 14022.26                  13412.33
3/02                  12126.89                    11429.59                 15413.85                  14314.64




AVERAGE ANNUAL
TOTAL RETURN

                               SIX       ONE        SINCE
                             MONTHS     YEAR      INCEPTION
                             ------     -----     ---------
GE Mid-Cap Value Equity      20.16%    10.32%       6.11%
GE Mid-Cap Value Equity
    W/LOAD                   13.24%     4.00%       4.20%
    MAXIMUM LOAD OF 5.75%
S&P MidCap 400               25.92%    18.92%      11.67%
S&P 400/BARRA Value          25.90%    21.99%      14.24%



CLASS B SHARES


[LINE CHART OMITTED - PLOT POINTS AS FOLLOWS:]


                     GE Mid-Cap                 GE Mid-Cap                S&P MidCap
                    Value Equity               Value Equity                400/BARRA                 S&P
                        Fund                    Fund w/load                  Value               MidCap 400

12/31/98              10000.00                    10000.00                 10000.00                  10000.00
3/99                  10080.00                    10080.00                  9198.36                   9366.52
6/99                  11450.00                    11450.00                 10575.39                  10690.42
9/99                   9770.00                     9770.00                  9541.35                   9793.06
12/99                 10711.74                    10711.74                 10233.60                  11476.78
3/00                  10631.58                    10631.58                 10880.13                  12934.27
6/00                   9940.18                     9940.18                 10591.24                  12510.08
9/00                  10521.36                    10521.36                 11971.05                  14026.73
12/00                 11114.59                    11114.59                 13087.57                  13489.86
3/02                  10802.21                    10802.21                 12635.69                  12037.70
6/02                  11265.74                    11265.74                 14073.73                  13625.42
9/02                   9875.16                     9875.16                 12243.23                  11367.75
12/02                 10976.31                    10976.31                 14022.26                  13412.33
3/02                  11824.57                    11724.57                 15413.85                  14314.64




AVERAGE ANNUAL
TOTAL RETURN

                               SIX       ONE        SINCE
                             MONTHS     YEAR      INCEPTION
                             ------     -----     ---------
GE Mid-Cap Value Equity      19.74%     9.46%       5.29%
GE Mid-Cap Value Equity
    W/LOAD                   15.74%     5.46%       5.02%
    MAXIMUM LOAD              4.00%     4.00%       1.00%
S&P MidCap 400               25.92%    18.92%      11.67%
S&P 400/BARRA Value          25.90%    21.99%      14.24%



CLASS C SHARES

[LINE CHART OMITTED - PLOT POINTS AS FOLLOWS:]


                     GE Mid-Cap                 GE Mid-Cap                S&P MidCap
                    Value Equity               Value Equity                400/BARRA                 S&P
                        Fund                    Fund w/load                  Value               MidCap 400

9/30/99               10000.00                    10000.00                 10000.00                  10000.00
12/99                 10965.14                    10965.14                 10725.52                  11719.29
3/00                  10882.62                    10882.62                 11403.13                  13207.59
6/00                  10170.86                    10170.86                 11100.36                  12774.43
9/00                  10769.15                    10769.15                 12546.49                  14323.13
12/00                 11369.49                    11369.49                 13716.68                  13774.91
3/02                  11058.28                    11058.28                 13243.08                  12292.06
6/02                  11535.47                    11535.47                 14750.24                  13913.34
9/02                  10114.28                    10114.28                 12831.76                  11607.96
12/02                 11248.03                    11248.03                 14696.30                  13695.74
3/02                  12110.84                    12110.84                 16154.78                  14617.12



AVERAGE ANNUAL
TOTAL RETURN

                               SIX       ONE        SINCE
                             MONTHS     YEAR      INCEPTION
                             ------     -----     ---------
GE Mid-Cap Value Equity      19.74%     9.52%       7.96%
GE Mid-Cap Value Equity
    W/LOAD                   18.74%     8.52%       7.96%
    MAXIMUM LOAD              1.00%     1.00%       0.00%
S&P MidCap 400               25.92%    18.92%      16.40%
S&P 400/BARRA Value          25.90%    21.99%      21.15%


CLASS Y SHARES

[LINE CHART OMITTED - PLOT POINTS AS FOLLOWS:]

                     GE Mid-Cap             S&P MidCap
                    Value Equity             400/BARRA                    S&P
                        Fund                   Value                  MidCap 400

12/31/98              10000.00                10000.00                 10000.00
3/99                  10100.00                 9198.36                  9366.52
6/99                  11510.00                10575.39                 10690.42
9/99                   9840.00                 9541.35                  9793.06
12/99                 10808.50                10233.60                 11476.78
3/00                  10758.09                10880.13                 12934.27
6/00                  10082.56                10591.24                 12510.08
9/00                  10697.59                11971.05                 14026.73
12/00                 11325.30                13087.57                 13489.86
3/02                  11040.90                12635.69                 12037.70
6/02                  11538.60                14073.73                 13625.42
9/02                  10147.06                12243.23                 11367.75
12/02                 11312.11                14022.26                 13412.33
3/02                  12215.01                15413.85                 14314.64


AVERAGE ANNUAL
TOTAL RETURN

                               SIX       ONE        SINCE
                             MONTHS     YEAR      INCEPTION
                             ------     -----     ---------
GE Mid-Cap Value Equity      20.38%    10.63%       6.35%
S&P MidCap 400               25.92%    18.92%      11.67%
S&P 400/BARRA Value          25.90%    21.99%      14.24%

SEE NOTES TO PERFORMANCE FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                                                    GE MID-CAP VALUE EQUITY FUND
                              SCHEDULE OF INVESTMENTS March 31, 2002 (unaudited)


GE MID-CAP VALUE EQUITY FUND

MARKET VALUE OF $22,201 (IN THOUSANDS)

PIE CHART OMITTED - PLOT POINTS AS FOLLOWS:]

Short Term                                        30.4%
Financial                                         15.8%
Capital Goods                                     11.4%
Consumer-Stable                                   10.1%
Energy                                             7.5%
Consumer-Cyclical                                  7.4%
Technology                                         6.1%
Utilities                                          5.8%
Basic Materials                                    4.2%
Transportation                                     1.3%




                                       NUMBER
                                    OF SHARES         VALUE

--------------------------------------------------------------------------------
COMMON STOCK -- 89.5%
--------------------------------------------------------------------------------

BASIC MATERIALS -- 5.3%

Bowater Inc.                           4,889  $     243,472
Cabot Corp.                            4,934        181,818
Lubrizol Corp.                           697         24,249
Praxair Inc.                           3,002        179,520
Rohm & Haas Co.                        3,520        148,790
Sealed Air Corp.                       3,150        148,302(a,j)
                                                    926,151

CAPITAL GOODS -- 14.7%

Dover Corp.                            6,257        256,537
Integrated Defense
   Technologies Inc.                   2,915         80,891(a,j)
ITT Industries Inc.                    3,010        189,750
Jacobs Engineering Group Inc.          3,002        214,013(a)
Martin Marietta Materials              3,711        156,678
Mettler Toledo International Inc.      6,140        277,896(a,j)
Molex Inc. (Class A)                  14,151        432,879
Precision Castparts Corp.              1,238         43,838(j)
Republic Services Inc. (Class A)      11,097        207,292(a)
The Sherwin-Williams Co.                 418         11,905(h)
Textron Inc.                           5,573        284,780(j)
Thermo Electron Corp.                 13,004        269,573(a)
United Defense Industries Inc.         4,205        112,694(a)
                                                  2,538,726

CONSUMER - CYCLICAL -- 9.5%

Federated Department Stores            9,679        395,387(a,h)
Interpublic Group Cos. Inc.            9,004        308,657(j)
Kroger Co.                            13,514        299,470(a,h)
Neiman-Marcus Group Inc.
   (Class A)                           4,024        138,627(a,j)
Spherion Corp.                         7,333         81,030(a,j)
Viad Corp.                            15,012        420,336
                                                  1,643,507



                                       NUMBER
                                    OF SHARES         VALUE

CONSUMER - STABLE -- 13.0%

AmerisourceBergen Corp.
   (Class A)                           4,993   $    341,022(j)
Caremark Rx Inc.                      19,293        376,214(a,j)
Energizer Holdings Inc.                5,579        132,501(a)
Manor Care Inc.                       10,041        233,955(a,j)
RJ Reynolds Tobacco
   Holdings Inc.                       4,327        280,173(j)
Tenet Healthcare Corp.                 6,694        448,632(a)
Tyson Foods Inc. (Class A)            23,284        290,584(j)
Varian Medical Systems Inc.            1,075         43,968(a)
Watson Pharmaceuticals Inc.            3,324         90,047(a)
                                                  2,237,096

ENERGY -- 9.7%

Devon Energy Corp.                     6,005        289,861(j)
Ensco International Inc.               6,209        187,139(j)
Nabors Industries Inc.                 6,658        281,301(a,j)
National-Oilwell Inc.                  3,002         76,041(a,j)
Ocean Energy Inc.                      1,640         32,456
Phillips Petroleum Co. (Class A)       5,284        331,835
Pride International Inc.               4,372         69,515(a,j)
Smith International Inc.               1,683        114,023(a,j)
Valero Energy Corp.                    1,953         96,713(j)
Weatherford International Inc.         3,964        188,805(a,j)
                                                  1,667,689

FINANCIAL -- 20.3%

The Bank of New York Co. Inc.          5,256        220,857
Banknorth Group Inc.                  13,225        348,479
AG Edwards Inc. (Class A)              3,002        132,028(j)
Everest Re Group Ltd.                  1,700        117,878
Gatx Corp.                               758         24,104(j)
Golden State Bancorp Inc.              8,518        252,899(j)
Hartford Financial Services
   Group Inc.                          6,160        419,619
M&T Bank Corp.                         3,600        289,332
National Commerce Financial Corp.      5,557        154,485
Nationwide Financial Services
   (Class A)                           7,299        312,397
Old Republic International Corp.       9,800        313,306
Torchmark Corp.                        7,137        287,550
Waddell & Reed Financial Inc.
   (Class A)                           9,007        274,533(a,j)
Zions Bancorporation                   6,005        355,916
                                                  3,503,383

TECHNOLOGY -- 7.9%

3Com Corp. (Class A)                  11,601         70,882(a)
Advanced Fibre Communication
   (Class A)                           7,263        139,377(a)
Atmel Corp.                           18,014        182,662(a)
Avnet Inc.                               294          7,956(j)
Cadence Design Systems Inc.            4,300         97,223(a,j)
Computer Sciences Corp.                4,272        216,804(a)
International Rectifier Corp.          1,892         85,916(a,j)
Sanmina-SCI Corp.                      7,806         91,721(a,j)

------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                    GE MID-CAP VALUE EQUITY FUND
                              SCHEDULE OF INVESTMENTS March 31, 2002 (unaudited)


                                       NUMBER
                                    OF SHARES         VALUE

Storage Technology Corp.                 243 $        5,210
Triquint Semiconductor Inc.            4,504         54,093(a)
Unisys Corp.                          24,034        303,549(a)
Vishay Intertechnology Inc.            5,263        107,049(a,j)
                                                  1,362,442

TRANSPORTATION -- 1.7%

Burlington Northern
   Santa Fe Corp.                      9,765        294,708

UTILITIES -- 7.4%

Allete Inc. (Class A)                  5,666        164,824
El Paso Corp.                          5,289        232,875(j)
OGE Energy Corp.                      15,012        359,838(h,j)
Scana Corp.                            3,509        107,375
TECO Energy Inc.                       7,812        223,658(j)
Telephone & Data Systems Inc.          2,115        186,648
                                                  1,275,218

TOTAL INVETSMENTS IN SECURITIES
   (COST $13,587,834)                            15,448,920


--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 39.1%
--------------------------------------------------------------------------------

GEI Short-Term Investment Fund     1,787,614      1,787,614
State Street Navigator Securities
   Lending Prime Portfolio         4,964,109      4,964,109(p)

TOTAL SHORT TERM INVESTMENTS
   (COST $6,751,723)                              6,751,723


LIABILITIES IN EXCESS OF OTHER ASSETS,
   NET (28.6)%                                   (4,936,624)
                                              -------------

NET ASSETS--100%                              $  17,264,019
                                              =============

--------------------------------------------------------------------------------
OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

The GE Mid-Cap Value Equity Fund had the following long futures contracts open at March 31, 2002:

                               NUMBER     CURRENT
                  EXPIRATION     OF      NOTIONAL   UNREALIZED
DESCRIPTION          DATE     CONTRACTS    VALUE   APPRECIATION
--------------------------------------------------------------------------------

S&P MidCap 400     June 2002      1      $271,255     $5,975


------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                  GE SMALL-CAP VALUE EQUITY FUND

Q&A

Q. HOW DID THE GE SMALL-CAP VALUE EQUITY FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE SIX-MONTH PERIOD ENDED MARCH 31, 2002?

A. The GE Small-Cap Value Equity Fund gained 17.78% for Class A shares, 17.42% for Class B shares, 17.41% for Class C shares, and 17.95% for Class Y shares, for the six months ended March 31, 2002. By comparison, the Russell 2000 Index gained 25.99% and our Lipper peer group of 295 Small Cap Core funds gained 25.96%.

Q.  WHAT ACCOUNTED FOR THE FUND'S PERFORMANCE FOR THE PERIOD?

A. The market has become more sensitive to risk following the terrorists' attack, the Enron debacle, and the intensified scrutiny into corporate accounting practices. The market's increased volatility is a clear indicator of investors' "morning-after" reaction, and will continue for some time. We expect stocks to benefit from a return to normalcy, and anticipate that quality of earnings and cash flow will again be the standards by which investment decisions are made. With the recession over, monetary liquidity at record levels and inflation low, the market does not appear to face significant downside risk. However, any advance could be limited by high stock valuations.

Q.  WHAT HAS YOUR INVESTMENT STRATEGY BEEN FOR THE FUND?

A. We continued to emphasize investments in more defensive, demand-insensitive companies with earnings visibility and the ability to produce free cash flow. We feel the economic recovery is under way, but may require more time before we see strong leadership emerge among the market sectors. We look for the market to continue to remain volatile, with several false starts before we see the next major up trend.

Q.  WHY DID THE FUND OVER OR UNDER PERFORM ITS BENCHMARK LAST QUARTER?

A. The Fund's result was hampered by lower relative returns in the consumer discretionary, producer durables and health care sectors. Strong relative results in the financial services and autos & transportation, as well as a lower relative allocation to technology sectors contributed to this quarter's return.

    The Fund held a small position (less than 1%) in Suprema Specialties. The stock halted trading in late December to complete an internal investigation. In February, the FBI initiated an investigation into fraudulent practices by Suprema Specialties and the company's directors. Suprema Specialties declared Chapter 7 bankruptcy. Class action suits are pending. This issue had a negative impact on the Fund's performance of approximately 1%.

Q.  WHICH INVESTMENTS STAND OUT?

A. Genesee & Wyoming, an operator of short-line regional freight trains, showed robust comps and rose 57.8%. Kronos, a developer and manufacturer of labor-management productivity enhancement systems exceeded expectations and rose 72%. Big Lots is a value retailer specializing in closeouts and toys. Big Lots' stock price rose 69.5% during the period.

Q.  WHAT IS THE OUTLOOK FOR THE FUND?

A. We believe strongly that stock selection will be of paramount importance through the current regrouping phase. We continue to focus on earnings visibility, a company's ability to fund its growth from continuing operations, and a catalyst for improved growth opportunities.

                                                  GE SMALL-CAP VALUE EQUITY FUND


----------------------------------------
TOP TEN LARGEST HOLDINGS
AS OF MARCH 31, 2002
as a % of Market Value
----------------------------------------
  Beckman Coulter Inc.             3.59%
----------------------------------------
  Smithfield Foods Inc.            3.44%
----------------------------------------
  Genesee & Wyoming Inc. Cl-A      3.37%
----------------------------------------
  Cooper Companies Inc.            3.11%
----------------------------------------
  Pricesmart Inc.                  2.68%
----------------------------------------
  Iron Mountain Inc.               2.67%
----------------------------------------
  Lubrizol Corp.                   2.43%
----------------------------------------
  Intertan Inc.                    2.24%
----------------------------------------
  Gibraltar Steel Corp.            2.16%
----------------------------------------
  PSS World Medical Inc.           2.14%
----------------------------------------


INVESTMENT PROFILE
A mutual fund designed for investors who seek long-term growth of capital by investing primarily in equity securities of small-cap companies that the portfolio managers believe are undervalued by the market but have solid growth prospects.

LIPPER PERFORMANCE COMPARISON
Small Cap Core Peer Group
Based on average annual total returns for the periods ended 3/31/02


                     SIX MONTHS   ONE YEAR
                    -----------  ---------
Number of
Funds in
peer group:              295        276
---------------------------------------
Peer group
average annual
total return:         25.96%     19.59%
---------------------------------------
Lipper categories
in peer group: Small Cap Core



CHANGE IN VALUE OF A $10,000 INVESTMENT


CLASS A SHARES+

[LINE CHART OMITTED - PLOT POINTS AS FOLLOWS:]

            GE Small-Cap               GE Small-Cap
            Value Equity               Value Equity
                Fund                    Fund w/load              Russell 2000

9/30/98       10000.00                     9425.00                 10000.00
3/99          10437.88                     9837.70                 10994.64
9/99           12227.8                    11524.71                 11898.08
3/00          15936.76                    15020.40                 15090.96
9/00          15626.53                    14728.01                 14699.33
3/02          15813.30                    14904.04                 12797.04
9/02          16361.05                    15420.29                 11591.04
3/02          19269.55                    18161.55                 14603.73



AVERAGE ANNUAL
TOTAL RETURN

                               SIX       ONE        SINCE
                             MONTHS     YEAR      INCEPTION
                             ------     -----     ---------
GE Small-Cap Value Equity    17.78%     21.86%      20.60%
GE Small-Cap Value Equity
   W/LOAD                    10.99%     14.85%      18.58%
   MAXIMUM LOAD OF 5.75%
Russell 2000                 25.99%     14.21%      11.43%


CLASS B SHARES

[LINE CHART OMITTED - PLOT POINTS AS FOLLOWS:]

               GE Small-Cap               GE Small-Cap
               Value Equity               Value Equity
                   Fund                    Fund w/load              Russell 2000

9/30/98          10000.00                    10000.00                 10000.00
3/99             10400.07                    10400.07                 10994.64
9/99             12136.76                    12136.76                 11898.08
3/00             15752.90                    15752.90                 15090.96
9/00             15385.48                    15385.48                 14699.33
3/02             15525.14                    15525.14                 12797.04
9/02             15989.46                    15989.46                 11591.04
3/02             18774.82                    18674.82                 14603.73



AVERAGE ANNUAL
TOTAL RETURN

                               SIX       ONE        SINCE
                             MONTHS     YEAR      INCEPTION
                             ------     -----     ---------
GE Small-Cap Value Equity    17.42%     20.93%     19.71%
GE Small-Cap Value Equity
   W/LOAD                    13.42%     16.93%     19.53%
   MAXIMUM LOAD               4.00%      4.00%      1.00%
Russell 2000                 25.99%     14.21%     11.43%


CLASS C SHARES

[LINE CHART OMITTED - PLOT POINTS AS FOLLOWS:]

            GE Small-Cap               GE Small-Cap
            Value Equity               Value Equity
                Fund                    Fund w/load              Russell 2000

9/30/99       10000.00                    10000.00                 10000.00
12/99         11882.10                    11882.10                 11845.23
3/00          12979.49                    12979.49                 12683.52
6/00          12374.04                    12374.04                 12209.39
9/00          12676.77                    12676.77                 12354.36
12/00         13576.61                    13576.61                 11505.00
3/02          12791.83                    12791.83                 10755.54
6/02          14567.39                    14567.39                 12294.50
9/02          13174.41                    13174.41                  9741.94
12/02         15103.65                    15103.65                 11798.80
3/02          15468.70                    15468.70                 12274.02


AVERAGE ANNUAL
TOTAL RETURN

                               SIX       ONE        SINCE
                             MONTHS     YEAR      INCEPTION
                             ------     -----     ---------
GE Small-Cap Value Equity    17.41%     20.93%      19.05%
GE Small-Cap Value Equity
   W/LOAD                    16.41%     19.93%      19.05%
   MAXIMUM LOAD               1.00%      1.00%       0.00%
Russell 2000                 25.99%     14.21%       8.54%



CLASS Y SHARES

[LINE CHART OMITTED - PLOT POINTS AS FOLLOWS:]


                    GE Small-Cap
                    Value Equity
                        Fund                   Russell 2000

9/30/98               10000.00                    10000.00
3/99                  10442.17                    10994.64
9/99                  12252.95                    11898.08
3/00                  15984.18                    15090.96
9/00                  15696.90                    14699.33
3/02                  15918.92                    12797.04
9/02                  16478.53                    11591.04
3/02                  19437.13                    14603.73



AVERAGE ANNUAL
TOTAL RETURN

                               SIX       ONE        SINCE
                             MONTHS     YEAR      INCEPTION
                             ------     -----     ---------
GE Small-Cap Value Equity    17.95%     22.10%      20.90%
Russell 2000                 25.99%     14.21%      11.43%

SEE NOTES TO PERFORMANCE FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                                                  GE SMALL-CAP VALUE EQUITY FUND
                              SCHEDULE OF INVESTMENTS March 31, 2002 (unaudited)


GE SMALL-CAP VALUE EQUITY FUND

MARKET VALUE OF $83,289 (IN THOUSANDS)


[PIE CHART OMITTED - PLOT POINTS AS FOLLOWS:]


Consumer Discretionary                            23.4%
Short Term                                        19.1%
Healthcare                                        10.1%
Auto & Transportation                             10.0%
Financial Services                                 9.7%
Technology                                         8.0%
Materials & Processing                             6.2%
Consumer Staples                                   4.2%
Reits                                              3.6%
Producer Durables                                  2.4%
Energy                                             1.7%
Broadcast/Cable                                    1.0%
Utilities                                          0.6%



                                       NUMBER
                                    OF SHARES         VALUE

--------------------------------------------------------------------------------
COMMON STOCK -- 93.9%
--------------------------------------------------------------------------------

AUTO & TRANSPORTATION -- 11.6%

Continental Airlines Inc.             39,000   $  1,104,480(a,j)
Cooper Tire & Rubber Co.              46,500      1,006,725(j)
Frontier Airlines Inc.                62,800      1,150,496(a)
Genesee & Wyoming Inc. Cl-A          101,325      2,398,363(a)
Kansas City Southern
   Industries Inc.                    91,400      1,456,916(a)
Knight Transportation Inc.            57,300      1,211,322(a)
                                                  8,328,302

BROADCAST/CABLE -- 1.2%

Regent Communications Inc.            95,300        785,272(a)
Regent Communications Inc.
   (Pvt Placement)                    12,800        105,472(a)
                                                    890,744

CONSUMER DISCRETIONARY -- 27.1%

Ameristar Casinos Inc.                21,300        585,324(a)
Big Lots Inc.                         99,200      1,393,760(a,j)
Blyth Industries Inc.                 28,400        753,168(j)
Buckle Inc.                           28,000        686,000(a)
Daisytek International Corp.          49,400        785,954(a,j)
Daisytek International
   Corporation (Pvt Placement)        41,300        657,083(a,j)
Extended Stay America Inc.            53,200        925,680(a,j)
Fairmont Hotels & Resorts Inc.        31,900        902,770
Hall, Kinion & Associates Inc.         1,100          8,745(a)
Intertan Inc.                        140,350      1,592,973(a)
Iron Mountain Inc.                    59,850      1,898,442(a)
Jack in the Box Inc.                  45,500      1,349,075(a)
Journal Register Co.                  49,400      1,047,280(a,j)



                                       NUMBER
                                    OF SHARES         VALUE

Pricesmart Inc.                       52,300   $  1,906,335(a)
Ryan's Family Steak Houses Inc.       27,300        655,200(a,j)
School Specialty Inc.                 52,700      1,408,144(a,j)
Steiner Leisure Limited               31,000        668,360(a)
Tommy Hilfiger Corp.                  41,300        592,655(a)
Valassis Communications Inc.          18,000        695,340(a,j)
Volt Information Sciences Inc.        51,400        958,610(a)
                                                 19,470,898

CONSUMER - STABLE -- 4.9%

Flower Foods Inc.                     41,400      1,054,458(a)
Smithfield Foods Inc.                 93,800      2,448,180(a,j)
                                                  3,502,638

ENERGY -- 2.0%

Patterson-UTI Energy Inc.             28,600        850,564(a)
Remington Oil & Gas Corp.             30,300        610,848(a)
                                                  1,461,412

FINANCIAL SERVICES -- 11.2%

First American Corp.                  35,000        744,800
ISTAR Financial Inc.                  45,900      1,326,510
Kronos Inc.                           18,150        852,687(a)
LandAmerica Financial Group           14,700        509,061
NDCHealth Corporation                 15,600        567,684(j)
Prosperity Bancshares, Inc.           40,000      1,302,000
Providian Financial Corp.            113,200        854,660
Staten Island Bancorp Inc.            63,600      1,251,648
Sterling Bancshares Inc.              47,600        635,460
                                                  8,044,510

HEALTHCARE -- 11.8%

Beckman Coulter Inc.                  50,000      2,553,500
Cooper Companies Inc.                 46,700      2,213,580
Kensey Nash Corp.                     64,500      1,068,120(a,j)
Owens & Minor Trust 5.375%
   Conv Pfd (REGD)                    21,100      1,084,013
PSS World Medical Inc.               155,300      1,521,940(a)
                                                  8,441,153

MATERIALS & PROCESSING -- 7.2%

Armor Holdings Inc.                   26,000        704,600(a,j)
Emcor Group Inc.                      11,800        684,400(a)
Gibraltar Steel Corp.                 70,500      1,534,080
Grant Prideco Inc.                    36,500        499,320(a,j)
Lubrizol Corp.                        49,700      1,729,063
                                                  5,151,463

PRODUCER DURABLES -- 2.8%

JLG Industries Inc.                   44,000        651,200
Manitowoc Co. Inc.                     6,300        248,850
Terex Corp.                           47,800      1,080,280(a,j)
                                                  1,980,330

--------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                  GE SMALL-CAP VALUE EQUITY FUND

                             SCHEDULE OF INVESTMENTS  March 31, 2002 (unaudited)


                                       NUMBER
                                    OF SHARES         VALUE

REAL ESTATE INVESTMENT TRUST -- 4.2%

CarrAmerica Realty Corp.              30,800   $    967,428
Chelsea Property Group Inc.           18,100        978,124
Getty Realty Corp. (New)              47,600        894,880
Sizeler Property Invs.                15,700        149,935
                                                  2,990,367

TECHNOLOGY -- 9.2%

DRS Technologies Inc.                 35,200      1,460,448(a)
EDO Corp.                             27,200        734,672
Electronics For Imaging Inc.          42,600        779,580(a)
Quixote Corp.                         49,400        921,384
Thermo Electron Corp.                 69,000      1,430,370(a)
Titan Corp.                           39,700        819,805(a,j)
Zomax Incorporated                    68,200        497,860
                                                  6,644,119

UTILITIES -- 0.7%

Black Hills Corp.                     14,800        495,503

TOTAL INVESTMENT IN SECURITIES
   (COST $58,515,583)                            67,401,439



--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 22.2%
--------------------------------------------------------------------------------

GEI Short-Term
   Investment Fund                                3,666,585
State Street Navigator Securities
   Lending Prime Portfolio                       12,221,260(p)

TOTAL SHORT-TERM INVESTMENTS
   (COST $15,887,845)                            15,887,845


LIABILITIES IN EXCESS OF OTHER ASSETS,
   NET (16.1%)                                  (11,561,155)
                                              -------------

NET ASSETS--100%                              $  71,728,129
                                              =============

--------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                           GE S&P 500 INDEX FUND

Q&A

Q. HOW DID THE GE S&P 500 FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE SIX MONTHS ENDED MARCH 31, 2002?

A. The GE S&P 500 Fund generated a return of 10.63% for the six-month period ended March 31, 2002. The S&P 500 Index returned 10.99%, and our Lipper peer group of 181 S&P 500 Index funds, gained 10.57%.

Q.  WHAT MARKET CONDITIONS AFFECTED THE FUND'S PERFORMANCE?

A. After equity markets recovered solidly in the fourth quarter and showed signs of gaining momentum, declining corporate profits and concerns regarding the integrity of corporate financial statements have halted the upward momentum of returns. As a whole, the last six months have been quite positive for the S&P 500, however, March offered a glimmer of hope, with consumer confidence inching upward, reacting to the evidence that the recession was finally ending. Technology was the most volatile sector over the course of the six month period, being the highest returning sector in the fourth quarter of 2001 (rising 35%) and the lowest returning sector in the first quarter of 2002 (declining 7%). Technology's weight in the index has dropped to 16.3%, still the second largest sector weighting behind Financials (18.5%) and ahead of Health Care (14.2%).

Q. WHAT INVESTMENT STRATEGIES AND TECHNIQUES UTILIZED BY THE FUND AFFECTED PERFORMANCE?

A. We are utilizing a full replication strategy to manage the GE S&P 500 Fund. With this strategy, all 500 stocks represented in the S&P 500 Index are owned by the Fund in the approximate capitalization weight of the Index. Cash is held to less than 5% of the total portfolio value; much of it put to work using S&P 500 Index futures contracts. This methodology has given us the ability to consistently track with the Index. The Fund slightly underperforms the index due to the investment of cash flows and Fund fees and expenses.

Q.  WHAT WERE THE MAJOR BUYS AND SELLS FOR THE QUARTER AND WHY?

A. For the first quarter of 2002, there were five index changes announced by Standard & Poor's that impacted the Fund. Additions to the S&P 500 included Plum Creek Timber, MeadWestvaco, ACE Limited, Rational Software , and Marshall & Ilsley. Deletions from the index during the quarter included Kmart, Mead Corp, Westvaco Corp, Niagara Mohawk Holdings, and Willamette Industries. Not all the deletions were sold from the Fund, however, as some are the result of mergers or acquisitions.

Q.  WHAT IS THE OUTLOOK FOR THE FUND?

A. Due to the passive investment style of the Fund, it will remain fully invested in the S&P 500 in order to perform closely in line with the S&P 500 Index.

                                                           GE S&P 500 INDEX FUND


----------------------------------------
TOP TEN LARGEST HOLDINGS
AS OF MARCH 31, 2002
as a % of Market Value
----------------------------------------
  General Electric Co.             3.40%
----------------------------------------
  Microsoft Corp.                  2.99%
----------------------------------------
  Exxon Mobil Corp.                2.75%
----------------------------------------
  Wal-Mart Stores Inc.             2.50%
----------------------------------------
  Citigroup Inc.                   2.33%
----------------------------------------
  Pfizer Inc. (Class A)            2.28%
----------------------------------------
  GEI Short-Term Investment Fund   2.04%
----------------------------------------
  Intel Corp.                      1.87%
----------------------------------------
  Johnson & Johnson                1.83%
----------------------------------------
  American International Group
    (Class A)                      1.72%
----------------------------------------


LIPPER PERFORMANCE COMPARISON
S&P 500 Index Peer Group
Based on average annual total returns for the periods ended 3/31/02

                       SIX         ONE
                     MONTHS       YEAR
                    ---------   ---------
Number of
Funds in
peer group:            181         175
----------------------------------------
Peer group
average annual
total return:       10.57%      -0.48%
----------------------------------------
Lipper categories
in peer group: S&P 500 Index


CHANGE IN VALUE OF A $10,000 INVESTMENT


[LINE CHART OMITTED - PLOT POINTS AS FOLLOWS:]

                       S&P 500
                      Index Fund                  S&P 500

4/28/2000             10000.00                    10000.00
6/00                  10040.00                    10035.00
9/00                   9940.00                     9934.32
12/00                  9154.67                     9154.99
3/02                   8056.92                     8071.01
6/02                   8520.19                     8542.89
9/02                   7261.30                     7285.98
12/02                  8023.31                     8064.45
3/02                   8033.48                     8087.59


AVERAGE ANNUAL
TOTAL RETURN

               SIX     ONE    SINCE
             MONTHS   YEAR  INCEPTION
            -------  -----  ---------
GE S&P 500
   Index     10.63%  -0.29%  -10.75%
S&P 500      11.00%   0.21%  -10.48%

 INVESTMENT PROFILE
 A mutual fund designed for investors who seek growth of capital and accumulation of income that corresponds to the investment return of the Standard & Poor's 500 Composite Stock Index by investing primarily in equity securities of companies contained in the Index.

SEE NOTES TO PERFORMANCE FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                                                           GE S&P 500 INDEX FUND
                              SCHEDULE OF INVESTMENTS March 31, 2002 (unaudited)

GE S&P 500 INDEX FUND

MARKET VALUE OF $30,867 (IN THOUSANDS)

[PIE CHART OMITTED - PLOT POINTS AS FOLLOWS:]


Consumer - Stable                                 21.6%
Financial                                         17.8%
Technology                                        16.7%
Consumer - Cyclical                               14.3%
Capital Goods - Construction                       8.1%
Utilities                                          7.4%
Energy                                             6.7%
Short Term                                         3.9%
Basic Materials                                    2.7%
Transportation                                     0.8%




                                       NUMBER
                                    OF SHARES         VALUE

--------------------------------------------------------------------------------
COMMON STOCK -- 96.3%
--------------------------------------------------------------------------------

BASIC MATERIALS -- 2.7%

Air Products & Chemicals Inc.
   (Class A)                             683  $      35,277
Alcan Inc.                               863         34,201
Alcoa Inc.                             2,429         91,670
Allegheny Technologies Inc.
   (Class A)                             171          2,828
Avery Dennison Corp.                     336         20,506
Barrick Gold Corp.                     1,442         26,764
Boise Cascade Corp.                      204          7,393
Dow Chemical Co.                       2,547         83,338
Du Pont (E.I.) de Nemours & Co.        2,877        135,651
Eastman Chemical Co.                     189          9,221
Ecolab Inc.                              382         17,465
Engelhard Corp.                          330         10,240
Freeport-McMoran Copper &
   Gold Inc. (Class B)                   299          5,268(a)
Georgia-Pacific Corp.                    631         18,898
Great Lakes Chemical Corp.               105          2,958
Hercules Inc.                            294          3,913(a)
Inco Ltd.                                451          8,826(a)
International Paper Co.                1,382         59,440
Louisiana-Pacific Corp.                  194          2,084
MeadWestvaco Corp.                       561         18,597
Millipore Corp.                          182          8,052
Newmont Mining Corp.
   Holding Co.                         1,106         30,625
Nucor Corp.                              259         16,638
Pall Corp.                               326          6,680
Phelps Dodge Corp.                       188          7,915
Placer Dome Inc.                         798          9,776
Plum Creek Timber Co. Inc.
   (REIT)                                500         14,855
PPG Industries Inc.                      466         25,588



                                       NUMBER
                                    OF SHARES         VALUE

Praxair Inc.                             489   $     29,242
Rohm & Haas Co.                          656         27,729
Sealed Air Corp.                         288         13,559(a)
Sigma-Aldrich                            184          8,641
United States Steel Corp.                161          2,922
Weyerhaeuser Co.                         592         37,213
Worthington Industries                   163          2,504
                                                    836,477

CAPITAL GOODS -- 8.1%

Allied Waste Industries Inc.             498          6,474(a)
American Power Conversion
   (Class B)                             485          7,168(a)
Boeing Co.                             2,409        116,234
Caterpillar Inc.                         946         53,780
Centex Corp.                             208         10,801
Cooper Industries Inc.                   226          9,481
Crane Co. (Class A)                      120          3,281
Cummins Inc.                             175          8,265
Danaher Corp.                            400         28,408
Deere & Co.                              697         31,748
Dover Corp.                              530         21,730
Eaton Corp.                              162         13,119
Emerson Electric Co.                   1,246         71,508
General Dynamics Corp.                   530         49,794
General Electric Co.                  28,007      1,048,862(h)
Goodrich Corp.                           301          9,524
Grainger (W.W.) Inc.                     226         12,708
Honeywell International Inc.           2,284         87,409
Illinois Tool Works Inc.                 876         63,379
Ingersoll-Rand Co. (Class A)             532         26,611
ITT Industries Inc.                      219         13,806
KB Home                                  187          8,116
Lockheed Martin Corp.                  1,244         71,630
Masco Corp.                            1,257         34,505
McDermott International Inc.             108          1,679(a)
Minnesota Mining &
   Manufacturing Co.                   1,081        124,326
Molex Inc.                               515         17,855
Navistar International Corp.             215          9,525
New Fluor Corp.                          239          9,749
Northrop Grumman Corp.                   351         39,681
Paccar Inc.                              186         13,617
Parker Hannifin Corp.                    337         16,816
Power-One Inc.                           200          1,636(a)
Pulte Homes Inc.                         179          8,565
Raytheon Co.                           1,071         43,965
Rockwell Automation Inc.                 447          8,967
Rockwell Collins Inc.                    447         11,273
Textron Inc.                             429         21,922
The Sherwin-Williams Co.                 403         11,477
Thermo Electron Corp.                    489         10,137(a)
Thomas & Betts Corp.                     105          2,222
Tyco International Ltd.                5,607        181,218
United Technologies Corp.              1,345         99,799
Vulcan Materials Co.                     325         15,451
Waste Management Inc.                  1,701         46,352
                                                  2,504,573

-------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                           GE S&P 500 INDEX FUND
                              SCHEDULE OF INVESTMENTS March 31, 2002 (unaudited)


                                       NUMBER
                                    OF SHARES         VALUE

CONSUMER - CYCLICAL -- 14.3%

Albertson's Inc. (Class B)             1,120  $      37,117
American Greetings (Class A)             118          2,142
AOL Time Warner Inc.                  12,453        294,513(a)
Autozone Inc.                            352         24,235(a)
Bed Bath & Beyond Inc.                   812         27,405(a)
Best Buy Co. Inc.                        595         47,124(a)
Big Lots Inc.                            202          2,838(a)
Black & Decker Corp. (Class A)           258         12,007
Brunswick Corp.                          268          7,322
Carnival Corp.                         1,691         55,211
Cendant Corp.                          2,759         52,973(a)
Cintas Corp.                             500         24,930
Circuit City Stores - Circuit
   City Group                            535          9,651
Clear Channel Communications           1,696         87,191(a)
Comcast Corp. (Class A)                2,616         83,189(a)
Cooper Tire & Rubber                     138          2,988
Costco Wholesale Corp.                 1,307         52,045(a)
CVS Corp.                              1,058         36,321
Dana Corp.                               401          8,609
Darden Restaurants Inc.                  334         13,557
Delphi Corp.                           1,497         23,937
Deluxe Corp.                             234         10,825
Dillard's Inc. (Class A)                 191          4,557
Dollar General Corp.                   1,003         16,329
Dow Jones & Co. Inc. (Class A)           291         16,942
Eastman Kodak Co.                        795         24,780
Family Dollar Stores                     500         16,755
Federated Department Stores              560         22,876(a)
Ford Motor Co.                         5,093         83,984
Fortune Brands Inc. (Class A)            400         19,748
Gannett Co.Inc.                          795         60,500
General Motors Corp.                   1,586         95,874
Genuine Parts Co.                        525         19,304
H&R Block Inc.                           558         24,803
Harley-Davidson Inc.                     883         48,680
Harrah's Entertainment Inc.              335         14,827(a)
Hasbro Inc.                              421          6,660
Hilton Hotels Corp.                      980         14,014
Home Depot Inc.                        6,613        321,458
International Game Technology            300         18,696(a)
Interpublic Group Cos. Inc.            1,102         37,777
JC Penney Co. Inc. Holding Co.           754         15,615
Johnson Controls Inc.                    287         25,345
Jones Apparel Group Inc.
   (Class A)                             300         10,485(a)
Knight Ridder Inc.                       253         17,379
Kohls Corp.                              937         66,668(a)
Kroger Co.                             2,205         48,863(a)
Leggett & Platt Inc.                     559         13,863
Liz Claiborne Inc.                       316          8,962
Lowe's Cos.                            2,174         94,547
Marriott International Inc.
   (Class A)                             655         29,442
Mattel Inc.                            1,169         24,362
Maytag Corp.                             254         11,240
McDonald's Corp.                       3,609        100,150
Meredith Corp.                            94          3,996
Moody's Corp.                            394         16,193



                                       NUMBER
                                    OF SHARES         VALUE

New York Times Co. (Class A)             413   $     19,766
Newell Rubbermaid Inc.                   765         24,449
Nike Inc. (Class B)                      786         47,168
Nordstrom Inc.                           346          8,477
Office Depot Inc.                        802         15,920(a)
Omnicom Group                            501         47,294
RadioShack Corp.                         493         14,810
Reebok International Ltd.                102          2,757(a)
Robert Half International Inc.           500         14,760(a)
RR Donnelley & Sons Co.                  331         10,294
Safeway Inc.                           1,415         63,703(a)
Sears Roebuck and Co.                    932         47,784
Snap-On Inc.                             107          3,643
Stanley Works                            263         12,164
Staples Inc. (Class A)                 1,253         25,022(a)
Starbucks Corp.                        1,092         25,258(a)
Starwood Hotels & Resorts
   Worldwide Inc. (Class B)              600         22,566
Target Corp.                           2,531        109,137
The Gap Inc.                           2,402         36,126
The Goodyear Tire & Rubber Co.           431         11,021
The Limited Inc.                       1,478         26,456
The May Department Stores Co.            805         28,054
The McGraw-Hill Cos. Inc.                539         36,787
Tiffany & Co.                            430         15,287
TJX Cos. Inc.                            719         28,767
TMP Worldwide Inc.                       300         10,341(a)
Toys R US Inc.                           539          9,680(a)
Tribune Co.                              896         40,732
Tricon Global Restaurants Inc.           376         22,101(a)
TRW Inc.                                 349         17,963
Tupperware Corp.                         105          2,389
Univision Communications Inc.
   (Class A)                             600         25,200(a)
VF Corp.                                 316         13,667
Viacom Inc. (Class B)                  5,026        243,108(a)
Visteon Corp.                            316          5,230
Walgreen Co.                           2,912        114,121
Wal-Mart Stores Inc.                  12,567        770,231(h)
Walt Disney Co.                        5,732        132,295
Wendy's International Inc.               318         11,124
Whirlpool Corp. (Class A)                236         17,830
Winn-Dixie Stores Inc.                   367          5,887
                                                  4,411,173

CONSUMER - STABLE -- 21.6%

Abbott Laboratories (Class A)          4,450        234,070
Aetna Inc.                               425         16,499
Alberto-Culver Co. (Class B)             201         10,854
Allergan Inc. (Class A)                  392         25,343
AmerisourceBergen Corp.
   (Class A)                             311         21,241
Amgen Inc.                             3,014        179,876(a)
Anheuser-Busch Cos. Inc.               2,509        130,970
Applera Corp. - Applied
   Biosystems Group                      564         12,605
Archer-Daniels-Midland Co.             1,749         24,364
Avon Products                            639         34,710
Ball Corp.                               210          9,916
Bard (C.R.) Inc.                         193         11,397

-------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                           GE S&P 500 INDEX FUND
                              SCHEDULE OF INVESTMENTS March 31, 2002 (unaudited)


                                       NUMBER
                                    OF SHARES         VALUE

Bausch & Lomb Inc. (Class A)             105  $       4,680
Baxter International Inc.              1,698        101,065
Becton Dickinson & Co.                   735         27,724
Bemis Co.                                195         10,598
Biogen Inc.                              453         22,224(a)
Biomet Inc.                              732         19,808
Boston Scientific Corp.                1,153         28,929(a)
Bristol-Myers Squibb Co.               5,417        219,334
Brown-Forman Corp. (Class B)             245         17,826
Campbell Soup Co.                      1,108         29,694
Cardinal Health Inc.                   1,328         94,142
Chiron Corp.                             561         25,744(a)
Cigna Corp.                              447         45,321
Clorox Co. (Class B)                     633         27,618
Colgate-Palmolive Co. (Class A)        1,581         90,354
Coca-Cola Enterprises Inc.             1,178         22,123
Conagra Foods Inc.                     1,506         36,521
Coors (Adolph) (Class B)                  67          4,520
Eli Lilly & Co. (Class B)              3,231        246,202
Forest Laboratories Inc.                 500         40,850(a)
General Mills Inc.                     1,030         50,316
Genzyme Corp.-Genl Division              600         26,202(a)
Gillette Co.                           2,950        100,330
Guidant Corp.                            890         38,555(a)
HCA Inc.                               1,445         63,696
Health Management Associates Inc.
   (Class A)                             600         12,438(a)
Healthsouth Corp.                      1,106         15,871(a)
Hershey Foods Corp.                      413         28,307
HJ Heinz Co.                             988         41,002
Humana Inc.                              406          5,493(a)
Immunex Corp.                          1,500         45,390(a)
IMS Health Inc.                          829         18,611
International Flavors &
   Fragrances Inc.                       292         10,211
Johnson & Johnson                      8,714        565,974
Kellogg Co.                            1,174         39,411
Kimberly-Clark Corp.                   1,500         96,975
King Pharmaceuticals Inc.                733         25,662(a)
Manor Care Inc.                          288          6,710(a)
McKesson Corp.                           815         30,505
Medimmune Inc.                           675         26,548(a)
Medtronic Inc.                         3,383        152,945
Merck & Co. Inc.                       6,401        368,570
Pactiv Corp. (Class A)                   413          8,268(a)
Pepsi Bottling Group Inc.
   (Class A)                             800         20,696
PepsiCo Inc.                           4,934        254,101
Pfizer Inc. (Class A)                 17,715        703,994(h)
Pharmacia Corp. (Class A)              3,624        163,370
Philip Morris Cos. Inc.                6,111        321,866
Procter & Gamble Co.                   3,627        326,756
Quintiles Transnational Corp.            310          5,503(a)
Sara Lee Corp.                         2,235         46,399
Schering-Plough Corp.                  4,085        127,861
ST Jude Medical Inc.                     278         21,448(a)
Stryker Corp.                            556         33,543
Supervalu Inc.                           355          9,159
Sysco Corp.                            1,880         56,062
Temple-Inland Inc.                       202         11,457
Tenet Healthcare Corp.                   913         61,189(a)



                                       NUMBER
                                    OF SHARES         VALUE

The Coca-Cola Co.                      7,060  $     368,956
Unilever N.V.                          1,675         95,140
UnitedHealth Group Inc.                  912         69,695
UST Inc.                                 513         19,971
Watson Pharmaceuticals Inc.              317          8,588(a)
Wellpoint Health Networks                376         23,940(a)
WM Wrigley Jr Co.                        622         33,159
Wyeth                                  3,746        245,925
Zimmer Holdings Inc.                     561         19,102(a)
                                                  6,652,992

ENERGY -- 6.7%

Amerada Hess Corp. (Class B)             286         22,697
Anadarko Petroleum Corp.
   (Class A)                             751         42,386
Apache Corp.                             396         22,524
Ashland Inc.                             229         10,422
Baker Hughes Inc.                        949         36,299
Burlington Resources Inc.                599         24,014
ChevronTexaco Corp. (Class B)          2,995        270,359
Conoco Inc.                            1,710         49,898
Devon Energy Corp.                       470         22,687
EOG Resources Inc.                       300         12,168(a)
Exxon Mobil Corp.                     19,364        848,724(h)
Halliburton Co.                        1,240         21,167
Kerr-McGee Corp.                         304         19,106
Marathon Oil Corp.                       864         24,883
Nabors Industries Inc.                   439         18,548(a)
Noble Drilling Corp.                     420         17,384(a)
Occidental Petroleum Corp.               986         28,742
Phillips Petroleum Co. (Class A)       1,114         69,959
Rowan Cos. Inc.                          200          4,608(a)
Royal Dutch Petroleum Co. ADR          6,010        326,463
Schlumberger Ltd.                      1,604         94,347
Sunoco Inc. (Class A)                    265         10,603
Transocean Sedco Forex Inc.              867         28,810
Unocal Corp.                             717         27,927
                                                  2,054,725

FINANCIAL -- 17.8%

ACE Ltd. (Class A)                       700         29,190
Aflac Inc. (Class A)                   1,486         43,837
Allstate Corp. (Class A)               2,048         77,353
AMBAC Financial Group Inc.
   (Class A)                             350         20,675
American Express Co. (Class A)         3,766        154,255
American International Group
   (Class A)                           7,346        529,940
AmSouth Bancorp (Class X)              1,034         22,727
AON Corp.                                743         26,005
Bank of America Corp.                  4,485        305,070
Bank One Corp.                         3,336        139,378
BB&T Corp.                             1,301         49,581
Capital One Financial Corp.              653         41,694
Charter One Financial Inc.               646         20,168
Chubb Corp.                              489         35,746
Cincinnati Financial Corp.               446         19,472
Citigroup Inc.                        14,526        719,328
Comerica Inc.                            475         29,721

--------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                           GE S&P 500 INDEX FUND



                                       NUMBER
                                    OF SHARES         VALUE

Conseco Inc.                             798   $      2,889(a)
Countrywide Credit Industries Inc.       342         15,305
Equity Office Properties Trust         1,200         35,988
Equity Residential Properties Trust      700         20,118
Fannie Mae                             2,864        228,776
Fifth Third Bancorp                    1,644        110,937
FleetBoston Financial Corp.            2,894        101,290
Franklin Resources Inc.                  754         31,608
Freddie Mac                            1,948        123,445
Golden West Financial Corp.              461         29,274
Hartford Financial Services
   Group Inc.                            703         47,888
Household International Inc.           1,350         76,680
Huntington Bancshares Inc.               632         12,450
Jefferson-Pilot Corp.                    455         22,786
John Hancock Financial Services          800         30,552
JP Morgan Chase & Co.                  5,603        199,747
Keycorp                                1,218         32,460
Lehman Brothers Holdings Inc.            653         42,210
Lincoln National Corp.                   526         26,684
Loews Corp.                              518         30,344
Marsh & McLennan Cos.                    823         92,785
Marshall & Ilsley Corp.                  300         18,672
MBIA Inc.                                461         25,212
MBNA Corp.                             2,392         92,259
Mellon Financial Corp.                 1,327         51,209
Merrill Lynch & Co. Inc.               2,405        133,189
Metlife Inc.                           2,000         63,000
MGIC Investment Corp. (Class A)          345         23,608
Morgan Stanley Dean
   Witter & Co.                        3,117        178,635
National City Corp.                    1,714         52,723
Northern Trust Corp.                     596         35,826
PNC Financial Services Group Inc.        846         52,021
Providian Financial Corp.                746          5,632
Regions Financial Corp.                  600         20,610
Safeco Corp.                             307          9,836
SouthTrust Corp.                         914         24,130
St. Paul Cos. Inc.                       596         27,327
State Street Corp.                       920         50,950(e)
Stilwell Financial Inc.                  572         14,008
SunTrust Banks Inc.                      856         57,121
Synovus Financial Corp.                  812         24,750
T Rowe Price Group Inc.                  347         13,509
The Bank of New York Co. Inc.          2,072         87,065
The Bear Stearns Cos. Inc.               338         21,210(a)
The Charles Schwab Corp.               3,838         50,239
The Progressive Corp.                    169         28,159
Torchmark Corp.                          340         13,699
Union Planters Corp.                     416         19,714
UnumProvident Corp.                      639         17,847
US Bancorp                             5,383        121,494
USA Education Inc.                       481         47,042
Wachovia Corp.                         3,787        140,422
Washington Mutual Inc.                 2,711         89,815
Wells Fargo & Co.                      4,844        239,294
XL Capital Ltd.                          400         37,340
Zions Bancorporation                     300         17,781
                                                  5,483,704



                                       NUMBER
                                    OF SHARES         VALUE

TECHNOLOGY -- 16.8%

ADC Telecommunications Inc.            1,795    $     7,306(a)
Adobe Systems Inc. (Class A)             635         25,584
Advanced Micro Devices Inc.
   (Class A)                             901         13,254(a)
Agilent Technologies Inc.              1,310         45,798(a)
Altera Corp.                           1,010         22,089(a)
Analog Devices Inc. (Class A)            988         44,500(a)
Andrew Corp. (Class B)                   147          2,459(a)
Apple Computer Inc.                      988         23,386(a)
Applied Materials Inc.                 2,301        124,875(a)
Applied Micro Circuits Corp.
   (Class A)                             759          6,072(a)
Autodesk Inc.                            112          5,229
Automatic Data Processing              1,742        101,506
Avaya Inc.                               798          5,889(a)
BMC Software Inc.                        682         13,265(a)
Broadcom Corp. (Class A)                 732         26,279(a)
CIENA Corp.                              800          7,200(a)
Cisco Systems Inc. (Class A)          20,715        350,705(a,h)
Citrix Systems Inc.                      454          7,845(a)
Compaq Computer Corp.                  4,684         48,948
Computer Associates
   International Inc.                  1,553         33,995
Computer Sciences Corp.                  483         24,512(a)
Compuware Corp.                          973         12,561(a)
Comverse Technology Inc.                 475          6,018(a)
Concord EFS Inc.                       1,400         46,550(a)
Conexant Systems Inc.                    572          6,893(a)
Convergys Corp.                          426         12,597(a)
Corning Inc.                           2,661         20,277
Dell Computer Corp.                    7,367        192,352(a)
Electronic Data Systems Corp.          1,360         78,866
EMC Corp.                              6,337         75,537(a)
Equifax Inc.                             399         11,930
First Data Corp.                       1,106         96,499
Fiserv Inc.                              550         25,295(a)
Gateway Inc.                             729          4,607(a)
Hewlett-Packard Co. (Class B)          5,385         96,607
Intel Corp.                           18,970        576,878(h)
International Business
   Machines Corp.                      4,857        505,128
Intuit Inc.                              600         23,016(a)
Jabil Circuit Inc.                       500         11,765(a)
JDS Uniphase Corp.                     3,779         22,258(a)
Kla-Tencor Corp.                         494         32,851(a)
Lexmark International Inc.
   (Class A)                             370         21,157(a)
Linear Technology Corp.                  896         39,621
LSI Logic Corp.                        1,048         17,816(a)
Lucent Technologies Inc.               9,577         45,299
Maxim Integrated Products                934         52,033(a)
Mercury Interactive Corp.                269         10,128(a)
Micron Technology Inc.
   (Series A)                          1,696         55,798(a)
Microsoft Corp.                       15,310        923,346(a,h)
Motorola Inc.                          6,197         87,997
National Semiconductor Corp.             477         16,070(a)
NCR Corp. (Class A)                      303         13,559(a)


-----------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                           GE S&P 500 INDEX FUND
                              SCHEDULE OF INVESTMENTS March 31, 2002 (unaudited)


                                       NUMBER
                                    OF SHARES         VALUE

Network Appliance Inc.                   888   $     18,097(a)
Nortel Networks Corp.                  8,650         38,839
Novell Inc.                              797          3,100(a)
Novellus Systems Inc.                    432         23,388(a)
Nvidia Corp.                             400         17,744(a)
Oracle Corp.                          15,530        198,784(a,h)
Palm Inc.                              1,295          5,167(a)
Parametric Technology Corp.              703          4,246(a)
Paychex Inc.                           1,032         40,970
Peoplesoft Inc.                          837         30,576(a)
PerkinElmer Inc.                         322          5,957
Pitney Bowes Inc. (Class B)              724         30,987
PMC - Sierra Inc.                        400          6,512(a)
QLogic Corp.                             300         14,856(a)
Qualcomm Inc.                          2,183         82,168(a)
Rational Software Corp.                  500          7,915(a)
Sabre Holdings Corp. (Class A)           373         17,423(a)
Sanmina-SCI Corp.                      1,384         16,262(a)
Sapient Corp.                            232          1,102(a)
Scientific-Atlanta Inc.                  455         10,511
Siebel Systems Inc.                    1,271         41,447(a)
Solectron Corp.                        2,233         17,417(a)
Sun Microsystems Inc.                  9,046         79,786(a)
Symbol Technologies Inc.                 550          6,182
Tektronix Inc.                           204          4,827(a)
Tellabs Inc.                           1,016         10,638(a)
Teradyne Inc.                            527         20,780(a)
Texas Instruments Inc.                 4,859        160,833
Unisys Corp.                             757          9,561(a)
Veritas Software Corp.                 1,089         47,731(a)
Vitesse Semiconductor Corp.              400          3,920(a)
Waters Corp.                             400         11,188(a)
Xerox Corp.                            1,882         20,232
Xilinx Inc.                              935         37,269(a)
Yahoo Inc.                             1,590         29,367(a)
                                                  5,157,787

TRANSPORTATION -- 0.8%

AMR Corp.                                370          9,772(a)
Burlington Northern
   Santa Fe Corp.                      1,100         33,198
CSX Corp.                                599         22,828
Delta Air Lines Inc.                     359         11,746
FedEx Corp.                              823         47,816(a)
Norfolk Southern Corp.                 1,099         26,310
Ryder System Inc.                        108          3,190
Southwest Airlines Co.                 2,199         42,551
Union Pacific Corp.                      734         45,611
US Airways Group Inc.                    130            839(a)
                                                    243,861

UTILITIES -- 7.5%

AES Corp. (Class A)                    1,516         13,644(a)
Allegheny Energy Inc. (Class A)          400         16,540
Alltel Corp. (Class A)                   905         50,273
Ameren Corp. (Class A)                   397         16,972



                                       NUMBER
                                    OF SHARES         VALUE

American Electric Power
   (Class A)                             926  $      42,679
AT&T Corp.                             9,996        156,937
AT&T Wireless Services Inc.
   (Class B)                           7,505         67,170(a)
BellSouth Corp.                        5,334        196,611
Calpine Corp.                            767          9,741(a)
CenturyTel Inc.                          398         13,532
Cinergy Corp.                            490         17,518
Citizens Co.mmunications Co.             900          9,675(a)
CMS Energy Corp.                         311          7,038
Consolidated Edison Inc.                 564         23,637
Constellation Energy Group Inc.          423         13,050
Dominion Resources Inc.                  748         48,740
DTE Energy Co.                           417         18,974
Duke Energy Corp.                      2,326         87,923
Dynegy Inc. (Class A)                  1,000         29,000
Edison International                     927         15,527(a)
El Paso Corp.                          1,418         62,435
Entergy Corp.                            651         28,260
Exelon Corp.                             926         49,050
FirstEnergy Corp.                        795         27,491
FPL Group Inc.                           503         29,954
KeySpan Corp.                            392         14,265
Kinder Morgan Inc.                       400         19,372
Mirant Corp.                           1,116         16,126(a)
Nextel Communications Inc.
   (Class A)                           2,011         10,819(a)
Nicor Inc.                                86          3,917
NiSource Inc.                            507         11,636
Peoples Energy Corp.                      65          2,560
PG&E Corp.                             1,149         27,070(a)
Pinnacle West Capital Corp.              279         12,653
PPL Corp.                                424         16,795
Progress Energy Inc.                     665         33,277
Public Service Enterprise
   Group Inc.                            555         25,419
Qwest Communications
   International                       4,754         39,078
Reliant Energy Inc.                      828         21,354
SBC Communications Inc.                9,487        355,193
Sempra Energy                            532         13,380
Sprint Corp.-FON Group                 2,573         39,341
Sprint Corp.-PCS Group                 2,766         28,462(a)
TECO Energy Inc.                         400         11,452
The Southern Co.                       1,951         51,682
TXU Corp.                                805         43,881
Verizon Communications Inc.            7,695        351,277
Williams Cos. Inc.                     1,437         33,856
WorldCom Inc. - WorldCom
   Group                               8,215         55,369(a)
XCEL Energy Inc. (Class A)               965         24,455
                                                  2,315,060

TOTAL INVESTMENTS IN SECURITIES
   (COST $35,737,618)                            29,660,352


--------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                           GE S&P 500 INDEX FUND
                              SCHEDULE OF INVESTMENTS March 31, 2002 (unaudited)




                                       NUMBER
                                    OF SHARES         VALUE

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 3.9%
--------------------------------------------------------------------------------

GEI Short-Term Investment Fund       630,790   $    630,790
Short-Term Investment Co.            475,851        475,851


                                     PRINCIPAL
                                       AMOUNT         VALUE
--------------------------------------------------------------------------------
U.S. GOVERNMENT-- 0.3%
United States Treasury Bill (Class B)
   1.80%    06/13/02                $100,000         99,637

TOTAL SHORT-TERM INVESTMENTS
   (COST $1,206,278)                              1,206,278


LIABILITIES IN EXCESS OF OTHER ASSETS,
   NET (0.2)%                                       (77,457)
                                             --------------

NET ASSETS-- 100%                            $   30,789,173
                                             ==============

--------------------------------------------------------------------------------
OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

The GE S&P 500 Index Fund had the following long futures contracts open at March 31, 2002:

                            NUMBER       CURRENT
            EXPIRATION        OF        NOTIONAL    UNREALIZED
DESCRIPTION    DATE        CONTRACTS      VALUE    DEPRECIATION
--------------------------------------------------------------------------------

S&P 500      June 2002         4       $1,149,200    $(21,650)
--------------------------------------------------------------------------------

-------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                           GE GLOBAL EQUITY FUND

Q&A

Q. HOW DID THE GE GLOBAL EQUITY FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE SIX MONTHS ENDED MARCH 31, 2002?

A. The GE Global Equity Fund gained 9.64% for Class A shares, 9.29% for Class B shares, 9.23% for Class C shares, and 9.78% for Class Y shares, in the six months ending March 31, 2002. This compared to its benchmark, the MSCI World Index which gained 8.96% for the same period. The average return for the 383 funds in our Lipper Global Funds peer group was 12.32%.

Q.  WHAT MARKET CONDITIONS AFFECTED FUND PERFORMANCE?

A. Overall performance was strong in the last six months, as markets have rallied from the lows established in September 2001. The performance by region, however, has been uneven, reflecting, on the one hand, the fundamental problems existent in Japan and, on the other, the correlation between the other Asian markets and a global recovery. Interest rates continued to be reduced in the fourth quarter of last year, but central banks are beginning to assume a more restrictive bias. Slight indications of economic recovery are enough to keep interest rates stable, for now.

Q.  WHY DID THE FUND OUTPERFORM ITS BENCHMARK?

A. In response to an anticipated recovery, emerging markets and the U.S. were among the strongest regions of the portfolio. Positions within the capital goods and technology sectors contributed to performance. Within technology, positions such as Taiwan Semiconductor Corporation (Taiwan), Intel (U.S.), Dell (U.S.), and Samsung Electronics (Korea), contributed positively to performance. Within the capital goods sector, the best performance among our holdings was contributed by Honeywell (U.S.), Dover (U.S.), Emerson (U.S.), and Invensys (United Kingdom).

Q.  WHAT WERE THE MAJOR CHANGES MADE TO THE PORTFOLIO DURING THE PERIOD?

A. Key additions during the period included Wal Mart (U.S.), Bank One (U.S.), IBM (U.S.), and ENI (Italy). Among the positions eliminated during the period were JP Morgan Chase (U.S.), Giordano (HK), CGI Croup (Canada) and Merck Kga (Germany).

Q.  WHAT IS YOUR OUTLOOK FOR THE FUND?

A. We believe that uncertainty about the timing of the economic recovery in corporate earnings, coupled with high valuation levels, will keep the stock market in a narrow trading range for the next several quarters. This is the type of environment in which our approach to bottom-up stock selection driven by fundamental research should prove to be particularly effective.

                                                           GE GLOBAL EQUITY FUND


-----------------------------------------
TOP TEN LARGEST HOLDINGS
AS OF MARCH 31, 2002
as a % of Market Value
-----------------------------------------
  Citigroup Inc.                   2.63%
-----------------------------------------
  Johnson & Johnson                2.43%
-----------------------------------------
  First Data Corp.                 2.15%
-----------------------------------------
  Pfizer Inc. (Class A)            2.09%
-----------------------------------------
  SPDR Trust Series 1              2.05%
-----------------------------------------
  Fannie Mae                       2.00%
-----------------------------------------
  Exxon Mobil Corp.                2.00%
-----------------------------------------
  Microsoft Corp.                  2.00%
-----------------------------------------
  PepsiCo. Inc.                    1.98%
-----------------------------------------
  American Express Co. (Class A)   1.89%
-----------------------------------------


INVESTMENT PROFILE
A mutual fund designed for investors who seek long-term growth of capital by investing primarily in equity securities of companies in developed and developing countries, including the United States.

LIPPER PERFORMANCE COMPARISON
Global Funds Peer Group
Based on average annual total returns for the periods ended 3/31/02

                    SIX     ONE    FIVE
                  MONTHS   YEAR    YEAR
                  ------   ----    ----

Number of
Funds in
peer group:        383      358    162
---------------------------------------
Peer group
average annual
total return:   12.32%   -2.72%  5.91%
---------------------------------------
Lipper categories
in peer group: Global Funds



CHANGE IN VALUE OF A $10,000 INVESTMENT


CLASS A SHARES+

[LINE CHART OMITTED - PLOT POINTS AS FOLLOWS:]

                                         GE Global
              GE Global                 Equity Fund
             Equity Fund                  w/load                  MSCI World

2/22/93       10000.00                     9425.00                 10000.00
9/93          11409.58                    10753.53                 12019.10
9/94          13038.67                    12288.95                 12927.56
9/95          14012.70                    13206.97                 14788.95
9/96          15615.16                    14717.29                 16810.74
9/97          18553.20                    17486.39                 20864.03
9/98          16538.96                    15587.97                 20892.38
9/99          22641.01                    21339.16                 27050.14
9/00          25912.33                    24422.37                 29257.43
9/02          18996.98                    17904.65                 21005.65
3/02          20827.82                    19630.22                 22887.93



AVERAGE ANNUAL
TOTAL RETURN

                               SIX       ONE      FIVE       SINCE
                             MONTHS     YEAR      YEAR     INCEPTION
                             ------     -----     -----    ---------
GE Global Equity             9.64%     -5.37%     5.20%      8.39%
GE Global Equity W/LOAD      3.34%    -10.81%     3.96%      7.69%
   MAXIMUM LOAD OF 5.75%
MSCI World                   8.96%     -4.31%     5.36%      9.27%


CLASS B SHARES

[LINE CHART OMITTED - PLOT POINTS AS FOLLOWS:]


                                          GE Global
               GE Global                 Equity Fund
              Equity Fund                  w/load                  MSCI World

12/22/93       10000.00                    10000.00                 10000.00
9/94           10569.61                    10569.61                 10585.03
9/95           11269.36                    11269.36                 12109.13
9/96           12464.76                    12464.76                 13764.56
9/97           14698.12                    14698.12                 17083.37
9/98           13016.52                    13016.52                 17106.59
9/99           17683.35                    17683.35                 22148.53
9/00           20209.12                    20209.12                 23955.85
9/02           14815.81                    14815.81                 17199.33
3/02           16243.69                    16243.69                 18740.53


AVERAGE ANNUAL
TOTAL RETURN

                              SIX       ONE      FIVE       SINCE
                             MONTHS     YEAR      YEAR     INCEPTION
                             ------     -----     -----    ---------
GE Global Equity             9.29%     -6.08%     4.43%      6.04%
GE Global Equity W/LOAD      5.29%     -9.83%     4.43%      6.04%
   MAXIMUM LOAD              4.00%      4.00%     0.00%      0.00%
MSCI World                   8.96%     -4.31%     5.36%      7.91%


CLASS C SHARES

[LINE CHART OMITTED - PLOT POINTS AS FOLLOWS:]

                                            GE Global
                GE Global                 Equity Fund
               Equity Fund                  w/load                  MSCI World

9/30/99         10000.00                    10000.00                 10000.00
12/99           12106.23                    12106.23                 11686.82
3/00            12562.24                    12562.24                 11806.73
6/00            12364.93                    12364.93                 11388.17
9/00            11356.44                    11356.44                 10816.00
12/00           10996.25                    10996.25                 10146.75
3/02             9606.41                     9606.41                  8842.64
6/02             9633.03                     9633.03                  9065.17
9/02             8259.17                     8259.17                  7765.45
12/02            8941.65                     8941.65                  8432.54
3/02             9021.63                     9021.63                  8461.30



AVERAGE ANNUAL
TOTAL RETURN

                               SIX       ONE        SINCE
                             MONTHS     YEAR      INCEPTION
                             ------     -----     ---------
GE Global Equity              9.23%     -6.09%     -4.03%
GE Global Equity W/LOAD       8.23%     -7.03%     -4.03%
   MAXIMUM LOAD               1.00%      1.00%      0.00%
MSCI World                    8.96%     -4.31%     -6.46%



CLASS Y SHARES

[LINE CHART OMITTED - PLOT POINTS AS FOLLOWS:]

                      GE Global
                     Equity Fund                MSCI World

11/29/93              10000.00                    10000.00
9/94                  11242.92                    11100.39
9/95                  12115.44                    12698.69
9/96                  13534.42                    14434.73
9/97                  16124.78                    17915.12
9/98                  14416.62                    17939.47
9/99                  19779.00                    23226.89
9/00                  22695.98                    25122.21
9/02                  16680.93                    18036.73
3/02                  18311.88                    19652.97


AVERAGE ANNUAL
TOTAL RETURN

                               SIX       ONE      FIVE       SINCE
                             MONTHS     YEAR      YEAR     INCEPTION
                             ------     -----     -----    ---------
GE Global Equity              9.78%    -5.14%     5.48%      7.53%
MSCI World                    8.96%    -4.31%     5.36%      8.45%



SEE NOTES TO PERFORMANCE FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                                                           GE GLOBAL EQUITY FUND
                              SCHEDULE OF INVESTMENTS March 31, 2002 (unaudited)

GE GLOBAL EQUITY FUND

MARKET VALUE OF $52,205 (IN THOUSANDS)

[PIE CHART OMITTED - PLOT POINTS AS FOLLOWS:]


United States                                     56.0%
Europe                                            28.7%
Short Term                                         6.2%
Other Regions                                      5.5%
Pacific Rim                                        3.3%
Japan                                              0.3%




                                       NUMBER
                                    OF SHARES         VALUE

--------------------------------------------------------------------------------
COMMON STOCK -- 94.3%
--------------------------------------------------------------------------------

AUSTRALIA -- 0.7%

Brambles Industries Ltd.              70,938    $   359,498

BRAZIL -- 1.0%

Empresa Brasileira de
   Aeronautica S.A. ADR                8,095        163,357
Petroleo Brasileiro S.A.-
   Petrobras ADR                       1,772         44,176
Petroleo Brasileiro S.A.-
   Petrobras ADR                       7,272        192,490
Uniao de Bancos Brasileiros
   S.A. GDR                            5,339        130,539
                                                    530,562

CANADA -- 1.3%

Bombardier Inc. (Class B)             13,774        123,884(a)
Manulife Financial Corp.               7,644        209,461
Petro-Canada                          12,529        322,432
                                                    655,777

CHINA -- 0.4%

China Mobile Ltd                      10,000         30,835(a)
China Petroleum & Chemical Corp.
   (Class A)                       1,020,000        164,778
                                                    195,613

FINLAND -- 1.0%

Sampo Oyj                             36,043        307,921(a)
Stora Enso Oyj                        16,704        211,145
                                                    519,066



                                       NUMBER
                                    OF SHARES         VALUE

FRANCE -- 6.3%

Aventis S.A.                           4,981  $     343,901
AXA                                   12,064        272,069
BNP Paribas                            7,360        371,491
Carrefour S.A.                         7,064        332,534
Lagardere S.C.A. (Series O)            9,447        448,007(a)
Michelin (C.G.D.E.)                    6,471        245,613
Suez S.A.                              7,508        212,192
TotalFinaElf S.A.                      4,042        623,680
Vivendi Universal S.A.                11,139        432,891
                                                  3,282,378

GERMANY -- 3.3%

Allianz AG                               598        142,317
Altana AG                              1,997        107,500
Bayerische Hypo-und
   Vereinsbank AG                      1,202         44,009
Bayerische Motoren Werke AG
   (Class D)                           6,727        267,586
Deutsche Bank AG                       3,703        238,685
E.ON AG                                3,616        183,934
Fresenius Medical Care AG              1,088         66,241(a)
MG Technologies AG                    14,225        141,367
Muenchener
   Rueckversicherungs AG               1,443        359,229
Schering AG                            2,847        166,534
                                                  1,717,402

HONG KONG -- 0.6%

Cheung Kong Holdings Ltd.             19,918        178,122
Johnson Electric Hldgs                94,000        131,968
                                                    310,090

IRELAND -- 1.1%

Bank of Ireland                       12,647        140,569
CRH PLC.                              16,223        284,969
Elan Corp. PLC. ADR                    4,244         59,034
Smurfit (Jefferson) Group             47,752        113,702
                                                    598,274

ISRAEL -- 0.3%

Teva Pharmaceutical
   Industries ADR                      3,065        167,564

ITALY -- 1.7%

ENI-Ente Nazionale Idrocarburi SpA    15,203        222,654
IntesaBci SpA                         94,557        283,559
Riunione Adriatica di Sicurta SpA     27,231        356,079
Saipem SPA                             6,304         38,743
                                                    901,035

---------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                           GE GLOBAL EQUITY FUND
                              SCHEDULE OF INVESTMENTS March 31, 2002 (unaudited)


                                       NUMBER
                                    OF SHARES         VALUE

JAPAN -- 5.5%

Aiful Corp.                            2,350  $     129,109
Canon Inc.                             8,000        296,631
Fujitsu Ltd.                          11,000         84,143
Honda Motor Co. Ltd.                   8,100        340,018
Itochu Corp.                             271            931
Komatsu Ltd.                          44,000        157,178
Mazda Motor Corp.                     23,000         56,161
Minebea Co. Ltd.                      34,000        219,082
Murata Manufacturing Co. Ltd.          2,700        172,960
Nissan Motor Co. Ltd.                 18,000        129,957
NTT DoCoMo Inc.                           28         75,756
NTT DoCoMo Inc. (Regd.)                    7         18,992
Sankyo Co. Ltd.                        5,000         76,306
Sanyo Electric Co. Ltd.               16,000         72,711
Sharp Corp.                           17,000        223,951
Shin-Etsu Chemical Co. Ltd.            5,300        224,079
Sony Corp.                             4,300        223,280
Terumo Corp.                           7,200         93,493
Toshiba Corp.                         69,000        288,605
                                                  2,883,343

MEXICO -- 0.3%

Grupo Televisa S.A. ADR                3,249        157,609

NETHERLANDS -- 2.7%

ASML Holding N.V.                        963         24,261(a)
IHC Caland N.V.                        4,480        226,320
ING Groep N.V.                        18,664        507,635
Koninklijke Ahold N.V.                15,805        414,442
Koninklijke Philips
   Electronics N.V.                    7,552        230,223(a)
                                                  1,402,881

NORWAY -- 0.2%

Statoil ASA.                          13,822        109,262(a)

POLAND -- 0.1%

Telekomunikacja Polska S.A.
   GDR (Series A)                     16,609         53,647(b)

PORTUGAL -- 0.3%

Banco Comercial Portugues S.A.        45,045        158,250(a)

SINGAPORE -- 0.1%

Datacraft Asia Ltd.                   22,160         49,638

SOUTH KOREA -- 1.2%

Kookmin Bank                           1,806         75,882
KT Corp. (Series O)                    1,079         51,463
KT Corp. ADR                           2,866         68,727




                                       NUMBER
                                    OF SHARES         VALUE

Pohang Iron & Steel Co. Ltd.           1,790   $    187,009
Pohang Iron & Steel Co. Ltd. ADR         430         11,245
Samsung Electronics                      900        243,584
                                                    637,910

SPAIN -- 0.8%

Acciona S.A.                           1,276         46,719
Telefonica S.A.                       34,092        381,898(a)
Telefonica S.A. ADR                      403         13,343
                                                    441,960

SWEDEN -- 1.1%

Assa Abloy AB                          4,603         60,878
Autoliv Inc. SDR (Regd.)              11,480        275,956
Nordea AB SDR                         30,937        174,492
Skandinaviska Enskilda
   Banken SEB                          8,687         86,379(a)
                                                    597,705

SWITZERLAND -- 1.1%

Credit Suisse Group                    9,224        349,726(a)
Syngenta AG                            2,260        138,108(a)
Xstrata PLC.                           4,618         65,778(a)
                                                    553,612

TAIWAN -- 1.1%

Taiwan Semiconductor
   Manufacturing Co. Ltd.            211,000        573,534(a)

UNITED KINGDOM -- 6.2%

Amersham PLC.                          8,837         96,829
BAE Systems PLC.                     126,192        602,747
BHP Billiton PLC. (Class A)           70,836        404,244
CGNU PLC.                             38,047        401,973
Friends Provident PLC.                53,603        149,033(a)
International Power PLC.
   (Series A)                         32,535         99,039(a)
Invensys PLC.                         77,206        136,500
National Grid Group PLC.              29,779        196,691
Prudential PLC.                       12,854        129,757
Reed International PLC.
   (Series V)                         13,263        128,780
Royal & Sun Alliance
   Insurance Group                    31,382        131,996
Safeway PLC.                          20,551         86,073
Smiths Group PLC.                      1,337         15,460
Tesco PLC.                            62,401        214,421
Vodafone Group PLC.                  240,222        444,405
                                                  3,237,948

UNITED STATES -- 55.9%

American Express Co. (Class A)        24,082        986,399
American International Group
   (Class A)                          10,927        788,274

------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                           GE GLOBAL EQUITY FUND
                              SCHEDULE OF INVESTMENTS March 31, 2002 (unaudited)



                                       NUMBER
                                    OF SHARES         VALUE

Bank One Corp.                        18,174  $     759,310
Cisco Systems Inc. (Class A)          33,068        559,841(a)
Citigroup Inc.                        27,735      1,373,437
Colgate-Palmolive Co. (Class A)       16,959        969,207
Comcast Corp. (Class A)               21,808        693,494(a)
Dell Computer Corp.                   33,329        870,220(a)
Dover Corp.                           16,008        656,328
Duke Energy Corp.                     21,079        796,786
Electronic Data Systems Corp.          9,905        574,391
Emerson Electric Co.                  14,364        824,350
Exxon Mobil Corp.                     23,780      1,042,277
Fannie Mae                            13,075      1,044,431
First Data Corp.                      12,879      1,123,693
General Mills Inc.                    18,224        890,242
Home Depot Inc.                       17,332        842,509
Honeywell International Inc.          18,423        705,048
Intel Corp.                           29,749        904,667
International Business
   Machines Corp.                      5,860        609,440
Johnson & Johnson                     19,493      1,266,070
Marsh & McLennan Cos.                  7,631        860,319
Merck & Co. Inc.                      14,067        809,978
Microsoft Corp.                       17,276      1,041,916(a)
PepsiCo Inc.                          20,048      1,032,472
Pfizer Inc. (Class A)                 27,418      1,089,591
Schlumberger Ltd.                     13,471        792,364
SPDR Trust Series 1                    9,324      1,067,784
Target Corp.                          20,204        871,196
Tenet Healthcare Corp.                13,709        918,777(a)
Verizon Communications Inc.           17,639        805,220
Viacom Inc. (Class B)                 18,030        872,111(a)
Wal-Mart Stores Inc.                  13,373        819,631
                                                 29,261,773

TOTAL COMMON STOCK
   (COST $50,874,200)                            49,356,331


--------------------------------------------------------------------------------
PREFERRED STOCK -- 0.8%
--------------------------------------------------------------------------------

GERMANY -- 0.8%

Fresenius Medical Care AG              1,114         50,984
Henkel KGaA                            3,764        232,150
Porsche AG                               304        138,999
                                                    422,133

TOTAL PREFERRED STOCK
   (COST $390,728)                                  422,133

--------------------------------------------------------------------------------
RIGHTS -- 0.0%
--------------------------------------------------------------------------------

SPAIN -- 0.0%

Telefonica S.A. (Regd.)
   04/05/02
   (COST $0)                          34,092          7,727(a)



                                       NUMBER
                                    OF SHARES         VALUE
--------------------------------------------------------------------------------
WARRANTS -- 0.0%
--------------------------------------------------------------------------------

GERMANY -- 0.0%

Muenchener Rueckversicherungs AG
   06/03/02
   (COST $0)                              46   $      2,466

TOTAL INVESTMENTS IN SECURITIES
   (COST $51,264,929)                            49,788,657

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 4.6%
--------------------------------------------------------------------------------

GEI Short-Term Investment Fund
   (COST $2,416,256)               2,416,256      2,416,256


OTHER ASSETS AND LIABILITIES,
   NET 0.3%                                         150,412
                                              -------------

NET ASSETS--100%                              $  52,355,325
                                              =============

--------------------------------------------------------------------------------
OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------


The GE Global Equity Fund invested in the following sectors at March 31, 2002:

                                                PERCENTAGE (BASED
SECTOR                                          ON MARKET VALUE)
--------------------------------------------------------------------------------
Financials                                            21.34%
Consumer Discretionary                                14.31%
Information Technology                                12.06%
Industrials                                           10.64%
Health Care                                           10.18%
Consumer Staples                                       7.99%
Energy                                                 6.81%
Short Term                                             4.63%
Telecommunication Services                             3.73%
Materials                                              3.41%
Utilities                                              2.85%
Miscellaneous                                          2.05%
                                                     -------
                                                     100.00%
                                                     =======

----------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                    GE INTERNATIONAL EQUITY FUND

Q&A

Q. HOW DID THE GE INTERNATIONAL EQUITY FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE SIX MONTHS ENDED MARCH 31, 2002?

A. The GE International Equity Fund rose by 7.42% for Class A Shares, 7.16% for Class B Shares, 7.06% for Class C shares, and 7.66% for Class Y Shares, in the six months ending March 31, 2002. The Fund performed closely in line with its benchmark index, the MSCI EAFE, which returned 7.52%. The average return for the 937 funds in our Lipper International Fund peer group was 10.34%.

Q.  HOW DID MARKET CONDITIONS AFFECT FUND PERFORMANCE DURING THE PERIOD?

A. Central banks continued to cut interest rates in the fourth quarter of last year, but the central banks have sat on their hands so far in 2002. Slight indications of recovery are enough to keep interest rates stable, for now. Overall equity performance has been strong in the last six months as markets have rallied from the lows established in September 2001. The performance by region, however, has been uneven, reflecting, on the one hand, the fundamental problems existent in Japan and, on the other, the correlation between the other Asian markets and a global recovery.

Q. WHAT INVESTMENT STRATEGIES AND TECHNIQUES USED BY THE FUND IMPACTED PERFORMANCE?

A. The Fund's performance can be attributed, in part, to two specific issues: a strong weighting in emerging markets, which have been the top performers of late, and effective stock selection in Japan. Specific contributors in those categories include: Taiwan Semiconductor and Samsung Electronics (Korea); Shin Etsu Chemicals (Japan); Pohang Iron & Steel (Korea); and Sharp Corporation (Japan). The portfolio also benefited from strong performance from Lagardere (France - media); Invensys (United Kingdom - engineering); BHP/Billiton (United Kingdom - resources); and Autoliv (Sweden - auto parts). Over the last six months the portfolio has gradually favored stocks that benefited from a cyclical upturn in the economy, although it still contains positions in more defensive stocks. This reflects our belief, that, while we may have growing confidence in cash earnings estimates, any true global recovery will be slow and uneven.

Q.  WHAT IS YOUR OUTLOOK FOR THE FUND?

A. Ultimately, stock prices must reflect fundamental performance and the strength of the last two quarters now needs validation through rising corporate profits. The next few months will be challenging as we seek attractively-priced stocks of companies that can offer cash earnings growth in a world poised on the brink of economic recovery.

                                                    GE INTERNATIONAL EQUITY FUND


----------------------------------------
TOP TEN LARGEST HOLDINGS
AS OF MARCH 31, 2002
as a % of Market Value
----------------------------------------
  TotalFinaElf S.A.                2.91%
----------------------------------------
  BAE Systems PLC                  2.81%
----------------------------------------
  Taiwan Semiconductor
    Manufacturing Co. Ltd.         2.66%
----------------------------------------
  ING Groep N.V.                   2.36%
----------------------------------------
  Lagardere S.C.A. (Series O)      2.08%
----------------------------------------
  Vodafone Group PLC               2.07%
----------------------------------------
  Vivendi Universal S.A.           2.01%
----------------------------------------
  Koninklijke Ahold N.V.           1.93%
----------------------------------------
  BHP Billiton PLC (Class A)       1.88%
----------------------------------------
  CGNU PLC                         1.88%
----------------------------------------


INVESTMENT PROFILE
A mutual fund designed for investors who seek long-term growth of capital by investing primarily in equity securities of companies in developed and developing countries other than the United States.

LIPPER PERFORMANCE COMPARISON
International Funds Peer Group
Based on average annual total returns for the periods ended 3/31/02

                    SIX     ONE    FIVE
                  MONTHS   YEAR    YEAR
                  ------   ----    ----
Number of
Funds in
peer group:        937      865     406
----------------------------------------
Peer group
average annual
total return:   10.34%   -7.22%   2.26%
----------------------------------------
Lipper categories
in peer group: International, Canadian,
International Small Cap



CHANGE IN VALUE OF A $10,000 INVESTMENT


CLASS A SHARES+

[LINE CHART OMITTED - PLOT POINTS AS FOLLOWS:]

                                           GE Int'l
                GE Int'l                  Equity Fund
               Equity Fund                  w/load                   MSCI EAFE

3/2/94          10000.00                     9425.00                 10000.00
9/94            10126.66                     9544.37                 10067.77
9/95            10649.18                    10036.85                 10650.85
9/96            11877.76                    11194.79                 11568.28
9/97            14109.82                    13298.51                 12976.37
9/98            12881.56                    12140.87                 11894.26
9/99            16163.49                    15234.09                 15576.00
9/00            17861.12                    16834.10                 16071.31
9/02            12262.71                    11557.60                 11460.41
3/02            13172.65                    12415.22                 12321.96



AVERAGE ANNUAL
TOTAL RETURN

                               SIX       ONE      FIVE       SINCE
                             MONTHS     YEAR      YEAR     INCEPTION
                             ------     -----     -----    ---------
GE International
   Equity                     7.42%    -11.07%    0.98%      3.47%
GE International
   Equity  W/LOAD             1.28%    -16.21%   -0.20%      2.71%
   MAXIMUM LOAD OF 5.75%
MSCI EAFE                     7.52%     -8.67%    1.27%      2.62%


CLASS B SHARES


[LINE CHART OMITTED - PLOT POINTS AS FOLLOWS:]

                                          GE Int'l
              GE Int'l                  Equity Fund
             Equity Fund                   w/load                 MSCI EAFE

3/2/94        10000.00                    10000.00                 10000.00
9/94          10086.65                    10086.65                 10067.77
9/95          10523.58                    10523.58                 10650.85
9/96          11658.03                    11658.03                 11568.28
9/97          13740.18                    13740.18                 12976.37
9/98          12450.08                    12450.08                 11894.26
9/99          15508.24                    15508.24                 15576.00
9/00          17084.42                    17084.42                 16071.31
9/02          11729.46                    11729.46                 11460.41
3/02          12599.83                    12599.83                 12321.96


AVERAGE ANNUAL
TOTAL RETURN

                               SIX       ONE      FIVE       SINCE
                             MONTHS     YEAR      YEAR     INCEPTION
                             ------     -----     -----    ---------
GE International
   Equity                     7.16%    -11.72%    0.25%      2.90%
GE International
   Equity W/LOAD              3.16%    -15.25%    0.25%      2.90%
   MAXIMUM LOAD               4.00%      4.00%    0.00%      0.00%
MSCI EAFE                     7.52%     -8.67%    1.27%      2.62%


CLASS C SHARES

[LINE CHART OMITTED - PLOT POINTS AS FOLLOWS:]

                                           GE Int'l
               GE Int'l                  Equity Fund
              Equity Fund                   w/load                  MSCI EAFE

9/30/99        10000.00                    10000.00                 10000.00
12/99          12131.75                    12131.75                 11698.48
3/00           12561.62                    12561.62                 11686.13
6/00           12364.60                    12364.60                 11223.26
9/00           10967.54                    10967.54                 10318.00
12/00          10465.59                    10465.59                 10041.13
3/02            9063.05                     9063.05                  8662.24
6/02            9029.66                     9029.66                  8548.13
9/02            7473.51                     7473.51                  7357.74
12/02           8021.17                     8021.17                  7870.85
3/02            8001.13                     8001.13                  7910.86



AVERAGE ANNUAL
TOTAL RETURN

                               SIX       ONE        SINCE
                             MONTHS     YEAR      INCEPTION
                             ------     -----     ---------
GE International Equity       7.06%    -11.72%     -8.53%
GE International Equity
   W/LOAD                     6.06%    -12.60%     -8.53%
   MAXIMUM LOAD               1.00%      1.00%      0.00%
MSCI EAFE                     7.52%     -8.67%     -8.95%



CLASS Y SHARES

[LINE CHART OMITTED - PLOT POINTS AS FOLLOWS:]

                      GE Int'l
                     Equity Fund                 MSCI EAFE

3/2/94                10000.00                    10000.00
9/94                  10146.67                    10067.77
9/95                  10699.89                    10650.85
9/96                  11980.87                    11568.28
9/97                  14276.37                    12976.37
9/98                  13085.30                    11894.26
9/99                  16450.90                    15576.00
9/00                  18223.23                    16071.31
9/02                  12534.12                    11460.41
3/02                  13493.90                    12321.96



AVERAGE ANNUAL
TOTAL RETURN

                               SIX       ONE      FIVE       SINCE
                             MONTHS     YEAR      YEAR     INCEPTION
                             ------     -----     -----    ---------
GE International
   Equity                    7.66%     -10.88%    1.27%      3.78%
MSCI EAFE                    7.52%      -8.67%    1.27%      2.62%

SEE NOTES TO PERFORMANCE FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                                                    GE INTERNATIONAL EQUITY FUND
                              SCHEDULE OF INVESTMENTS March 31, 2002 (unaudited)

GE INTERNATIONAL EQUITY FUND

MARKET VALUE OF $61,423 (IN THOUSANDS)

[PIE CHART OMITTED - PLOT POINTS AS FOLLOWS:]

Continental Europe                                50.0%
United Kingdom                                    15.1%
Japan                                             13.3%
Emerging Asia                                      6.6%
Short Term                                         4.2%
Pacific Rim                                        3.4%
Latin America                                      3.3%
Canada                                             3.0%
Emerging Europe                                    1.1%





                                       NUMBER
                                    OF SHARES         VALUE

--------------------------------------------------------------------------------
COMMON STOCK -- 91.3%
--------------------------------------------------------------------------------

AUSTRALIA -- 1.6%

Brambles Industries Ltd.             203,210  $   1,029,823

BRAZIL -- 2.5%

Empresa Brasileira de
   Aeronautica S.A. ADR               23,512        474,472
Petroleo Brasileiro S.A.-
   Petrobras ADR                       5,546        138,262
Petroleo Brasileiro S.A.-
   Petrobras ADR                      21,056        557,352
Uniao de Bancos Brasileiros
   S.A. GDR                           15,640        382,398
                                                  1,552,484

CANADA -- 3.0%

Bombardier Inc. (Class B)             39,311        353,565(a)
Manulife Financial Corp.              21,940        601,201
Petro-Canada                          35,726        919,404
                                                  1,874,170

CHINA -- 0.9%

China Mobile Ltd.                     29,500         90,963(a)
China Petroleum & Chemical Corp.
   (Class A)                       2,890,000        466,870
                                                    557,833

FINLAND -- 2.4%

Sampo Oyj                            101,735        869,137(a)
Stora Enso Oyj                        49,593        626,874
                                                  1,496,011




                                       NUMBER
                                    OF SHARES         VALUE

FRANCE -- 14.9%

Aventis S.A.                          14,212  $     981,233
AXA                                   34,358        774,847
BNP Paribas                           21,005      1,060,213
Carrefour S.A.                        20,161        949,069
Lagardere S.C.A. (Series O)           26,994      1,280,142(a)
Michelin (C.G.D.E.)                   18,413        698,884
Suez S.A.                             21,329        602,803
TotalFinaElf S.A.                     11,567      1,784,785
Vivendi Universal S.A.                31,813      1,236,336
                                                  9,368,312

GERMANY -- 7.8%

Allianz AG                             1,757        418,144
Altana AG                              5,868        315,878
Bayerische Hypo-und
   Vereinsbank AG                      3,181        116,468
Bayerische Motoren Werke
   AG (Class D)                       19,155        761,947
Deutsche Bank AG                      10,534        678,992
E.ON AG                               10,376        527,792
Fresenius Medical Care AG              3,305        201,218(a)
MG Technologies AG                    41,032        407,774
Muenchener
   Rueckversicherungs AG               4,117      1,024,909
Schering AG                            8,242        482,111
                                                  4,935,233

HONG KONG -- 1.3%

Cheung Kong Holdings Ltd.             58,277        521,158
Johnson Electric Holdings Ltd.       269,600        378,496
                                                    899,654

IRELAND -- 2.8%

Bank of Ireland                       35,976        399,866
CRH PLC.                              46,218        811,854
Elan Corp. PLC. ADR                   12,548        174,543
Smurfit (Jefferson) Group            142,323        338,883
                                                  1,725,146

ISRAEL -- 0.8%

Teva Pharmaceutical
   Industries ADR                      9,027        493,506

ITALY -- 4.0%

ENI-Ente Nazionale
   Idrocarburi SpA                    42,568        623,425
IntesaBci SpA                        268,146        804,121
Riunione Adriatica di
   Sicurta SpA                        77,692      1,015,920
Saipem SPA                            17,973        110,459
                                                  2,553,925

------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                    GE INTERNATIONAL EQUITY FUND
                              SCHEDULE OF INVESTMENTS March 31, 2002 (unaudited)




                                       NUMBER
                                    OF SHARES         VALUE

JAPAN -- 13.0%

Aiful Corp.                            6,550   $    359,858
Canon Inc.                            22,000        815,736
Fujitsu Ltd.                          31,000        237,132
Honda Motor Co. Ltd.                  22,900        961,286
Komatsu Ltd.                         127,000        453,674
Mazda Motor Corp.                     58,000        141,623
Minebea Co. Ltd.                      99,000        637,915
Murata Manufacturing Co. Ltd.          7,700        493,255
Nissan Motor Co. Ltd.                 53,000        382,651
NTT DoCoMo Inc.                           92        248,911
NTT DoCoMo Inc. (Regd.)                   23         62,401
Sankyo Co. Ltd.                       15,000        228,917
Sanyo Electric Co. Ltd.               45,000        204,499
Sharp Corp.                           45,000        592,810
Shin-Etsu Chemical Co. Ltd.           15,100        638,413
Sony Corp.                            12,200        633,492
Terumo Corp.                          20,900        271,390
Toshiba Corp.                        197,000        823,988
                                                  8,187,951

MEXICO -- 0.8%

Grupo Televisa S.A. ADR                9,542        462,882

NETHERLANDS -- 6.3%

ASML Holding N.V.                      2,408         60,666(a)
IHC Caland N.V.                       12,870        650,165
ING Groep N.V.                        53,361      1,451,344
Koninklijke Ahold N.V.                45,138      1,183,619
Koninklijke Philips
   Electronics N.V.                   21,619        659,057(a)
                                                  4,004,851

NORWAY -- 0.5%

Statoil ASA.                          39,348        311,044(a)

POLAND -- 0.3%

Telekomunikacja Polska S.A.
   GDR (Series A)                     46,764        151,048(b)

PORTUGAL -- 0.8%

Banco Comercial Portugues S.A.       132,704        466,209(a)

SINGAPORE -- 0.2%

Datacraft Asia Ltd.                   60,280        135,027

SOUTH KOREA -- 2.9%

Kookmin Bank                           5,556        233,445
KT Corp. (Series O)                    2,972        141,749
KT Corp. ADR                           8,454        202,727







                                       NUMBER
                                    OF SHARES         VALUE

Pohang Iron & Steel Co. Ltd.           5,080   $    530,729
Pohang Iron & Steel Co. Ltd. ADR         957         25,026
Samsung Electronics                    2,570        695,567
                                                  1,829,243

SPAIN -- 2.0%

Acciona S.A.                           4,222        154,582
Telefonica S.A.                       97,326      1,090,245(a)
Telefonica S.A. ADR                    1,172         38,805
                                                  1,283,632

SWEDEN -- 2.7%

Assa Abloy AB                         13,336        176,378
Autoliv Inc. SDR (Regd.)              33,186        797,725
Nordea AB SDR                         88,636        499,927
Skandinaviska Enskilda
   Banken SEB                         25,532        253,876(a)
                                                  1,727,906

SWITZERLAND -- 2.5%

Credit Suisse Group                   26,318        997,843(a)
Syngenta AG                            6,503        397,397(a)
Xstrata PLC.                          13,569        193,273(a)
                                                  1,588,513

TAIWAN -- 2.6%

Taiwan Semiconductor
   Manufacturing Co. Ltd.            601,712      1,635,555(a)

UNITED KINGDOM -- 14.7%

Amersham PLC.                         25,878        283,552
BAE Systems PLC.                     361,052      1,724,539
BHP Billiton PLC. (Class A)          202,270      1,154,307
CGNU PLC.                            109,252      1,154,266
Friends Provident PLC.               158,266        440,028(a)
International Power PLC.
   (Series A)                         92,354        281,133(a)
Invensys PLC.                        220,161        389,243
National Grid Group PLC.              87,521        578,078
Prudential PLC.                       37,806        381,639
Reed International PLC.
   (Series V)                         38,808        376,814
Royal & Sun Alliance
    Insurance Group                   89,978        378,457
Safeway PLC.                          58,754        246,079
Smiths Group PLC.                      3,930         45,444
Tesco PLC.                           176,871        607,760
Vodafone Group PLC.                  685,907      1,268,912
                                                  9,310,251

TOTAL COMMON STOCK
   (COST $63,941,267)                            57,580,209

-------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                    GE INTERNATIONAL EQUITY FUND
                              SCHEDULE OF INVESTMENTS March 31, 2002 (unaudited)


                                       NUMBER
                                    OF SHARES         VALUE

--------------------------------------------------------------------------------
PREFERRED STOCK -- 1.9%
--------------------------------------------------------------------------------

GERMANY -- 1.9%

Fresenius Medical Care AG              3,656    $   167,324
Henkel KGaA                           10,706        660,307
Porsche AG                               874        399,621

TOTAL PREFERRED STOCK
   (COST $1,115,811)                              1,227,252

--------------------------------------------------------------------------------
RIGHTS -- 0.0%
--------------------------------------------------------------------------------

SPAIN -- 0.0%

Telefonica S.A. (Regd.),
   expiring 04/05/02
   (COST $0)                         100,785         22,843(a)

--------------------------------------------------------------------------------
WARRANTS -- 0.0%
--------------------------------------------------------------------------------

GERMANY -- 0.0%

Muenchener Rueckversicherungs AG,
   06/03/02
   (COST $0)                              57          3,056


TOTAL INVESTMENTS IN SECURITIES
   (COST $65,057,078)                            58,833,360



                                       NUMBER
                                    OF SHARES         VALUE

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 4.1%
--------------------------------------------------------------------------------

GEI Short-Term Investment Fund
   (COST $2,589,356)               2,589,356  $   2,589,356


OTHER ASSETS AND LIABILITIES,
   NET 2.7%                                       1,714,359
                                              -------------

NET ASSETS-- 100%                             $  63,137,075
                                              =============

--------------------------------------------------------------------------------
OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

The GE International Equity Fund invested in the following sectors at March 31, 2002:

                                                   PERCENTAGE (BASED
SECTOR                                              ON MARKET VALUE)
--------------------------------------------------------------------------------
Financials                                              24.89%
Consumer - Discretionary                                15.61%
Industrials                                             10.53%
Materials                                                8.34%
Energy                                                   8.00%
Information Technology                                   7.97%
Consumer - Staples                                       5.94%
Health Care                                              5.86%
Telecommunication Services                               5.40%
Short Term                                               4.22%
Utilities                                                3.24%
                                                       -------
                                                       100.00%
                                                       =======
-----------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                           GE EUROPE EQUITY FUND

Q&A



Q. HOW DID THE GE EUROPE EQUITY FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE SIX MONTHS ENDED MARCH 31, 2002?

A. The GE Europe Equity Fund rose by 7.99 for Class A Shares, 7.47% for Class B Shares, 7.54% for Class C shares, and 7.94% for Class Y Shares, in the six months ending March 31, 2002. By comparison, the Fund's MSCI Europe benchmark returned 9.95% for the same period. The average return for the 193 funds in our Lipper Europe peer group was 10.06%.

Q.  WHICH STOCKS/SECTORS PERFORMED WELL DURING THE PERIOD?

A. European equity markets have enjoyed solid performance over the six month period since October 2001, taking their lead from economically sensitive sectors such as consumer discretionary, industrials, materials, and technology. The best performing segments of the portfolio were within the basic materials and energy sectors. Key performance drivers within these sectors were Lagardere (France - media), Philips (Netherlands - consumer), Invensys (United Kingdom - capital goods), ASML (Netherlands- technology) and Imerys (France - materials)

Q.  WHAT WERE THE MAJOR CHANGES MADE TO THE PORTFOLIO DURING THE PERIOD?

A. Key additions included Credit Agricole (France - banking) and ENI (Italy - energy). Among the positions eliminated during the period were Cable and Wireless (United Kingdom - telecommunications) and Gemplus (France - technology)

Q.  WHAT IS YOUR OUTLOOK FOR THE FUND?

A. We believe that uncertainty about the timing of the economic recovery in corporate earnings, coupled with high valuation levels, will keep the stock market in a narrow trading range for the next several quarters. This is the type of environment in which our approach to bottom-up stock selection driven by fundamental research should prove to be particularly effective.

                                                           GE EUROPE EQUITY FUND


-----------------------------------------
TOP TEN LARGEST HOLDINGS
AS OF MARCH 31, 2002
as a % of Market Value
-----------------------------------------
  TotalFinaElf S.A.                3.20%
-----------------------------------------
  Aventis S.A.                     3.14%
-----------------------------------------
  Muenchener
    Rueckversicherungs AG          2.83%
-----------------------------------------
  BAE Systems PLC                  2.80%
-----------------------------------------
  Vodafone Group PLC               2.63%
-----------------------------------------
  ING Groep N.V.                   2.45%
-----------------------------------------
  Imerys S.A.                      2.35%
-----------------------------------------
  Vivendi Universal S.A.           2.34%
-----------------------------------------
  Lagardere S.C.A. (Series O)      2.31%
-----------------------------------------
  ENI-Ente Nazionale
    Idrocarburi SpA                2.02%
-----------------------------------------


INVESTMENT PROFILE
A mutual fund designed for investors who seek long-term growth of capital by investing primarily in equity securities of issuers located in developed European countries.

LIPPER PERFORMANCE COMPARISON
Europe Peer Group
Based on average annual total returns for the periods ended 3/31/02


                     SIX MONTHS   ONE YEAR
                    -----------  ---------
Number of
Funds in
peer group:             193         186
---------------------------------------
Peer group
average annual
total return:        10.06%      -7.06%
---------------------------------------
Lipper categories
in peer group: Europe



CHANGE IN VALUE OF A $10,000 INVESTMENT


CLASS A SHARES+


[LINE CHART OMITTED - PLOT POINTS AS FOLLOWS:]

              GE Europe               GE Europe Equity
              Equity Fund                Fund w/load               MSCI Europe

1/29/99        10000.00                     9425.00                 10000.00
3/99            9620.00                     9066.85                  9852.53
6/99            9670.00                     9113.98                  9821.86
9/99            9930.00                     9359.03                  9936.61
12/99          12756.07                    12022.59                 11664.60
3/00           14476.33                    13643.94                 11674.11
6/00           13993.45                    13188.82                 11305.16
9/00           12705.77                    11975.19                 10478.86
12/00          13026.01                    12277.02                 10685.79
3/02           10961.91                    10331.60                  9026.21
6/02           10600.40                     9990.88                  8811.77
9/02            8722.88                     8221.32                  7751.86
12/02           9571.71                     9021.33                  8532.47
3/02            9419.59                     8877.96                  8523.42



AVERAGE ANNUAL
TOTAL RETURN

                               SIX       ONE        SINCE
                             MONTHS     YEAR      INCEPTION
                             ------     -----     ---------
GE Europe Equity              7.99%    -14.07%     -1.87%
GE Europe Equity W/LOAD       1.73%    -18.98%     -3.68%
   MAXIMUM LOAD OF 5.75%
MSCI Europe                   9.95%     -5.57%     -4.92%


CLASS B SHARES

[LINE CHART OMITTED - PLOT POINTS AS FOLLOWS:]

              GE Europe               GE Europe Equity
              Equity Fund                Fund w/load               MSCI Europe

1/29/99        10000.00                    10000.00                 10000.00
3/99            9610.00                     9610.00                  9852.53
6/99            9640.00                     9640.00                  9821.86
9/99            9880.00                     9880.00                  9936.61
12/99          12668.68                    12668.68                 11664.60
3/00           14351.16                    14351.16                 11674.11
6/00           13850.43                    13850.43                 11305.16
9/00           12548.51                    12548.51                 10478.86
12/00          12846.62                    12846.62                 10685.79
3/02           10788.84                    10788.84                  9026.21
6/02           10416.81                    10416.81                  8811.77
9/02            8556.67                     8556.67                  7751.86
12/02           9370.48                     9370.48                  8532.47
3/02            9196.09                     9104.13                  8523.42


AVERAGE ANNUAL
TOTAL RETURN

                               SIX       ONE        SINCE
                             MONTHS     YEAR      INCEPTION
                             ------     -----     ---------
GE Europe Equity              7.47%    -14.76%      -2.61%
GE Europe Equity W/LOAD       3.47%    -18.17%      -2.87%
   MAXIMUM LOAD               4.00%      4.00%       2.00%
MSCI Europe                   9.95%     -5.57%      -4.92%



CLASS C SHARES

[LINE CHART OMITTED - PLOT POINTS AS FOLLOWS:]

                     GE Europe               GE Europe Equity
                     Equity Fund                Fund w/load               MSCI Europe

9/30/99               10000.00                    10000.00                 10000.00
12/99                 12816.29                    12816.29                 11739.01
3/00                  14526.48                    14526.48                 11748.58
6/00                  14017.50                    14017.50                 11377.27
9/00                  12704.31                    12704.31                 10545.70
12/00                 12977.51                    12977.51                 10753.96
3/02                  10895.43                    10895.43                  9083.79
6/02                  10516.87                    10516.87                  8867.98
9/02                   8624.07                     8624.07                  7801.31
12/02                  9452.17                     9452.17                  8586.90
3/02                   9274.72                     9274.72                  8577.79



AVERAGE ANNUAL
TOTAL RETURN

                               SIX       ONE        SINCE
                             MONTHS     YEAR      INCEPTION
                             ------     -----     ---------
GE Europe Equity             7.54%     -14.88%      -2.97%
GE Europe Equity W/LOAD      6.54%     -15.73%      -2.97%
   MAXIMUM LOAD              1.00%       1.00%       0.00%
MSCI Europe                  9.95%      -5.57%      -5.95%



CLASS Y SHARES

[LINE CHART OMITTED - PLOT POINTS AS FOLLOWS:]

                     GE Europe
                     Equity Fund                MSCI Europe

1/29/99               10000.00                    10000.00
3/99                   9630.00                     9852.53
6/99                   9680.00                     9821.86
9/99                   9940.00                     9936.61
12/99                 12781.85                    11664.60
3/00                  14514.30                    11674.11
6/00                  14040.90                    11305.16
9/00                  12761.70                    10478.86
12/00                 13093.67                    10685.79
3/02                  11028.09                     9026.21
6/02                  10666.32                     8811.77
9/02                   8787.46                     7751.86
12/02                  9649.79                     8532.47
3/02                   9485.24                     8523.42


AVERAGE ANNUAL
TOTAL RETURN

                               SIX       ONE        SINCE
                             MONTHS     YEAR      INCEPTION
                             ------     -----     ---------
GE Europe Equity              7.94%    -13.99%      -1.65%
MSCI Europe                   9.95%     -5.57%      -4.92%


SEE NOTES TO PERFORMANCE FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                                                           GE EUROPE EQUITY FUND
                              SCHEDULE OF INVESTMENTS March 31, 2002 (unaudited)

GE EUROPE EQUITY FUND

MARKET VALUE OF $11,969 (IN THOUSANDS)

[PIE CHART OMITTED - PLOT POINTS AS FOLLOWS:]


Europe              97.8%
Short Term           2.2%




                                       NUMBER
                                    OF SHARES         VALUE

--------------------------------------------------------------------------------
COMMON STOCK -- 96.6%
--------------------------------------------------------------------------------

DENMARK -- 0.3%

Danisco AS (Class A)                   1,238  $      39,203

FINLAND -- 1.6%

Sampo Oyj                             20,056        171,341(a)
Tietoenator Oyj (Class A)                615         15,548
                                                    186,889

FRANCE -- 22.5%

Aventis S.A.                           5,452        376,420
AXA                                    6,181        139,395
BNP Paribas                            3,944        199,071
Carrefour S.A.                         5,029        236,738
Credit Agricole S.A.                   3,320         63,325
Groupe Steria SCA                      1,801         58,091
Imerys S.A.                            2,487        281,195
JC Decaux S.A.                         3,208         37,194(a)
Lagardere S.C.A. (Series O)            5,831        276,525(a)
Michelin (C.G.D.E.)                    3,037        115,272
Pinguely-Haulotte                     10,655        113,784
Renault S.A.                           1,354         64,919
Riber S.A.                             1,140          3,389(a)
Rodriguez Group                          233         13,284
Thomson Multimedia S.A.                2,312         71,973(a)
TotalFinaElf S.A.                      2,485        383,435
Vivendi Universal S.A.                 7,205        280,005
                                                  2,714,015

GERMANY -- 13.2%

Allianz AG                               274         65,209
Altana AG                              1,115         60,021
AMB Generali Holding AG                1,159        121,142
Bayerische Motoren Werke AG
   (Class D)                           3,149        125,261
Continental AG                           796         11,817
Deutsche Bank AG                       1,851        119,310
Deutsche Boerse AG                       432         17,757




                                       NUMBER
                                    OF SHARES         VALUE

E.ON AG                                2,240  $     113,941
Epcos AG (Class A)                     1,939         89,452
Fresenius Medical Care AG              1,038         63,197(a)
Infineon Technologies AG                 433          9,807
MG Technologies AG                     8,052         80,020
Muenchener
   Rueckversicherungs AG               1,360        338,566
Schering AG                            2,768        161,913
Stinnes AG                             2,692         64,066
Techem AG                             10,389        146,083(a)
                                                  1,587,562

GREECE -- 0.1%

Coca Cola Hellenic
   Bottling Co. S.A.                   1,270         17,050

IRELAND -- 4.2%

Anglo Irish Bank Corp. (Regd.)        17,533         82,381
Bank of Ireland                       10,793        119,962
CRH PLC.                              10,896        191,397
Jurys Doyle Hotel Group PLC.           2,089         19,121
Smurfit (Jefferson) Group             39,543         94,155
                                                    507,016

ITALY -- 6.4%

Banca Popolare di Verona-Banco
   S Geminiano e S Prospero Scrl       5,369         61,407
Bayerische Vita SpA                    3,006         19,261
ENI-Ente Nazionale
   Idrocarburi SpA                    16,537        242,191
IntesaBci SpA                         80,512        241,441
Riunione Adriatica di
   Sicurta SpA                        15,913        208,082
                                                    772,382

LUXEMBOURG -- 0.6%

Thiel Logistik AG                      4,695         67,287(a)

NETHERLANDS -- 9.9%

ASM International N.V.                 3,858         99,887(a)
ASML Holding N.V.                      1,526         38,445(a)
Fox Kids Europe N.V.                   5,791         59,318(a)
IHC Caland N.V.                        4,424        223,491
ING Groep N.V.                        10,802        293,799
Koninklijke Ahold N.V.                 9,202        241,297
Koninklijke Philips
   Electronics N.V.                    5,823        177,515(a)
Vodafone Libertel N.V.                 8,903         57,433(a)
                                                  1,191,185

NORWAY -- 1.5%

Gjensidige NOR Sparebank                 560         18,845
Statoil ASA.                          20,129        159,119(a)
                                                    177,964

PORTUGAL -- 1.5%

Banco Comercial Portugues S.A.        20,724         72,807(a)
Vodafone Telecel-Comunicacoes
   Pessoais S.A. (Class B)            14,703        109,973
                                                    182,780


-----------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                           GE EUROPE EQUITY FUND
                              SCHEDULE OF INVESTMENTS March 31, 2002 (unaudited)


                                       NUMBER
                                    OF SHARES         VALUE

SPAIN -- 7.5%

Acerinox S.A.                          1,742   $     61,715
Corp. Mapfre S.A.                      2,853         19,176
Grupo Auxiliar Metalurgico
   (GAMESA)                              805         13,684(a)
Grupo Ferrovial S.A.                  10,792        239,902
Iberia (Lineas AER DE Espana)         48,267         70,689
Inditex S.A.                           2,922         54,893(a)
Indra Sistemas S.A.                    2,140         19,252
Recoletos Grupo de
   Comunicacion S.A.                  34,898        176,450(a)
Sogecable S.A. ADR                       497         10,819(a)
Telefonica S.A.                       20,726        232,172(a)
                                                    898,752

SWEDEN -- 1.4%

Assa Abloy AB                          4,496         59,463
Intentia International AB              2,108         19,638(a)
Skandinaviska Enskilda
   Banken SEB                          8,435         83,873(a)
                                                    162,974

SWITZERLAND -- 4.3%

Credit Suisse Group                    5,213        197,650(a)
Kaba Holdings AG                         394         89,045
Leica Geosystems AG (Series C)           555         52,813(a)
Syngenta AG                            1,186         72,476(a)
Unaxis Holding AG                        295         32,677
Xstrata PLC.                           4,874         69,424(a)
                                                    514,085

UNITED KINGDOM -- 18.7%

Amersham PLC.                          7,414         81,237
BAE Systems PLC.                      70,206        335,334
BHP Billiton PLC. (Class A)           25,520        145,637
CGNU PLC.                             21,002        221,890
Corus Group PLC.                      21,644         26,540(a)
Friends Provident PLC.                27,715         77,056(a)
Galen Holdings PLC.                   13,387        117,386
HIT Entertainment PLC.                28,735        145,445
International Power PLC.
   (Series A)                          8,558         26,051(a)
Invensys PLC.                         45,072         79,687
Matalan PLC.                          27,033        142,611
Mayflower Corp. PLC.                  10,925         13,085
National Grid Group PLC.               9,012         59,524
NDS Group PLC. ADR (Series A)            517          7,238
Prudential PLC.                       10,680        107,811
Reed International PLC. (Series V)    10,582        102,748
Royal & Sun Alliance
   Insurance Group                    12,719         53,498
Safeway PLC.                          18,797         78,727
Smiths Group PLC.                        751          8,684
Tesco PLC.                            34,008        116,858
Vodafone Group PLC.                  170,113        314,705
                                                  2,261,752

IRELAND -- 0.5%

Elan Corp. PLC. ADR                    4,129         57,434



                                       NUMBER
                                    OF SHARES         VALUE

SWEDEN -- 2.3%

Autoliv Inc. SDR (Regd.)               5,373  $     129,156
Nordea AB SDR                         26,332        148,515
                                                    277,671

TOTAL COMMON STOCK
   (COST $12,496,511)                            11,616,001



--------------------------------------------------------------------------------
PREFERRED STOCK -- 0.6%
--------------------------------------------------------------------------------

GERMANY -- 0.6%

Porsche AG                               170         77,730

TOTAL PREFERRED STOCK
   (COST $62,016)                                    77,730

--------------------------------------------------------------------------------
RIGHTS -- 0.0%
--------------------------------------------------------------------------------

SPAIN -- 0.0%

Telefonica S.A. (Regd.)               20,726          4,698(a)

TOTAL RIGHTS
   (COST $0)                                          4,698

TOTAL INVESTMENTS IN SECURITIES
   (COST 12,558,527)                             11,698,429

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 2.2%
--------------------------------------------------------------------------------

GEI Short-Term Investment Fund
   (COST $270,411)                   270,411        270,411

OTHER ASSETS AND LIABILITIES,
   NET 0.6%                                          75,081
                                                -----------

NET ASSETS-- 100%                               $12,043,921
                                                ===========

--------------------------------------------------------------------------------
OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------
The GE Europe Equity Fund has invested in the following sectors at March 31, 2002:

                                                  PERCENTAGE (BASED
SECTOR                                             ON MARKET VALUE)
--------------------------------------------------------------------------------
Financials                                              27.26%
Consumer Discretionary                                  17.59%
Industrials                                             11.95%
Materials                                                8.54%
Health Care                                              7.66%
Energy                                                   6.56%
Consumer Stable                                          6.10%
Telecommunication Services                               6.01%
Information Technology                                   4.29%
Short Term                                               2.26%
Utilities                                                1.78%
                                                       -------
                                                       100.00%
                                                       =======

-----------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                        GE EMERGING MARKETS FUND

Q&A

Q. HOW DID THE GE EMERGING MARKETS FUND PERFORM RELATIVE TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE SIX MONTH PERIOD ENDING MARCH 31, 2002?

A. The GE Emerging Markets Fund gained 34.78% for Class A shares, 34.45% for Class B shares, 34.40% for Class C shares, and 35.05% for Class Y shares, for the six months ended March 31, 2002. By comparison, its benchmark index, the MSCI EMF Index, gained 41.05% and our Lipper peer group of 207 Emerging Markets funds gained 39.36%.

Q.  WHAT MARKET CONDITIONS AFFECTED THE FUND'S PERFORMANCE?

A. Markets across the globe rallied in the period, but none as strongly as the emerging markets sector. As we have mentioned on numerous occasions, emerging markets are a leveraged play on global economic growth, and the quarter's strong gains reflect investors' increased confidence in an economic rebound. Asian markets rallied 53.6% collectively, led by the technology-heavy indices of Korea and Taiwan, which rose 102% and 66%, respectively. India's return of 26.7%, along with China's gain of 9.0%, lagged considerably. Latin American markets gained 32.5% for the quarter, overcoming currency devaluation in Argentina, which dropped 29.4%, including a currency loss of 66.9%. Concerns about the impact of the devaluation on Brazil eased dramatically and investors bid the market up 42%, including a currency gain of 14.9%. Mexico also fared well, gaining 39.8%. Russia continued to attract investor attention, surging 65.3%, while Turkey led the emerging European region with a 70% gain. Israeli stocks only gained 6.5%, mired by the region's political events. Finally, South Africa's currency, the Rand, mysteriously collapsed 20.7%, despite solid economic fundamentals; its equity market managed a gain of 13.1%, however, led by exporters of resources that benefit from the currency's weakness.

Q.  WHY DID THE FUND UNDER PERFORM ITS BENCHMARK LAST QUARTER?

A. Our problems centered around generally underweight positions in some of the top-performing markets. The Fund held reduced positions in the top 5 performing countries; Korea, Taiwan, Turkey, Russia and Pakistan, while we allocated overweight positions to two of the worst performers in Israel and China. Heavier than average positions in Brazil, Mexico, Poland and Hungary helped, as did a reduced emphasis in South Africa. Excellent stock selection offset negative market allocation, particularly in telecommunications companies, which were led by a large overweight position in strong-performing Russian cellular stocks. Financial issues also performed well, led by Kookmin Bank in Korea, and a large exposure to Eastern European banks. Finally, cash and an overweight position in the defensive healthcare sector also hurt relative performance.

Q.  WHAT CHANGES DID YOU MAKE TO THE PORTFOLIO DURING THE QUARTER?

A. We reduced the Fund's cash position during the quarter, primarily adding to South Africa as the Rand collapsed, and to Latin America, which looked attractive after retreating on worries over Argentina. New positions include participation in the initial public offering of China's largest aluminum company, Chalco, which looks cheap, has a high dividend yield, and is leveraged to the recovery in aluminum prices as well as the Chinese economy. We also purchased Anglo American Platinum in South Africa as platinum prices appear to have bottomed and long-term demand looks encouraging. In Russia, we sold the cellular company Vimplecom, after its shares doubled, and used the proceeds to fund an investment in the initial stock offering of Wimm Bill Dan Foods, Russia's leading juice and dairy company. The stock has performed well and we are excited about the company's growth prospects. We also increased our position in ECTel, which is a global leader in telecommunications and government communication fraud prevention. Its valuation is very attractive and the events of September 11th are increasing demand for the company's products.

Q.  WHAT IS THE OUTLOOK FOR THE FUND?

A. Our positive outlook is largely unchanged, despite the fact that emerging markets stocks have already enjoyed such a significant recovery. Valuations remain extremely attractive, and prospects for continued business growth appear positive. High oil prices and the potential for rising interest rates may slow the gains near-term, but the longer-term outlook is very promising.

                                                        GE EMERGING MARKETS FUND


----------------------------------------
TOP TEN LARGEST HOLDINGS
AS OF MARCH 31, 2002
as a % of Market Value
----------------------------------------
  Taiwan Semiconductor
    Manufacturing Co.Ltd.          3.56%
----------------------------------------
  Kookmin Bank                     3.12%
----------------------------------------
  Samsung Electronics              2.79%
----------------------------------------
  Telefonos de Mexico
    S.A.de C.V. ADR                1.98%
----------------------------------------
  Satyam Computer Services ADR     1.96%
----------------------------------------
  America Movil S.A.de C.V. ADR
    (Series L)                     1.91%
----------------------------------------
  Korea Electric Power Corp.       1.79%
----------------------------------------
  S1 Corp.                         1.71%
----------------------------------------
  Philippine Long Distance Telephone
    (Series B)                     1.65%
----------------------------------------
  KT Corp. (Series O)              1.57%
----------------------------------------


INVESTMENT PROFILE
A mutual fund designed for investors who seek long-term growth of capital by investing primarily in equity securities of issuers located in emerging markets.

LIPPER PERFORMANCE COMPARISON
Emerging Markets Peer Group
Based on average annual total returns for the periods ended 3/31/02


                     SIX MONTHS   ONE YEAR
                    -----------  ---------
Number of
Funds in
peer group:              207        199
---------------------------------------
Peer group
average annual
total return:          39.36%    16.66%
---------------------------------------
Lipper categories
in peer group: Emerging Markets



CHANGE IN VALUE OF A $10,000 INVESTMENT

CLASS A SHARES+

[LINE CHART OMITTED - PLOT POINTS AS FOLLOWS:]

                                        GE Emerging
              GE Emerging               Markets Fund
             Markets Fund                  w/load                   MSCI EMF

1/29/99        10000.00                     9425.00                 10000.00
3/99           11180.00                    10537.15                 11428.02
6/99           13170.00                    12412.73                 14216.10
9/99           13470.00                    12695.48                 13483.44
12/99          19732.64                    18598.02                 16913.53
3/00           21562.51                    20322.67                 17323.22
6/00           17742.26                    16722.08                 15562.35
9/00           15527.15                    14634.34                 13539.31
12/00          12592.88                    11868.79                 11736.38
3/02           11224.61                    10579.20                 11095.36
6/02           11926.91                    11241.11                 11527.98
9/02            9275.14                     8741.82                  9038.98
12/02          11615.67                    10947.77                 11443.74
3/02           12500.79                    11781.99                 12749.30


AVERAGE ANNUAL
TOTAL RETURN

                               SIX       ONE        SINCE
                             MONTHS     YEAR      INCEPTION
                             ------     -----     ---------
GE Emerging Markets          34.78%    11.37%       7.30%
GE Emerging Markets W/LOAD   26.99%     4.92%       5.31%
   MAXIMUM LOAD OF 5.75%
MSCI EMF                     41.05%    14.91%       7.97%


CLASS B SHARES

[LINE CHART OMITTED - PLOT POINTS AS FOLLOWS:]

                                        GE Emerging
             GE Emerging               Markets Fund
            Markets Fund                  w/load                   MSCI EMF

1/29/99       10000.00                    10000.00                 10000.00
3/99          11160.00                    11160.00                 11428.02
6/99          13140.00                    13140.00                 14216.10
9/99          13400.00                    13400.00                 13483.44
12/99         19591.15                    19591.15                 16913.53
3/00          21378.98                    21378.98                 17323.22
6/00          17557.10                    17557.10                 15562.35
9/00          15330.35                    15330.35                 13539.31
12/00         12416.74                    12416.74                 11736.38
3/02          11045.19                    11045.19                 11095.36
6/02          11712.76                    11712.76                 11527.98
9/02           9091.04                     9091.04                  9038.98
12/02         11372.91                    11372.91                 11443.74
3/02          12222.54                    12122.54                 12749.30


AVERAGE ANNUAL
TOTAL RETURN

                               SIX       ONE        SINCE
                             MONTHS     YEAR      INCEPTION
                             ------     -----     ---------
GE Emerging Markets          34.45%     10.66%      6.54%
GE Emerging Markets W/LOAD   30.45%      6.66%      6.26%
   MAXIMUM LOAD               4.00%      4.00%      2.00%
MSCI EMF                     41.05%     14.91%      7.97%


CLASS C SHARES

[LINE CHART OMITTED - PLOT POINTS AS FOLLOWS:]

                                          GE Emerging
               GE Emerging               Markets Fund
              Markets Fund                  w/load                   MSCI EMF

9/30/99         10000.00                    10000.00                 10000.00
12/99           14511.97                    14511.97                 12543.92
3/00            15828.35                    15828.35                 12847.77
6/00            13005.26                    13005.26                 11541.82
9/00            11355.81                    11355.81                 10041.43
12/00            9172.66                     9172.66                  8704.29
3/02             8165.46                     8165.46                  8228.88
6/02             8651.07                     8651.07                  8549.73
9/02             6717.62                     6717.62                  6703.76
12/02            8399.27                     8399.27                  8487.25
3/02             9028.77                     9028.77                  9455.52


AVERAGE ANNUAL
TOTAL RETURN

                               SIX       ONE        SINCE
                             MONTHS     YEAR      INCEPTION
                             ------     -----     ---------
GE Emerging Markets          34.40%    10.57%      -4.00%
GE Emerging Markets W/LOAD   33.40%     9.57%      -4.00%
   MAXIMUM LOAD               1.00%     1.00%       0.00%
MSCI EMF                     41.05%    14.91%      -2.21%


CLASS Y SHARES

[LINE CHART OMITTED - PLOT POINTS AS FOLLOWS:]

                     GE Emerging
                    Markets Fund                  MSCI EMF

1/29/99               10000.00                    10000.00
3/99                  11180.00                    11428.02
6/99                  13190.00                    14216.10
9/99                  13490.00                    13483.44
12/99                 19772.11                    16913.53
3/00                  21623.08                    17323.22
6/00                  17814.16                    15562.35
9/00                  15588.73                    13539.31
12/00                 12655.26                    11736.38
3/02                  11288.10                    11095.36
6/02                  12001.93                    11527.98
9/02                   9340.21                     9038.98
12/02                 11702.60                    11443.74
3/02                  12614.02                    12749.30


AVERAGE ANNUAL
TOTAL RETURN

                               SIX       ONE        SINCE
                             MONTHS     YEAR      INCEPTION
                             ------     -----     ---------
GE Emerging Markets          35.05%     11.75%      7.60%
MSCI EMF                     41.05%     14.91%      7.97%

SEE NOTES TO PERFORMANCE FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                                                        GE EMERGING MARKETS FUND
                              SCHEDULE OF INVESTMENTS March 31, 2002 (unaudited)

GE EMERGING MARKETS FUND
MARKET VALUE OF $19,985 (IN THOUSANDS)
[PIE CHART OMITTED - PLOT POINTS AS FOLLOWS:]

Emerging Asia                                     44.3%
Latin America                                     23.7%
Emerging Europe                                   19.1%
Short Term                                         9.2%
Pacific Rim                                        2.3%
United States                                      1.4%


                                       NUMBER
                                    OF SHARES         VALUE

--------------------------------------------------------------------------------
COMMON STOCK -- 87.5%
--------------------------------------------------------------------------------

BRAZIL -- 7.4%

Aracruz Celulose S.A. ADR              4,483  $      92,574
Brasil Telecom Participacoes
   S.A. ADR                            3,855        153,815
Cia de Bebidas das Americas ADR        1,975         38,532
Cia de Concessoes Rodoviarias          5,752         38,347(a)
Cia Paranaense de Energia ADR         19,045        148,551
Empresa Brasileira de Aeronautica
   S.A. ADR                            3,990         80,518
Petroleo Brasileiro S.A.-
   Petrobras ADR                       8,201        204,451
Petroleo Brasileiro S.A.-
   Petrobras ADR                       6,154        162,896
Tele Norte Leste Participacoes
   S.A. ADR                            7,522         94,476
Telemig Celular Participacoes
   S.A. ADR                            4,020        114,168
Uniao de Bancos Brasileiros
   S.A. GDR                            7,693        188,094
Votorantim Celulose e Papel S.A.-
   VCP ADR                             8,352        156,516
                                                  1,472,938

CHILE -- 0.4%

Empresa Nacional de Electricidad
   SA ADR                              8,676         81,554

CHINA -- 6.7%

Aluminum Corp. of China Ltd.         250,809         56,596(a)
Aluminum Corp. of China Ltd. ADR
   (Series H)                         11,477        254,216



                                       NUMBER
                                    OF SHARES         VALUE

Beijing Datang Power
   Gen. Co. Ltd.                     190,000 $       69,427
Brilliance China Automotive          242,000         40,335
Brilliance China Automotive ADR        6,634        113,375
China Mobile Ltd. ADR                  8,881        137,211
China Petroleum & Chemical
   Corp. (Class A)                 1,273,770        205,773
China Unicom                          68,000         66,260(a)
Denway Motors Ltd.                   480,800        126,371
Huaneng Power
   International Inc.                194,000        129,340
Huaneng Power International
   Inc. ADR (Series N)                 5,250        141,015
                                                  1,339,919

CROATIA -- 1.1%

Pliva D.D. GDR                        15,549        221,573

EGYPT -- 0.8%

Al-Ahram Beverages Co. GDR             5,157         41,256
Mobinil-Eqyptian Mobile Netork         8,022         55,535(a)
Orascom Telecom Holding SAE           39,550         52,602(a)
                                                    149,393

HONG KONG -- 2.0%

China Rare Earth Holdings Ltd.
   (Class A)                         548,000        151,059
Global Bio-Chem Technology
   Group Co. Ltd. (Regd.)            192,000         67,080
Greencool Tech                        62,000         14,229
Wah Sang Gas Holdings Ltd.         1,544,000        168,265(a)
                                                    400,633

HUNGARY -- 2.4%

Egis Rt.                               3,302        174,365
Gedeon Richter Rt.                       342         21,978
Gedeon Richter Rt. GDR                 1,319         84,746
OTP Bank Rt.                          25,270        194,506
                                                    475,595

INDIA -- 9.8%

Aptech Ltd.                           15,265         19,918
Cipla Ltd.                             8,389        175,063
Dr Reddy's Laboratories Ltd.           4,602        103,573
Dr Reddy's Laboratories Ltd. ADR       7,944        175,642
Hindalco Industries Ltd. GDR           6,481        112,769
Infosys Technologies Ltd.              3,855        295,206
Mastek Ltd.                           12,568         94,041
NIIT Ltd.                              5,217         25,053
Reliance Industries Ltd.              31,456        193,908
Satyam Computer Services              32,482        178,225
Satyam Computer Services ADR          31,351        391,888
Sun Pharmaceuticals Industries        13,689        187,978
                                                  1,953,264

-------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                        GE EMERGING MARKETS FUND
                              SCHEDULE OF INVESTMENTS March 31, 2002 (unaudited)




                                       NUMBER
                                    OF SHARES         VALUE

ISRAEL -- 5.0%

Camtek Ltd.                           15,085  $      29,868(a)
DSP Group Inc.                         4,038         82,658(a)
Ectel Ltd.                            18,896        266,434(a)
Fundtech Ltd.                         19,531         86,913(a)
Lumenis Ltd.                          14,667        162,804(a)
Radview Software Ltd.                 28,398          9,087(a)
Sapiens International Corp.           26,313         32,891(a)
Taro Pharmaceuticals Industries
   (Series A)                          3,986        113,003(a)
Teva Pharmaceutical
   Industries ADR                      3,780        206,653
                                                    990,311

MEXICO -- 12.2%

America Movil S.A.de C.V. ADR
   (Series L)                         19,171        380,736
Coca-Cola Femsa S.A. ADR               3,050         83,143
Consorcio ARA S.A.de C.V.            112,721        228,695(a)
Corp. GEO S.A.de C.V. (Regd.)        111,436        265,913(a)
Grupo Aeroportuario de Sureste
   S.A. ADR (Series B)                 9,022        136,232
Grupo Financiero Banorte
   S.A. de C.V.                       55,946        132,880(a)
Grupo Financiero BBVA
   Bancomer                           22,716         24,884(a)
Grupo Financiero BBVA
   Bancomer ADR                        7,468        163,624(b)
Grupo Modelo S.A.                     16,298         41,604
Grupo Televisa S.A. ADR                3,183        154,407
Telefonos de Mexico S.A. de
   C.V. ADR                            9,788        395,337
Tubos de Acero de Mexico
   S.A. ADR                           20,625        220,481
Wal-Mart de Mexico S.A. de C.V.       62,346        204,821(a)
                                                  2,432,757

PHILIPPINES -- 2.3%

Benpres Holdings Corp.             1,140,700         17,663(a)
Metropolitan Bank & Trust             74,100         63,904(a)
Philippine Long Distance Telephone
   (Series B)                         31,343        328,665(a)
Philippine Long Distance
   Telephone ADR                       4,404         45,802
                                                    456,034

POLAND -- 2.1%

Bank Pekao S.A.                        4,046        101,678(a)
Bank Pekao S.A. GDR                    2,400         60,374
Bank Przemyslowo-Handlowy
   PBK S.A.                              675         40,318
Bank Zachodni WBK S.A.                 5,546         91,704(a)
Telekomunikacja Polska S.A.
   GDR (Series A)                     36,537        118,015(b)
                                                    412,089



                                       NUMBER
                                    OF SHARES         VALUE

RUSSIA -- 2.3%

LUKOIL ADR                             1,271  $      72,129
Mobile Telesystems ADR                 5,539        202,506
Unified Energy System ADR              2,674         43,827
Wimm-Bill-Dann Foods OJSC              5,507        131,617(a)
                                                    450,079

SINGAPORE -- 0.3%

Datacraft Asia Ltd.                   26,319         58,955

SOUTH AFRICA -- 4.9%

African Bank Investments Ltd.        109,888         51,530
Anglo American Platinum
   Corp. Ltd.                          3,577        156,701
Anglo American PLC.                    6,630        110,101
Johnnic Holdings Ltd.                 16,047         62,236
Sappi Ltd.                            14,157        184,684
Sasol Ltd. (Series A)                 19,921        221,247(a)
Softline Ltd.                        197,625         15,329(a)
Standard Bank Investment
   Corp. Ltd.                         67,873        175,291
                                                    977,119

SOUTH KOREA -- 17.8%

Daeduck Electronics Co.               18,422        236,394
Kook Soon Dang Brewery Co.Ltd.         3,931        114,725
Kookmin Bank                          14,814        622,437
Korea Electric Power Corp.            18,262        356,696
KT Corp. (Series O)                    6,587        314,165
KT Corp. ADR                           9,298        222,966
Pacific Corp. (Series A)               1,040        122,432
Pohang Iron & Steel Co. Ltd.           2,130        222,530
Pohang Iron & Steel Co. Ltd. ADR      11,599        303,314
S1 Corp.                              20,383        341,800
Samsung Electronics                    2,061        557,807
Youngone Corp.                        72,130        117,404
                                                  3,532,670

TAIWAN -- 7.6%

Compeq Manufacturing Co.
   (Class Y)                          36,640         67,619(a)
HON HAI Precision Industry            23,904        111,484
Premier Image Technology Corp.        81,162        188,101
Procomp Informatics Co. Ltd.          39,096         71,592(a)
Realtek Semiconductor Corp.            6,500         33,662
Realtek Semiconductor
   Corp. GDR                           1,446         29,137
Taiwan Semiconductor
   Manufacturing Co. Ltd.            261,427        710,603(a)
United Microelectronics               43,000         65,207(a)
Yageo Corp.                          261,918        233,815(a)
                                                  1,511,220

----------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                        GE EMERGING MARKETS FUND
                              SCHEDULE OF INVESTMENTS March 31, 2002 (unaudited)


                                       NUMBER
                                    OF SHARES         VALUE

THAILAND -- 0.3%

Hana Microelectronics Co. Ltd.        31,369 $       62,270

TURKEY -- 0.7%

Aksigorta                          4,473,925         32,064(a)
Enka Holding Yatirim                 859,083         76,962
Vestel Elektronik Sanayi          14,819,950         37,617(a)
                                                    146,643

UNITED STATES -- 1.4%

Telecomunicacoes Brasileiras
   S.A. ADR                            4,009        132,497
TTI Team Telecom
   International Ltd.                  4,864        139,597(a)
                                                    272,094

TOTAL COMMON STOCK
   (COST $18,467,716)                            17,397,110


--------------------------------------------------------------------------------
PREFERRED STOCK -- 3.8%
--------------------------------------------------------------------------------

BRAZIL -- 3.8%

Banco Bradesco S.A.               16,321,614         98,983
Cia Energetica de Minas
   Gerais (Regd.)                  6,980,629        103,884
Cia Vale do Rio Doce                   5,428        142,412
Eletropaulo Metropolitana de
   Sao Paulo S.A.                  2,903,887         92,425(a)
Empresa Brasileira de
   Aeronautica S.A.                   14,797         74,463
Petroleo Brasileiro S.A.-
   Petrobras                           9,802        243,469

TOTAL PREFERRED STOCK
   (COST $647,074)                                  755,636


TOTAL INVESTMENTS IN SECURITIES
   (COST $19,114,790)                            18,152,746

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 9.2%
--------------------------------------------------------------------------------

GEI Short-Term Investment Fund
   (COST $1,831,986)               1,831,986      1,831,986


LIABILITIES IN EXCESS OF OTHER ASSETS,
   NET (0.5%)                                      (109,403)
                                             --------------

NET ASSETS--100%                             $   19,875,329
                                             ==============


--------------------------------------------------------------------------------
OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------
The GE Emerging Markets Fund invested in the following sectors at March 31,
2002:

                                                   PERCENTAGE (BASED
SECTOR                                              ON MARKET VALUE)
--------------------------------------------------------------------------------
Information Technology                                  19.44%
Telecommunication Services                              14.40%
Materials                                               10.70%
Financials                                              10.22%
Short Term                                               9.17%
Health Care                                              8.47%
Energy                                                   7.50%
Consumer Discretionary                                   7.48%
Utilities                                                5.84%
Industrials                                              3.91%
Consumer Stable                                          2.87%
                                                       -------
                                                       100.00%
                                                       =======

------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                   GE PREMIER GROWTH EQUITY FUND

Q&A

Q. HOW DID THE GE PREMIER GROWTH FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE SIX MONTHS ENDING MARCH 31, 2002?

A. The GE Premier Growth Equity Fund gained 16.73% for Class A shares, 16.28% for Class B shares, 16.28% for Class C shares, and 16.89% for Class Y shares, for the six months ended March 31, 2002. The Fund outperformed its comparative index, the Standard & Poor's 500 Stock Index, which had a total return of 11.00% for the six month period, and its Lipper peer group of 377 Multi-Cap Core Funds, which had an average return of 13.01%

Q.  WHAT FACTORS DROVE THE FUND'S PERFORMANCE FOR THE PERIOD?

A. The market rebounded in the past six months following the sharp sell-off in September of last year. With only 34 stocks in the portfolio, performance can be largely driven by the price action of a few individual holdings. Technology stocks were up about 25% in the period, and the portfolio held an overweight position in tech stocks. Semiconductors were strong performers; Applied Materials up 91%, Intel up 49%, and Texas Instruments up 33%. Our holdings of two credit card processors, Certegy and First Data, were up 53% and 50%, respectively.

    On the downside, our media holdings, specifically Comcast and Liberty Media, were both down modestly in the period. Healthcare stocks, Cardinal Health and Pfizer also had slightly negative returns for the period.

Q.  WHAT CHANGES HAVE YOU MADE TO THE PORTFOLIO?

A. The changes have been minor over the last six months. Technology and healthcare stocks continue to be the largest industry weights at about 30% and 20%, respectively. We've trimmed holdings in some of the more stable growth areas and added to some of the more economically sensitive stocks, in anticipation of an economic recovery this year. All companies represented in the portfolio share the characteristics of industry leadership, financial strength and sustainable double-digit growth expectations.

Q.  WHAT IS THE OUTLOOK FOR THE FUND FOR THE BALANCE OF THE YEAR?

A. The economic recovery is underway and the news on corporate profits should get better over the balance of the year. But the market has anticipated the rebound in earnings, and is already selling at a high valuation. We think stock prices may be up modestly for the balance of the year, but high valuation levels will limit the gains. Regardless of the direction of the overall market, we believe the companies we own have the potential to grow earnings at a mid-teens rate, a rate about two times the long-term earnings growth rate of the S&P 500 as a whole. We believe the superior potential for growth in earnings will result in superior price performance over the long term.

                                                   GE PREMIER GROWTH EQUITY FUND


----------------------------------------
TOP TEN LARGEST HOLDINGS
AS OF MARCH 31, 2002
as a % of Market Value
----------------------------------------
  First Data Corp.                 4.45%
----------------------------------------
  Citigroup Inc.                   4.13%
----------------------------------------
  Home Depot Inc.                  4.05%
----------------------------------------
  Cardinal Health Inc.             3.94%
----------------------------------------
  Carnival Corp.                   3.78%
----------------------------------------
  Molex Inc. (Class A)             3.54%
----------------------------------------
  Microsoft Corp.                  3.49%
----------------------------------------
  Aflac Inc. (Class A)             3.42%
----------------------------------------
  Pfizer Inc. (Class A)            3.41%
----------------------------------------
  Automatic Data Processing        3.37%
----------------------------------------

INVESTMENT PROFILE
A mutual fund designed for investors who seek long-term growth of capital and future income rather than current income by investing primarily in a limited number of equity securities of large- and medium-sized companies that the portfolio manager believes have above-average growth histories and/or growth potential.

LIPPER PERFORMANCE COMPARISON
Multi Cap Core Peer Group
Based on average annual total returns for the periods ended 3/31/02

                    SIX     ONE    FIVE
                  MONTHS   YEAR    YEAR
                  ------   ----    ----
Number of
Funds in
peer group:        377      358    153
----------------------------------------
Peer group
average annual
total return:   13.01%    0.91%  9.74%
----------------------------------------
Lipper categories
in peer group: Multi Cap Core



CHANGE IN VALUE OF A $10,000 INVESTMENT


CLASS A SHARES+

[LINE CHART OMITTED - PLOT POINTS AS FOLLOWS:]

                                 GE Premier
             GE Premier         Growth Fund                           S&P 500/
            Growth Fund            w/load           S&P 500         BARRA Growth

12/31/96      10000.00             9425.00         10000.00           10000.00
3/97           9533.32             8985.16         10260.73           10347.08
9/97          12233.32            11529.91         12959.85           13183.67
3/98          14294.04            13472.14         15189.87           15860.32
9/98          13866.65            13069.32         14140.87           15588.23
3/99          18630.38            17559.13         18005.79           20765.24
9/99          19210.40            18105.80         18072.96           20822.28
3/00          24084.56            22699.70         21277.33           26023.47
9/00          22784.86            21474.73         20466.47           23354.31
3/02          19933.44            18787.27         16627.70           16067.11
9/02          17329.76            16333.30         15010.42           15012.07
3/02          20229.13            19065.96         16661.88           16836.21



AVERAGE ANNUAL
TOTAL RETURN
                               SIX       ONE      FIVE       SINCE
                             MONTHS     YEAR      YEAR     INCEPTION
                             ------     -----     -----    ---------

GE Premier
   Growth Equity             16.73%     1.48%    16.24%     14.36%
GE Premier Growth
   Equity W/LOAD             10.02%    -4.36%    14.87%     13.07%
   MAXIMUM LOAD
   OF 5.75%
S&P 500                      11.00%     0.21%    10.18%     10.21%
S&P 500/BARRA
   Growth                    12.15%     4.79%    10.23%     10.43%



CLASS B SHARES

[LINE CHART OMITTED - PLOT POINTS AS FOLLOWS:]

                              GE Premier
              GE Premier     Growth Fund                           S&P 500/
             Growth Fund        w/load           S&P 500         BARRA Growth

12/31/96       10000.00        10000.00         10000.00           10000.00
3/97            9513.33         9513.33         10260.73           10347.08
9/97           12166.66        12166.66         12959.85           13183.67
3/98           14157.48        14157.48         15189.87           15860.32
9/98           13683.31        13683.31         14140.87           15588.23
3/99           18316.48        18316.48         18005.79           20765.24
9/99           18818.49        18818.49         18072.96           20822.28
3/00           23498.10        23498.10         21277.33           26023.47
9/00           22149.56        22149.56         20466.47           23354.31
3/02           19307.29        19307.29         16627.70           16067.11
9/02           16726.35        16726.35         15010.42           15012.07
3/02           19448.64        19448.64         16661.88           16836.21



AVERAGE ANNUAL
TOTAL RETURN

                               SIX       ONE      FIVE       SINCE
                             MONTHS     YEAR      YEAR     INCEPTION
                             ------     -----     -----    ---------
GE Premier
   Growth Equity             16.28%     0.73%     15.37%     13.51%
GE Premier Growth
   Equity W/LOAD             12.28%    -3.18%     15.37%     13.51%
   MAXIMUM LOAD               4.00%     4.00%      0.00%      0.00%
S&P 500                      11.00%     0.21%     10.18%     10.21%
S&P 500/BARRA
   Growth                    12.15%     4.79%     10.23%     10.43%



CLASS C SHARES

[LINE CHART OMITTED - PLOT POINTS AS FOLLOWS:]

                                GE Premier
             GE Premier        Growth Fund                          S&P 500/
            Growth Fund           w/load           S&P 500        BARRA Growth

9/30/99       10000.00           10000.00         10000.00          10000.00
12/99         12070.00           12070.00         11491.28          11982.63
3/00          12482.09           12482.09         11773.02          12497.89
6/00          11946.76           11946.76         11439.12          12296.09
9/00          11765.74           11765.74         11324.36          11216.02
12/00         11313.68           11313.68         10435.98           9340.57
3/02          10251.88           10251.88          9200.32           7716.31
6/02          10581.40           10581.40          9738.24           8314.45
9/02           8884.96            8884.96          8305.46           7209.62
12/02         10159.40           10159.40          9192.85           8150.28
3/02          10331.03           10331.03          9219.23           8085.67

AVERAGE ANNUAL
TOTAL RETURN

                               SIX       ONE        SINCE
                             MONTHS     YEAR      INCEPTION
                             ------     -----     ---------
GE Premier
   Growth Equity             16.28%     0.77%       1.31%
GE Premier Growth
   Equity W/LOAD             15.28%    -0.21%       1.31%
   MAXIMUM LOAD               1.00%     1.00%       0.00%
S&P 500                      11.00%     0.21%      -3.20%
S&P 500/BARRA
   Growth                    12.15%     4.79%      -8.15%


CLASS Y SHARES

[LINE CHART OMITTED - PLOT POINTS AS FOLLOWS:]

                     GE Premier                                S&P 500/
                    Growth Fund           S&P 500            BARRA Growth

12/31/96              10000.00            10000.00             10000.00
3/97                   9539.99            10260.73             10347.08
9/97                  12253.32            12959.85             13183.67
3/98                  14333.92            15189.87             15860.32
9/98                  13926.32            14140.87             15588.23
3/99                  18729.07            18005.79             20765.24
9/99                  19345.90            18072.96             20822.28
3/00                  24277.57            21277.33             26023.47
9/00                  22995.97            20466.47             23354.31
3/02                  20136.90            16627.70             16067.11
9/02                  17534.38            15010.42             15012.07
3/02                  20495.25            16661.88             16836.21



AVERAGE ANNUAL
TOTAL RETURN

                               SIX       ONE      FIVE       SINCE
                             MONTHS     YEAR      YEAR     INCEPTION
                             ------     -----     -----    ---------
GE Premier
   Growth Equity             16.89%     1.78%    16.53%     14.65%
S&P 500                      11.00%     0.21%    10.18%     10.21%
S&P 500/BARRA
   Growth                    12.15%     4.79%    10.23%     10.43%

SEE NOTES TO PERFORMANCE FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                                                   GE PREMIER GROWTH EQUITY FUND
                              SCHEDULE OF INVESTMENTS March 31, 2002 (unaudited)

GE PREMIER GROWTH EQUITY FUND

MARKET VALUE OF $234,693 (IN THOUSANDS)

[PIE CHART OMITTED - PLOT POINTS AS FOLLOWS:]



Technology                                        31.2%
Consumer - Stable                                 20.6%
Consumer - Cyclical                               19.0%
Financial                                         10.6%
Capital Goods - Construction                       6.8%
Energy                                             4.7%
Short-Term Investments                             4.5%
Utilities                                          2.6%



                                       NUMBER
                                    OF SHARES         VALUE

--------------------------------------------------------------------------------
COMMON STOCK -- 96.2%
--------------------------------------------------------------------------------

CAPITAL GOODS -- 6.8%

Dover Corp.                          184,804 $    7,576,964
Molex Inc. (Class A)                 271,771      8,313,475(h)
                                                 15,890,439

CONSUMER - CYCLICAL -- 19.1%

Carnival Corp.                       271,771      8,873,323
Catalina Marketing Corp.             157,627      5,753,386(a)
Comcast Corp. (Class A)              228,287      7,259,527(a)
Home Depot Inc.                      195,675      9,511,762
Interpublic Group Cos. Inc.          157,627      5,403,454
Liberty Media Corp.                  608,766      7,694,802(a)
NTL Inc.                             276,699         27,670(a,j)
                                                 44,523,924

CONSUMER - STABLE -- 20.7%

Apogent Technologies Inc.            244,593      6,036,555(a)
Cardinal Health Inc.                 130,450      9,247,601(h)
Dentsply International Inc.          122,297      4,532,327
Gillette Co.                         103,273      3,512,315
IMS Health Inc.                      119,579      2,684,549
Lincare Holdings Inc.                239,158      6,485,965(a)
Pfizer Inc. (Class A)                201,110      7,992,111
Wyeth                                119,579      7,850,361
                                                 48,341,784

ENERGY -- 4.7%

Baker Hughes Inc.                    152,191      5,821,306
Schlumberger Ltd.                     86,967      5,115,399
                                                 10,936,705



                                       NUMBER
                                    OF SHARES         VALUE

FINANCIAL -- 10.7%

Aflac Inc. (Class A)                 271,771 $    8,017,245
American International Group
   (Class A)                         100,555      7,254,038
Citigroup Inc.                       195,675      9,689,826
                                                 24,961,109

TECHNOLOGY -- 31.5%

Applied Materials Inc.               119,579      6,489,552(a)
Automatic Data Processing            135,885      7,918,019
Certegy Inc.                         127,732      5,070,960(a)
Cisco Systems Inc. (Class A)         364,172      6,165,432(a)
Dell Computer Corp.                  271,771      7,095,941(a)
Equifax Inc.                         222,852      6,663,275
First Data Corp.                     119,579     10,433,268(h)
Intel Corp.                          173,933      5,289,303
Intuit Inc.                          195,675      7,506,093(a)
Microsoft Corp.                      135,885      8,195,224(a)
Texas Instruments Inc.                76,096      2,518,778
                                                 73,345,845

UTILITIES -- 2.7%

Vodafone Group PLC. ADR              336,995      6,210,814(j)

TOTAL INVESTMENTS IN SECURITIES
   (COST $227,006,259)                          224,210,620

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 4.5%
--------------------------------------------------------------------------------

GEI Short-Term Investment Fund     8,710,281      8,710,281
State Street Navigator Securities
   Lending Prime Portfolio         1,772,037      1,772,037(p)

TOTAL SHORT-TERM INVESTMENTS
   (COST $10,482,318)                            10,482,318


OTHER ASSETS AND LIABILITIES,
   NET (0.7)%                                    (1,675,365)
                                              -------------

NET ASSETS-- 100%                             $ 233,017,573
                                              =============

--------------------------------------------------------------------------------
OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------
The GE Premier Growth Equity Fund had the following long futures contracts open at March 31, 2002:

                            NUMBER       CURRENT
            EXPIRATION        OF        NOTIONAL    UNREALIZED
DESCRIPTION    DATE        CONTRACTS      VALUE    APPRECIATION
--------------------------------------------------------------------------------

S&P 500      June 2002         2        $574,600      $1,625




------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                 GE PREMIER RESEARCH EQUITY FUND
Q&A



Q. HOW DID THE GE PREMIER RESEARCH EQUITY FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE SIX-MONTH PERIOD ENDED MARCH 31, 2002?

A. The GE Premier Research Equity Fund gained 10.66% for Class A shares, 10.21% for Class B shares, 10.21% for Class C shares, and 10.91% for Class Y shares, for the six months ended March 31, 2002. By comparison, its benchmark index, the Standard & Poor's 500 Stock Index, generated a total return of 11.00% for the six month period, and our Lipper peer group of 852 Large Cap Core Funds had an average return of 10.30%

Q.  WHAT ACCOUNTED FOR THE FUND'S PERFORMANCE DURING THE PERIOD?

A. We enjoyed strong contributions from our energy and basic materials stocks. That was offset by weakness in our telecommunications and financial holdings.

Q.  HOW DOES THE PROSPECT FOR AN ECONOMIC RECOVERY IMPACT THE FUND?

A. It appears that the US economy is beginning to recover from its relatively mild recession. That recovery has been reflected in the stronger performance of our economically sensitive stocks. Valuations on our less economically sensitive holdings have, thereby, become more attractive. That said, we intend to maintain our strategy of isolating stock selection by maintaining a mix of industries that are generally in line with that of the S&P 500 index.

Q.  WHICH STOCKS HAVE PERFORMED WELL? WHICH HAVE NOT PERFORMED WELL?

A. Our position in Nabors Industries more than doubled in the six month period, as energy prices rose on concerns about developments in the Middle East. Schlumberger rose by 29% for similar reasons. Offsetting these strong performers was weakness in Bristol Myers, which fell 27% due to negative earnings estimates revisions. To date, we have retained our position in the stock based on its very attractive valuation.

Q.  WHAT MAJOR CHANGES DID YOU MAKE DURING THE QUARTER?

A. We eliminated our position in Tyco as we lost confidence in management's ability to realize the value of the company's assets. We replaced it with Honeywell, where a new Chief Executive Officer was put in place.
    We also sold our holding in Sprint PCS. The market for wireless services was growing more slowly than expected, and we allocated the sale proceeds among our existing positions in the telecommunications industry.

Q.  WHAT IS THE OUTLOOK FOR THE FUND?

A. We intend to continue with our strategy of holding 55-65 of the best stocks as identified by our research staff, while allocating positions among different industries in a way that is comparable to the S&P 500 Index.

                                                 GE PREMIER RESEARCH EQUITY FUND


----------------------------------------
TOP TEN LARGEST HOLDINGS
AS OF MARCH 31, 2002
as a % of Market Value
----------------------------------------
  Exxon Mobil Corp.                3.41%
----------------------------------------
  Microsoft Corp.                  3.25%
----------------------------------------
  Citigroup Inc.                   3.20%
----------------------------------------
  Pfizer Inc. (Class A)            3.02%
----------------------------------------
  American International Group
    (Class A)                      2.50%
----------------------------------------
  Johnson & Johnson                2.36%
----------------------------------------
  General Mills Inc.               2.36%
----------------------------------------
  Home Depot Inc.                  2.18%
----------------------------------------
  Target Corp.                     2.11%
----------------------------------------
  Intel Corp.                      2.02%
----------------------------------------


INVESTMENT PROFILE

A mutual fund designed for investors who seek long-term growth of capital and future income by investing primarily in a limited number of equity securities of large- and medium-sized companies located in the United States.

LIPPER PERFORMANCE COMPARISON
Large Cap Core Peer Group
Based on average annual total returns for the periods ended 3/31/02


                     SIX MONTHS  ONE YEAR
                    -----------  ---------
Number of
Funds in
peer group:               852       807
---------------------------------------
Peer group
average annual
total return:          10.30%    -1.87%
---------------------------------------
Lipper categories
in peer group: Large Cap Core


CHANGE IN VALUE OF A $10,000 INVESTMENT

CLASS A SHARES

LINE CHART OMITTED - PLOT POINTS AS FOLLOWS:]

               GE Premier                 GE Premier
             Research Equity            Research Equity
                  Fund                    Fund w/load                 S&P 500

4/28/00         10000.00                     9425.00                 10000.00
6/00            10100.00                     9519.25                 10035.00
9/00             9900.00                     9330.75                  9934.32
12/00            9460.60                     8916.61                  9154.99
3/01             8609.75                     8114.69                  8071.01
6/01             8771.82                     8267.44                  8542.89
9/01             7414.52                     6988.18                  7285.98
12/01            8265.36                     7790.10                  8064.45
3/02             8204.58                     7732.82                  8087.59


AVERAGE ANNUAL
TOTAL RETURN

                               SIX       ONE        SINCE
                             MONTHS     YEAR      INCEPTION
                             ------     -----     ---------
GE Premier
   Research Equity           10.66%     -4.71%     -9.76%
GE Premier Research
   Equity W/LOAD              4.29%    -10.19%    -12.50%
   MAXIMUM LOAD OF 5.75%
S&P 500                      11.00%      0.21%    -10.48%



CLASS B SHARES

LINE CHART OMITTED - PLOT POINTS AS FOLLOWS:]

             GE Premier                 GE Premier
           Research Equity            Research Equity
                Fund                    Fund w/load                 S&P 500

4/28/00       10000.00                    10000.00                 10000.00
6/00          10090.00                    10090.00                 10035.00
9/00           9870.00                     9870.00                  9934.32
12/00          9413.34                     9413.34                  9154.99
3/01           8552.98                     8552.98                  8071.01
6/01           8694.69                     8694.69                  8542.89
9/01           7338.36                     7338.36                  7285.98
12/01          8158.22                     8158.22                  8064.45
3/02           8087.37                     7844.75                  8087.59


AVERAGE ANNUAL
TOTAL RETURN

                               SIX       ONE        SINCE
                             MONTHS     YEAR      INCEPTION
                             ------     -----     ---------
GE Premier
   Research Equity           10.21%    -5.44%      -10.44%
GE Premier Research
   Equity W/LOAD              6.21%    -9.23%      -11.82%
   MAXIMUM LOAD               4.00%     4.00%        3.00%
S&P 500                      11.00%     0.21%      -10.48%


CLASS C SHARES

LINE CHART OMITTED - PLOT POINTS AS FOLLOWS:]

             GE Premier                 GE Premier
           Research Equity            Research Equity
                Fund                    Fund w/load                 S&P 500

4/28/00       10000.00                    10000.00                 10000.00
6/00          10090.00                    10090.00                 10035.00
9/00           9870.00                     9870.00                  9934.32
12/00          9413.34                     9413.34                  9154.99
3/01           8552.98                     8468.48                  8071.01
6/01           8694.69                     8694.69                  8542.89
9/01           7338.36                     7338.36                  7285.98
12/01          8158.22                     8158.22                  8064.45
3/02           8087.37                     8087.37                  8087.59



AVERAGE ANNUAL
TOTAL RETURN

                               SIX       ONE        SINCE
                             MONTHS     YEAR      INCEPTION
                             ------     -----     ---------
GE Premier
   Research Equity           10.21%    -5.44%      -10.44%
GE Premier Research
   Equity W/LOAD              9.21%    -6.39%      -10.44%
   MAXIMUM LOAD               1.00%     1.00%        0.00%
S&P 500                      11.00%     0.21%      -10.48%


CLASS Y SHARES

LINE CHART OMITTED - PLOT POINTS AS FOLLOWS:]

                     GE Premier
                   Research Equity
                        Fund                      S&P 500

4/28/00               10000.00                    10000.00
6/00                  10110.00                    10035.00
9/00                   9910.00                     9934.32
12/00                  9474.19                     9154.99
3/01                   8632.26                     8071.01
6/01                   8794.56                     8542.89
9/01                   7435.31                     7285.98
12/01                  8297.52                     8064.45
3/02                   8246.80                     8087.59

AVERAGE ANNUAL
TOTAL RETURN

                               SIX       ONE        SINCE
                             MONTHS     YEAR      INCEPTION
                             ------     -----     ---------
GE Premier
   Research Equity           10.91%    -4.47%       -9.52%
S&P 500                      11.00%     0.21%      -10.48%


SEE NOTES TO PERFORMANCE FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                                                 GE PREMIER RESEARCH EQUITY FUND
                              SCHEDULE OF INVESTMENTS March 31, 2002 (unaudited)


GE PREMIER RESEARCH EQUITY FUND

MARKET VALUE OF $14,029 (IN THOUSANDS)

[PIE CHART OMITTED - PLOT POINTS AS FOLLOWS:]

Short Term Investments                            27.6%
Consumer - Stable                                 16.7%
Financial                                         13.6%
Technology                                        12.9%
Consumer - Cyclical                               10.9%
Utilities                                          5.8%
Energy                                             5.2%
Capital Goods - Construction                       3.6%
Basic Materials                                    2.1%
Miscellaneous                                      1.0%
Transportation                                     0.6%



                                       NUMBER
                                    OF SHARES         VALUE

--------------------------------------------------------------------------------
COMMON STOCK -- 98.6%
--------------------------------------------------------------------------------

BASIC MATERIALS -- 2.9%

Alcoa Inc.                             4,410  $     166,433
Weyerhaeuser Co.                       2,749        172,802(j)
                                                    339,235

CAPITAL GOODS -- 4.8%

Emerson Electric Co.                   1,844        105,827
General Dynamics Corp.                 1,652        155,205
Honeywell International Inc.           3,024        115,728
United Technologies Corp.              2,513        186,465
                                                    563,225

CONSUMER - CYCLICAL -- 14.8%

Comcast Corp. (Class A)                6,467        205,651(a)
Delphi Corp.                           9,837        157,294
Federated Department Stores            4,663        190,484(a)
Home Depot Inc.                        6,300        306,243
Omnicom Group                          1,374        129,706(j)
Safeway Inc.                           3,726        167,745(a)
Target Corp.                           6,869        296,191
Viacom Inc. (Class B)                  5,545        268,212(a,j)
                                                  1,721,526

CONSUMER - STABLE -- 22.8%

Anheuser-Busch Cos. Inc.               3,593        187,555
Avon Products                          4,979        270,459
Baxter International Inc.              2,296        136,658
Bristol-Myers Squibb Co.               3,690        149,408





                                       NUMBER
                                    OF SHARES         VALUE

Cardinal Health Inc.                   3,477     $  246,485
General Mills Inc.                     6,772        330,812
Johnson & Johnson                      5,101        331,310(j)
PepsiCo Inc.                           2,772        142,758
Pfizer Inc. (Class A)                 10,649        423,191
Pharmacia Corp. (Class A)              4,171        188,029(j)
Tenet Healthcare Corp.                 1,976        132,432(a)
UnitedHealth Group Inc.                1,418        108,364
                                                  2,647,461

ENERGY -- 7.1%

Burlington Resources Inc.              2,264         90,764
Exxon Mobil Corp.                     10,914        478,361(h)
Nabors Industries Inc.                 2,650        111,963(a,j)
Schlumberger Ltd.                      2,398        141,050(j)
                                                    822,138

FINANCIAL -- 18.6%

American International Group
   (Class A)                           4,862        350,745
Bank of America Corp.                  3,690        250,994
Bank One Corp.                         4,033        168,499
Citigroup Inc.                         9,063        448,800
Federal National Mortgage
   Association                         2,635        210,484
FleetBoston Financial Corp.            2,521         88,235
Hartford Financial Services
   Group Inc.                          1,968        134,060
Lehman Brothers Holdings Inc.          1,953        126,242
Washington Mutual Inc.                 5,230        173,270
Wells Fargo & Co.                      4,204        207,678
                                                  2,159,007

MISCELLANEOUS -- 1.4%

SPDR Trust Series 1                    1,459        167,085(j)

TECHNOLOGY -- 17.5%

Analog Devices Inc. (Class A)          1,606         72,334(a)
Cisco Systems Inc. (Class A)          13,259        224,475(a)
Dell Computer Corp.                    6,144        160,420(a)
Electronic Data Systems Corp.          4,725        274,003(j)
Intel Corp.                            9,298        282,752(j)
Intuit Inc.                            4,921        188,770(a)
Microsoft Corp.                        7,562        456,064(a,j)
Oracle Corp.                           6,311         80,781(a)
Texas Instruments Inc.                 4,186        138,557
Unisys Corp.                          12,353        156,018(a)
                                                  2,034,174

TRANSPORTATION -- 0.8%

Burlington Northern
   Santa Fe Corp.                      3,085         93,105(j)


---------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                 GE PREMIER RESEARCH EQUITY FUND
                              SCHEDULE OF INVESTMENTS March 31, 2002 (unaudited)




                                       NUMBER
                                    OF SHARES         VALUE

UTILITIES -- 7.9%

AT&T Corp.                            10,205 $      160,219
Dominion Resources Inc.                2,827        184,207(j)
Duke Energy Corp.                      5,230        197,694(j)
Verizon Communications Inc.            5,168        235,919
Vodafone Group PLC. ADR                7,436        137,040
                                                    915,079

TOTAL INVESTMENT IN SECURITIES
   (COST $11,027,030)                            11,462,035


--------------------------------------------------------------------------------
SHORT TERM INVESTMENTS -- 22.1%
--------------------------------------------------------------------------------

GEI Short-Term Investment Fund         1,000          1,000
State Street Navigator Securities
   Lending Prime Portfolio         2,566,130      2,566,130(p)

TOTAL SHORT-TERM INVESTMENTS
   (COST $2,567,130)                              2,567,130


LIABILITIES IN EXCESS OF OTHER ASSETS,
   NET (20.7)%                                   (2,401,333)
                                              -------------

NET ASSETS-- 100%                             $  11,627,832
                                              =============

-----------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                            GE PREMIER INTERNATIONAL EQUITY FUND

Q&A



Q. HOW DID THE GE PREMIER INTERNATIONAL EQUITY FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP DURING THE SIX MONTHS ENDING MARCH 31, 2002?

A. The GE Premier International Equity Fund rose by 6.33% for Class A Shares, 5.85% for Class B Shares, 5.79% for Class C shares, and 6.91% for Class Y Shares, in the six months ending March 31, 2002. The Fund outperformed its MSCI EAFE benchmark, which returned 7.52%. The average return for the 937 funds in our Lipper International Funds peer group was 10.34%.

Q.  WHAT FACTORS HAD THE GREATEST IMPACT ON THE FUND'S RETURN?

A. Overall performance has been strong in the last six months as markets have rallied from the lows established in September 2001. The performance by region, however, has been uneven reflecting, on the one hand, the fundamental problems existent in Japan and, on the other, the correlation between the other Asian markets and a global recovery. Interest rates continued to be cut by central banks in the fourth quarter of last year, but no changes have been made so far in 2002. Slight indications of an economic recovery are enough to keep interest rates stable, for now.

Q.  WHICH INVESTMENT STRATEGIES AFFECTED THE FUND'S PERFORMANCE?

A. The Fund's performance can be attributed, in part, to two specific issues: a strong weighting in emerging markets, which have been the top performers of late, and effective stock selection in Japan. Specific contributors in those categories include: Taiwan Semiconductor and Samsung Electronics (Korea); Shin Etsu Chemicals (Japan); Pohang Iron & Steel (Korea); and Sharp Corporation (Japan). The portfolio also benefited from strong performance from Lagardere (France - media); Invensys (United Kingdom - engineering); BHP/Billiton (United Kingdom - resources); and Autoliv (Sweden - auto parts). Over the last six months the portfolio has gradually favored stocks that benefited from a cyclical upturn in the economy, although it still contains positions in more defensive stocks. This reflects our belief, that while we may have growing confidence in cash earnings estimates, any true global recovery will be slow and uneven.

Q. WHAT IS YOUR OUTLOOK FOR THE FOREIGN MARKETS AND HOW HAVE YOU POSITIONED THE FUND GOING FORWARD?

A. Ultimately, stock prices must reflect fundamental performance and the strength of the last two quarters now needs validation through rising corporate profits. The next few months will be challenging as we seek attractively-priced stocks of companies that can offer cash earnings growth in a world poised on the brink of economic recovery.

                                            GE PREMIER INTERNATIONAL EQUITY FUND


----------------------------------------
TOP TEN LARGEST HOLDINGS
AS OF MARCH 31, 2002
as a % of Market Value
----------------------------------------
  TotalFinaElf S.A.                5.28%
----------------------------------------
  BAE Systems PLC                  5.21%
----------------------------------------
  Taiwan Semiconductor
    Manufacturing Co.Ltd.          4.46%
----------------------------------------
  ING Groep N.V.                   4.45%
----------------------------------------
  Lagardere S.C.A. (Series O)      3.88%
----------------------------------------
  Vodafone Group PLC               3.61%
----------------------------------------
  Vivendi Universal S.A.           3.47%
----------------------------------------
  BHP Billiton PLC (Class A)       3.37%
----------------------------------------
  BNP Paribas                      3.35%
----------------------------------------
  CGNU PLC                         3.28%
----------------------------------------


INVESTMENT PROFILE
A mutual fund designed for investors who seek long-term growth of capital and future income by investing primarily in a limited number of equity securities of companies located in developed and developing countries other than the United States.

LIPPER PERFORMANCE COMPARISON
International Funds Peer Group
Based on average annual total returns for the periods ended 3/31/02


                     SIX MONTHS  ONE YEAR
                   ------------  ---------
Number of
Funds in
peer group:              937        865
---------------------------------------
Peer group
average annual
total return:         10.34%     -7.22%
---------------------------------------
Lipper categories
in peer group: International Funds



CHANGE IN VALUE OF A $10,000 INVESTMENT


CLASS A SHARES

[LINE CHART OMITTED - PLOT POINTS AS FOLLOWS:]

             GE Premier                 GE Premier
            International              International
             Equity Fund            Equity Fund w/load             MSCI EAFE

4/28/2000     10000.00                     9425.00                 10000.00
6/00          10300.00                     9707.75                 10137.35
9/00           8700.00                     8199.75                  9319.67
12/00          8294.61                     7817.67                  9069.59
3/02           7151.58                     6740.36                  7824.12
6/02           7212.27                     6797.56                  7721.05
9/02           5907.38                     5567.71                  6645.83
12/02          6373.34                     6006.87                  7109.30
3/02           6281.41                     5920.23                  7145.44


AVERAGE ANNUAL
TOTAL RETURN

                               SIX       ONE        SINCE
                             MONTHS     YEAR      INCEPTION
                             ------     -----     ---------
GE Premier
   International Equity       6.33%    -12.17%     -21.45%
GE Premier International
   Equity W/LOAD              0.22%    -17.22%     -23.83%
   MAXIMUM LOAD OF 5.75%
MSCIEAFE                      7.52%     -8.67%     -16.08%



CLASS B SHARES

[LINE CHART OMITTED - PLOT POINTS AS FOLLOWS:]

              GE Premier                 GE Premier
             International              International
              Equity Fund            Equity Fund w/load             MSCI EAFE

4/28/2000      10000.00                    10000.00                 10000.00
6/00           10290.00                    10290.00                 10137.35
9/00            8670.00                     8670.00                  9319.67
12/00           8257.52                     8257.52                  9069.59
3/02            7099.45                     7099.45                  7824.12
6/02            7149.80                     7149.80                  7721.05
9/02            5850.75                     5850.75                  6645.83
12/02           6293.84                     6293.84                  7109.30
3/02            6193.14                     6007.34                  7145.44


AVERAGE ANNUAL
TOTAL RETURN

                               SIX       ONE        SINCE
                             MONTHS     YEAR      INCEPTION
                             ------     -----     ---------
GE Premier
   International Equity       5.85%   -12.77%      -22.02%
GE Premier International
   Equity W/LOAD              1.85%   -16.26%      -23.24%
   MAXIMUM LOAD               4.00%     4.00%        3.00%
MSCIEAFE                      7.52%    -8.67%      -16.08%


CLASS C SHARES

[LINE CHART OMITTED - PLOT POINTS AS FOLLOWS:]

               GE Premier                 GE Premier
              International              International
               Equity Fund            Equity Fund w/load             MSCI EAFE

4/28/2000       10000.00                    10000.00                 10000.00
6/00            10290.00                    10290.00                 10137.35
9/00             8670.00                     8670.00                  9319.67
12/00            8253.92                     8253.92                  9069.59
3/02             7096.36                     7096.36                  7824.12
6/02             7146.69                     7146.69                  7721.05
9/02             5848.20                     5848.20                  6645.83
12/02            6287.50                     6287.50                  7109.30
3/02             6186.57                     6186.57                  7145.44


AVERAGE ANNUAL
TOTAL RETURN

                               SIX       ONE        SINCE
                             MONTHS     YEAR      INCEPTION
                             ------     -----     ---------
GE Premier
   International Equity       5.79%    -12.82%     -22.07%
GE Premier International
   Equity W/LOAD              4.79%    -13.69%     -22.07%
   MAXIMUM LOAD               1.00%      1.00%       0.00%
MSCIEAFE                      7.52%     -8.67%     -16.08%


CLASS Y SHARES

[LINE CHART OMITTED - PLOT POINTS AS FOLLOWS:]

                    GE Premier
                    International
                     Equity Fund                 MSCI EAFE

4/28/2000             10000.00                    10000.00
6/00                  10310.00                    10137.35
9/00                   8710.00                     9319.67
12/00                  8317.72                     9069.59
3/02                   7162.76                     7824.12
6/02                   7233.68                     7721.05
9/02                   5936.89                     6645.83
12/02                  6401.14                     7109.30
3/02                   6308.82                     7145.44


AVERAGE ANNUAL
TOTAL RETURN

                               SIX       ONE        SINCE
                             MONTHS     YEAR      INCEPTION
                             ------     -----     ---------
GE Premier
   International Equity       6.26%    -11.92%     -21.27%
MSCIEAFE                      7.52%     -8.67%     -16.08%


SEE NOTES TO PERFORMANCE FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                                            GE PREMIER INTERNATIONAL EQUITY FUND
                              SCHEDULE OF INVESTMENTS March 31, 2002 (unaudited)


GE PREMIER INTERNATIONAL EQUITY FUND

MARKET VALUE OF $8,082 (IN THOUSANDS)

[PIE CHART OMITTED - PLOT POINTS AS FOLLOWS:]

Continental Europe                                57.8%
United Kingdom                                    15.5%
Japan                                              7.6%
Emerging Asia                                      6.3%
Short Term                                         3.7%
Pacific Rim                                        3.2%
Canada                                             3.0%
Latin America                                      2.0%




                                       NUMBER
                                    OF SHARES         VALUE

--------------------------------------------------------------------------------
COMMON STOCK -- 95.8%
--------------------------------------------------------------------------------

AUSTRALIA -- 3.1%

Brambles Industries Ltd.              50,548  $     256,166

BRAZIL -- 2.0%

Petroleo Brasileiro S.A.-
   Petrobras ADR                       6,038        159,826

CANADA -- 3.0%

Petro-Canada                           9,488        244,173

FINLAND -- 2.9%

Sampo Oyj                             27,205        232,416(a)

FRANCE -- 26.2%

Aventis S.A.                           3,552        245,239
AXA                                    8,318        187,589
BNP Paribas                            5,363        270,694
Carrefour S.A.                         4,967        233,819
Lagardere S.C.A. (Series O)            6,618        313,847(a)
Michelin (C.G.D.E.)                    4,475        169,853
TotalFinaElf S.A.                      2,765        426,639
Vivendi Universal S.A.                 7,221        280,627
                                                  2,128,307

GERMANY -- 7.8%

Bayerische Motoren Werke AG
   (Class D)                           4,807        191,213
Deutsche Bank AG                       2,862        184,476
Muenchener
   Rueckversicherungs AG               1,021        254,173
                                                    629,862


                                       NUMBER
                                    OF SHARES         VALUE

IRELAND -- 2.5%

CRH PLC.                              11,365   $    199,635

ITALY -- 5.5%

IntesaBci SpA                         64,532        193,520
Riunione Adriatica di Sicurta SpA     19,488        254,830
                                                    448,350

JAPAN -- 7.6%

Canon Inc.                             5,000        185,395
Honda Motor Co. Ltd.                   5,300        222,481
Toshiba Corp.                         50,000        209,134
                                                    617,010

NETHERLANDS -- 7.7%

ING Groep N.V.                        13,214        359,402
Koninklijke Ahold N.V.                 9,970        261,436
                                                    620,838

SOUTH KOREA -- 1.8%

Samsung Electronics GDR                1,058       $145,105

SPAIN -- 3.1%

Telefonica S.A.                       22,870        256,189(a)

SWITZERLAND -- 2.8%

Credit Suisse Group                    6,065        229,953(a)

TAIWAN -- 4.4%

Taiwan Semiconductor
   Manufacturing Co. Ltd.            132,600        360,429(a)

UNITED KINGDOM -- 15.4%

BAE Systems PLC.                      88,142        421,004
BHP Billiton PLC. (Class A)           47,767        272,595
CGNU PLC.                             25,079        264,964
Vodafone Group PLC.                  157,682        291,707
                                                  1,250,270

TOTAL COMMON STOCK
   (COST $9,322,148)                              7,778,529

--------------------------------------------------------------------------------
RIGHTS -- 0.1%
--------------------------------------------------------------------------------

SPAIN -- 0.1%

Telefonica S.A. (Regd.), 04/05/02
   (COST $0)                          22,870          5,184(a)


TOTAL INVESTMENTS IN SECURITIES
   (COST $9,322,148)                              7,783,713



------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                            GE PREMIER INTERNATIONAL EQUITY FUND
                              SCHEDULE OF INVESTMENTS March 31, 2002 (unaudited)


                                       NUMBER
                                    OF SHARES         VALUE

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 3.7%
--------------------------------------------------------------------------------

GEI Short-Term Investment Fund
   (COST $298,457)                   298,457  $     298,457


OTHER ASSETS AND LIABILITIES,
   NET 0.4%                                          32,057
                                              -------------

NET ASSETS--100%                              $   8,114,227
                                              =============

--------------------------------------------------------------------------------
OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------


The GE Premier International Equity Fund invested in the following sectors at March 31, 2002:

                                                  PERCENTAGE (BASED
SECTOR                                            ON MARKET VALUE)
--------------------------------------------------------------------------------
Financials                                              30.09%
Consumer - Discretionary                                14.58%
Information Technology                                  11.14%
Energy                                                  10.28%
Industrials                                              8.38%
Telecommunication Services                               6.84%
Consumer - Stable                                        6.13%
Materials                                                5.84%
Short Term                                               3.69%
Health Care                                              3.03%
                                                       -------
                                                       100.00%
                                                       =======


-----------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                    GE PREMIER VALUE EQUITY FUND

Q&A


Q. HOW DID THE GE PREMIER VALUE EQUITY FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE SIX MONTH PERIOD ENDED MARCH 31, 2002?

A. The GE Premier Value Equity Fund gained 8.22% for Class A shares, 7.77% for Class B shares, 7.87% for Class C shares, and 8.38% for Class Y shares, for the six months ended March 31, 2002. During the same period, the Fund lagged its benchmark index, the Russell 1000 Value Index, which gained 11.80%, and our Lipper peer group of 362 MultiCap Value funds, which gained an average of 10.92%.

Q. WHY DID THE FUND UNDERPERFORM ITS BENCHMARK FOR THE PERIOD ENDED MARCH 31, 2002?

A. Our underperformance was due in part to the weak performance of our holdings in the financial, consumer cyclicals, and consumer stable sectors. Specifically, owning FleetBoston, Washington Mutual, Sara Lee and Merck, and not owning selected other top-returning stocks within those sectors hurt our performance. On the other hand, the Fund benefited from its investments in Honeywell, Axcelis, Baker Hughes, Rohm & Haas, Devon Energy, Anheuser Busch and Hartford Financial.

Q.  HOW HAS THE VOLATILITY IN THE MARKET AFFECTED THE FUND?

A. Despite short-term interest rate cuts by the Federal Reserve and initial signs of an economic recovery, the market has continued to be volatile. We continue to own those companies that have solid earnings growth. We look at the swings in the market as opportunities to scale buy or sell those stocks that become, respectively, undervalued or overvalued relative to the market, to their peers, and/or to their earnings growth rate.

Q.  WHAT IS YOUR OUTLOOK FOR THE FUND?

A. We continue to expect the stock market to be volatile. The team continues to focus on fundamental research and stock selection, and we plan to maintain the relative value discipline that has rewarded us over the years. Our approach for finding under-appreciated stocks with an investment catalyst has positioned the portfolio for solid relative performance over the next several years.

                                                    GE PREMIER VALUE EQUITY FUND

----------------------------------------
TOP TEN LARGEST HOLDINGS
AS OF MARCH 31, 2002
as a % of Market Value
----------------------------------------
  Hartford Financial
     Services Group Inc.           3.77%
----------------------------------------
  Dominion Resources Inc.          3.61%
----------------------------------------
  Exxon Mobil Corp.                3.59%
----------------------------------------
  Kimberly-Clark Corp.             3.58%
----------------------------------------
  Citigroup Inc.                   3.34%
----------------------------------------
  Burlington Northern
      Santa Fe Corp.               3.17%
----------------------------------------
  Verizon Communications Inc.      3.03%
----------------------------------------
  Safeway Inc.                     2.74%
----------------------------------------
  FleetBoston Financial Corp.      2.71%
----------------------------------------
  St.Paul Cos.                     2.66%
----------------------------------------


INVESTMENT PROFILE
A mutual fund designed for investors who seek long-term growth of capital and future income by investing primarily in a limited number of equity securities of large U.S. companies that the portfolio manager believes are undervalued by the market but have solid growth prospects.

LIPPER PERFORMANCE COMPARISON
Large Cap Value Peer Group
Based on average annual total returns for the periods ended 3/31/02

                    SIX MONTHS   ONE YEAR
                   ------------  ---------
Number of
Funds in
peer group:              362       336
--------------------------------------
Peer group
average annual
total return:         10.92%     1.39%
--------------------------------------
Lipper categories
in peer group: Large Cap Value


CHANGE IN VALUE OF A $10,000 INVESTMENT


CLASS A SHARES

[LINE CHART OMITTED - PLOT POINTS AS FOLLOWS:]


             GE Premier       GE Premier
            Value Equity     Value Equity        Russell 1000        S&P 500/
                Fund          Fund w/load            Value          BARRA Value

4/28/2000     10000.00           9425.00           10000.00          10000.00
6/00           9660.00           9104.55            9632.31           9630.28
9/00          11080.00          10442.90           10397.86          10479.84
12/00         11786.81          11109.07           10771.44          10645.80
3/02          11257.98          10610.64           10140.08           9951.25
6/02          11441.03          10783.17           10629.85          10384.78
9/02          10068.11           9489.19            9466.74           8706.79
12/02         10320.93           9727.48           10164.80           9400.39
3/02          10896.03          10269.50           10583.51           9540.75


AVERAGE ANNUAL
TOTAL RETURN

                               SIX       ONE        SINCE
                             MONTHS     YEAR      INCEPTION
                             ------     -----     ---------
GE Premier Value Equity       8.22%    -3.22%       4.56%
GE Premier Value
   Equity W/LOAD              2.00%    -8.78%       1.39%
   MAXIMUM LOAD OF 5.75%
Russell 1000 Value           11.80%     4.37%       3.00%
S&P 500/BARRA Value           9.58%    -4.13%      -2.42%



CLASS B SHARES

[LINE CHART OMITTED - PLOT POINTS AS FOLLOWS:]

             GE Premier       GE Premier
            Value Equity     Value Equity     Russell 1000        S&P 500/
                Fund          Fund w/load         Value          BARRA Value

4/28/2000     10000.00          10000.00        10000.00          10000.00
6/00           9650.00           9650.00         9632.31           9630.28
9/00          11050.00          11050.00        10397.86          10479.84
12/00         11733.77          11733.77        10771.44          10645.80
3/02          11185.65          11185.65        10140.08           9951.25
6/02          11348.06          11348.06        10629.85          10384.78
9/02           9967.61           9967.61         9466.74           8706.79
12/02         10192.05          10192.05        10164.80           9400.39
3/02          10742.42          10442.42        10583.51           9540.75


AVERAGE ANNUAL
TOTAL RETURN

                               SIX       ONE        SINCE
                             MONTHS     YEAR      INCEPTION
                             ------     -----     ---------
GE Premier Value Equity       7.77%    -3.96%       3.79%
GE Premier Value
   Equity W/LOAD              3.77%    -7.79%       2.27%
   MAXIMUM LOAD               4.00%     4.00%       3.00%
Russell 1000 Value           11.80%     4.37%       3.00%
S&P 500/BARRA Value           9.58%    -4.13%      -2.42%


CLASS C SHARES

[LINE CHART OMITTED - PLOT POINTS AS FOLLOWS:]

             GE Premier        GE Premier
            Value Equity      Value Equity       Russell 1000      S&P 500/
                Fund           Fund w/load           Value        BARRA Value

4/28/2000     10000.00           10000.00          10000.00        10000.00
6/00           9650.00            9650.00           9632.31         9630.28
9/00          11050.00           11050.00          10397.86        10479.84
12/00         11728.91           11728.91          10771.44        10645.80
3/02          11181.96           11181.96          10140.08         9951.25
6/02          11343.95           11343.95          10629.85        10384.78
9/02           9956.34            9956.34           9466.74         8706.79
12/02         10191.02           10191.02          10164.80         9400.39
3/02          10739.68           10739.68          10583.51         9540.75


AVERAGE ANNUAL
TOTAL RETURN

                               SIX       ONE        SINCE
                             MONTHS     YEAR      INCEPTION
                             ------     -----     ---------
GE Premier Value Equity       7.87%     -3.95%      3.77%
GE Premier Value
   Equity W/LOAD              6.87%     -4.91%      3.77%
   MAXIMUM LOAD               1.00%      1.00%      0.00%
Russell 1000 Value           11.80%      4.37%      3.00%
S&P 500/BARRA Value           9.58%     -4.13%     -2.42%



CLASS Y SHARES

[LINE CHART OMITTED - PLOT POINTS AS FOLLOWS:]

                GE Premier
               Value Equity          Russell 1000            S&P 500/
                   Fund                  Value              BARRA Value

4/28/2000        10000.00               10000.00             10000.00
6/00              9670.00                9632.31              9630.28
9/00             11090.00               10397.86             10479.84
12/00            11800.90               10771.44             10645.80
3/02             11291.80               10140.08              9951.25
6/02             11475.07               10629.85             10384.78
9/02             10100.51                9466.74              8706.79
12/02            10358.96               10164.80              9400.39
3/02             10946.48               10583.51              9540.75


AVERAGE ANNUAL
TOTAL RETURN

                               SIX       ONE        SINCE
                             MONTHS     YEAR      INCEPTION
                             ------     -----     ---------
GE Premier Value Equity       8.38%    -3.06%       4.81%
Russell 1000 Value           11.80%    -4.37%       3.00%
S&P 500/BARRA Value           9.58%    -4.13%      -2.42%


SEE NOTES TO PERFORMANCE FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                                                    GE PREMIER VALUE EQUITY FUND
                              SCHEDULE OF INVESTMENTS March 31, 2002 (unaudited)

GE PREMIER VALUE EQUITY FUND

MARKET VALUE OF $21,654 (IN THOUSANDS)

[PIE CHART OMITTED - PLOT POINTS AS FOLLOWS:]


Financial                                         19.7%
Short Term                                        18.1%
Utilities                                         14.2%
Energy                                            12.1%
Capital Goods                                     10.3%
Consumer - Stable                                  9.8%
Basic Materials                                    5.7%
Transportation                                     4.2%
Consumer - Cyclical                                2.7%
Miscellaneous                                      1.6%
Technology                                         1.6%


                                       NUMBER
                                    OF SHARES         VALUE

--------------------------------------------------------------------------------
COMMON STOCK -- 98.9%
--------------------------------------------------------------------------------

BASIC MATERIALS -- 6.9%

Bowater Inc.                          10,305 $      513,189(j)
Rohm & Haas Co.                       12,342        521,696
Sigma-Aldrich                          4,194        196,950(j)
                                                  1,231,835

CAPITAL GOODS -- 12.5%

Emerson Electric Co.                   4,793        275,070(j)
General Dynamics Corp.                 5,272        495,304
Honeywell International Inc.          13,899        531,915
Minnesota Mining &
   Manufacturing Co.                   4,434        509,954
Raytheon Co.                          10,304        422,979(j)
                                                  2,235,222

CONSUMER - CYCLICAL -- 3.3%

Safeway Inc.                          13,180        593,364(a)

CONSUMER - STABLE -- 11.9%

Anheuser-Busch Cos. Inc.               8,388        437,854
IMS Health Inc.                        4,075         91,484
Kimberly-Clark Corp.                  11,982        774,636(j)
Merck & Co. Inc.                       5,751        331,143
Sara Lee Corp.                        23,964        497,493
                                                  2,132,610

ENERGY -- 14.7%

Baker Hughes Inc.                     13,180        504,135
ChevronTexaco Corp. (Class B)          5,632        508,401(j)
Conoco Inc.                           13,180        384,592
Devon Energy Corp.                     4,793        231,358(j)



                                       NUMBER
                                    OF SHARES         VALUE

Exxon Mobil Corp.                     17,733    $   777,237(h)
Phillips Petroleum Co. (Class A)       3,595        225,766
                                                  2,631,489

FINANCIAL -- 23.7%

Allstate Corp. (Class A)               2,396         90,497(h)
Bank of America Corp.                  4,194        285,276
Citigroup Inc.                        14,618        723,883
FleetBoston Financial Corp.           16,775        587,125
Hartford Financial Services
   Group Inc.                         11,982        816,214
Lincoln National Corp.                 9,586        486,298
PNC Financial Services
   Group Inc.                          1,437         88,361
St. Paul Cos. Inc.                    12,581        576,839
Wachovia Corp.                         6,590        244,357
Washington Mutual Inc.                10,784        357,274
                                                  4,256,124

MISCELLANEOUS -- 1.9%

SPDR Trust Series 1                    2,966        339,666(j)

TECHNOLOGY -- 1.9%

Axcelis Technologies Inc.             23,964        342,685(a)

TRANSPORTATION -- 5.1%

Burlington Northern
   Santa Fe Corp.                     22,766        687,078
Union Pacific Corp.                    3,595        223,393(j)
                                                    910,471

UTILITIES -- 17.0%

AT&T Corp.                            30,554        479,698
Dominion Resources Inc.               11,982        780,747(j)
Exelon Corp.                           9,586        507,770
SBC Communications Inc.               13,779        515,886
Verizon Communications Inc.           14,378        656,356
XCEL Energy Inc. (Class A)             5,152        130,604(j)
                                                  3,071,061

TOTAL INVESTMENTS IN SECURITIES
   (COST $16,999,281)                            17,744,527



--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 21.8%
--------------------------------------------------------------------------------

GEI Short-Term Investment Fund       195,669        195,669
State Street Navigator Securities
   Lending Prime Portfolio         3,713,710      3,713,710(p)

TOTAL SHORT-TERM INVESTMENTS
   (COST $3,909,379)                              3,909,379


LIABILITIES IN EXCESS OF OTHER ASSETS,
   NET (20.7)%                                   (3,711,093)
                                              -------------

NET ASSETS--100%                              $  17,942,813
                                              =============


-----------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                            GE FIXED INCOME FUND

Q&A


Q. HOW DID THE GE FIXED INCOME FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP DURING THE SIX MONTH PERIOD ENDING MARCH 31, 2002?

A. The GE Fixed Income Fund declined 0.40% for Class A shares, 0.77% for Class B shares, 0.77% for Class C shares, and 0.28% for Class Y shares, for the six months ended March 31, 2002. By comparison, the Lehman Brothers Aggregate Bond Index posted a positive return of 0.14%. The average return for the Lipper peer group of 144 Intermediate Government Bond Funds for the same period was a decline of -0.73%.

Q.  WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE DURING THE PERIOD?

A. Healthy consumer spending pulled the U.S. economy out of mild recession during the six months ending March 31, 2002. Real Gross Domestic Product grew 1.7% in the fourth quarter of 2001. The foundation for further economic recovery was cemented in the first quarter of 2002 with constructive indicators for both output and demand, and consumer confidence at a level not seen since August 2001. The Federal Reserve (the Fed) continued an expansive monetary policy, lowering short-term interest rates 1.25%, to a forty-year low of 1.75%, by year end 2001. Improving economic activity prompted the Fed to leave short rates unchanged at its January and March 2002 meetings and drop its easing bias in favor of a neutral stance. Buoyed by strengthening economic data and positive comments from Federal Reserve Chairman Alan Greenspan, fixed income investors pushed up bond yields, driving prices lower. As a result, 2, 5, and 10-year Treasury note yields finished the period at 4.34%, 4.64% and 4.97%, up, 149, 84 and 39 basis points, respectively. The thirty-year bond yield remained virtually unchanged, up 4 basis points to 5.46%. The dramatic flattening in the Treasury yield curve (when the differential between short-term and long-term interest rates narrows) reflected investors expectation that the Fed's next policy move would be toward higher rates, driving up yields on short- to intermediate-term securities. Minimal inflationary concerns muted the rise in long-term interest rates. Non-Treasury sectors outperformed Treasuries. Pressured by the collapse of Enron Corp., general credit deterioration in the telecom industry, and heightened scrutiny of accounting principles, the corporate sector still performed well. Although mortgage-backed securities suffered in the last three months of 2001 from a sharp decline in mortgage refinancing activity, performance rebounded in the first quarter of 2002, due to a decline in the bond market's volatility.

Q.  WHAT WERE THE PRIMARY DRIVERS BEHIND FUND PERFORMANCE?

A. Fund performance was negatively affected in the final quarter of 2001 by a position in Enron Corporation securities. Total return benefited from favorable sector allocations, particularly an overweight position in residential and commercial mortgage-backed issues. Favorable security selection within the mortgage- backed sectors also added to Fund performance.

Q.  WHAT IS YOUR OUTLOOK FOR THE FIXED INCOME MARKET AND THE FUND?

A. We concur with the view that the U.S. economy is out of a recession. However, the pace of economic recovery in the second quarter and beyond is up for debate. Currently, the markets appear to expect a strong recovery matched by aggressive Fed tightening through year-end. Although there have been early signs of improvement in factory output and consumer demand remains healthy, there are still headwinds confronting a robust post-recession recovery. Current forecasts do not suggest a sharp rebound in corporate earnings, not to mention concerns regarding the quality of those earnings. Inflamed Mid-East tensions have caused an increase in oil and gasoline prices, which typically acts as a tax on the consumer. These forces, combined with modest inflationary prospects, lead us to believe that the intermediate area of the yield curve offers good relative value. The portfolio remains neutral in terms of its interest-rate sensitivity. We reduced our position in mortgage-backed securities after they rallied in the first quarter, but they still represent a large weighting in the portfolio. We are more cautious on the outlook for corporate debt securities, owning a well-diversified position in these bonds.

                                                            GE FIXED INCOME FUND


------------------------------------------
QUALITY RATINGS
AS OF MARCH 31, 2002
as a % of Market Value
------------------------------------------
Moody's/                     Percentage of
S&P Rating *                 Market Value
------------------------------------------
AAA or better                   84.11%
Aa to A                         10.73%
Below A                          4.72%
NR/Others                        0.44%
------------------------------------------
                               100.00%

INVESTMENT PROFILE
A mutual fund designed for investors who seek maximum income consistent with prudent investment management and the preservation of capital by investing primarily in a variety of investment grade debt securities.

LIPPER PERFORMANCE COMPARISON
Intermediate U.S. Government Peer Group
Based on average annual total returns for the periods ended 3/31/02

                    SIX     ONE    FIVE
                  MONTHS   YEAR    YEAR
                  ------   ----    ----
Number of
Funds in
peer group:        144      141      97
---------------------------------------
Peer group
average annual
total return:   -0.73%    4.02%   6.43%
---------------------------------------
Lipper categories in peer group:
Intermediate U.S. Government,
Intermediate U.S. Treasury



CHANGE IN VALUE OF A $10,000 INVESTMENT

CLASS A SHARES+

[LINE CHART OMITTED - PLOT POINTS AS FOLLOWS:]

              GE Fixed                GE Fixed Income
             Income Fund                Fund w/load              LB Aggregate

2/22/93       10000.00                     9575.00                 10000.00
9/93          10524.00                    10076.73                 10577.02
9/94          10211.26                     9777.28                 10235.94
9/95          11519.50                    11029.92                 11675.24
9/96          11991.43                    11481.79                 12247.27
9/97          13124.17                    12566.40                 13437.06
9/98          14444.12                    13830.24                 14983.66
9/99          14270.81                    13664.30                 14928.83
9/00          15117.93                    14475.42                 15972.43
9/02          16949.52                    16229.17                 18041.32
3/02          16881.12                    16163.67                 18066.37


AVERAGE ANNUAL
TOTAL RETURN

                               SIX       ONE      FIVE       SINCE
                             MONTHS     YEAR      YEAR     INCEPTION
                             ------     -----     -----    ---------
GE Fixed Income              -0.40%     4.22%     6.55%      5.92%
GE Fixed Income W/LOAD       -4.69%    -0.21%     5.62%      5.42%
   MAXIMUM LOAD OF 4.25%
LB Aggregate                  0.14%     5.35%     7.57%      6.73%


CLASS B SHARES

[LINE CHART OMITTED - PLOT POINTS AS FOLLOWS:]

             GE Fixed                GE Fixed Income
            Income Fund                Fund w/load              LB Aggregate

12/22/93     10000.00                    10000.00                 10000.00
9/94          9669.13                     9669.13                  9671.81
9/95         10827.50                    10827.50                 11031.78
9/96         11196.65                    11196.65                 11572.29
9/97         12164.50                    12164.50                 12696.50
9/98         13288.39                    13288.39                 14157.87
9/99         13042.83                    13042.83                 14106.05
9/00         13714.17                    13714.17                 15092.14
9/02         15258.92                    15258.92                 17047.01
3/02         15141.05                    15141.05                 17070.68


AVERAGE ANNUAL
TOTAL RETURN


                               SIX       ONE      FIVE       SINCE
                             MONTHS     YEAR      YEAR     INCEPTION
                             ------     -----     -----    ---------
GE Fixed Income              -0.77%     3.53%     5.77%       5.35%
GE Fixed Income W/LOAD       -3.69%     0.55%     5.77%       5.35%
   MAXIMUM LOAD               3.00%     3.00%     0.00%       0.00%
LB Aggregate                  0.14%     5.35%     7.57%       6.70%


CLASS C SHARES

[LINE CHART OMITTED - PLOT POINTS AS FOLLOWS:]


              GE Fixed                GE Fixed Income
             Income Fund                Fund w/load              LB Aggregate

9/29/95       10000.00                    10000.00                 10000.00
12/99          9959.96                     9959.96                  9987.80
03/00         10126.79                    10126.79                 10208.16
06/00         10240.50                    10240.50                 10386.02
09/00         10514.93                    10514.93                 10699.05
12/00         10921.61                    10921.61                 11148.99
3/02          11214.34                    11214.34                 11487.32
6/02          11236.82                    11236.82                 11552.16
9/02          11700.73                    11700.73                 12084.89
12/02         11612.13                    11612.13                 12090.36
3/02          11610.47                    11610.47                 12101.67


AVERAGE ANNUAL
TOTAL RETURN

                               SIX       ONE        SINCE
                             MONTHS     YEAR      INCEPTION
                             ------     -----     ---------
GE Fixed Income               -0.77%    3.53%       6.15%
GE Fixed Income W/LOAD        -1.74%    2.54%       6.15%
   MAXIMUM LOAD                1.00%    1.00%       0.00%
LB Aggregate                   0.14%    5.35%       7.93%


CLASS Y SHARES

[LINE CHART OMITTED - PLOT POINTS AS FOLLOWS:]

                      GE Fixed
                     Income Fund               LB Aggregate

11/29/93              10000.00                    10000.00
9/94                   9765.50                     9724.23
9/95                  11044.37                    11091.57
9/96                  11521.71                    11635.00
9/97                  12643.48                    12765.31
9/98                  13949.99                    14234.60
9/99                  13828.00                    14182.50
9/00                  14673.02                    15173.93
9/02                  16505.90                    17139.40
3/02                  16460.00                    17163.20

AVERAGE ANNUAL
TOTAL RETURN

                               SIX       ONE      FIVE       SINCE
                             MONTHS     YEAR      YEAR     INCEPTION
                             ------     -----     -----    ---------
GE Fixed Income              -0.28%     4.57%     6.83%      6.16%
LB Aggregate                  0.14%     5.35%     7.57%      6.70%

*MOODY'S INVESTORS SERVICES, INC. AND STANDARD & POOR'S ARE NATIONALLY RECOGNIZED STATISTICAL RATING ORGANIZATIONS.

SEE NOTES TO PERFORMANCE FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                                                            GE FIXED INCOME FUND
                              SCHEDULE OF INVESTMENTS March 31, 2002 (unaudited)

GE FIXED INCOME FUND

MARKET VALUE OF $270,824 (IN THOUSANDS)

[PIE CHART OMITTED - PLOT POINTS AS FOLLOWS:]


Asset Backed & Others                             30.6%
Mortgage Backed                                   27.9%
U.S. Treasuries                                   15.8%
Corporate Notes                                   14.8%
Federal Agencies                                  10.9%


                                    PRINCIPAL
                                       AMOUNT         VALUE

--------------------------------------------------------------------------------
BONDS AND NOTES -- 110.9%
--------------------------------------------------------------------------------

U.S. TREASURIES -- 20.6%

United States Treasury Bonds
   5.38%    02/15/31            $    960,000 $      901,046(j)
   6.88%    08/15/25               3,930,000      4,332,825(h)
   7.25%    05/15/16               3,725,000      4,186,565(h)
   8.13%    08/15/19               5,895,000      7,218,604(h)
   10.38%   11/15/04               1,650,000      1,899,051
                                                 18,538,091

United States Treasury Notes
   3.50%    11/15/06               1,900,000      1,796,982(j)
   3.63%    03/31/04              10,420,000     10,400,410
   4.63%    05/15/06               7,015,000      6,987,571(j)
   4.88%    02/15/12               1,750,000      1,678,898(j)
   5.00%    08/15/11               3,560,000      3,440,954(j)
                                                 24,304,815

TOTAL U.S. TREASURIES
   (COST $43,911,014)                            42,842,906


FEDERAL AGENCIES -- 14.2%

Federal Home Loan Mortgage Corp.
   5.00%    05/15/04                 695,000        708,142(h,j)
   5.25%    01/15/06               3,375,000      3,408,750
   5.50%    09/15/11               1,500,000      1,438,590
   6.00%    06/15/11               1,605,000      1,599,238
                                                  7,154,720

Federal National Mortgage Assoc.
   3.88%    03/15/05               3,380,000      3,318,721(j)
   4.00%    11/17/06               2,840,000      2,685,561
   4.38%    10/15/06               1,125,000      1,088,089(j)
   5.00%    01/20/04 - 01/20/07    6,780,000      6,685,149(j)
   5.25%    05/14/03               2,415,000      2,421,424



                                    PRINCIPAL
                                       AMOUNT         VALUE

   6.13%    03/15/12              $3,195,000  $   3,198,483(h)
   6.25%    07/19/04                 490,000        493,827
   7.13%    01/15/30               2,285,000      2,444,584(h)
                                                 22,335,838

TOTAL FEDERAL AGENCIES
   (COST $29,953,770)                            29,490,558


AGENCY MORTGAGE BACKED -- 31.3%

Federal Home Loan Mortgage Corp.
   6.00%    05/01/29 - 05/01/31    2,317,298      2,248,637
   6.50%    07/01/29 - 08/01/29      345,587        344,723
   7.00%    10/01/16 - 02/01/30      242,974        249,114
   7.50%    01/01/08 - 09/01/31    2,588,473      2,695,306
   8.00%    11/01/30                 287,828        302,490
   8.50%    04/01/30 - 06/01/31      862,863        917,059
   9.00%    12/01/16                 111,522        120,548
   9.50%    04/01/21                  10,863         11,861
                                                  6,889,738

Federal National Mortgage Assoc.
   5.50%    03/01/14 - 03/01/16    3,845,096      3,777,484
   6.00%    09/01/14 - 10/01/29    2,142,535      2,124,922
   6.50%    08/01/29 - 01/01/32      157,160        156,419
   7.00%    08/01/13 - 01/01/31    1,382,566      1,428,522
   7.50%    12/01/09 - 01/01/32    6,905,240      7,172,549
   8.00%    12/01/12 - 01/01/32    2,914,696      3,063,898
   8.50%    10/01/30 - 11/01/31    2,633,042      2,795,645
   9.00%    06/01/09 - 12/01/22    1,203,730      1,291,956
   6.00%    TBA                    1,222,000      1,183,813(c)
   6.50%    TBA                   15,687,000     15,603,702(c)
   7.00%    TBA                    7,785,000      7,933,382(c)
                                                 46,532,292

Government National Mortgage Assoc.
   6.50%    02/15/24 - 04/15/28    1,418,145      1,420,287
   7.00%    03/15/12 - 04/15/28    1,201,644      1,245,207
   7.50%    01/15/23 - 08/15/31    1,644,174      1,720,580
   8.00%    07/15/27 - 06/15/30      661,110        696,483
   9.00%    11/15/16 - 12/15/21      724,955        795,102
   6.50%    TBA                    4,074,000      4,058,723(c)
   7.00%    TBA                    1,489,000      1,517,857(c)
   8.00%    TBA                      451,000        474,249(c)
                                                 11,928,488

TOTAL AGENCY MORTGAGE BACKED
   (COST $65,212,077)                            65,350,518


AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS -- 5.0%

Collateralized Mortgage
   Obligation Trust
   5.87%    08/01/03                  51,611         42,422(d,f)
Federal Home Loan Mortgage Corp.
   2.02%    12/15/14                 130,580        114,175(d,f)
   6.00%    12/15/08 - 09/15/23      396,000        405,103
   6.99%    05/15/24                 106,939         68,875(d,f)


-----------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                            GE FIXED INCOME FUND
                              SCHEDULE OF INVESTMENTS March 31, 2002 (unaudited)

                                    PRINCIPAL
                                       AMOUNT         VALUE

   7.00%    01/15/28 - 02/15/31   $  585,000 $      590,393(g)
   7.50%    07/15/12 - 06/15/29       38,123          9,686(g)
   7.75%    12/15/06                 567,899        591,410
   8.00%    11/15/07 - 07/01/24      172,599         57,714(g)
   8.75%    04/15/02                 139,000        118,750(i)
   12.26%   04/15/02                 241,295        192,772(i)
   13.40%   04/15/02                 378,000        370,867(i)
   14.22%   04/15/02                 235,000        219,615(i)
   14.30%   04/15/02                 109,000         92,212(i)
   14.64%   04/15/02                 120,359        113,169(i)
   14.69%   04/15/02                 211,423        188,113(i)
   16.07%   04/15/02                 160,000        138,502(i)
                                                  3,271,356

Federal Home Loan Mortgage
   Corp. STRIPS
   5.89%    08/01/27 - 04/01/28      106,140         82,184(d,f)

Federal National Mortgage Assoc.
   4.89%    10/25/29                 192,975        146,721(d,f)
   5.90%    04/25/02                 528,404         59,941(g,i)
   6.50%    01/25/23 - 10/25/27    1,157,810      1,190,959
   7.50%    11/25/31 - 07/25/41    1,116,059      1,172,908
   12.19%   04/25/02                 125,000        114,590(i)
   14.26%   04/25/02                 325,000        326,266(i)
   14.61%   04/25/02                  81,130         79,992(i)
   15.00%   04/25/02                 247,974        247,510(i)
   17.16%   04/25/02                  86,436         84,624(i)
   20.15%   04/25/02                  96,775         98,182(i)
                                                  3,521,693

Federal National Mortgage
   Assoc. REMIC
   5.00%    05/25/12                 290,000        289,456(r)
   6.05%    12/25/22                  34,987         28,441(d,f,r)
   6.70%    04/25/02                 949,561        121,663(g,i,r)
   7.50%    02/25/41                 705,413        741,345(r)
   8.00%    05/25/22                     243          5,291(g,r)
   16.35%   04/25/02                 371,544        318,833(i,r)
   19.01%   04/25/02                 313,972        307,341(i,r)
   80.91%   03/25/22                     195          3,860(g,r)
                                                  1,816,230

Federal National Mortgage
   Assoc. STRIPS
   5.74%    05/01/28                 423,187        320,564(d,f)
   7.50%    05/01/23 - 04/01/27    3,141,649        803,102(g)
   8.00%    02/01/23 - 07/01/24    1,174,730        293,103(g)
   8.50%    03/01/17 - 07/25/22      118,569         24,664(g)
   9.00%    05/25/22                  36,873          7,978(g)
                                                  1,449,411

Federal National Mortgage Corp.
   16.12%   04/15/02                 150,000        129,000(i)

TOTAL AGENCY COLLATERALIZED
   MORTGAGE OBLIGATIONS
   (COST $9,841,833)                             10,312,296




                                    PRINCIPAL
                                       AMOUNT         VALUE

ASSET BACKED -- 15.3%

Advanta Mortgage Loan Trust
   6.30%    08/25/03             $    13,028  $      13,320
American Airlines Inc.
   6.86%    10/15/10                  86,182         87,808
American Express Master Trust
   2.05%    04/15/02               1,244,000      1,245,555(i)
Arran Master Trust
   2.14%    06/15/02                 100,000         99,937(i,p)
Asset Backed Securities Corp.
   Home Equity
   2.16%    04/15/02                 793,671        792,059(i)
Capital Auto Receivables
   Asset Trust
   4.60%    09/15/05                 980,000        997,177
Citibank Credit Card Issuance Trust
   4.10%    12/07/06                 375,000        367,380
Countrywide Asset-Backed
   Certificates
   2.18%    04/25/02                 800,000        800,000(i)
Dillard Credit Card Master Trust
   2.17%    04/15/02               2,100,000      2,107,634(i)
Discover Card Master Trust I
   2.12%    04/15/02                 700,000        700,875(i)
First Deposit Master Trust
   2.07%    04/15/02               1,000,000      1,001,250(i)
First USA Credit Card Master Trust
   2.02%    04/10/02               2,270,000      2,272,838(i)
   2.06%    04/10/02               1,000,000      1,001,250(i,p)
Ford Credit Auto Owner Trust
   4.31%    06/15/05                  70,000         70,688
   4.83%    02/15/05                 185,000        188,186
Ford Credit Auto Owner Trust
   (Series B)
   4.72%    08/15/04                  50,000         50,324
Ford Credit Floorplan Master
   Owner Trust
   1.99%    04/15/02                 500,000        500,631(i,p)
Green Tree Financial Corp.
   6.90%    04/15/18                  56,724         58,407
Household Private Label Credit
   Card Master Note Trust I
   2.04%    04/15/02                 107,000        107,266(i)
MBNA Credit Card Master
   Note Trust
   2.03%    04/15/02               1,000,000      1,002,217(i,p)
MBNA Master Credit Card Trust
   1.98%    04/15/02               1,000,000      1,000,310(i,p)
   2.05%    04/15/02               1,125,000      1,126,406(i)
   2.13%    04/15/02                 358,000        358,333(i)
   2.17%    04/15/02               2,500,000      2,511,700(i)
Metris Master Trust
   2.11%    04/20/02               2,000,000      2,001,467(i,p)
   2.13%    04/20/02                 178,000        177,625(i)
   2.20%    04/20/02                 600,000        599,280(i)


----------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                            GE FIXED INCOME FUND
                              SCHEDULE OF INVESTMENTS March 31, 2002 (unaudited)


                                    PRINCIPAL
                                       AMOUNT         VALUE
Mid-State Trust
   7.54%    10/01/18             $    40,775  $      41,015
National City Credit Card
   Master Trust
   2.05%    04/15/02               1,000,000      1,003,160(i,p)
Novastar Home Equity Loan
   2.21%    04/25/02               1,000,000      1,000,000(i)
Option One Mortgage Loan Trust
   2.17%    04/25/02               1,000,000      1,000,000(i)
Providian Gateway Master Trust
   2.12%    04/15/02               1,050,000      1,050,392(i)
Providian Master Trust
   2.07%    04/15/02               3,000,000      3,005,358(i,p)
PSE&G Transition Funding LLC
   6.61%    06/15/13                 370,000        380,175
Superior Wholesale Inventory
   Financing Trust
   1.96%    04/15/02               1,000,000      1,001,309(i,p)
Toyota Auto Receivables Owner Trust
   1.97%    04/15/02               1,000,000      1,000,227(i,p)
United AirLines Inc. (Class D)
   7.73%    07/01/10               1,150,000      1,014,530
West Penn Funding LLC
   Transition Bonds
   6.81%    09/25/08                 117,000        123,427

TOTAL ASSET BACKED
   (COST $32,014,833)                            31,859,516


CORPORATE NOTES -- 19.2%

Abbey National Capital Trust I
   8.96%    06/30/30                 445,000        501,715(i)
Aetna Inc./Old
   6.97%    08/15/36                 330,000        341,840
Ahold Finance USA Inc.
   8.25%    07/15/10                 315,000        343,700
Albertson's Inc.
   7.50%    02/15/11                 235,000        245,638
Allstate Financial Global Funding
   (Series A)
   5.25%    02/01/07                 360,000        354,164(b)
Amerada Hess Corp.
   7.88%    10/01/29                 405,000        425,696
AOL Time Warner Inc.
   7.63%    04/15/31                 330,000        327,238
AT&T Corp.
   6.50%    03/15/29                 430,000        355,193
AT&T Wireless Services Inc.
   7.35%    03/01/06                 235,000        235,783
AXA
   8.60%    12/15/30                 425,000        469,230
Bank of America Corp.
   7.40%    01/15/11                 290,000        306,402
Bank One Corp.
   6.50%    02/01/06                 175,000        180,633
Barclays Bank PLC.
   8.55%    06/15/11                 275,000        304,948(b,i)



                                    PRINCIPAL
                                       AMOUNT         VALUE


BCI US Funding Trust
   8.01%    07/15/08             $   150,000    $   152,841(b,i)
Beckman Coulter Inc.
   7.10%    03/04/03                 100,000        101,747
Bellsouth Capital Funding
   7.88%    02/15/30                 395,000        438,462
Bellsouth Telecommunications
   6.38%    06/01/28                 330,000        305,996
Boeing Capital Corp.
   7.10%    09/27/05                 375,000        387,765
Brascan Ltd.
   7.38%    10/01/02                  60,000         60,928
Bristol-Myers Squibb Co.
   6.88%    08/01/97                 100,000         96,469
British Telecommunications PLC.
   8.38%    12/15/10                 330,000        357,331
Capital One Bank
   6.88%    02/01/06                 350,000        338,048
CBS Corp.
   7.15%    05/20/05                 170,000        176,212
Centerior Energy Corp.
   7.67%    07/01/04                 290,000        300,710
CIT Group Inc.
   7.13%    10/15/04                 620,000        616,075
Citigroup Inc.
   1.98%    05/30/02               2,000,000      1,999,716(i,p)
   5.70%    02/06/04                 300,000        308,337
   7.25%    10/01/10                 570,000        599,805
Clear Channel Communications
   7.25%    09/15/03                 415,000        423,337
   7.88%    06/15/05                 195,000        204,046
Coca-Cola Enterprises Inc.
   (Series B)
   6.70%    10/15/36                 165,000        171,230
Conagra Foods Inc.
   7.13%    10/01/26                 235,000        245,542
Conoco Inc.
   5.90%    04/15/04               1,175,000      1,203,823
CSC Holdings Inc. (Series A)
   8.13%    07/15/09                 200,000        199,574
DaimlerChrysler NA Holding Corp.
   2.12%    06/17/02               2,000,000      1,992,072(i,p)
Delhaize America Inc.
   7.38%    04/15/06                 250,000        257,715
   9.00%    04/15/31                 330,000        371,250
Delta Air Lines Inc.
   7.57%    11/18/10                 805,000        823,225
Deutsche Telekom International
   Finance BV
   7.75%    06/15/05                 150,000        156,097
   8.25%    06/15/30                 370,000        381,747
Dominion Resources Inc.
   6.00%    01/31/03                 305,000        309,773
Duke Capital Corp.
   7.25%    10/01/04                 795,000        831,308
Duke Energy Corp.
   5.38%    01/01/09                 400,000        376,612
El Paso Corp.
   7.38%    12/15/12                 350,000        342,720


----------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                            GE FIXED INCOME FUND
                              SCHEDULE OF INVESTMENTS March 31, 2002 (unaudited)


                                    PRINCIPAL
                                       AMOUNT         VALUE

Erac USA Finance Co.
   8.25%    05/01/05                $255,000  $     268,242(b)
European Investment Bank
   (Series B)
   4.63%    03/01/07                 645,000        627,779
FedEx Corp. (Class B)
   7.50%    01/15/18                 104,180        106,784
FleetBoston Financial Corp.
   (Series A)
   4.88%    12/01/06                 295,000        282,592
Ford Motor Credit Co.
   7.38%    10/28/09                 170,000        166,756
   7.60%    08/01/05                 265,000        269,759
FPL Group Capital Inc.
   7.38%    06/01/09                 645,000        670,806
France Telecom
   8.50%    03/01/31                 520,000        557,445
France Telecom (Series B)
   7.20%    03/01/06                 180,000        182,624
Fred Meyer Inc. Holding Co.
   (Series B)
   7.38%    03/01/05                 130,000        136,106
General Mills Inc.
   5.13%    02/15/07                 380,000        369,090
General Motors Acceptance Corp.
   5.75%    11/10/03                 110,000        110,668
   5.80%    03/12/03                 295,000        298,980
   6.13%    09/15/06                 260,000        256,547
   7.25%    03/02/11                 375,000        373,864
General Motors Acceptance Corp.
   (Series A)
   6.13%    01/22/08                 175,000        169,103
Georgia-Pacific Corp.
   9.95%    06/15/02                 105,000        105,354(i)
Guangdong International
   TR & Investment Corp.
   8.75%    10/24/16                  65,000          6,500(b)
Household Finance Corp.
   5.75%    01/30/07                  90,000         86,512
HSBC Capital Funding LP/
   Channel Islands
   9.55%    06/30/10                 355,000        408,893(i)
Hydro Quebec
   8.25%    04/15/26                 360,000        420,534
Israel Electric Corp. Ltd. (Series A)
   8.10%    12/15/96                 240,000        199,985(b)
John Hancock Funds
   6.50%    03/01/11                 245,000        245,055
John Hancock Global Funding II
   5.63%    06/27/06                 355,000        353,740
Kellogg Co.
   5.50%    04/01/03                 500,000        507,860
   7.45%    04/01/31                 175,000        182,131
KFW International Finance
   4.75%    01/24/07                 650,000        634,686
Metlife Inc.
   5.25%    12/01/06                  80,000         78,723
Midamerican Energy Hldgs-Old
   7.38%    08/01/02                 245,000        248,740


                                    PRINCIPAL
                                       AMOUNT         VALUE

Midwest Generation LLC
   8.56%    01/02/16                $200,000   $    194,510
Monumental Global Funding III
   5.20%    01/30/07                 310,000        300,700(b)
Morgan Stanley Dean Witter & Co.
   6.75%    04/15/11                 485,000        487,168
   7.13%    01/15/03                 130,000        132,865
Nabisco Inc.
   6.13%    02/01/33                 140,000        141,826(i)
   6.70%    06/15/02                 550,000        554,609
National Rural Utilities Cooperative
   6.00%    05/15/06                 355,000        351,450
NB Capital Trust IV
   8.25%    04/15/07                 220,000        227,942
News America Inc.
   7.63%    11/30/28                 200,000        187,728
Pemex Finance Ltd.
   9.03%    02/15/11                 260,000        290,771
Pepsi Bottling Holdings Inc.
   5.38%    02/17/04                 300,000        305,973(b)
Petroleos Mexicanos
   9.50%    09/15/27                 340,000        380,800
Phillips Petroleum Co.
   9.38%    02/15/11                 170,000        202,740
PP&L Capital Funding Inc.
   7.75%    04/15/05                 305,000        312,625
Procter & Gamble - Esop
   9.36%    01/01/21                 205,000        248,409
Progress Energy Inc.
   6.55%    03/01/04                 210,000        216,252
   7.75%    03/01/31                 215,000        224,061
Raytheon Co.
   6.75%    08/15/07                 200,000        201,908
   7.90%    03/01/03                 550,000        566,292
Reliant Energy Resources Corp.
   6.38%    11/01/03                 140,000        142,129(i)
Royal Bank of Scotland Group PLC.
   7.65%    08/31/49                 110,000        112,123(i)
   8.82%    03/31/49                 290,000        310,254
   9.12%    03/31/49                 265,000        299,940
Safeway Inc.
   6.15%    03/01/06                 345,000        350,958
SBC Communications Inc. (Class A)
   6.25%    03/15/11                 240,000        238,193
St. George Funding Co. LLC
   (Class A)
   8.49%    06/30/07                 100,000         89,308(b)
SunAmerica Inc. (Class A)
   5.60%    07/31/97                 335,000        251,250
Systems 2001 AT LLC
   7.16%    12/15/11                 227,779        227,333(b)
Target Corp. (Class A)
   5.88%    03/01/12                 345,000        331,590
   7.00%    07/15/31                 295,000        296,204
Tele-Communications-TCI Group
   (Class A)
   9.80%    02/01/12                 165,000        183,810
TRW Inc. (Class A)
   6.63%    06/01/04                 200,000        200,744

---------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                            GE FIXED INCOME FUND
                              SCHEDULE OF INVESTMENTS March 31, 2002 (unaudited)


                                    PRINCIPAL
                                       AMOUNT         VALUE

Turner Broadcasting System Inc.
   (Class A)
   8.38%    07/01/13                $225,000  $     243,999
Tyco International Group S.A.
   (Class A)
   4.95%    08/01/03                 500,000        472,205
UBS Preferred Funding Trust I
   (Class A)
   8.62%    10/01/10                 245,000        270,949(i)
Unilever Capital Corp. ADR
   (Class A)
   6.88%    11/01/05                 110,000        115,712
Union Carbide Corp. (Class A)
   6.79%    06/01/25                 255,000        257,428
Union Pacific Corp. (Class A)
   5.84%    05/25/04                 265,000        270,462
USA Networks Inc. (Class A)
   6.75%    11/15/05                 165,000        168,094
Verizon Global Funding Corp.
   7.75%    12/01/30                 570,000        594,487
Verizon Pennsylvania
   5.65%    11/15/11                 155,000        141,910
Viacom Inc.
   7.75%    06/01/05                 315,000        332,731
Wachovia Corp. (Class H)
   4.95%    11/01/06                 250,000        242,840
Walt Disney Co.
   5.62%    12/01/05                 150,000        141,671
Weyerhaeuser Co.
   6.13%    03/15/07                 105,000        104,308(b)
Wyeth
   5.88%    03/15/04                 250,000        257,928
   6.70%    03/15/11                 375,000        382,946(b)
Yale University
   7.38%    04/15/26                  70,000         73,850
Yorkshire Power Pass-Through
   Asset Trust 2000-1
   8.25%    02/15/05                 160,000        169,434(b)

TOTAL CORPORATE NOTES
   (COST $39,493,714)                            40,051,970


NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS -- 4.1%

Bear Stearns Commercial
   Mortgage Securities
   5.06%    12/15/10                 395,859        381,076
   5.61%    11/15/33                 325,000        307,125
   6.20%    02/14/31                  36,000         35,548
   6.48%    02/15/35                  66,000         66,505
   7.78%    02/15/32                 241,000        261,646
Chase Commercial Mortgage
   Securities Corp.
   6.03%    11/18/30                 310,860        317,155
   6.39%    11/18/30                 857,000        873,194
COMM
   6.46%    02/16/34                 180,000        178,434(b)




                                    PRINCIPAL
                                       AMOUNT         VALUE


CS First Boston Mortgage
   Securities Corp.
   5.11%    09/15/34              $  111,000   $    106,363
DLJ Commercial Mortgage Corp.
   6.24%    11/12/31                 698,000        705,479
First Union-Lehman Brothers-
   Bank of America
   6.56%    11/18/35                 250,000        257,555
GS Mortgage Securities Corp. II
   6.86%    07/13/30                 207,000        214,229
Holmes Financing PLC.
   1.97%    04/15/02               1,000,000      1,000,160(i,p)
JP Morgan Chase Commercial
   Mortgage Securities Corp.
   6.47%    11/15/35                 150,000        149,977
LB Commercial Conduit
   Mortgage Trust
   6.78%    06/15/31                 136,000        140,530
LB-UBS Commercial Mortgage Trust
   6.23%    03/15/26                 229,000        229,823
   6.53%    07/14/16                 140,000        137,834(b)
   6.65%    07/14/16                  66,000         65,237(b)
   91.38%   03/15/34               1,305,000         46,068(b,d)
Lehman Large Loan
   6.84%    10/12/34                 300,000        312,469
Morgan Stanley Capital I
   6.34%    11/15/07                 134,353        138,525
   7.11%    04/15/33                 577,000        605,058
Morgan Stanley Dean Witter & Co.
   1.12%    04/15/34               1,406,000         59,755
Morgan Stanley Dean
   Witter Capital I
   4.89%    12/15/08               2,374,000         96,147(b,d)
   1.61%    08/15/18                 805,168         51,376(b)
   5.90%    10/15/35                 450,000        450,697
   6.01%    03/15/12                 135,932        136,371
   6.39%    10/15/35                 250,000        250,494
   6.55%    03/15/12                  56,000         55,714
   7.20%    10/15/33                  72,000         75,754
Morgan Stanley Dean Witter
   Capital I (Series B)
   5.98%    02/01/31                 257,025        262,971
Norwest Asset Securities Corp.
   6.25%    12/25/28                     661            589
Residential Asset Securitization Trust
   1.07%    11/25/06                 893,753         17,875(g)
Salomon Brothers Mortgage
   Securities VII
   7.00%    07/25/24 -               369,286        356,105
Structured Asset Securities Corp.
   1.68%    02/25/28                 576,910         34,615
TIAA Retail Commercial Trust
   5.77%    06/19/16                 116,642        118,283(b)
   6.56%    06/19/26                 131,000        133,581(b)

TOTAL NON-AGENCY COLLATERALIZED
   MORTGAGE OBLIGATIONS
   (COST $8,654,801)                              8,630,317


-----------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                            GE FIXED INCOME FUND
                             SCHEDULE OF INVESTMENTS  March 31, 2002 (unaudited)


                                    PRINCIPAL
                                       AMOUNT         VALUE

SOVEREIGN BONDS -- 1.2%

Finland Government
   International Bond
   4.75%    03/06/07                $360,000  $     351,169
Italy Government International Bond
   4.38%    10/25/06                 360,000        345,779
   4.63%    06/15/05                 465,000        465,605
   5.63%    06/15/12                 145,000        140,360
Province of British Columbia/Canada
   4.63%    10/03/06                 190,000        184,762
Province of Manitoba
   4.25%    11/20/06                 405,000        387,846
Province of Ontario
   7.38%    01/27/03                 270,000        279,196
Province of Quebec
   7.50%    09/15/29                 295,000        320,282

TOTAL SOVEREIGN BONDS
   (COST $2,480,659)                              2,474,999


TOTAL BONDS AND NOTES
   (COST $231,562,701)                          231,013,080


                                      NUMBER
                                    OF SHARES         VALUE
--------------------------------------------------------------------------------
PREFERRED STOCK -- 0.4%
--------------------------------------------------------------------------------

Centaur Funding Corp.
   (Series B), 9.08%
   (COST $797,267)                       735        781,871


TOTAL INVESTMENTS IN SECURITIES
   (COST $232,359,968)                          231,794,951

                                    PRINCIPAL
                                       AMOUNT         VALUE
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 18.7%
--------------------------------------------------------------------------------


COMMERCIAL PAPER -- 1.8%

Abbey National PLC
   2.10%    11/13/02             $ 3,650,000      3,650,000

FEDERAL AGENCIES -- 11.7%

Federal Home Loan Mortgage Corp.
   5.87%    04/01/02               4,340,000      4,340,000(d)
Federal National Mortgage Assoc.
   5.50%    04/03/02              20,000,000     19,998,044(d)
                                                 24,338,044





                                    PRINCIPAL
                                       AMOUNT         VALUE


YANKEE CERTIFICATE OF DEPOSIT -- 1.1%

Bayerische Hypo-und
   Vereinsbank AG
   2.25%    01/10/03              $2,260,000  $   2,260,000

TIME DEPOSIT -- 0.9%

Dexia Bank Belgium
   2.25%    01/21/03               1,900,000      1,900,000

                                      NUMBER
                                    OF SHARES         VALUE
--------------------------------------------------------------------------------
GEI Short-Term
   Investment Fund                 6,881,125      6,881,125

TOTAL SHORT-TERM INVESTMENTS
   (COST $39,029,169)                            39,029,169


LIABILITIES IN EXCESS OF OTHER ASSETS,
   NET (30.0)%                                  (62,496,635)
                                              -------------

NET ASSETS--100%                              $ 208,327,485
                                              =============

--------------------------------------------------------------------------------
OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------
The GE Fixed Income Fund had the following short futures contracts open at March 31, 2002:

                            NUMBER       CURRENT
              EXPIRATION      OF        NOTIONAL    UNREALIZED
DESCRIPTION      DATE      CONTRACTS      VALUE    APPRECIATION
--------------------------------------------------------------------------------

U.S. Treasury
   Notes       June 2002      16      $(1,639,250)    $3,029


-----------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                   GE GOVERNMENT SECURITIES FUND
Q&A

Q. HOW DID THE GE GOVERNMENT SECURITIES FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP DURING THE SIX MONTHS ENDED MARCH 31, 2002.

A. The GE Government Securities Fund declined 1.12% for Class A shares, 1.45% for Class B shares, and 1.56% for Class C shares, for the six month period ending March 31, 2002. By comparison, the Lehman Brothers Government Bond Index declined 1.22% for the period. The average return for the 144 funds in our Lipper Intermediate Government Funds peer group was a decline of 0.73%.

Q.  WHAT WERE THE KEY DRIVERS OF FUND PERFORMANCE?

A. The primary source of relative return came from sector allocations to residential mortgage-backed securities and high quality commercial mortgage-backed securities. The Fund's return was also enhanced by favorable security selection and yield curve positioning.

                                                   GE GOVERNMENT SECURITIES FUND


FIVE YEAR TREASURY NOTE YIELD HISTORY
4/1/01-- 3/31/02

[LINE CHART OMITTED - PLOT POINTS AS FOLLOWS:]

4/1/2001                   4.83%
4/15/2001                  5.08%
4/30/2001                  5.11%
5/15/2001                  5.21%
5/31/2001                  5.27%
6/15/2001                  4.96%
6/30/2001                  5.15%
7/15/2001                  4.92%
7/31/2001                  4.74%
8/15/2001                  4.76%
8/31/2001                  4.55%
9/15/2001                  4.09%
9/30/2001                  4.12%
10/15/2001                 4.07%
10/31/2001                 3.78%
11/15/2001                 4.28%
11/30/2001                 4.25%
12/15/2001                 4.70%
12/31/2001                 4.52%
1/15/2002                  4.30%
1/31/2002                  4.55%
2/15/2002                  4.37%
2/28/2002                  4.37%
3/15/2002                  4.87%
3/31/2002                  4.97%

---------------
HIGH     5.27%

LOW      3.78%

AVG.     4.63%
---------------


INVESTMENT PROFILE
A mutual fund designed for investors who seek a high level of current income consistent with safety of principal by investing primarily in U.S. Government securities.

LIPPER PERFORMANCE COMPARISON
Intermediate U.S. Government Peer Group
Based on average annual total returns for the periods ended 3/31/02

                    SIX   ONE  FIVE   TEN
                  MONTHS YEAR  YEAR   YEAR
                  ------ ----  ----   ----
Number of
Funds in
peer group:       144     141    97     28
------------------------------------------
Peer group
average annual
total return:  -0.73%   4.02% 6.43%  6.19%
------------------------------------------
Lipper categories in peer group:
Intermediate U.S. Government,
Intermediate U.S. Treasury



CHANGE IN VALUE OF A $10,000 INVESTMENT

CLASS A SHARES++

[LINE CHART OMITTED - PLOT POINTS AS FOLLOWS:]


          GE Government              GE Government
           Securities               Securities Fund
              Fund                      w/load                 LB Government

9/8/93      10000.00                     957.005                 10000.00
9/93         9903.09                     9482.20                 10038.00
9/94         9084.41                     8698.33                  9632.30
9/95         9978.59                     9554.50                 10939.25
9/96        10352.80                     9912.81                 11422.80
9/97        11329.33                    10847.83                 12467.87
9/98        12644.78                    12107.37                 14163.97
9/99        12390.47                    11863.87                 13921.07
9/00        13193.25                    12632.53                 14920.53
9/02        14797.16                    14168.28                 16898.88
3/02        14631.98                    14010.12                 16692.31



AVERAGE ANNUAL
TOTAL RETURN

                               SIX       ONE      FIVE       SINCE
                             MONTHS     YEAR      YEAR     INCEPTION
                             ------     -----     -----    ---------
GE Government
   Securities                -1.12%     3.58%     6.66%      4.55%
GE Government
   Securities W/LOAD         -5.33%    -0.82%     5.73%      4.02%
   MAXIMUM LOAD OF 4.25%
LB Government                -1.22%     3.94%     7.44%      6.15%


CLASS B SHARES

[LINE CHART OMITTED - PLOT POINTS AS FOLLOWS:]

            GE Government              GE Government
             Securities               Securities Fund
                Fund                      w/load                 LB Government

9/91          10000.00                    10000.00                 10000.00
9/92          10701.68                    10701.68                 10908.49
9/93          11533.23                    11533.23                 12117.19
9/94          10496.25                    10496.25                 11627.46
9/95          11468.97                    11468.97                 13205.12
9/96          11794.61                    11794.61                 13788.84
9/97          12821.96                    12821.96                 15050.37
9/98          14230.56                    14230.56                 17097.79
9/99          13885.93                    13885.93                 16804.58
9/00          14658.25                    14658.25                 18011.05
9/02          16346.87                    16346.87                 20399.18
3/02          16109.30                    16109.30                 20149.82


AVERAGE ANNUAL
TOTAL RETURN

                               SIX       ONE      FIVE       SINCE
                             MONTHS     YEAR      YEAR     INCEPTION
                             ------     -----     -----    ---------
GE Government
   Securities                -1.45%     2.96%     5.99%      5.03%
GE Government
   Securities W/LOAD         -4.36%    -0.01%     5.99%      5.03%
   MAXIMUM LOAD               3.00%     3.00%     0.00%      0.00%
LB Government                -1.22%     3.94%     7.44%      7.26%


CLASS C SHARES

[LINE CHART OMITTED - PLOT POINTS AS FOLLOWS:]


            GE Government              GE Government
             Securities               Securities Fund
                Fund                      w/load                 LB Government

9/30/99       10000.00                    10000.00                 10000.00
12/99          9951.33                     9951.33                  9936.96
03/00         10273.14                    10273.14                 10269.80
06/00         10337.53                    10337.53                 10430.62
09/00         10607.84                    10607.84                 10717.94
12/00         11106.59                    11106.59                 11253.18
3/02          11334.59                    11334.59                 11536.00
6/02          11268.91                    11268.91                 11508.74
9/02          11842.06                    11842.06                 12139.06
12/02         11739.95                    11739.95                 12067.03
3/02          11657.43                    11657.43                 11990.68

AVERAGE ANNUAL
TOTAL RETURN

                               SIX       ONE        SINCE
                             MONTHS     YEAR      INCEPTION
                             ------     -----     ---------
GE Government
   Securities                 -1.56%    2.85%       6.32%
GE Government
   Securities W/LOAD          -2.53%    1.86%       6.32%
   MAXIMUM LOAD                1.00%    1.00%       0.00%
LB Government                 -1.22%    3.94%       7.53%


AN INVESTMENT IN THE GE GOVERNMENT SECURITIES FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

SEE NOTES TO PERFORMANCE FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                                                   GE GOVERNMENT SECURITIES FUND
                              SCHEDULE OF INVESTMENTS March 31, 2002 (unaudited)

GE GOVERNMENT SECURITIES FUND

MARKET VALUE OF $258,895 (IN THOUSANDS)

[PIE CHART OMITTED - PLOT POINTS AS FOLLOWS:]

U.S. Treasuries                                   34.3%
Federal Agencies                                  28.4%
Short-Term & others                               25.1%
Mortgage Backed                                    7.5%
Corporate Notes                                    4.7%


                                    PRINCIPAL
                                       AMOUNT         VALUE

--------------------------------------------------------------------------------
BONDS AND NOTES -- 98.8%
--------------------------------------------------------------------------------

U.S. TREASURIES -- 41.1%

United States Treasury Bonds
   5.38%    02/15/31            $  1,855,000 $    1,741,084(j)
   6.88%    08/15/25              16,630,000     18,334,575(h)
   8.13%    08/15/19              15,740,000     19,274,102(h)
   10.38%   11/15/04               7,800,000      8,977,332
                                                 48,327,093
United States Treasury Notes
   3.50%    11/15/06                 420,000        397,228(j)
   3.63%    03/31/04              11,190,000     11,168,963
   4.63%    05/15/06               6,775,000      6,748,510(j)
   4.88%    02/15/12               3,750,000      3,597,638(j)
   5.00%    01/20/04              13,605,000     13,184,061(j)
   6.75%    05/15/05               5,000,000      5,343,750
                                                 40,440,150

TOTAL U.S. TREASURIES
   (COST $90,904,567)                            88,767,243


FEDERAL AGENCIES -- 34.1%

Federal Home Loan Mortgage Corp.
   6.00%    06/15/11               4,630,000      4,613,378

Federal National Mortgage Assoc.
   4.00%    11/17/03               4,700,000      4,444,414
   5.00%    01/20/07              11,000,000     10,791,990
   5.25%    08/14/03               1,740,000      1,744,628
   6.13%    03/15/12              11,310,000     11,322,328
   7.00%    07/15/05              20,570,000     21,987,479(h)
                                                 50,290,839

                                  PRINCIPAL
                                     AMOUNT           VALUE

Financing Corp. (Fico)
   10.70%   10/06/17             $13,165,000   $  18,561,860(h)

TOTAL FEDERAL AGENCIES
   (COST $69,964,902)                            73,466,077


AGENCY MORTGAGE BACKED -- 9.0%

Federal Home Loan Mortgage Corp.
   6.00%    02/01/31 - 03/01/31    3,887,162      3,766,894
   6.50%    04/01/31                  76,270         75,936
   7.00%    12/01/26 - 02/01/30      179,041        182,582
   7.50%    02/01/07 - 04/01/12    3,376,293      3,559,800
   9.00%    12/01/14                 809,320        867,737
                                                  8,452,949
Federal National Mortgage Assoc.
   7.00%    02/01/30                 462,158        470,967
   7.50%    12/01/23               1,486,914      1,552,427
   9.00%    06/01/09 - 07/01/21      223,594        242,076
   TBA                             7,297,000      7,068,969(c)
                                                  9,334,439
Government National
   Mortgage Assoc.
   8.50%    05/15/21 - 03/15/23      193,846        208,491
   9.00%    05/15/13 - 07/15/16    1,217,050      1,334,760
                                                  1,543,251

TOTAL AGENCY MORTGAGE BACKED
   (COST $19,211,319)                            19,330,639


ASSET BACKED SECURITIES -- 6.1%

Arran Master Trust
   2.14%    06/15/02                 200,000        199,874(i,p)
Chase Credit Card Master Trust
   1.97%    04/15/02               1,500,000      1,501,125(i,p)
Compucredit Credit Card Trust
   2.12%    04/15/02               2,000,000      2,000,454(i,p)
First USA Credit Card Master Trust
   2.01%    04/17/02                 775,000        774,876(i,p)
   2.06%    04/10/02               1,000,000      1,001,250(i,p)
Ford Credit Floorplan Master
   Owner Trust
   1.99%    04/15/02                 900,000        901,135(i,p)
Household Private Label Credit
   Card Master Note Trust I
   2.04%    04/15/02               1,055,000      1,057,627(i,p)
MBNA Master Credit Card Trust
   1.98%    04/15/02               2,000,000      2,000,620(i,p)
   2.07%    04/15/02                 800,000        800,958(i,p)
Superior Wholesale Inventory
   Financing Trust
   1.96%    04/15/02               1,000,000      1,001,309(i,p)
World Financial Network Credit
   Card Master Trust
   2.14%    04/15/02               2,000,000      2,000,962(i,p)

TOTAL ASSET BACKED
   (COST $13,234,253)                            13,240,190


-----------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                   GE GOVERNMENT SECURITIES FUND
                              SCHEDULE OF INVESTMENTS March 31, 2002 (unaudited)


                                   PRINCIPAL
                                    AMOUNT          VALUE

CORPORATE NOTES -- 5.7%

DaimlerChrysler NA Holding Corp.
   2.12%    06/17/02              $2,000,000   $  1,992,072(i,p)
General Motors Acceptance Corp.
   2.49%    04/22/02               1,000,000        988,210(i,p)
Merrill Lynch & Co.Inc.
   1.95%    05/01/02               3,000,000      3,000,111(i,p)
   2.01%    04/15/02               2,000,000      1,999,502(i)
Salomon Smith Barney
   Holdings Inc.
   2.11%    04/23/02               1,000,000      1,000,867(i,p)
Salomon Smith Barney
   Holdings Inc. (Class A)
   2.06%    04/19/02               3,300,000      3,298,967(i)

TOTAL CORPORATE NOTES
   (COST $12,299,952)                            12,279,729


NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS -- 2.8%

Holmes Financing PLC.
   1.97%    04/15/02               2,000,000      2,000,320(i,p)
Morgan Stanley Capital I
   6.76%    11/15/08                 190,935        198,404
Morgan Stanley Dean
   Witter Capital I
   6.54%    10/15/11                 500,000        506,910
Norwest Asset Securities Corp.
   6.25%    12/25/28                   2,527          2,225
   7.25%    12/25/05               3,225,111      3,241,753

TOTAL NON-AGENCY COLLATERALIZED
   MORTGAGE OBLIGATIONS
   (COST $5,954,627)                              5,949,612


TOTAL INVESTMENTS IN SECURITIES
   (COST $211,569,621)                          213,033,490


--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 21.2%
--------------------------------------------------------------------------------

YANKEE CERTIFICATE OF DEPOSIT -- 0.2%

Bayerische Hypo-und Vereinsbank AG
   2.25%                             500,000        500,000

FEDERAL AGENCIES -- 18.4%

Federal Home Loan Mortgage Corp.
   5.87%                           7,620,000      7,620,000(d)
Federal National Mortgage Assoc.
   5.50%                          32,000,000     31,996,871(d)
                                                 39,616,871


                                   PRINCIPAL
                                      AMOUNT          VALUE

GEI Short-Term
   Investment Fund              $  5,744,414 $    5,744,414

TOTAL SHORT-TERM INVESTMENTS
   (COST $45,861,285)             45,864,414     45,861,285


LIABILITIES IN EXCESS OF OTHER ASSETS,
   NET (20.0)%                                  (43,152,578)
                                               ------------

NET ASSETS--100%                               $215,742,197
                                               ============

--------------------------------------------------------------------------------
OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------
The GE Government Securities Fund had the following short futures contracts open at March 31, 2002:

                            NUMBER       CURRENT
              EXPIRATION      OF        NOTIONAL    UNREALIZED
DESCRIPTION      DATE      CONTRACTS      VALUE    APPRECIATION
--------------------------------------------------------------------------------
U.S. Treasury
   Notes       June 2002      58      $(5,942,281)    $5,121



-----------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                   GE SHORT-TERM GOVERNMENT FUND

Q&A

Q. HOW DID THE GE SHORT-TERM GOVERNMENT FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE SIX-MONTH PERIOD ENDING MARCH 31, 2001?

A. The GE Short-Term Government Fund gained 1.13% for Class A shares, 0.75% for Class B shares, 0.68% for Class C shares, and 1.25% for Class Y shares, for the six months ended March 31, 2002. The Lehman Brothers 1-3 Year Government Bond Index returned 0.80% for the six months ending March 31, 2002. The average return for the 178 funds in the Lipper Short-Term Government Bond Index was 0.26%.

Q.  WHAT WERE THE KEY DRIVERS OF FUND PERFORMANCE?

A. The Fund significantly outperformed both its relative peer group and benchmark. The primary source of excess return came from the yield advantage gained from sector allocations in residential mortgage-backed and high quality asset-backed securities. Favorable security selection also added to Fund performance.

                                                   GE SHORT-TERM GOVERNMENT FUND


TWO YEAR TREASURY NOTE YIELD HISTORY
4/1/01-- 3/31/02

[LINE CHART OMITTED - PLOT POINTS AS FOLLOWS:]

4/1/2001                   4.47%
4/15/2001                  4.71%
4/30/2001                  4.67%
5/15/2001                  4.65%
5/31/2001                  4.60%
6/15/2001                  4.41%
6/30/2001                  4.61%
7/15/2001                  4.39%
7/31/2001                  4.13%
8/15/2001                  4.11%
8/31/2001                  3.92%
9/15/2001                  3.20%
9/30/2001                  3.16%
10/15/2001                 3.07%
10/31/2001                 2.75%
11/15/2001                 3.27%
11/30/2001                 3.14%
12/15/2001                 3.53%
12/31/2001                 3.39%
1/15/2002                  3.07%
1/31/2002                  3.34%
2/15/2002                  3.19%
2/28/2002                  3.16%
3/15/2002                  3.70%
3/31/2002                  3.78%



--------------
HIGH     4.71%

LOW      2.75%

AVG.     3.78%
--------------


INVESTMENT PROFILE
A mutual fund designed for investors who seek a high level of income consistent with prudent investment management and the preservation of capital by investing primarily in U.S. Government securities.


LIPPER PERFORMANCE COMPARISON
Short Term U.S. Government Bond Peer Group
Based on average annual total returns for the periods ended 3/31/02

                    SIX     ONE    FIVE
                  MONTHS   YEAR    YEAR
                  ------   ----    ----
Number of
Funds in
peer group:        178      176     137
---------------------------------------
Peer group
average annual
total return:    0.26%    4.60%   5.85%
---------------------------------------
Lipper categories
in peer group:  Short Term U.S. Treasury, Short U.S. Government,
Short-Intermediate U.S. Government



CHANGE IN VALUE OF A $10,000 INVESTMENT

CLASS A SHARES+

[LINE CHART OMITTED - PLOT POINTS AS FOLLOWS:]


           GE Short-Term               GE Short-Term
             Government                 Government
                Fund                    Fund w/load               LB 1-3 Yr.

3/2/94        10000.00                     9750.00                 10000.00
9/94          10052.77                     9801.45                 10049.51
9/95          10831.26                    10560.48                 10872.29
9/96          11370.47                    11086.21                 11488.10
9/97          12117.11                    11814.18                 12278.56
9/98          13008.56                    12683.35                 13251.72
9/99          13336.41                    13003.00                 13674.97
9/00          14091.89                    13739.59                 14474.38
9/02          15515.67                    15127.78                 16018.71
3/02          15691.22                    15298.94                 16146.73


AVERAGE ANNUAL
TOTAL RETURN

                               SIX       ONE      FIVE       SINCE
                             MONTHS     YEAR      YEAR     INCEPTION
                             ------     -----     -----    ---------
GE Short-Term
    Government                1.13%     6.00%     6.11%      5.73%
GE Short-Term
    Government  W/LOAD       -1.38%     3.31%     5.57%      5.40%
    MAXIMUM LOAD OF 2.5%
LB 1-3 Yr.                    0.80%     5.60%     6.51%      6.11%


CLASS B SHARES

[LINE CHART OMITTED - PLOT POINTS AS FOLLOWS:]

            GE Short-Term               GE Short-Term
              Government                 Government
                 Fund                    Fund w/load               LB 1-3 Yr.

3/2/94         10000.00                    10000.00                 10000.00
9/94           10019.58                    10019.58                 10049.51
9/95           10722.29                    10722.29                 10872.29
9/96           11189.26                    11189.26                 11488.10
9/97           11842.93                    11842.93                 12278.56
9/98           12651.64                    12651.64                 13251.72
9/99           12893.17                    12893.17                 13674.97
9/00           13531.99                    13531.99                 14474.38
9/02           14824.17                    14824.17                 16018.71
3/02           14935.17                    14935.17                 16146.73


AVERAGE ANNUAL
TOTAL RETURN

                               SIX       ONE      FIVE       SINCE
                             MONTHS     YEAR      YEAR     INCEPTION
                             ------     -----     -----    ---------
GE Short-Term
    Government               0.75%      5.37%     5.46%      5.26%
GE Short-Term
    Government  W/LOAD      -2.20%      2.37%     5.46%      5.26%
    MAXIMUM LOAD             3.00%      3.00%     0.00%      0.00%
LB 1-3 Yr.                   0.80%      5.60%     6.51%      6.11%


CLASS C SHARES

[LINE CHART OMITTED - PLOT POINTS AS FOLLOWS:]

            GE Short- Term              GE Short-Term
              Government                 Government
                 Fund                    Fund w/load               LB 1-3 Yr.

9/30/99        10000.00                    10000.00                 10000.00
12/99          10037.74                    10037.74                 10055.24
3/00           10119.38                    10119.38                 10182.44
6/00           10274.34                    10274.34                 10356.63
9/00           10479.79                    10479.79                 10584.58
12/00          10732.24                    10732.24                 10876.87
3/02           10968.91                    10968.91                 11181.68
6/02           11076.23                    11076.23                 11316.09
9/02           11463.27                    11463.27                 11713.89
12/02          11452.00                    11452.00                 11805.00
3/02           11540.70                    11540.70                 11807.51


AVERAGE ANNUAL
TOTAL RETURN

                               SIX       ONE        SINCE
                             MONTHS     YEAR      INCEPTION
                             ------     -----     ---------
GE Short-Term
    Government                0.68%     5.21%       5.90%
GE Short-Term
   Government  W/LOAD        -0.31%     4.21%       5.90%
   MAXIMUM LOAD               1.00%     1.00%       0.00%
LB 1-3 Yr.                    0.80%     5.60%       6.87%


CLASS Y SHARES

[LINE CHART OMITTED - PLOT POINTS AS FOLLOWS:]

                   GE Short- Term
                     Government
                        Fund                    LB 1-3 Yr.

3/2/94                10000.00                    10000.00
9/94                  10068.86                    10049.51
9/95                  10866.25                    10872.29
9/96                  11435.67                    11488.10
9/97                  12217.07                    12278.56
9/98                  13151.29                    13251.72
9/99                  13527.99                    13674.97
9/00                  14315.80                    14474.38
9/02                  15763.81                    16018.71
3/02                  15961.55                    16146.73

AVERAGE ANNUAL
TOTAL RETURN

                               SIX       ONE      FIVE       SINCE
                             MONTHS     YEAR      YEAR     INCEPTION
                             ------     -----     -----    ---------
GE Short-Term
    Government               1.25%      6.27%     6.32%      5.96%
LB 1-3 Yr.                   0.80%      5.60%     6.51%      6.11%

AN INVESTMENT IN THE GE SHORT-TERM GOVERNMENT FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

SEE NOTES TO PERFORMANCE FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                                                   GE SHORT-TERM GOVERNMENT FUND
                              SCHEDULE OF INVESTMENTS March 31, 2002 (unaudited)

GE SHORT-TERM GOVERNMENT FUND

MARKET VALUE OF $49,340 (IN THOUSANDS)


[PIE CHART OMITTED - PLOT POINTS AS FOLLOWS:]

Mortgage Backed                                   53.7%
Federal Agencies                                  25.8%
Short Term and Other                              18.6%
Corporate Notes                                    1.9%


                                    PRINCIPAL
                                       AMOUNT         VALUE

--------------------------------------------------------------------------------
BONDS AND NOTES -- 94.4%
--------------------------------------------------------------------------------

U.S. TREASURIES -- 2.2%

United States Treasury Notes
   5.75%    11/15/05
   (COST $985,777)               $   945,000  $     982,063(j)


FEDERAL AGENCIES -- 27.8%

Federal Home Loan Mortgage Corp.
   3.50%    09/15/03                 860,000        860,404(j)
   4.50%    06/15/03               1,455,000      1,477,276(j)
   5.00%    05/15/04               1,265,000      1,288,921(j)
   5.50%    05/15/02 - 07/15/06    2,282,000      2,298,806
   6.25%    10/15/02                 574,000        584,763
   6.88%    01/15/05                 236,000        250,750
                                                  6,760,920
Federal National Mortgage Assoc.
   3.50%    09/15/04                 815,000        802,009(j)
   5.50%    02/15/06                 330,000        335,828
   6.00%    12/15/05               1,380,000      1,430,881
   7.00%    07/15/05                 520,000        555,833
                                                  3,124,551
Student Loan Marketing Assoc.
   (Series A)
   5.00%    06/30/04               2,635,000      2,684,406

TOTAL FEDERAL AGENCIES
   (COST $12,498,940)                            12,569,877


AGENCY MORTGAGE BACKED -- 53.1%

Federal Home Loan Mortgage Corp.
   6.00%    12/01/08                   2,342          2,364(h)
   6.50%    03/01/31                 986,424        982,104
   7.00%    02/01/12                 437,946        455,736


                                    PRINCIPAL
                                       AMOUNT         VALUE


   7.50%    08/01/30 - 11/01/30   $1,952,672 $    2,021,620
   8.00%    08/01/03                   1,005          1,012
                                                  3,462,836
Federal National Mortgage Assoc.
   7.00%    07/01/31                 615,934        628,170
   7.50%    05/01/24 - 01/01/31    4,420,437      4,591,814
   8.00%    03/01/22 - 01/01/30    2,223,395      2,348,105
   8.50%    02/01/18 - 09/01/31    2,607,252      2,772,812
   9.00%    08/01/10 - 09/01/31    3,242,173      3,465,467
                                                 13,806,368
Government National Mortgage Assoc.
   7.50%    02/15/09 - 11/15/31    4,910,181      5,145,016
   8.00%    07/15/17                 234,084        250,292
   9.00%    08/15/09 - 12/15/09    1,144,981      1,238,384
   9.50%    12/15/09                  86,512         95,069
                                                  6,728,761

TOTAL AGENCY MORTGAGE BACKED
   (COST $24,015,044)                            23,997,965


AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS -- 6.2%

Federal Home Loan Mortgage Corp.
   2.00%    05/15/02                      41             86(g)
   8.00%    10/15/10                 419,479        437,982
   43.50%   06/15/02                      19             30(g)
                                                    438,098
Federal National Mortgage Assoc.
   5.90%    04/25/02               1,794,579        203,573(g,i)
   6.07%    05/25/14                  15,236         15,592(r)
   6.50%    10/25/21               4,000,000        837,500(g)
   7.00%    06/18/13               1,290,237      1,327,332
                                                  2,383,997

TOTAL AGENCY COLLATERALIZED
   MORTGAGE OBLIGATIONS
   (COST $2,792,162)                              2,822,095


ASSET BACKED -- 2.7%

Capital Asset Research Funding LP
   6.40%    12/15/04                  18,396         17,881
Capital Auto Receivables Asset Trust
   4.60%    09/15/05                 540,000        549,465
CIT Rv Trust
   5.78%    07/15/08                  26,990         27,205
Discover Card Master Trust I
   5.30%    11/16/06                 110,000        112,282
   5.90%    10/15/04                  93,000         93,116
Ford Credit Auto Owner Trust
   4.31%    06/15/05                 120,000        121,179
   7.09%    11/17/03                 179,078        182,212
Ford Credit Auto Owner Trust
   (Series B)
   4.72%    08/15/04                  90,000         90,583
Green Tree Financial Corp.
   6.90%    04/15/18                  19,853         20,443
Lehman FHA Title I Loan Trust
   7.30%    05/25/17                   2,397          2,423

------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                   GE SHORT-TERM GOVERNMENT FUND
                             SCHEDULE OF INVESTMENTS  March 31, 2002 (unaudited)



                                    PRINCIPAL
                                       AMOUNT         VALUE

Premier Auto Trust
   6.27%    04/08/03            $        452  $         454
Provident Bank Home Equity
   Loan Trust
   6.72%    06/25/04                   4,509          4,604

TOTAL ASSET BACKED
   (COST $1,204,080)                              1,221,847


CORPORATE NOTES -- 2.2%

DaimlerChrysler NA Holding Corp.
   2.12%    06/17/02
   (COST $1,000,000)               1,000,000        996,036(i,p)


NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS -- 0.2%

Asset Securitization Corp.
   6.50%    02/14/41                  65,887         67,635
GS Mortgage Securities Corp. II
   6.94%    07/13/30                  21,920         22,478

TOTAL NON-AGENCY COLLATERALIZED
   MORTGAGE OBLIGATIONS
   (COST $88,499)                                    90,113


TOTAL INVESTMENTS IN SECURITIES
   (COST $42,584,502)                            42,679,996

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 14.7%
--------------------------------------------------------------------------------

FEDERAL AGENCIES -- 6.9%

Federal Farm Credit
   Discount Notes
   5.50%    04/03/02               2,200,000      2,199,782(d)
Federal National Mortgage
   Assoc. Discount Notes
   (Class A)
   5.50%    04/03/02                 900,000        899,912(d)


                                      NUMBER
                                    OF SHARES         VALUE
--------------------------------------------------------------------------------
GEI Short-Term
   Investment Fund                 3,559,935      3,559,935

TOTAL SHORT-TERM INVESTMENTS
   (COST $6,659,629)                              6,659,629


LIABILITIES IN EXCESS OF OTHER ASSETS,
   NET (9.1)%                                    (4,096,326)
                                              -------------

NET ASSETS--100%                              $  45,243,299
                                              =============

-------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                              GE TAX-EXEMPT FUND

Q&A


Q. HOW DID THE GE TAX-EXEMPT FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE SIX MONTHS ENDED MARCH 31, 2002?

A. The GE Tax-Exempt Fund declined by 0.69% for Class A shares, 1.06% for Class B shares, 1.17% for Class C shares and 0.62% for Class Y shares for the six-month period ended March 31, 2002. By comparison, our benchmark, the Lehman Brothers 10-Year Municipal Bond Index, returned 0.08%, and the average return for the 338 funds in our Lipper Intermediate Municipal Debt peer group returned -0.15% for the same period.

Q. WHAT DOMESTIC AND WORLD EVENTS HAD A MAJOR IMPACT ON THE FINANCIAL MARKETS AND HOW DID THEY AFFECT THE FUND?

A. During early 2001 the U.S. economy was poised on the edge of a recession. Rising unemployment, combined with reduced consumer spending and sluggish corporate earnings, combined to create havoc in the U.S equity market. The events of September 11th exacerbated this already fragile environment and severely impacted the U.S. economy. The Federal Reserve responded to a slowing economy by systematically reducing short-term interest rates eleven times over the course of the year. As a result of the Fed's accommodative monetary policy, shorter-term maturities, in both the taxable and tax-exempt bond markets, outperformed longer-term bonds. The Fund did not have a significant exposure to shorter-term debt securities and trailed the Index as a result.

Q.  WHAT HAS YOUR INVESTMENT STRATEGY BEEN FOR THE FUND?

A. Our major investment objective is to structure a portfolio which not only provides income exempt from federal taxation, but will also perform throughout several interest rate cycles. Over the last two quarters we have significantly diversified holdings in the portfolio. The average holding size has been reduced and the number of holdings has been increased. Capital preservation remains the overriding theme in our investment process. As a result, high quality bonds continue to form the foundation of the portfolio. Over the last quarter we have reduced our interest rate exposure and have invested across a broad range of bonds crossing different maturity levels. We have also reduced holdings among intermediate-term securities. In addition we have increased our cash position as a defensive measure, given the recent rise in market volatility.

Q. WHAT SECTORS OF THE MARKET PERFORMED WELL FOR THE FUND, AND WHICH DETRACTED FROM PERFORMANCE?

A. With the notable exception of the transportation sector, which was adversely affected by struggles facing the commercial airline industry, revenue bonds were the best performing sector in the Lehman Brothers' 10 year Index. After several years of underperformance, healthcare bonds were the best performing revenue bond. In general, lower quality, higher yielding assets outperformed in the investment grade sector of the market and contributed significantly to the Index total rate of return. While the Fund had an overweight position in the revenue bond sector, and was active in the healthcare sector, we generally opted for bonds with higher credit quality rather than higher yield, and that detracted slightly from performance.

Q.  WHAT IS THE OUTLOOK FOR THE FUND?

A. While consensus opinion calls for an improving economy and ascending interest rates in 2002, the timing and shape of the economic recovery, as well as the subsequent rise in interest rates, are widely debated. Even though signs of economic improvement have emerged, we do not anticipate any dramatic turnaround through the first half of the year. The Federal Reserve will continue to be vigilant in its fight against inflation and we do not expect a change in its policy until the economy has demonstrated several months of positive performance. On balance, we feel that the lack of inflationary pressure should allow bonds to perform well for the foreseeable future. Municipal bonds as a result, should remain an attractive investment vehicle. We will continue to maintain our discipline, emphasizing credit quality and structure in our bond selection process, while effectively managing our interest rate exposure.

                                                              GE TAX-EXEMPT FUND


-------------------------------------------
QUALITY RATINGS
AS OF MARCH 31, 2002
as a % of Market Value
-------------------------------------------
Moody's/                     Percentage of
S&P Rating*                  Market Value
-------------------------------------------
Aaa or better                   76.28%
Aa to A                         21.64%
Below A                          2.08%
-------------------------------------------
                               100.00%


INVESTMENT PROFILE
A mutual fund designed for investors who seek as high a level of income exempt from Federal income taxation as is consistent with preservation of capital by investing primarily in investment-grade municipal securities.

LIPPER PERFORMANCE COMPARISON
Intermediate Municipal Debt Peer Group
Based on average annual total returns for the periods ended 3/31/02

                    SIX     ONE    FIVE
                  MONTHS   YEAR    YEAR
                  ------   ----    ----
Number of
Funds in
peer group:        338      327     245
----------------------------------------
Peer group
average annual
total return:   -0.15%    2.93%   4.83%
----------------------------------------
Lipper categories in peer group: Intermediate Municipal Debt, including single state Funds


CHANGE IN VALUE OF A $10,000 INVESTMENT


CLASS A SHARES++

[LINE CHART OMITTED - PLOT POINTS AS FOLLOWS:]

              GE Tax-Exempt              GE Tax-Exempt
                  Fund                    Fund w/load                  LBMI

9/8/93          10000.00                     9575.00                 10000.00
9/94             9883.82                     9463.75                  9937.91
9/95            10813.77                    10354.18                 11111.26
9/96            11508.82                    11019.69                 11648.86
9/97            12403.79                    11876.63                 12756.67
9/98            13189.25                    12628.70                 13880.61
9/99            12945.99                    12395.78                 13817.31
9/00            13608.36                    13030.01                 14699.68
9/02            15006.26                    14368.49                 16170.01
3/02            14903.02                    14269.64                 16182.51

AVERAGE ANNUAL
TOTAL RETURN

                               SIX       ONE      FIVE       SINCE
                             MONTHS     YEAR      YEAR     INCEPTION
                             ------     -----     -----    ---------
GE Tax-Exempt                -0.69%     2.86%     4.71%      4.77%
GE Tax-Exempt W/LOAD         -4.90%    -1.55%     3.80%      4.24%
   MAXIMUM LOAD OF 4.25%
LBMI                          0.08%     3.49%     6.20%      5.77%


CLASS B SHARES

[LINE CHART OMITTED - PLOT POINTS AS FOLLOWS:]

               GE Tax-Exempt              GE Tax-Exempt
                   Fund                    Fund w/load                  LBMI

9/8/93           10000.00                    10000.00                 10000.00
9/94              9826.66                     9826.66                  9937.91
9/95             10759.89                    10759.89                 11111.26
9/96             11450.52                    11450.52                 11648.86
9/97             12305.35                    12305.35                 12756.67
9/98             13003.81                    13003.81                 13880.61
9/99             12699.14                    12699.14                 13817.31
9/00             13261.65                    13261.65                 14699.68
9/02             14513.33                    14513.33                 16170.01
3/02             14359.71                    14359.71                 16182.51

AVERAGE ANNUAL
TOTAL RETURN

                              SIX     ONE    FIVE    SINCE
                             MONTHS   YEAR   YEAR   INCEPTION
                             ------   ----   ----   ---------
GE Tax-Exempt                -1.06%   2.08%  4.06%    4.37%
GE Tax-Exempt W/LOAD         -3.97%  -0.88%  4.06%    4.37%
   MAXIMUM LOAD               3.00%   3.00%  0.00%    0.00%
LBMI                          0.08%   3.49%  6.20%    5.77%


CLASS C SHARES

[LINE CHART OMITTED - PLOT POINTS AS FOLLOWS:]

             GE Tax-Exempt              GE Tax-Exempt
                 Fund                    Fund w/load                  LBMI

9/30/99        10000.00                    10000.00                 10000.00
12/99           9937.60                     9937.60                  9985.70
3/00           10095.47                    10095.47                 10218.03
6/00           10237.12                    10237.12                 10381.01
9/00           10442.62                    10442.62                 10638.59
12/00          10838.52                    10838.52                 11060.22
3/02           11067.99                    11067.99                 11317.08
6/02           11119.05                    11119.05                 11366.38
9/02           11428.66                    11428.66                 11702.72
12/02          11240.83                    11240.83                 11571.27
3/02           11295.05                    11295.05                 11711.77

AVERAGE ANNUAL
TOTAL RETURN

                               SIX     ONE     SINCE
                              MONTHS  YEAR   INCEPTION
                              ------  ----   ---------
GE Tax-Exempt                 -1.17%  2.05%    4.99%
GE Tax-Exempt W/LOAD          -2.14%  1.07%    4.99%
   MAXIMUM LOAD                1.00%  1.00%    0.00%
LBMI                           0.08%  3.49%    6.52%


CLASS Y SHARES

[LINE CHART OMITTED - PLOT POINTS AS FOLLOWS:]

                    GE Tax-Exempt
                        Fund                       LBMI

9/26/97               10000.00                    10000.00
3/98                  10290.81                    10364.83
9/98                  10744.11                    10881.06
3/99                  10838.44                    11014.62
9/99                  10596.57                    10831.44
3/00                  10747.08                    11067.60
9/00                  11175.89                    11523.13
3/02                  11906.43                    12258.03
9/02                  12349.61                    12675.73
3/02                  12273.02                    12685.53

AVERAGE ANNUAL
TOTAL RETURN

                     SIX    ONE     SINCE
                    MONTHS  YEAR  INCEPTION
                    ------  ----  ---------
GE Tax-Exempt      -0.62%  3.08%   4.64%
LBMI                0.08%  3.49%   5.43%

*MOODY'S INVESTORS SERVICES, INC. AND STANDARD & POOR'S ARE NATIONALLY RECOGNIZED STATISTICAL RATING ORGANIZATIONS.

SEE NOTES TO PERFORMANCE FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                                                              GE TAX-EXEMPT FUND
                              SCHEDULE OF INVESTMENTS March 31, 2002 (unaudited)

GE TAX-EXEMPT FUND

MARKET VALUE OF $36,370 (IN THOUSANDS)

[PIE CHART OMITTED - PLOT POINTS AS FOLLOWS:]


Health                             15.7%
General Obligation                 14.0%
Water & Sewer                      13.4%
Short Term                         12.5%
Utilities                          11.2%
Transportation                      9.6%
Housing                             8.1%
Education                           7.2%
Lease/Others                        6.3%
Sales Tax                           2.0%


                                    PRINCIPAL
                                       AMOUNT         VALUE

--------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- 91.6%
--------------------------------------------------------------------------------
ALABAMA -- 1.7%

Alabama State University
   (MBIA Insured)
   4.90%    01/01/12             $   595,000  $     590,335(o)

ARIZONA -- 1.8%

Arizona State University
   (FSA Insured)
   5.25%    07/01/12                 595,000        629,546(o)

ARKANSAS -- 1.2%

Arkansas Housing Development
   Agency, Escrowed To Maturity
   8.38%    07/01/11                 315,000        404,154(m)

CALIFORNIA -- 4.2%

Sacramento Municipal Utility District,
   Escrowed To Maturity
   9.00%    05/20/02                 850,000      1,091,519(m)
San Diego CA
   Ser D, Escrowed To Maturity
   6.80%    05/20/02                  55,000         65,281(m)
   Ser B, Escrowed To Maturity
   8.88%    05/20/02                 250,000        301,060(m)
                                                  1,457,860

COLORADO -- 1.8%

Colorado Springs CO
   Escrowed To Maturity
   8.50%    11/15/11                 100,000        122,753(m)
Denver City & County CO
   Escrowed To Maturity
   7.00%    08/01/10                 460,000        516,249(m)
                                                    639,002

                                    PRINCIPAL
                                       AMOUNT         VALUE

CONNECTICUT -- 4.3%

Connecticut St.Housing
   Finance Auth.,
   6.05%    05/15/05                $410,000 $      429,586
Connecticut State Health &
   Educational Facilities Auth.,
   (MBIA Insured)
   5.50%    07/01/06                 250,000        262,720(o)
   Ser. A, Escrowed To Maturity
   7.00%    05/20/02                 705,000        792,998(m)
                                                  1,485,304

FLORIDA -- 5.3%

Florida St., Escrowed To Maturity
   10.00%   07/01/14                 235,000        335,575(m)
Gainesville FL Ser. D,
   Escrowed To Maturity
   8.13%    05/20/02                 175,000        208,297(m)
Jacksonville Health Facilities Auth.,
   Class A Escrowed To Maturity
   11.50%   05/20/02                 200,000        314,062(m)
Miami Beach Health Facilities
   Auth., Class A
   6.13%    11/15/11                 250,000        231,373
North Broward Hospital
   District Class A
   5.25%    03/15/07                 740,000        736,300
                                                  1,825,607

GEORGIA -- 4.3%

Clarke County Hospital Auth.,
   Ser A, Escrowed To Maturity
   (MBIA Insured)
   9.88%    07/01/02                  80,000         91,927(m,o)
Columbus Medical Center
   Hospital Auth.,
   Ser P, Escrowed To Maturity
   7.75%    05/20/02                 305,000        352,431(m)
Metropolitan Atlanta Rapid
   Transportation Auth.,
   Escrowed To Maturity
   7.00%    05/20/02                 435,000        518,564(m)
Private Colleges & Universities
   Auth., Ser D
   6.00%    06/01/11                 500,000        523,830
                                                  1,486,752

HAWAII -- 1.6%

Hawaii St. Ser A (FSA Insured)
   5.75%    02/01/14                 500,000        541,785(o)

IDAHO -- 2.4%

Idaho Falls ID,
   Prerefunded 04/01/07 @ 100
   10.38%   10/01/02                 640,000        820,166(n)


-----------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                              GE TAX-EXEMPT FUND
                              SCHEDULE OF INVESTMENTS March 31, 2002 (unaudited)


                                    PRINCIPAL
                                       AMOUNT         VALUE

ILLINOIS -- 2.3%

Chicago Housing Auth.,
   5.00%    07/01/09                $765,000  $     780,101
Chicago IL,
   Prerefunded 01/01/03 @ 102,
   (FGIC Insured)
   6.30%    01/01/03                  20,000         21,030(n,o)
                                                    801,131

INDIANA -- 4.3%

Indiana Toll Road Commission,
   Escrowed To Maturity
   9.00%    01/01/15                 580,000        785,685(m)
Purdue University
   5.25%    07/01/11                 200,000        210,236
Richland-Bean Blossom School
   Building Corp.
   Ser F (FGIC Insured)
   5.00%    07/15/11                 500,000        514,385(o)
                                                  1,510,306

IOWA -- 2.8%

Muscatine IA, Escrowed To Maturity
   9.70%    07/01/02                 755,000        975,513(m)

MASSACHUSETTS -- 7.2%

Massachusetts St. Class A
   4.00%    09/01/03                 775,000        793,523
   5.25%    11/01/03                 500,000        512,005
Massachusetts State Port Auth.,
   Class A
   5.50%    11/15/04                 750,000        754,628
Massachusetts State Port Auth.,
   Escrowed To Maturity
   13.00%   05/20/02                 285,000        429,224(m)
                                                  2,489,380

MICHIGAN -- 4.4%

Michigan State Hospital Finance Auth.,
   Escrowed To Maturity
   9.00%    05/20/02                 610,000        731,628(m)
Wayne County MI
   5.25%    10/01/08                 750,000        780,795
                                                  1,512,423

MINNESOTA -- 0.3%

Western Minnesota Municipal Power
   Agency, Escrowed To Maturity
   6.63%    07/01/02                 100,000        115,237(m)

MISSISSIPPI -- 1.5%

Mississippi St.
   5.50%    09/01/14                 500,000        536,085


                                    PRINCIPAL
                                       AMOUNT         VALUE

NEW JERSEY -- 4.0%

Atlantic County Improvement Auth.,
   Escrowed To Maturity
   (AMBAC Insured)
   7.40%    05/13/02                $325,000   $    381,141(m,o)
Atlantic County Improvement Auth.,
   Ser B, Escrowed To Maturity
   (MBIA Insured)
   7.40%    07/01/16                 175,000        213,766(m,o)
New Jersey St.Housing & Mortgage
   Finance Agency Class A
   (FSA Insured)
   5.40%    03/01/06                 515,000        510,782(o)
New Jersey St.Turnpike Auth.,
   Class A (AMBAC Insured)
   6.50%    01/01/16                 250,000        292,000(o)
                                                  1,397,689

NEW YORK -- 5.0%

Erie County Water Auth.,
   Escrowed To Maturity,
   (AMBAC Insured)
   6.00%    12/01/08                 400,000        435,700(m,o)
New York State Dormitory Auth.,
   Class A
   5.20%    02/15/08                 200,000        199,694
Class A, Escrowed To Maturity
   7.38%    05/20/02                 755,000        904,807(m)
Refunded (Class A)
   7.50%    05/15/11                  55,000         67,022(n)
New York State Dormitory Auth.,
   Class B
   7.50%    05/15/11                 110,000        128,632
                                                  1,735,855

NORTH CAROLINA -- 1.9%

North Carolina Municipal Power
   Agency No 1 Catawba, Class A,
   Escrowed To Maturity
   10.50%   03/15/02                 525,000        655,835(m)

OHIO -- 5.1%

Columbus Ohio,
   Prerefunded 07/01/02 @ 102
   6.00%    07/01/02                  50,000         51,538(n)
Hamilton County Ohio
   7.00%    07/01/02                 750,000        771,773
Ohio State Water Development Auth.,
   Escrowed To Maturity
   (AMBAC Insured)
   7.00%    05/03/02                 385,000        437,961(m,o)
Steubenville Ohio
   5.75%    10/01/10                 500,000        517,495
                                                  1,778,767

-----------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                              GE TAX-EXEMPT FUND
                              SCHEDULE OF INVESTMENTS March 31, 2002 (unaudited)


                                    PRINCIPAL
                                       AMOUNT         VALUE
PENNSYLVANIA -- 9.6%

Allegheny County Hospital
   Development Auth.,
   Escrowed To Maturity
   7.38%    05/20/02                $495,000   $    573,378(m)
Delaware River Port Auth.,
   Pa & N J, Escrowed To Maturity
   6.50%    05/20/02                 275,000        303,963(m)
Pennsylvania St.
   5.25%    02/01/10                 545,000        575,967
Philadelphia Hospitals & Higher
   Education Facilities Auth.,
   Series B, Escrowed To Maturity
   6.00%    06/01/03                 165,000        169,166(m)
Philadelphia PA (MBIA Insured)
   6.25%    05/15/03                 250,000        282,858(o)
Philadelphia PA,
   Escrowed To Maturity
   (MBIA Insured)
   7.00%    05/15/20                 415,000        495,917(m,o)
Pittsburgh Urban Redevelopment
   Auth., Ser B, Escrowed To Maturity
   (FGIC Insured)
   7.25%    05/03/02                 830,000        985,766(m,o)
                                                  3,387,015

PUERTO RICO -- 2.2%

Puerto Rico Aqueduct & Sewer Auth.,
   Ser A, Escrowed To Maturity
   10.25%   05/16/02                 605,000        751,501(m)

RHODE ISLAND -- 1.4%

Rhode Island Health & Educational
   Building Corp. Ser D
   (AMBAC Insured)
   4.60%    06/01/12                 500,000        484,865(o)

SOUTH CAROLINA -- 2.4%

Grand Strand Water & Sewer Auth.,
   Ser A (FSA Insured)
   5.38%    06/01/12                 500,000        527,220(o)
Richland-Lexington Airport District
   (FSA Insured)
   5.00%    01/01/10                 300,000        308,820(o)
                                                    836,040

TEXAS -- 4.1%

Houston TX
   Class A (AMBAC Insured)
   5.75%    12/01/12                 500,000        528,595(o)


                                    PRINCIPAL
                                       AMOUNT         VALUE

Houston TX
   Class Y Escrowed To Maturity
   (MBIA Insured)
   9.38%    10/01/02                $665,000  $     895,828(m,o)
                                                  1,424,423

VIRGINIA -- 0.9%

Virginia Housing Development Auth.,
   Commonwealth Mortgage
   4.45%    07/01/11                 320,000        315,942

WASHINGTON -- 0.1%

Snohomish County Public Utility
   District No 1,
   Escrowed To Maturity
   6.38%    05/20/02                  20,000         21,506(m)

WISCONSIN -- 3.5%

Milwaukee WI Class A
   (FSA Insured)
   5.25%    12/15/06                 575,000        596,908(o)
Wisconsin St. Escrowed To Maturity
   6.60%    07/01/11                 525,000        611,155(m)
                                                  1,208,063

TOTAL INVESTMENTS IN SECURITIES
   (COST $31,470,073)                            31,818,087


--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 13.1%
--------------------------------------------------------------------------------

National Australia Fdg Del Inc.
   1.82%    04/04/02               1,400,000      1,399,788
UBS AG
   1.85%    04/01/02               1,430,000      1,430,000


                                      NUMBER
                                    OF SHARES        VALUE
--------------------------------------------------------------------------------
GEI Short-Term
   Investment Fund                 1,722,211      1,722,211

TOTAL SHORT-TERM INVESTMENTS
   (COST $4,551,999)                              4,551,999


LIABILITIES IN EXCESS OF OTHER ASSETS,
   NET (4.7)%                                    (1,623,748)
                                              -------------


NET ASSETS-- 100%                             $  34,746,338
                                              =============

-----------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                              GE HIGH YIELD FUND

Q&A


Q. HOW DID THE GE HIGH YIELD FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE SIX MONTHS ENDED MARCH 31, 2002?

A. The GE High Yield Fund returned 3.25% for the six months ended March 31, lagging behind the 8.31% return for its benchmark index, the CSFB Global High Yield Index. The average return for the 402 funds in our Lipper High Yield Taxable peer group was 6.36%

Q.  WHAT ACCOUNTED FOR THE FUND'S PERFORMANCE DURING THE PERIOD?

A. The high yield market rebounded significantly in the fourth quarter of 2001 following the events of September 11th, and the rebound continued through the first quarter of 2002. Strength in the equity market, and strong cash flows into the high yield asset class, gave investors confidence to spend cash and push most prices higher during the fourth quarter. January and March were both very good months as a rapidly improving economy, strong flows into the asset class, and a rally in the equity markets, pushed prices higher in most sectors of the high yield market. Investors appear to believe that the recession is ending and that high yield bonds will provide good returns, as they have in the past when the economic cycle changes for the better. Almost $3 billion of money moved into high yield funds during the month of March including two consecutive weeks with flows over $1 billion.

    Poor security selection within the cable television and metals sectors contributed to our under-performance of the index, as did our overweight position in the generally weak cable, wireless, and fixed-line telecom sectors. Also, the Fund's higher credit quality hurt returns, as lower quality bonds performed better due to improvement in the economy. Finally, our underweight allocations to the stronger aerospace and transportation sectors detracted from returns. On the positive side, our overweight position to the forest products, housing, and broadcasting sectors helped relative returns, as these sectors performed relatively well. We continue to emphasize bonds issued by cable, fixed-line telecom, and housing firms, while putting reduced emphasis on sectors we believe offer less potential, including utilities, manufacturing, and aerospace.

Q. WHAT EVENTS HAD A MAJOR IMPACT ON THE FINANCIAL MARKETS IN THE PAST SIX MONTHS AND HOW DID THIS IMPACT THE FUND?

A. Bonds issued by fixed-line telecommunications companies continued to be hurt by ongoing defaults, and many wireless companies had worse-than-expected business results in the most recent quarter due to the poor economic environment of late last year. Cable was hit hard by several poor performing European cable companies, along with Adelphia Communications disclosing large off-balance sheet borrowings.

Q.  DID THE INDUSTRY WEIGHTINGS OF THE FUND CHANGE?

A. The weightings changed to a moderate degree during the past six months, as we added to our energy and housing exposure and reduced our exposure, relative to the index, in bonds issued by gaming/leisure companies. Our main over-weights are communications, cable, forest products and housing. Our main under-weights are transportation, utilities, and many of the sectors related to the consumer, as we think consumer spending will lag the overall growth of the economy in 2002.

Q.  WHAT IS THE OUTLOOK FOR THE FUND?

A. It now appears that the U.S. economy will show significant growth in the first quarter of 2002. We believe that the current growth rate may slow, but will maintain a healthy pace throughout 2002. This should lead to better corporate earnings and lower defaults over the next 12 to 18 months. In addition, we believe that the high yield asset class will continue to draw strong interest from investors, as they seek higher yields and good total returns. This scenario should create a positive environment for the Fund.

                                                              GE HIGH YIELD FUND


--------------------------------------------------------------------------------
QUALITY RATINGS
AS OF MARCH 31, 2002
as a % of Market Value
--------------------------------------------------------------------------------
Moody's/                     Percentage of
S&P Rating*                  Market Value
--------------------------------------------------------------------------------

AAA                                 5.39%
A                                   0.40%
BBB                                19.06%
BB                                 29.03%
B                                  30.57%
CCC/CC/C                            7.13%
NR                                  8.42%
--------------------------------------------------------------------------------
                                  100.00%

 INVESTMENT PROFILE
 A mutual fund designed for investors who seek above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in high yield securities (including bonds rated below investment grade).

LIPPER PERFORMANCE COMPARISON
High Yield Taxable Peer Group
Based on average annual total returns for the periods ended 3/31/02

                    SIX MONTHS  ONE YEAR
                    ----------  --------
Number of
Funds in
peer group:             402       387
--------------------------------------------------------------------------------
Peer group
average annual
total return:         6.36%     -0.94%
--------------------------------------------------------------------------------
Lipper categories
in peer group:   High Yield Taxable


CHANGE IN VALUE OF A $10,000 INVESTMENT

CLASS A SHARES+

[LINE CHART OMITTED - PLOT POINTS AS FOLLOWS:]

                    GE High Yield              GE High Yield             SB High Yield            CS First Boston
                        Fund                    Fund w/load              Market Index               High Yield

12/31/98              10000.00                     9575.00                 10000.00                    10000.00
3/99                  10188.53                     9755.52                 10149.61                    10164.78
6/99                  10100.18                     9670.92                 10176.47                    10282.44
9/99                  10053.27                     9626.00                 10001.10                    10117.41
12/99                 10435.39                     9991.88                 10173.27                    10328.27
3/00                  10292.01                     9854.60                  9907.45                    10195.43
6/00                  10249.81                     9814.19                 10028.69                    10241.77
9/00                  10001.44                     9576.38                 10103.58                    10311.57
12/00                  9297.45                     8902.31                  9595.78                     9790.03
3/02                   9590.21                     9182.62                 10176.22                    10272.68
6/02                   9177.00                     8786.98                  9907.20                    10208.44
9/02                   8532.06                     8169.45                  9494.87                     9801.96
12/02                  8962.83                     8581.91                 10117.79                    10356.44
3/02                   8812.68                     8438.14                 10318.09                    10616.97

AVERAGE ANNUAL
TOTAL RETURN

                              SIX    ONE     SINCE
                             MONTHS  YEAR  INCEPTION
                             ------  ----  ---------
GE High Yield Fund           3.29%  -8.11%  -3.82%
GE High Yield Fund  W/LOAD  -1.17% -12.02%  -5.08%
   MAXIMUM LOAD OF 4.25%
CS First Boston High Yield   8.31%   3.35%   1.86%


CLASS B SHARES


[LINE CHART OMITTED - PLOT POINTS AS FOLLOWS:]

                    GE High Yield              GE High Yield             SB High Yield            CS First Boston
                        Fund                    Fund w/load              Market Index               High Yield

12/31/98              10000.00                    10000.00                 10000.00                  10000.00
3/99                  10170.37                    10170.37                 10149.61                  10164.78
6/99                  10073.53                    10073.53                 10176.47                  10282.44
9/99                   9997.31                     9997.31                  10001.1                  10117.41
12/99                 10358.11                    10358.11                 10173.27                  10328.27
3/00                  10197.01                    10197.01                  9907.45                  10195.43
6/00                  10147.37                    10147.37                 10028.69                  10241.77
9/00                   9871.99                     9871.99                 10103.58                  10311.57
12/00                  9159.67                     9159.67                  9595.78                   9790.03
3/02                   9430.92                     9430.92                 10176.22                  10272.68
6/02                   9019.76                     9019.76                  9907.20                  10208.44
9/02                   8359.14                     8359.14                  9494.87                   9801.96
12/02                  8765.06                     8765.06                 10117.79                  10356.44
3/02                   8602.56                     8516.53                 10318.09                  10616.97

AVERAGE ANNUAL
TOTAL RETURN

                             SIX      ONE     SINCE
                            MONTHS    YEAR  INCEPTION
                           -------  ------- ---------
GE High Yield Fund           2.91%   -8.78%  -4.53%
GE High Yield Fund  W/LOAD  -0.03%  -11.27%  -4.75%
   MAXIMUM LOAD              3.00%    3.00%   1.00%
CS First Boston High Yield   8.31%    3.35%   1.86%


CLASS C SHARES

[LINE CHART OMITTED - PLOT POINTS AS FOLLOWS:]

                    GE High Yield              GE High Yield             SB High Yield            CS First Boston
                        Fund                    Fund w/load              Market Index               High Yield

10/1/99               10000.00                    10000.00                 10000.00                  10000.00
12/99                 10371.49                    10371.49                 10172.16                  10208.41
03/00                 10198.54                    10198.54                  9906.36                  10077.11
06/00                 10148.84                    10148.84                 10027.58                  10122.91
09/00                  9873.49                     9873.49                 10102.47                  10191.90
12/00                  9160.91                     9160.91                  9594.73                   9676.42
3/02                   9443.87                     9443.87                 10175.10                  10153.46
6/02                   9020.54                     9020.54                  9906.12                  10089.97
9/02                   8359.83                     8359.83                  9493.82                   9688.20
12/02                  8765.15                     8765.15                 10116.68                  10236.26
3/02                   8614.72                     8614.72                 10316.96                  10493.76

AVERAGE ANNUAL
TOTAL RETURN

                             SIX     ONE     SINCE
                            MONTHS   YEAR  INCEPTION
                            ------  ------ ---------
GE High Yield Fund           3.05%  -8.78%  -5.79%
GE High Yield Fund  W/LOAD   2.07%  -9.61%  -5.79%
   MAXIMUM LOAD              1.00%   1.00%   0.00%
CS First Boston High Yield   8.31%   3.35%   1.95%


CLASS Y SHARES

[LINE CHART OMITTED - PLOT POINTS AS FOLLOWS:]

                  GE High Yield           SB High Yield         CS First Boston
                      Fund                Market Index            High Yield

12/31/98            10000.00                 10000.00              10000.00
3/99                10194.62                 10149.61              10164.78
6/99                10122.75                 10176.47              10282.44
9/99                10071.41                 10001.10              10117.41
12/99               10460.91                 10173.27              10328.27
3/00                10323.69                  9907.45              10195.43
6/00                10299.03                 10028.69              10241.77
9/00                10044.83                 10103.58              10311.57
12/00                9343.71                  9595.78               9790.03
3/02                 9643.83                 10176.22              10272.68
6/02                 9246.40                  9907.20              10208.44
9/02                 8590.22                  9494.87               9801.96
12/02                9029.45                 10117.79              10356.44
3/02                 8883.63                 10318.09              10616.97

AVERAGE ANNUAL
TOTAL RETURN

                              SIX    ONE     SINCE
                             MONTHS  YEAR  INCEPTION
                             ------ -----  ---------
GE High Yield Fund           3.42%  -7.88%  -3.58%
CS First Boston High Yield   8.31%   3.35%   1.86%


* MOODY'S INVESTORS SERVICES, INC. AND STANDARD & POOR'S ARE NATIONALLY RECOGNIZED STATISTICAL RATING ORGANIZATIONS.

SEE NOTES TO PERFORMANCE FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES.
PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                                                              GE HIGH YIELD FUND
                              SCHEDULE OF INVESTMENTS March 31, 2002 (unaudited)

GE HIGH YIELD FUND

MARKET VALUE OF $27,222 (IN THOUSANDS)

[PIE CHART OMITTED - PLOT POINTS AS FOLLOWS:]


GE High Yield Fund

Cable                                        9.1%
Telecommunications                           7.7%
Media and Entertainment                      7.6%
Gaming/Leisure                               7.4%
Healthcare                                   6.5%
Energy                                       6.1%
Forest Products                              5.4%
Short-Term                                   5.4%
Preferred Stock                              4.9%
Wireless                                     4.7%
Financial                                    4.5%
Chemicals                                    4.1%
Services                                     3.6%
Housing                                      3.5%
Utilities                                    2.9%
Transportation                               2.8%
Other                                        2.3%
Food/Tobacco                                 2.1%
Manufacturing                                1.8%
Packaging                                    1.5%
Metals                                       1.4%
Information Technology                       1.2%
Real Estate/Building                         1.1%
Food And Drug                                0.8%
Retail                                       0.8%
Aerospace                                    0.7%
Automotive                                   0.1%


                                       NUMBER
                                    OF SHARES  ^       VALUE

--------------------------------------------------------------------------------
COMMON STOCK -- 0.0%
--------------------------------------------------------------------------------
Focal Communications Corp.             2,345  $      10,013
Song Networks Holding AB ADR           2,912            888

TOTAL COMMON STOCK
   (COST $191,560)                                   10,901

                                   PRINCIPAL
                                       AMOUNT         VALUE
--------------------------------------------------------------------------------

CORPORATE BONDS AND NOTES -- 85.9%
--------------------------------------------------------------------------------

AEROSPACE -- 0.7%

Air Canada
   10.25%   03/15/11
   (COST $236,584)                  $240,000        187,200

AUTOMOTIVE -- 0.1%

Hayes Lemmerz International Inc.
   8.25%    12/15/03
   (COST $528,393)                   580,000         34,800(l)

CABLE -- 8.7%

Adelphia Communications
   9.38%    11/15/09                 350,000        327,250(h)
Adelphia Communications (Series B)
   8.38%    02/01/08                 125,000        108,750
British Sky Broadcasting PLC.
   6.88%    02/23/09                  70,000         65,847(h)
British Sky Broadcasting PLC.
   8.20%    07/15/09                 475,000        479,814
Callahan Nordrhein-Westfalen GmbH
   14.00%   07/15/05                 350,000         52,500


                                    PRINCIPAL
                                       AMOUNT ^        VALUE

Charter Communications Holdings,
   llc/Charter Communications
   Holdings Cap Corp.
   10.25%   01/15/05                $325,000    $   316,875(h)
CSC Holdings Inc.
   7.25%    07/15/08                 260,000        248,881(h)
Echostar DBS Corp.
   9.13%    01/15/06                 105,000        108,150(b)
   9.38%    02/01/04                 225,000        234,000
NTL Communications Corp.
   9.88%    11/15/09                 100,000  EUR    27,024
   11.88%   10/01/05                 170,000         59,500
NTL Inc. (Series B)
   10.75%   04/01/08                 425,000  GBP   169,670
Ono Finance
   14.00%   02/15/06                 160,000         75,200(b)
Pegasus Communications Corp.
   9.75%    12/01/02                  35,000         23,800
   12.50%   08/01/03                  15,000         11,550
RCN Corp.
   52.07%   10/15/02                 670,000        137,350(d)
United Pan-Europe
   Communications N.V. (Class A)
   10.88%   08/01/05                 265,000         34,450(l)

TOTAL CABLE
   (COST $3,787,021)                              2,480,611


CHEMICALS -- 3.9%

Acetex Corp.
   10.88%   08/01/05                  95,000         98,800
Equistar Chemicals LP/
   Equistar Funding Corp.
   10.13%   09/01/08                 165,000        169,950
Huntsman International LLC
   10.13%   07/01/04                 355,000  EUR   307,492
ISP Chemco Inc.
   10.25%   07/01/06                  80,000         84,600
ISP Holdings Inc.
   10.63%   12/15/05                 175,000        181,563(b)
Lyondell Chemical Co. (Series B)
   9.63%    05/01/07                 130,000        133,250
Messer Griesheim GmbH
   10.38%   06/01/11                 145,000  EUR   136,516

TOTAL CHEMICALS
   (COST $1,133,904)                              1,112,171


ENERGY -- 5.9%

BRL Universal Equipment 2001 A LP
   8.88%    02/01/06                 165,000        170,363
Chesapeake Energy Corp.
   8.13%    04/01/06                 345,000        345,863
Hanover Equipment Trust 2001 A
   8.50%    09/01/05                 130,000        130,650(b)
   8.75%    09/01/06                  50,000         50,000(b)
Husky Oil Co.
   8.90%    08/15/08                 395,000        396,975(i)
Magnum Hunter Resources Inc.
   9.60%    03/15/07                  35,000         36,663(b)

-----------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                              GE HIGH YIELD FUND
                              SCHEDULE OF INVESTMENTS March 31, 2002 (unaudited)

                                    PRINCIPAL
                                       AMOUNT ^        VALUE

Mail Well I Corp.
   9.63%    03/15/07                $100,000 $      103,000(b)
Stone Energy Corp. (Class A)
   8.25%    12/15/06                  90,000         92,025
Vintage Petroleum Inc.
   7.88%    05/15/06                 115,000        107,525
   9.75%    02/01/04                 230,000        230,000

TOTAL ENERGY
   (COST $ 1,636,662)                             1,663,064


FINANCIAL -- 4.3%

Anthem Insurance Cos. Inc.
   9.13%    04/01/10                 255,000        276,299(b)
Case Credit Corp.
   6.13%    02/15/03                  70,000         67,911
CIT Group Inc.
   5.63%    05/17/04                  90,000         88,747
   6.50%    02/07/06                  20,000         20,110
Golden State Bancorp Inc.
   7.13%    08/01/05                 230,000        227,663
Health Net Inc.
   8.38%    04/15/11                 230,000        239,191
iStar Financial Inc.
   8.75%    08/15/08                 165,000        169,973
Pemex Project Funding
   Master Trust
   9.13%    10/13/10                 125,000        134,375

TOTAL FINANCIAL
   (COST $ 1,140,336)                             1,224,269


FOOD AND DRUG -- 0.7%

CA FM Lease Trust
   8.50%    07/15/17
   (COST $204,760)                   207,136        210,177(b)


FOOD/TOBACCO -- 2.0%

Michael Foods Inc.
   11.75%   04/01/06                 140,000        152,600
Smithfield Foods Inc.
   8.00%    10/15/09                  30,000         30,525
Smithfield Foods Inc. (Class A)
   7.63%    02/15/08                 390,000        386,100

TOTAL FOOD/TOBACCO
   (COST $ 538,102)                                 569,225


FOREST PRODUCTS -- 5.2%

Indah Kiat Finance Mauritius
   10.00%   07/01/02                 675,000        148,500(l)
Louisiana-Pacific Corp.
   8.88%    08/15/10                  50,000         52,206
   10.88%   11/15/05                 155,000        167,013
Norampac Inc.
   9.50%    02/02/03                 335,000        355,938

                                    PRINCIPAL
                                       AMOUNT ^        VALUE

Pacifica Papers Inc.
   10.00%   03/15/04                $300,000  $     319,500
Riverwood International Corp.
   10.88%   05/16/02                 110,000        114,125
Tembec Industries Inc. (Class A)
   7.75%    03/15/12                  45,000         44,044(b)
   8.50%    02/01/11                 275,000        281,188

TOTAL FOREST PRODUCTS
   (COST $ 1,694,984)                             1,482,514


GAMING/LEISURE -- 7.1%

Harrah's Operating Co. Inc.
   (Series B)
   8.00%    02/01/11                 310,000        323,450
Hilton Hotels Corp.
   7.95%    04/15/07                  60,000         60,363
Horseshoe Gaming Holding Corp.
   8.63%    05/15/04                 325,000        338,000
Host Marriott Corp. (Series B)
   7.88%    08/01/02                 215,000        213,925
Host Marriott Corp.
   7.88%    08/01/03                 125,000        123,125
International Game Technology
   8.38%    05/15/09                 295,000        306,800
Park Place Entertainment Corp.
   8.50%    11/15/06                 100,000        104,445
   9.38%    02/15/07                  85,000         90,100
Six Flags Inc.
   8.88%    02/01/06                 140,000        141,750(b)
Station Casinos Inc. (Class A)
   8.38%    02/15/05                 200,000        206,000
   8.88%    12/01/03                 100,000        102,375

TOTAL GAMING/LEISURE
   (COST $1,907,178)                              2,010,333


HEALTHCARE -- 6.2%

Aetna Inc.
   7.88%    03/01/11                 295,000        290,666
AmerisourceBergen Corp.
   8.13%    09/01/08                 100,000        104,500
Fresenius Medical Care Capital Trust
   7.88%    02/01/08                 300,000        301,500
   7.88%    06/15/11                  75,000         74,813
HCA Inc.
   6.91%    06/15/05                 750,000        763,486(h)
   7.58%    09/15/25                 100,000         93,778
Omnicare Inc.
   8.13%    03/15/06                 125,000        131,563

TOTAL HEALTH CARE
   (COST $1,712,328)                              1,760,306


HOUSING -- 3.3%

Beazer Homes USA Inc.
   8.63%    05/15/06                 190,000        197,600
CB Richard Ellis Inc.
   11.25%   06/15/06                 150,000        141,000


-----------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                              GE HIGH YIELD FUND
                              SCHEDULE OF INVESTMENTS March 31, 2002 (unaudited)


                                    PRINCIPAL
                                       AMOUNT ^        VALUE

Centex Corp.
   7.88%    02/01/11                $280,000   $    288,931
DR Horton Inc. (Series B)
   8.00%    02/01/09                 125,000        126,250
Schuler Homes Inc.
   9.38%    07/15/05                 180,000        187,650

TOTAL HOUSING
   (COST $916,718)                                  941,431


INFORMATION TECHNOLOGY -- 1.2%

Fairchild Semiconductor
   International Inc.
   10.50%   02/01/05                  80,000         88,200
Flextronics International Ltd.
   8.75%    10/15/02                  10,000         10,200
   9.88%    07/01/05                  30,000         32,250
Solectron Corp.
   4.23%    11/20/05                 440,000        204,050(d)

TOTAL INFORMATION TECHNOLOGY
   (COST $330,310)                                  334,700


MANUFACTURING -- 1.8%

Case Corp.
   6.25%    12/01/03                  70,000         66,161
Flowserve Corp. (Series B)
   12.25%   08/15/05                 179,000        202,270
Foamex-LP
   10.75%   04/01/09                  60,000         61,575(b)
Manitowoc Co.
   10.38%   05/15/11                 110,000  EUR   103,084
Millennium America Inc.
   9.25%    06/15/08                  65,000         66,950

TOTAL MANUFACTURING
   (COST $468,864)                                  500,040


MEDIA AND ENTERTAINMENT -- 7.2%

Alliance Atlantis Communications Inc.
   13.00%   12/15/04                 240,000        270,000
Belo Corp. (Series B)
   8.00%    11/01/08                  70,000         71,213
Hollinger Participation Trust
   12.13%   11/15/10                 147,511        141,611(b)
Muzak LLC/Muzak Finance Corp.
   9.88%    03/15/04                 120,000        100,800
Nextmedia Operating Inc.
   10.75%   07/01/06                 155,000        166,238(b)
Primedia Inc.
   8.88%    05/15/06                 240,000        218,400
Quebecor Media Inc.
   11.13%   07/15/06                 155,000        168,175
   13.75%   07/15/06                  55,000         37,950
Radio One Inc.
   8.88%    07/01/06                  90,000         94,500
Satelites Mexicanos S.A. de C.V.
   (Class A)
   10.13%   05/16/02                 245,000        137,200


                                    PRINCIPAL
                                       AMOUNT ^        VALUE

TV Azteca S.A. de C.V. (Class A)
   10.50%   05/16/02                $250,000  $     253,750
Xm Satellite Radio Inc.
   14.00%   03/15/05                  85,000         60,350
Young Broadcasting Inc.
   10.00%   03/01/06                 205,000        213,200
Entravision Communications Corp.
   (Series B)
   8.13%    03/15/06                  60,000         60,600(b)
Corus Entertainment Inc.
   8.75%    03/01/07                  65,000         67,113(b)

TOTAL MEDIA AND ENTERTAINMENT
   (COST $2,022,543)                              2,061,100


METALS -- 1.4%

Glencore Nickel Pty. Ltd.
   9.00%    12/01/14                  60,000         10,800
Murrin Murrin Holdings Ltd.
   9.38%    09/01/02                 425,000         80,750
National Steel Corp.
   9.88%    03/01/04                 375,000         75,469
Phelps Dodge Corp.
   8.75%    06/01/11                 140,000        137,114
Republic Technologies
   International LLC/
   RTI Capital Corp.
   13.75%   07/15/04                 135,000          8,775(b,l)
Ucar Finance Inc. (Class A)
   10.25%   02/15/07                  75,000         78,750(b)

TOTAL METALS
   (COST $1,127,055)                                391,658


OTHER -- 2.2%

Brazilian Government
   International Bond
   11.00%   01/11/12                  55,000         51,150
Federal Republic of Brazil
   8.00%    04/15/14                 350,952        286,026
Colombia Government
   International Bond
   9.75%    04/23/09                 135,000        134,663(b)
Mexico Government
   International Bond (Series B)
   8.38%    01/14/11                 120,000        125,700

TOTAL OTHER
   (COST $757,271)                                  597,539


PACKAGING -- 1.5%

Owens-Illinois Inc.
   7.35%    05/15/08                  60,000         54,600
   7.50%    05/15/10                 370,000        336,700
   7.80%    05/15/18                  30,000         26,025

TOTAL PACKAGING
   (COST $317,310)                                  417,325


-----------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                              GE HIGH YIELD FUND
                              SCHEDULE OF INVESTMENTS March 31, 2002 (unaudited)


                                    PRINCIPAL
                                       AMOUNT ^        VALUE

REAL ESTATE/BUILDING -- 1.1%

Toll Corp. (Class A)
   8.25%    02/01/06
   (COST $298,380)                  $300,000 $      304,500

RETAIL -- 0.8%

HMV Media Group PLC.
   10.25%   05/15/03
   (COST $210,929)                   215,000        221,450

SERVICES -- 3.5%

Allied Waste North America (Series B)
   8.88%    04/01/08                 325,000        332,313
Encompass Services Corp. (Series B)
   10.50%   05/01/04                 110,000         60,500
Waste Management Inc.
   6.88%    05/15/09                  75,000         72,833
Waste Management Inc.
   7.13%    10/01/07                 425,000        421,069
   7.00%    10/15/06                 100,000        100,100

TOTAL SERVICES
   (COST $975,382)                                  986,815


TELECOMMUNICATIONS -- 7.3%

Adelphia Business Solutions Inc.
   13.00%   05/16/02                 300,000          6,750(l)
Corning Inc.
   4.91%    11/08/05                 400,000        205,000(d)
Esprit Telecom Group PLC.
   11.00%   06/15/08                 550,000  DEM       306(l)
Exodus Communications Inc.
   11.63%   07/15/05                 365,000         74,825(l)
Focal Communications Corp.
   59.32%   02/15/03                  49,000          8,820(d)
   11.88%   01/15/05                 315,000         88,200
Global Crossing Holding Ltd.
   9.63%    05/15/03                 225,000          4,781(l)
   8.70%    08/01/07                 395,000         12,838(l)
Globix Corp. (Series B)
   12.50%   02/01/05                 360,000         52,200(l)
GT Group Telecom Inc.
   63.55%   02/01/05                 615,000         33,825(d)
Intermedia Communications Inc.
   12.49%   07/15/02                 330,000        303,600(d)
KPNQwest N.V.
   10.00%   03/15/05                  25,000         18,387
Maxcom Telecomunicaciones
   S.A.de C.V.
   13.75%   04/01/07                 215,000         38,700
McLeodUSA Inc. (Series B)
   11.38%   01/01/09                 420,000        105,000(l)
Metromedia Fiber Network Inc.
   10.00%   12/15/04                 340,000         23,800
Netia Holdings BV
   10.25%   11/01/02                 125,000         20,000(l)
   13.50%   06/15/09                 125,000  EUR    16,345(l)


                                    PRINCIPAL
                                       AMOUNT ^        VALUE

Primus Telecommunications GP
   11.25%   01/15/04              $  305,000   $    112,850
   12.75%   10/15/04                  55,000         20,350
Psinet Inc.
   10.00%   05/16/02                 640,000         64,000(l)
PTC International Finance BV
   (Series A)
   12.72%   07/01/02                  75,000         74,910(d)
   11.25%   12/01/09                 150,000  EUR   135,993
Rhythms Netconnections Inc.
   14.00%   05/15/03                 825,000         90,750(d,l)
   14.00%   02/15/05                 175,000         11,375(l)
RSL Communications Ltd.
   12.25%   05/16/02                  50,000          2,500(l)
   1.00%    03/01/03                 500,000         21,250(d,l)
   9.13%    03/01/03                 230,000         11,500(l)
   12.00%   11/01/03                 275,000         13,750(l)
Salem Communications Holding
   Corp. (Class A)
   9.00%    07/01/06                 175,000        181,563
Song Networks N.V.
   12.38%   02/01/08                 175,000  EUR    24,981
   13.00%   05/15/09                 155,000  EUR    20,944
Telewest Communications PLC.
   22.39%   04/15/09                 470,000  GBP   244,596(d)
Viatel Inc.
   1.00%    04/15/03                 460,000          2,300(d,l)
WinStar Communications Inc.
   14.75%   04/15/05               1,845,000            185(l)
XO Communications Inc.
   10.75%   11/15/03                 475,000         59,375(l)

TOTAL TELECOMMUNICATIONS
   (COST $8,837,561)                              2,106,549


TRANSPORTATION -- 2.6%

ArvinMeritor Inc.
   8.75%    03/01/12                  60,000         61,984
Autonation Inc.
   9.00%    08/01/08                 105,000        110,250
Collins & Aikman Products
   10.75%   12/31/06                 175,000        176,750(b)
   11.50%   05/16/02                  30,000         27,750
Dana Corp.
   9.00%    08/15/11                 325,000  EUR   311,593
Lear Corp.
   8.11%    05/15/09                  60,000         61,500

TOTAL TRANSPORTATION
   (COST $731,276)                                  749,827


UTILITIES -- 2.7%

Calpine Corp.
   8.50%    02/15/11                 345,000        275,138
Mirant Americas Generation Inc.
   (Series B)
   8.30%    05/01/11                 200,000        185,000
PG&E National Energy Group Inc.
   (Series A)
   10.38%   05/16/11                 135,000        139,725

-----------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                              GE HIGH YIELD FUND
                              SCHEDULE OF INVESTMENTS March 31, 2002 (unaudited)


                                    PRINCIPAL
                                       AMOUNT ^        VALUE

Williams Cos. Inc.
   7.50%    01/15/31                $130,000  $     116,841
   7.75%    06/15/31                  65,000         60,143

TOTAL UTILITIES
   (COST $ 832,767)                                 776,847


WIRELESS -- 4.5%

American Cellular Corp.
   9.50%    10/15/05                  60,000         44,100
American Tower Corp.
   9.38%    02/01/05                 205,000        151,700
Centennial Cellular Corp./Centennial
   Cellular Operating Co. LLC
   10.75%   12/15/03                 350,000        150,500
CTI Holdings S.A. (Series B)
   107.38%  04/15/03                 295,000         20,650(d)
Dolphin Telecom PLC. (Series B)
   1.00%    05/15/04                 425,000             43(d,l)
Globalstar LP
   11.38%   05/16/02                 260,000         23,400(b,l)
Grupo Iusacell S.A.de C.V.
   14.25%   12/01/06                 210,000        216,300
Motient Corp.
   12.25%   04/01/03                 270,000        106,650(b)
Nextel Communications Inc.
   19.78%   09/15/02                 625,000        371,875(d,h)
   19.94%   02/15/03                 300,000        199,500(d)

TOTAL WIRELESS
   (COST $2,261,307)                              1,284,718


TOTAL CORPORATE BONDS AND NOTES
   (COST $34,607,625)                            24,409,169


                                      NUMBER
                                    OF SHARES         VALUE
--------------------------------------------------------------------------------
PREFERRED STOCK -- 4.7%
--------------------------------------------------------------------------------

Broadwing Communications Inc.            379        159,180
Crown Castle
   International Corp.                   206         13,105
Dobson Communications Corp.              428        346,754
Intermedia Communications Inc.
   (Series B)                            129        106,606
Nextel Communications Inc.
   (Series D) (Regd.)                    240         97,014
Paxson Communications Corp.               26        242,202
Primedia Inc. (Series D)                 280         14,280
Primedia Inc. (Series F)                 360         16,920
SW Acquisition LP                        323        328,064
TNP Enterprises Inc.
   (Series D) (Regd.)                    250          7,500
XO Communications Inc.                 2,057            206
XO Communications Inc.
   (Series B)                            272            272

TOTAL PREFERRED STOCK
   (COST $1,912,352)                              1,332,103


                                       NUMBER
                                    OF SHARES          VALUE
--------------------------------------------------------------------------------
WARRANTS -- 0.0%
--------------------------------------------------------------------------------

Globalstar Telecommunications Ltd.
   (Class Y)                             900    $         9
GT Group Telecom Inc.                    615          1,230
Maxcom Telecomunicaciones
   S.A. de C.V.                          215             22
Motient Corp.                         15,000              2
Occidente Y Caribe Celular            19,600            196
Republic Technologies
   International LLC (Class D)           135              1
XM Satellite Radio
   Holdings Inc.                         150            289

TOTAL WARRANTS
   (COST $112,929)                                    1,749


TOTAL INVESTMENTS IN SECURITIES
   (COST $36,824,466)                            25,753,922


--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 5.2%
--------------------------------------------------------------------------------

GEI Short-Term Investment Fund
   (COST $1,468,421)               1,468,421      1,468,421

OTHER ASSETS AND LIABILITIES,
   NET 4.2%                                       1,198,981
                                              -------------


NET ASSETS-- 100%                             $  28,421,324
                                              =============


FORWARD FOREIGN CURRENCY CONTRACTS
--------------------------------------------------------------------------------

At March 31, 2002, the outstanding forward foreign currency contracts, which obligate the GE High Yield Fund to deliver currencies at a specified date, were as follows:

                                                  U.S. $   UNREALIZED
                                     SETTLEMENT  CURRENT  APPRECIATION/
        EXCHANGED FROM EXCHANGED TO    DATE       VALUE  (DEPRECIATION)
--------------------------------------------------------------------------------


PURCHASES
          EUR 25,000   USD $  21,670 4/30/02   $   21,735    $    65
          GBP 25,000   USD $  35,295 4/30/02   $   35,532    $   237
          GBP 40,000   USD $  57,005 4/30/02   $   56,852    $  (153)
                                               ----------    -------
                                               $  114,119    $   149
                                               ----------    -------

SALES
          EUR 115,000  USD $  99,073 4/30/02   $   99,980    $  (907)
          EUR 150,000  USD $129,233 4/30/02    $  130,408    $(1,175)
          EUR 430,000  USD $375,476 4/30/02    $  373,836    $ 1,640
          GBP 165,000  USD $231,425 4/30/02    $  234,513    $(3,088)
          GBP 35,000   USD $  49,980 4/30/02   $   49,745    $   235
          GBP 100,000  USD $141,340 4/30/02    $  142,130    $  (790)
                                               ----------    -------
                                               $1,030,612    $(4,085)
                                               ----------    -------
NET UNREALIZED DEPRECIATION                                  $(3,936)
                                                             =======


-----------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                     GESTRATEGIC INVESTMENT FUND

Q&A


Q. HOW DID THE GE STRATEGIC INVESTMENT FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE SIX-MONTH PERIOD ENDED MARCH 31, 2002?

A. The GE Strategic Investment Fund had a return of 8.34% for Class A shares, 7.93% for Class B shares, 7.91% for Class C shares, and 8.46% for Class Y shares, for the six-month period ended March 31, 2002. During the same period, the Fund's broad based benchmarks, the Standard & Poor's 500 Composite Price Index increased 11.00% and the Lehman Brothers Aggregate Bond Index increased 0.14%. The Fund outperformed its Lipper peer group of 297 Flexible funds, which returned an average of 7.06%.

Q.  WHAT WERE THE PRIMARY DRIVERS OF FUND PERFORMANCE?

A. The US Equity portion of the Fund outperformed the S&P 500 Index due to solid stock selection in the technology sector. In particular, service companies continued to perform well as investors valued their resiliency in this difficult environment. Core holdings First Data and Equifax both had double-digit returns in the first quarter. In the capital goods sector, holdings Dover and Molex also delivered double-digit returns to start the year. Investors looking for an economic recovery in the second half of the year, expect prior restructuring and cost cutting efforts in these companies to help improve future earnings growth rates.

    The consumer cyclical sector remains difficult, particularly our broadcast media and services holdings. Comcast remained weak during the quarter as investors wait and see regarding the potential merger with AT&T. Industry concerns regarding the impact of competition from digital satellite providers are also weighing on the stock. However, we feel new digital offerings, including video on demand and other services, provide opportunities for continued earnings growth. Liberty Media also had a difficult quarter due to weakness in its AOL Time Warner and News Corp. holdings. Signals continue to improve in radio and television advertising, and we find Liberty Media a compelling value at these levels.

    Despite the volatile environment, our core strategy remains the same. We will maintain our focus on fundamental research and bottom-up stock selection. We are committed to finding those companies with exceptional management, and high quality earnings. We believe the aggregate portfolio remains well positioned for good relative performance in this environment and that our philosophy will continue to drive long- term outperformance.

    The fixed income portion of the Fund slightly outperformed the Lehman Brothers Bond Index. Healthy consumer spending pulled the U.S. economy out of a mild recession during the six months ending March 31, 2002. Real gross domestic product grew 1.7% in the fourth quarter of 2001 and the foundation for further economic recovery was cemented in the first quarter of 2002, with constructive indicators for both output and demand highlighted by an ISM manufacturing survey of 54.7 (above 50 suggests expansion of activity), which boosted consumer confidence to a level not seen since August 2001. The Federal Reserve continued an expansive monetary policy, lowering the federal funds target rate 125 basis points; to a forty-year low of 1.75% by year-end 2001. Improving economic activity prompted the FOMC to leave short rates unchanged at its January and March 2002 meetings and drop their easing bias in favor of a neutral stance. Buoyed by strengthening economic data and positive comments from Federal Reserve Chairman Alan Greenspan, fixed income investors pushed up bond yields, driving prices lower. As a result, 2, 5, and 10-year treasury note yields finished the period at 4.34%, 4.64%, and 4.97%, up, 149, 84 and 39 basis points, respectively. The thirty-year bond yield remained virtually unchanged, up 4 basis points to 5.46%. The dramatic flattening in the treasury yield curve (the differential between short and long rates narrows) reflected investors expectation that the central bank's next policy move would be toward higher rates, driving up short to intermediate maturity yields. Minimal inflationary concerns muted the rise in long rates. Non-treasury sectors outperformed treasuries as the economic outlook improved, and higher treasury yields narrowed spreads. Pressured by the collapse of Enron Corp., general credit deterioration in the telecom industry, and heightened scrutiny of accounting principles, the corporate sector still gained 204 basis points of excess return above duration-matched treasuries. Although mortgage-backed securities suffered in the last three months of 2001 from a sharp decline in refinancing activity, performance rebounded in the first quarter of 2002 due to a decline in volatility. Commercial mortgage-backed and asset-backed securities continued to outperform treasuries during the period.

    International equity markets saw a strong rebound in the fourth quarter, but are close to flat in the first three months of 2002. The rebound was in response to the dramatically oversold markets, and massive liquidity, which prompted thoughts of global recovery. However, the economic picture is stable at best as we search for a pick up in final demand. The Dollar has strengthened during the period, although talk of a cyclical peak in the US currency is increasing. The Euro looks set for a period of strength, while the Yen continues to fight gloomy perceptions of the Japanese condition.
    The outlook for Europe is brightening as investors focus on its valuation discount to the US; Japan, however, seems unlikely to break out of its current slump while real reform remains so far away.

Q. WHAT ARE THE CURRENT WEIGHTINGS OF THE VARIOUS ASSET CLASSES AND HOW HAVE THEY CHANGED OVER THE PAST SIX MONTHS?

A. Currently, the Fund's asset allocation mix is 42% in U.S. equities, 17 % in international equities, 35% in fixed income securities, and 6% in cash and cash equivalents. We continue to model the portfolio allocation consistent with the policy governing the GE Pension Plan. Our Asset Allocation Committee meets regularly to discuss any changes to the policy; with our target weightings in line with the Committee's investment policy.

                                                    GE STRATEGIC INVESTMENT FUND

--------------------------------------------------------------------------------
TOP TEN LARGEST HOLDINGS
AS OF MARCH 31, 2002
as a % of Market Value
--------------------------------------------------------------------------------
  Citigroup Inc.                   2.81%
--------------------------------------------------------------------------------
  First Data Corp.                 2.40%
--------------------------------------------------------------------------------
  Cardinal Health Inc.             1.70%
--------------------------------------------------------------------------------
  Federal National Mortgage
    Association TBA, 6.50%         1.62%
--------------------------------------------------------------------------------
  Federal National Mortgage
    Association 7.50%              1.51%
--------------------------------------------------------------------------------
  United States Treasury Note
    3.63%, 03/31/04                1.47%
--------------------------------------------------------------------------------
  Liberty Media Corp.              1.43%
--------------------------------------------------------------------------------
  Johnson & Johnson                1.32%
--------------------------------------------------------------------------------
  United States Treasury Bond
    7.25% , 05/15/16               1.31%
--------------------------------------------------------------------------------
  Dover Corp.                      1.28%
--------------------------------------------------------------------------------


 INVESTMENT PROFILE
 A mutual fund designed for investors who seek to maximize total return by investing primarily in a combination of equity securities and investment grade debt securities.

LIPPER PERFORMANCE COMPARISON
Flexible Peer Group
Based on average annual total returns for the periods ended 3/31/02

                   SIX     ONE     FIVE
                  MONTHS   YEAR    YEAR
               ---------------------------
Number of
Funds in
peer group:        297      277     139
--------------------------------------------------------------------------------
Peer group
average annual
total return:    7.06%    1.16%   7.51%
--------------------------------------------------------------------------------
Lipper categories
in peer group:  Flexible


CHANGE IN VALUE OF A $10,000 INVESTMENT

CLASS A SHARES+

[LINE CHART OMITTED - PLOT POINTS AS FOLLOWS:]

                    GE Strategic               GE Strategic
                     Investment                 Investment
                        Fund                    Fund w/load                 S&P 500             LB Aggregate

2/22/93               10000.00                     9425.00                 10000.00                  10000.00
9/93                  10806.46                    10185.08                 10531.82                  10577.02
9/94                  10777.59                    10157.88                 10920.02                  10235.94
9/95                  12970.65                    12224.84                 14166.68                  11675.24
9/96                  14731.61                    13884.54                 17047.33                  12247.27
9/97                  18039.57                    17002.29                 23948.82                  13437.06
9/98                  19099.63                    18001.40                 26131.25                  14983.66
9/99                  22018.28                    20752.23                 33397.46                  14928.83
9/00                  25052.10                    23611.60                 37820.49                  15972.43
9/02                  22719.77                    21413.38                 27738.12                  18041.32
3/02                  24615.69                    23200.29                 30789.89                  18066.37

AVERAGE ANNUAL
TOTAL RETURN

                             SIX    ONE      FIVE    SINCE
                            MONTHS  YEAR     YEAR  INCEPTION
                            ------  ----    -----  ---------
GE Strategic Investment     8.34%   2.66%   9.60%  10.40%
GE Strategic
   Investment  W/LOAD       2.13%  -3.25%   8.31%   9.68%
   MAXIMUM LOAD OF 5.75%
S&P 500                    11.00%   0.21%  10.18%  13.18%
LB Aggregate                0.14%   5.35%   7.57%   6.73%


CLASS B SHARES


[LINE CHART OMITTED - PLOT POINTS AS FOLLOWS:]

                  GE Strategic             GE Strategic
                   Investment               Investment
                      Fund                  Fund w/load               S&P 500               LB Aggregate

12/22/93             10000.00                 10000.00                 10000.00                10000.00
9/94                  9874.90                  9874.90                 10133.30                 9671.81
9/95                 11803.95                 11803.95                 13146.06                11031.78
9/96                 13306.23                 13306.23                 15819.17                11572.29
9/97                 16176.03                 16176.03                 22223.45                12696.50
9/98                 16969.77                 16969.77                 24248.65                14157.87
9/99                 19420.34                 19420.34                 30991.37                14106.05
9/00                 21933.54                 21933.54                 35095.75                15092.14
9/02                 19739.27                 19739.27                 25739.75                17047.01
3/02                 21303.78                 21303.78                 28571.66                17070.68

AVERAGE ANNUAL
TOTAL RETURN

                             SIX    ONE     FIVE    SINCE
                            MONTHS  YEAR    YEAR  INCEPTION
                            ------  ----    ----  ---------
GE Strategic Investment     7.93%   1.87%   8.74%   9.80%
GE Strategic Investment
   W/LOAD                   3.93%  -1.98%   8.74%   9.80%
   MAXIMUM LOAD             4.00%   4.00%   4.00%   0.00%
S&P 500                    11.00%   0.21%  10.18%  13.57%
LB Aggregate                0.14%   5.35%   7.57%   6.70%


CLASS C SHARES

[LINE CHART OMITTED - PLOT POINTS AS FOLLOWS:]

                  GE Strategic             GE Strategic
                   Investment               Investment
                      Fund                  Fund w/load               S&P 500               LB Aggregate

9/30/99              10000.00                 10000.00                 10000.00                10000.00
12/99                10945.52                 10945.52                 11491.28                 9987.80
3/00                 11245.81                 11245.81                 11773.02                10208.16
6/00                 11258.87                 11258.87                 11439.12                10386.02
9/00                 11276.28                 11276.28                 11324.36                10699.05
12/00                11377.99                 11377.99                 10435.98                11148.99
3/02                 10753.56                 10753.56                  9200.32                11487.32
6/02                 10948.99                 10948.99                  9738.24                11552.16
9/02                 10148.19                 10148.19                  8305.46                12084.89
12/02                10890.56                 10890.56                  9192.85                12090.36
3/02                 10951.17                 10951.17                  9219.23                12101.67

AVERAGE ANNUAL
TOTAL RETURN

                                 SIX     ONE     SINCE
                                MONTHS   YEAR  INCEPTION
                                ------   ----  ---------
GE Strategic Investment          7.91%   1.84%   3.70%
GE Strategic Investment W/LOAD   6.91%   0.88%   3.70%
   MAXIMUM LOAD                  1.00%   1.00%   0.00%
S&P 500                         11.00%   0.21%  -3.20%
LB Aggregate                     0.14%   5.35%   7.93%

CLASS Y SHARES

[LINE CHART OMITTED - PLOT POINTS AS FOLLOWS:]

                  GE Strategic
                   Investment                                                                 Composite
                      Fund                    S&P 500              LB Aggregate                Index**

11/29/93             10000.00                 10000.00                 10000.00                10000.00
9/94                 10025.30                 10258.34                  9724.23                10045.95
9/95                 12100.96                 13308.28                 11091.57                12386.68
9/96                 13789.47                 16014.38                 11635.00                14123.15
9/97                 16928.65                 22497.68                 12765.31                18014.25
9/98                 17962.00                 24547.88                 14234.60                19933.32
9/99                 20756.52                 31373.80                 14182.50                23121.37
9/00                 23675.49                 35528.83                 15173.93                25672.72
9/02                 21521.63                 26057.38                 17139.40                22512.37
3/02                 23342.05                 28924.24                 17163.20                24015.64

AVERAGE ANNUAL
TOTAL RETURN

                             SIX    ONE     FIVE    SINCE
                            MONTHS  YEAR    YEAR  INCEPTION
                            ------  ----    ----  ---------
GE Strategic Investment     8.46%   2.86%   9.86%  10.70%
S&P 500                    11.00%   0.21%  10.18%  13.57%
LB Aggregate                0.14%   5.35%   7.57%   6.70%

SEE NOTES TO PERFORMANCE FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                                                    GE STRATEGIC INVESTMENT FUND
                              SCHEDULE OF INVESTMENTS March 31, 2002 (unaudited)

GE STRATEGIC INVESTMENT FUND

MARKET VALUE OF $238,928 (IN THOUSANDS)


[PIE CHART OMITTED - PLOT POINTS AS FOLLOWS:]

Domestic Equity              42.3%
Bonds & Notes                35.3%
Foreign Equity               15.6%
Short Term & Other            6.8%


                                       NUMBER
                                    OF SHARES         VALUE

--------------------------------------------------------------------------------
DOMESTIC EQUITY -- 44.2%
--------------------------------------------------------------------------------
CAPITAL GOODS -- 4.0%

Alleghany Corp. (Class A)              1,124   $    210,758(a)
Dover Corp.                           74,741      3,064,381
Emerson Electric Co.                   8,706        499,637
Minnesota Mining &
   Manufacturing Co.                   5,068        582,871
Molex Inc. (Class A)                  85,178      2,605,595
Tyco International Ltd.                5,360        173,235
United Technologies Corp.              7,753        575,273
Waste Management Inc.                 56,743      1,546,247
                                                  9,257,997

CONSUMER - CYCLICAL -- 6.5%

Carnival Corp.                        59,132      1,930,660
Catalina Marketing Corp.              55,612      2,029,838(a)
Charter Communications Inc.
   (Class A)                          31,665        357,498(a)
Comcast Corp. (Class A)               68,518      2,178,872(a)
Gemstar-TV Guide
   International Inc.                  6,827        100,971(a)
Home Depot Inc.                       47,399      2,304,065
Interpublic Group Cos. Inc.           41,219      1,412,987(h)
Liberty Media Corp.                  271,020      3,425,693(a)
NTL Inc.                              96,130          9,613(a)
Viacom Inc. (Class B)                 18,870        912,742(a)
Walt Disney Co.                        8,042        185,609
                                                 14,848,548


                                     NUMBER
                                   OF SHARES         VALUE

CONSUMER - STABLE -- 11.9%

Abbott Laboratories (Class A)         39,421   $  2,073,545
Apogent Technologies Inc.             50,196      1,238,837(a)
Bristol-Myers Squibb Co.              35,033      1,418,486
Cardinal Health Inc.                  57,245      4,058,098
Colgate-Palmolive Co. (Class A)        7,973        455,657
Dentsply International Inc.           26,039        965,005
Energizer Holdings Inc.                9,301        220,899(a)
Gillette Co.                          27,890        948,539
IMS Health Inc.                       17,961        403,224
Johnson & Johnson                     48,573      3,154,816
Lincare Holdings Inc.                 72,544      1,967,393(a)
Medtronic Inc.                         5,356        242,145
Merck & Co. Inc.                      40,257      2,317,998
PepsiCo Inc.                          30,087      1,549,481
Pfizer Inc. (Class A)                 67,110      2,666,951
Philip Morris Cos. Inc.               24,915      1,312,273
Sybron Dental Specialties Inc.        14,571        292,877(a)
Wyeth                                 28,158      1,848,573
                                                 27,134,797

ENERGY -- 2.9%

Anadarko Petroleum Corp.
   (Class A)                          22,301      1,258,668
Baker Hughes Inc.                     35,493      1,357,607
Exxon Mobil Corp.                     30,411      1,332,914
Nabors Industries Inc.                23,859      1,008,043(a)
Schlumberger Ltd.                     28,158      1,656,254
                                                  6,613,486

FINANCIAL -- 9.4%

Aflac Inc. (Class A)                  15,752        464,684
American Express Co. (Class A)        29,228      1,197,179
American International Group
   (Class A)                          35,526      2,562,846
Bank One Corp.                        24,183      1,010,366
Berkshire Hathaway Inc.
   (Class B)                             577      1,366,913(a)
Citigroup Inc.                       135,689      6,719,319
Fannie Mae                            45,039      3,597,715
Fidelity National Financial Inc.
   (Class A)                          20,147        531,276
Loews Corp.                            8,226        481,879
Marsh & McLennan Cos.                 16,580      1,869,229
State Street Corp.                    26,060      1,443,203(e)
Washington Mutual Inc.                 8,256        273,521
                                                 21,518,130
-----------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                    GE STRATEGIC INVESTMENT FUND
                              SCHEDULE OF INVESTMENTS March 31, 2002 (unaudited)


                                       NUMBER
                                    OF SHARES         VALUE

TECHNOLOGY -- 9.5%

Applied Materials Inc.                20,884  $   1,133,375(a)
Automatic Data Processing             42,453      2,473,736
Certegy Inc.                          43,692      1,734,572(a)
Cisco Systems Inc. (Class A)          55,847        945,490(a)
Concord EFS Inc.                       1,449         48,179(a)
Dell Computer Corp.                   39,890      1,041,528(a)
Equifax Inc.                          80,016      2,392,478
First Data Corp.                      65,702      5,732,500
Intel Corp.                           65,702      1,997,998
Intuit Inc.                           35,198      1,350,195(a)
Microsoft Corp.                       41,904      2,527,230(a)
Texas Instruments Inc.                11,926        394,751
                                                 21,772,032

TOTAL DOMESTIC EQUITY
   (COST $85,048,887)                           101,144,990

--------------------------------------------------------------------------------
FOREIGN EQUITY -- 16.3%
--------------------------------------------------------------------------------
BASIC MATERIALS -- 1.3%

BHP Billiton PLC. (Class A)          115,149        657,128
CRH PLC.                              31,496        553,251
Fresenius Medical Care AG              1,942        118,235(a)
MG Technologies AG                    18,577        184,617
Pohang Iron & Steel Co. Ltd.           2,484        259,514
Pohang Iron & Steel Co. Ltd. ADR                        73219,142
Shin-Etsu Chemical Co. Ltd.            9,700        410,106
Stora Enso Oyj                        27,147        343,148
Syngenta AG                            3,611        220,667(a)
Xstrata PLC.                           7,487        106,643(a)
                                                  2,872,451

CAPITAL GOODS -- 1.0%

Acciona S.A.                           1,740         63,707
BAE Systems PLC.                     228,282      1,090,372
Bombardier Inc. (Class B)             21,834        196,376(a)
Invensys PLC.                        131,964        233,311
Johnson Electric Hldgs               170,400        239,228
Toshiba Corp.                        114,000        476,826
                                                  2,299,820

CAPITAL - CYCLICAL -- 1.1%

Canon Inc.                            13,000        482,026
Grupo Televisa S.A. ADR                6,131        297,415
Honda Motor Co. Ltd.                  13,200        554,104
Mazda Motor Corp.                     64,000        156,274


                                       NUMBER
                                    OF SHARES         VALUE

Michelin (C.G.D.E.)                   11,493    $   436,228
Reed International PLC.
   (Series V)                         25,019        242,927
Sony Corp.                             7,100        368,671
                                                  2,537,645

CONSUMER - DISCRETIONARY -- 1.6%

Autoliv Inc. SDR (Regd.)              21,791        523,812
Bayerische Motoren Werke AG
   (Class D)                          10,932        434,853
Koninklijke Philips
   Electronics N.V.                   12,280        374,357(a)
Lagardere S.C.A. (Series O)           15,748        746,820(a)
Nissan Motor Co. Ltd.                 31,000        223,815
Sanyo Electric Co. Ltd.               26,000        118,155
Sharp Corp.                           33,000        434,728
Vivendi Universal S.A.                20,305        789,105
                                                  3,645,645

CONSUMER - STABLE -- 0.4%

Amersham PLC.                         14,301        156,700
Elan Corp. PLC. ADR                    7,167         99,693
Smurfit (Jefferson) Group             81,299        193,580
Tesco PLC.                           101,185        347,689
Teva Pharmaceutical
   Industries ADR                      4,981        272,311
                                                  1,069,973

CONSUMER - STAPLE -- 0.6%

Carrefour S.A.                        13,474        634,282
Koninklijke Ahold N.V.                26,369        691,454
Safeway PLC.                          33,415        139,952
                                                  1,465,688

ENERGY -- 1.4%

China Petroleum & Chemical
   Corp. (Class A)                 1,658,000        267,845
E.ON AG                                6,133        311,965
ENI-Ente Nazionale
   Idrocarburi SpA                    24,346        356,557
Petro-Canada                          23,627        608,038
Petroleo Brasileiro S.A.-
   Petrobras ADR                      12,840        339,875
Petroleo Brasileiro S.A.-
   Petrobras ADR                       2,921         72,821
Saipem SPA                             4,036         24,805
Statoil ASA.                          21,884        172,992(a)
TotalFinaElf S.A.                      7,309      1,127,777
                                                  3,282,675

-----------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                    GE STRATEGIC INVESTMENT FUND
                              SCHEDULE OF INVESTMENTS March 31, 2002 (unaudited)


                                       NUMBER
                                    OF SHARES         VALUE

FINANCIAL -- 4.1%

Aiful Corp.                            3,800   $    208,772
Allianz AG                               973        231,562
AXA                                   20,054        452,261
Banco Comercial Portugues S.A.        90,565        318,169(a)
Bank of Ireland                       21,723        241,447
Bayerische Hypo-und
   Vereinsbank AG                      1,891         69,236
BNP Paribas                           13,940        703,612
CGNU PLC.                             69,052        729,546
Cheung Kong Holdings Ltd.             33,014        295,236
Credit Suisse Group                   16,881        640,040(a)
Deutsche Bank AG                       7,277        469,055
Friends Provident PLC.               101,618        282,529(a)
ING Groep N.V.                        33,946        923,284
IntesaBci SpA                        158,164        474,305
Kookmin Bank                           2,932        123,193
Manulife Financial Corp.              14,778        404,948
Muenchener
   Rueckversicherungs AG               2,708        674,145
Nordea AB SDR                         50,287        283,630
Prudential PLC.                       20,879        210,766
Riunione Adriatica di
   Sicurta SpA                        47,346        619,108
Royal & Sun Alliance
   Insurance Group                    52,710        221,704
Sampo Oyj                             57,593        492,026(a)
Skandinaviska Enskilda
   Banken SEB                         14,088        140,083(a)
Uniao de Bancos Brasileiros
   S.A. GDR                            9,231        225,698
                                                  9,434,355

HEALTH CARE -- 0.6%

Altana AG                              3,238        174,303
Aventis S.A.                           9,271        640,094
Sankyo Co. Ltd.                        7,000        106,828
Schering AG                            4,613        269,835
Terumo Corp.                          12,100        157,120
                                                  1,348,180

INDUSTRIAL -- 0.5%

Assa Abloy AB                          7,317         96,773
Empresa Brasileira de
   Aeronautica S.A. ADR               13,973        281,975
Komatsu Ltd.                          89,000        317,929
Minebea Co. Ltd.                      57,000        367,285
Smiths Group PLC.                      2,168         25,069
                                                  1,089,031


                                     NUMBER
                                   OF SHARES         VALUE


TECHNOLOGY -- 1.3%

ASML Holding N.V.                      5,578  $     140,530(a)
Brambles Industries Ltd.             118,699        601,540
Datacraft Asia Ltd.                   41,080         92,019
Fujitsu Ltd.                          16,000        122,391
Murata Manufacturing Co. Ltd.          4,400        281,860
Samsung Electronics                    1,690        457,396
Taiwan Semiconductor
   Manufacturing Co.Ltd.             391,888      1,065,218(a)
                                                  2,760,954

TELECOMMUNICATION -- 0.4%

China Mobile Ltd.                     16,000         49,336(a)
KT Corp. (Series O)                    1,196         57,043
NTT DoCoMo Inc.                           52        140,689
NTT DoCoMo Inc. (Regd.)                   13         35,270
Vodafone Group PLC.                  392,796        726,663
                                                  1,009,001

TRANSPORTATION -- 0.2%

IHC Caland N.V.                        7,503        379,036

UTILITIES -- 1.8%

International Power PLC.
   (Series A)                         51,017        155,300(a)
KT Corp. ADR                           5,364        128,629
National Grid Group PLC.              46,231        305,356
Suez S.A.                             12,203        344,883
Telefonica S.A.                       63,449        710,755(a)
Telefonica S.A. ADR                      514         17,022
Telekomunikacja Polska S.A.
   GDR (Series A)                     19,058         61,557(b)
Vodafone Group PLC. ADR              127,884      2,356,902
                                                  4,080,404

TOTAL FOREIGN EQUITY
   (COST $41,650,144)                            37,274,858


                                     PRINCIPAL
                                       AMOUNT         VALUE
--------------------------------------------------------------------------------
BONDS AND NOTES -- 36.9%
--------------------------------------------------------------------------------
U.S. TREASURIES -- 7.4%

United States Treasury Bond
   5.38%    02/15/31             $   315,000        295,656
   6.88%    08/15/25               1,830,000      2,017,575(h)
   7.25%    05/15/16               2,795,000      3,141,328

-----------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                    GE STRATEGIC INVESTMENT FUND
                              SCHEDULE OF INVESTMENTS March 31, 2002 (unaudited)


                                    PRINCIPAL
                                       AMOUNT         VALUE

   8.13%    08/15/19              $2,000,000   $  2,449,060(h)
   10.38%   11/15/04                 645,000        742,356
                                                  8,645,975
United States Treasury Note
   3.50%    11/15/06                 200,000        189,156
   3.63%    03/31/04               3,510,000      3,503,401
   4.63%    05/15/06               1,620,000      1,613,666(h)
   4.88%    02/15/12                 605,000        580,419
   5.00%    02/15/11 - 08/15/11      660,000        638,354
   5.88%    11/15/04                 160,000        166,974(h)
   6.75%    05/15/05               1,560,000      1,667,250(h)
                                                  8,359,220

TOTAL U.S. TREASURIES
   (COST $17,348,080)                            17,005,195


FEDERAL AGENCIES -- 4.9%

Federal Home Loan Mortgage Corp.
   5.00%    05/15/04                 365,000        371,902(h)
   5.25%    01/15/06               1,345,000      1,358,450
   5.50%    09/15/11                 640,000        613,798
   6.00%    06/15/11                 555,000        553,008
                                                  2,897,158
Federal National Mortgage Assoc.
   3.88%    03/15/05               1,795,000      1,762,457
   4.00%    11/17/03                 910,000        860,514
   4.38%    10/15/06                 420,000        406,220
   4.75%    03/06/07                  90,000         87,792
   5.00%    01/20/04 - 01/20/07    1,720,000      1,698,276
   5.25%    08/14/03               1,100,000      1,102,926
   6.13%    03/15/12                 970,000        971,057(h)
   6.25%    07/19/06                 265,000        267,070
   7.13%    01/15/30                 795,000        850,523(h)
                                                  8,006,835

TOTAL FEDERAL AGENCIES
   (COST $11,040,550)                            10,903,993


AGENCY MORTGAGE BACKED -- 10.4%

Federal Home Loan Mortgage Corp.
   6.00%    8/1/2029 - 01/01/30      364,515        354,608
   6.50%    06/01/29                 138,981        138,633
   7.00%    10/01/16                  34,401         35,637
   7.50%    11/01/09 - 09/01/31    1,086,442      1,127,239
   8.00%    04/01/30 - 11/01/30       77,328         81,252
   9.00%    04/01/16 - 06/01/21      100,217        108,435(h)
                                                  1,845,804


                                    PRINCIPAL
                                       AMOUNT         VALUE

Federal National Mortgage Assoc.
   5.50%    3/1/2014 - 08/01/15   $2,191,130  $   2,153,494
   6.00%    2/1/2014 - 10/01/29      572,407        564,616
   6.50%    1/1/2015 - 10/01/29      237,165        238,843
   7.00%    08/01/13 - 01/01/31      127,214        130,835
   7.50%    12/01/09 - 01/01/32    3,147,701      3,271,717
   8.00%    12/01/11 - 01/01/32    2,105,804      2,212,768
   8.50%    06/01/30 - 11/01/31    1,188,478      1,261,852
   9.00%    6/1/2009 - 12/01/22      457,226        490,480
   6.00%    TBA                    2,394,000      2,319,188(c)
   6.50%    TBA                    3,883,000      3,862,381(c)
   7.00%    TBA                    1,124,000      1,145,423(c)
                                                 17,651,597
Government National Mortgage Assoc.
   6.50%    02/15/24 - 04/15/28    1,960,723      1,963,240
   7.00%    03/15/12 - 10/15/30      496,168        512,654
   7.50%    01/15/23                  46,208         48,446
   8.00%    09/15/29 - 06/15/30       75,845         79,758
   8.50%    10/15/17                 466,791        506,030
   9.00%    11/15/16 - 12/15/21      505,705        554,719
   6.50%    TBA                      452,000        450,305(c)
   7.00%    TBA                      161,000        164,120(c)
                                                  4,279,272

TOTAL AGENCY MORTGAGED BACKED
   (COST $23,619,365)                            23,776,673


AGENCY COLLATERALIZED MORTGAGE OBLIGATION -- 2.7%

Collateralized Mortgage Obligation Trust
   5.87%    08/01/03                  18,676         15,351(d,f)
Federal Home Loan Mortgage Corp.
   2.02%    12/15/14 - 05/15/24      121,834         93,823(d,f)
   6.00%    12/15/08 - 09/15/23      177,000        181,053
   7.00%    01/15/28 - 02/15/31      150,000        151,383(g)
   7.50%    07/15/12 - 06/15/29      189,962         48,262(g)
   7.75%    12/15/06                 113,161        117,846
   8.00%    11/15/07 - 07/01/24       86,592         27,802
   8.75%    08/15/20                  71,000         60,657(i)
   12.26%   09/15/29                 123,802         98,906(i)
   13.40%   09/15/14                 195,000        191,320(i)
   14.22%   10/15/18                 105,000         98,126(i)
   14.30%   03/15/15                  56,000         47,375(i)
   14.64%   03/15/17                  56,297         52,934(i)
   14.69%   03/15/30                 108,410         96,458(i)
   16.07%   05/15/31                  72,000         62,326(i)
                                                  1,328,271
Federal National Mortgage Corp.
   16.12%   06/15/31                  71,000         61,060(i)

-----------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                    GE STRATEGIC INVESTMENT FUND
                              SCHEDULE OF INVESTMENTS March 31, 2002 (unaudited)


                                    PRINCIPAL
                                       AMOUNT         VALUE

Federal Home Loan Mortgage
   Corp. STRIPS
   5.89%    8/1/2027 - 04/01/28     $357,428  $     267,895(d,f)
Federal National Mortgage Assoc.
   4.89%    10/25/29                  98,648         75,003(d,f)
   5.50%    09/25/13                 875,000        894,277
   5.90%    01/25/32                 269,187         30,536(g,i)
   6.50%    01/25/23 - 10/25/27      463,117        476,380
   7.50%    11/25/31 - 07/25/41      462,625        486,189
   12.19%   11/25/13                  65,000         59,587(i)
   14.26%   10/25/23                 130,000        130,507(i)
   14.61%   02/25/23                  37,488         36,962(i)
   15.00%   03/25/17                 347,163        346,514(i)
   17.16%   11/25/29                  44,502         43,569(i)
   20.15%   08/25/14                  49,520         50,240(i)
                                                  2,629,764
Federal National Mortgage
   Assoc. REMIC
   6.05%    12/25/22                  18,973         15,424(d,f,r)
   5.00%    05/25/12                 115,000        114,784(r)
   6.70%    06/25/29                 447,994         57,399(g,i,r)
   7.50%    02/25/41                 318,711        334,945(r)
   8.00%    05/25/22                      97          2,116(g,r)
   16.35%   11/25/23                  87,819         75,360(i,r)
   19.01%   02/25/32                 224,265        219,530(i,r)
   80.91%   03/25/22                     195          3,860(g,r)
                                   1,213,054        823,418
Federal National Mortgage
   Assoc. STRIPS
   5.74%    05/01/28                 422,639        320,149(d,f)
   7.50%    05/01/23 - 04/01/27    1,689,701        436,131(g)
   8.00%    02/01/23 - 07/01/24      666,605        166,908(g)
   8.50%    03/01/07- 07/25/22        45,248          9,402(g)
   9.00%    05/25/22                  19,998          4,327(g)
                                                    936,917
TOTAL AGENCY COLLATERALIZED
   MORTGAGE OBLIGATIONS
   (COST $5,834,909)                              6,062,676


ASSET BACKED -- 3.5%

Advanta Mortgage Loan Trust
   6.30%    08/25/03                   6,514          6,660
American Airlines Inc.
   6.86%    10/15/10                  58,604         59,710
American Express Credit Account
   Master Trust
   6.40%    04/15/05                 400,000        405,872
American Express Master Trust
   2.05%    08/15/04                 719,000        719,899(i)


                                  PRINCIPAL
                                     AMOUNT          VALUE

Citibank Credit Card Issuance Trust
   6.90%    10/17/07              $   59,000   $     62,550
Countrywide Asset-Backed
   Certificates
   2.18%    07/25/32                 500,000        500,000(i)
Countrywide Home Equity
   Loan Trust
   2.13%    10/15/08                 418,766        418,897(i)
Dillard Credit Card Master Trust
   2.17%    06/15/09                 300,000        301,091(i)
Discover Card Master Trust I
   2.12%    07/18/05               1,000,000      1,001,250(i)
   5.30%    11/16/06                 400,000        408,298
Ford Credit Auto Owner Trust
   6.62%    07/15/04                 560,000        573,300
Green Tree Financial Corp.
   6.90%    04/15/18                  25,211         25,959
   6.97%    04/01/31                  88,000         90,740
Household Credit Card Master
   Note Trust I
   2.04%    08/15/08               1,200,000      1,203,209(i)
Household Private Label Credit
   Card Master Note Trust I
   2.04%    06/16/08                  62,000         62,154(i)
MBNA Master Credit Card Trust
   2.13%    04/15/05                 207,000        207,193(i)
Metris Master Trust
   2.13%    07/21/08                 478,000        476,992(i)
Mid-State Trust
   7.54%    10/01/18                  20,388         20,507
Provident Bank Home Equity
   Loan Trust
   6.72%    06/25/04                  32,207         32,886
Providian Gateway Master Trust
   2.12%    03/15/07                 600,000        600,224(i)
PSE&G Transition Funding LLC
   6.61%    06/15/13                  50,000         51,375
United AirLines Inc. (Class D)
   7.73%    07/01/10                 815,000        718,993
West Penn Funding LLC
   Transition Bonds
   6.81%    09/25/08                  63,000         66,461

TOTAL ASSET BACKED
   (COST $8,130,688)                              8,014,220


CORPORATE NOTES -- 6.4%

Abbey National Capital Trust I
   8.96%    06/30/30                 175,000        197,304(i)
Abbott Laboratories
   5.13%    07/01/04                 255,000        259,871

-----------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                    GE STRATEGIC INVESTMENT FUND
                              SCHEDULE OF INVESTMENTS March 31, 2002 (unaudited)


                                    PRINCIPAL
                                       AMOUNT         VALUE

Aetna Inc./Old
   6.97%    08/15/36                $140,000   $    145,023
Ahold Finance USA Inc.
   8.25%    07/15/10                 215,000        234,589
Albertson's Inc.
   7.50%    02/15/11                  85,000         88,848
Allstate Financial Global
   Funding (Series A)
   5.25%    02/01/07                 250,000        245,948(b)
Amerada Hess Corp.
   7.88%    10/01/29                 125,000        131,388
AOL Time Warner Inc.
   7.63%    04/15/31                 140,000        138,828(h)
AT&T Corp.
   6.50%    03/15/29                 180,000        148,685
AT&T Wireless Services Inc.
   7.35%    03/01/06                 105,000        105,350
AXA
   8.60%    12/15/30                 145,000        160,090
Bank of America Corp.
   7.40%    01/15/11                  20,000         21,131
Bank One Corp.
   6.50%    02/01/06                 220,000        227,082
Barclays Bank PLC.
   8.55%    06/15/11                 155,000        171,880(b,i)
BCI US Funding Trust
   8.01%    07/15/08                 100,000        101,894(b,i)
Beckman Coulter Inc.
   7.10%    03/04/03                  50,000         50,874
Bellsouth Capital Funding
   7.88%    02/15/30                 150,000        166,505
Bellsouth Telecommunications
   6.38%    06/01/28                  55,000         50,999
Boeing Capital Corp.
   7.10%    09/27/05                 195,000        201,638
Brascan Ltd.
   7.38%    10/01/02                  30,000         30,464
Bristol-Myers Squibb Co.
   6.88%    08/01/97                  50,000         48,235
British Telecommunications PLC.
   8.38%    12/15/10                 160,000        173,251
Capital One Bank
   6.88%    02/01/06                 165,000        159,365
Centerior Energy Corp.
   7.67%    07/01/04                 210,000        217,755
CIT Group Inc.
   7.13%    10/15/04                 120,000        119,240
Citigroup Inc.
   5.70%    02/06/04                 155,000        159,307
   7.25%    10/01/10                 305,000        320,948


                                    PRINCIPAL
                                       AMOUNT         VALUE

Clear Channel Communications
   7.25%    09/15/03                $130,000  $     132,612
   7.88%    06/15/05                 105,000        109,871
Coca-Cola Enterprises Inc.
   (Series B)
   6.70%    10/15/36                  80,000         83,021
Conagra Foods Inc.
   7.13%    10/01/26                 115,000        120,159
CSC Holdings Inc. (Series A)
   8.13%    07/15/09                 130,000        129,723
Delhaize America Inc.
   7.38%    04/15/06                 105,000        108,240
   9.00%    04/15/31                 185,000        208,125
Delta Air Lines Inc.
   7.57%    11/18/10                  50,000         51,132
Deutsche Telekom International
   Finance BV
   7.75%    06/15/05                  60,000         62,439
   8.25%    06/15/30                 145,000        149,603
Dominion Resources Inc.
   6.00%    01/31/03                 140,000        142,191
Duke Capital Corp.
   7.25%    10/01/04                 190,000        198,677
Duke Energy Corp.
   5.38%    01/01/09                 150,000        141,230
El Paso Corp.
   7.38%    12/15/12                 160,000        156,672
Erac USA Finance Co.
   8.25%    05/01/05                 130,000        136,751(b)
European Investment Bank
   (Series B)
   4.63%    03/01/07                 250,000        243,325
FedEx Corp. (Class B)
   7.50%    01/15/18                  90,591         92,856
FleetBoston Financial Corp.
   (Series A)
   4.88%    12/01/06                 105,000        100,584
Ford Motor Credit Co.
   7.38%    10/28/09                  25,000         24,523
   7.60%    08/01/05                 255,000        259,580
FPL Group Capital Inc.
   7.38%    06/01/09                  60,000         62,401
France Telecom
   8.50%    03/01/31                 275,000        294,803
   7.20%    03/01/06                  80,000         81,166
Fred Meyer Inc. Holding Co.
   (Series B)
   7.38%    03/01/05                 150,000        157,046
General Mills Inc.
   5.13%    02/15/07                 110,000        106,842

-----------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                    GE STRATEGIC INVESTMENT FUND
                              SCHEDULE OF INVESTMENTS March 31, 2002 (unaudited)


                                    PRINCIPAL
                                       AMOUNT         VALUE

General Motors Acceptance Corp.
   5.75%    11/10/03               $  50,000   $     50,304
   5.80%    03/12/03                 130,000        131,754
   6.13%    09/15/06                 120,000        118,406
   7.25%    03/02/11                  65,000         64,803
General Motors Acceptance Corp.
   (Series A)
   6.13%    01/22/08                  85,000         82,136
Georgia-Pacific Corp.
   9.95%    06/15/02                  50,000         50,169(i)
Guangdong International TR & Invt
   8.75%    10/24/16                  50,000          5,000(b)
Household Finance Corp.
   5.75%    01/30/07                  45,000         43,256
HSBC Capital Funding LP/
   Channel Islands
   9.55%    06/30/10                  75,000         86,386(i)
Israel Electric Corp. Ltd. (Series A)
   8.10%    12/15/96                  25,000         20,832(b)
John Hancock Global Funding II
   5.63%    06/27/06                 175,000        174,379
Kellogg Co.
   5.50%    04/01/03                 215,000        218,380
   7.45%    04/01/31                  75,000         78,056
KFW International Finance
   4.75%    01/24/07                 120,000        117,173
Metlife Inc.
   5.25%    12/01/06                  30,000         29,521
Midamerican Energy Co.
   7.38%    08/01/02                 130,000        131,984
Midwest Generation LLC
   8.56%    01/02/16                 100,000         97,255
Morgan Stanley Dean Witter & Co.
   6.75%    04/15/11                 270,000        271,207
   7.13%    01/15/03                 185,000        189,077
Nabisco Inc.
   6.13%    02/01/33                  70,000         70,913(i)
National Rural Utilities Cooperative
   6.00%    05/15/06                 205,000        202,950
NB Capital Trust IV
   8.25%    04/15/07                 195,000        202,040
News America Inc.
   7.63%    11/30/28                 110,000        103,250
Pemex Finance Ltd.
   9.03%    02/15/11                 165,000        184,528
Pepsi Bottling Holdings Inc.
   5.38%    02/17/04                 150,000        152,987(b)
Petroleos Mexicanos
   9.50%    09/15/27                 180,000        201,600
Phillips Petroleum Co.
   9.38%    02/15/11                 195,000        232,555


                                    PRINCIPAL
                                       AMOUNT         VALUE

PP&L Capital Funding Inc.
   7.75%    04/15/05             $    65,000  $      66,625
Procter & Gamble - Esop
   9.36%    01/01/21                 110,000        133,293
Progress Energy Inc.
   6.55%    03/01/04                 105,000        108,126
   7.75%    03/01/31                 105,000        109,425
Raytheon Co.
   6.75%    08/15/07                 150,000        151,431
   7.90%    03/01/03                 140,000        144,147
Reliant Energy Resources Corp.
   6.38%    11/01/03                  70,000         71,065(i)
Royal Bank of Scotland Group PLC.
   7.65%    09/30/31                  65,000         66,255(i)
Safeway Inc.
   6.15%    03/01/06                 135,000        137,331
SunAmerica Inc. (Class A)
   5.60%    07/31/97                 105,000         78,750
Systems 2001 AT LLC
   7.16%    12/15/11                 113,890        113,667(b)
Target Corp. (Class A)
   5.88%    03/01/12                 135,000        129,753
   7.00%    07/15/31                 165,000        165,673
Tele-Communications-TCI Group
   (Class A)
   9.80%    02/01/12                 125,000        139,250
TRW Inc. (Class A)
   6.63%    06/01/04                 110,000        110,409
Turner Broadcasting System Inc.
   (Class A)
   8.38%    07/01/13                 120,000        130,133
Tyco International Group S.A.
   (Class A)
   4.95%    08/01/03                 250,000        236,103
UBS Preferred Funding Trust I
   (Class A)
   8.62%    10/01/10                 300,000        331,775(i)
Unilever Capital Corp. ADR
   (Class A)
   6.88%    11/01/05                 120,000        126,232
Union Carbide Corp. (Class A)
   6.79%    06/01/25                 135,000        136,285
Union Pacific Corp. (Class A)
   5.84%    05/25/04                 120,000        122,473
USA Networks Inc. (Class A)
   6.75%    11/15/05                  80,000         81,500
Verizon Global Funding Corp.
   7.75%    12/01/30                 270,000        281,599
Verizon Pennsylvania
   5.65%    11/15/11                  55,000         50,355
Wachovia Corp. (Class H)
   4.95%    11/01/06                 100,000         97,136

-----------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                    GE STRATEGIC INVESTMENT FUND
                              SCHEDULE OF INVESTMENTS March 31, 2002 (unaudited)


                                    PRINCIPAL
                                       AMOUNT         VALUE

Walt Disney Co.
   5.62%    12/01/05              $   80,000    $    75,558
Weyerhaeuser Co.
   6.13%    03/15/07                  50,000         49,671(b)
Wyeth
   5.88%    03/15/04                 105,000        108,330
   6.70%    03/15/11                 155,000        158,284(b)
Yale University
   7.38%    04/15/26                  45,000         47,475
Yorkshire Power Pass-Through
   Asset Trust 2000-1
   8.25%    02/15/05                 100,000        105,896(b)

TOTAL CORPORATE NOTES
   (COST $14,384,484)                            14,604,970


NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS -- 1.3%

Bear Stearns Commercial
   Mortgage Securities
   5.06%    12/15/10                 109,851        105,749
   5.61%    11/15/33                  83,000         78,435
   6.20%    02/14/31                  25,000         24,686
   6.48%    02/15/35                  29,000         29,222
   7.78%    02/15/32                  40,000         43,427
Chase Commercial Mortgage
   Securities Corp.
   6.39%    11/18/30                 138,000        140,608
COMM
   6.46%    02/16/34                 200,000        198,260(b)
CS First Boston Mortgage
   Securities Corp.
   5.11%    09/15/34                  39,000         37,371
DLJ Commercial Mortgage Corp.
   6.24%    11/12/31                 183,000        184,961
First Union-Lehman Brothers-
   Bank of America
   6.56%    11/18/35                 350,000        360,577
GS Mortgage Securities Corp. II
   6.86%    07/13/30                 117,000        121,086
JP Morgan Chase Commercial
   Mortgage Securities Corp.
   6.47%    11/15/35                  30,000         29,995
LB Commercial Conduit
   Mortgage Trust
   6.78%    06/15/31                  54,000         55,799
LB-UBS Commercial
   Mortgage Trust
   1.00%    03/15/34                 522,000         18,427(b,d)
   6.53%    07/14/16                  60,000         59,072(b)
   6.65%    07/14/16                  28,000         27,676(b)


                                    PRINCIPAL
                                       AMOUNT         VALUE

Lehman Large Loan
   6.84%    10/12/34              $  143,000 $      148,943
Morgan Stanley Capital I
   6.34%    11/15/07                  54,413         56,103
   7.11%    04/15/33                 119,000        124,787
Morgan Stanley Dean Witter Capital I
   0.85%    12/15/08                 886,000         35,883(b,d)
   5.72%    12/18/32                 224,000        216,370
   5.90%    10/15/35                  60,000         60,093
   5.98%    02/01/31                  93,388         95,549
   6.01%    03/15/12                  58,257         58,445
   6.39%    10/15/35                  91,000         91,180
   6.54%    10/15/11                 100,000        101,382
   6.55%    03/15/12                  25,000         24,872
   7.20%    10/15/33                  25,000         26,303
Morgan Stanley Dean Witter & Co.
   1.12%    04/15/34                 567,000         24,098
Residential Asset Securitization Trust
   1.07%    11/25/06                 458,347          9,167(g)
Salomon Brothers Mortgage
   Securities VII
   7.00%    07/25/24                 208,244        200,809
Structured Asset Securities Corp.
   1.68%    02/25/28                 280,373         16,822
TIAA Retail Commercial Trust
   5.77%    06/19/16                  53,424         54,175(b)
   6.56%    06/19/26                  60,000         61,170(b)

TOTAL NON AGENCY COLLATERALIZED
   MORTGAGE OBLIGATION
   (COST $2,935,764)                              2,921,502


SOVEREIGN BONDS -- 0.2%

Italy Government International Bond
   4.38%    10/25/06                 175,000        168,087
   4.63%    06/15/05                 180,000        180,234
   5.63%    06/15/12                  35,000         33,880
Province of British Columbia/Canada
   4.63%    10/03/06                  95,000         92,381
Province of Manitoba
   4.25%    11/20/06                 150,000        143,647
Province of Quebec
   7.50%    09/15/29                 130,000        141,141

TOTAL INVESTMENTS IN
    SOVEREIGN BONDS
   (COST $762,882)                                  759,370

-----------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                    GE STRATEGIC INVESTMENT FUND
                              SCHEDULE OF INVESTMENTS March 31, 2002 (unaudited)


                                    PRINCIPAL
                                       AMOUNT         VALUE

CORPORATE BONDS -- 0.1%

Hydro Quebec
   8.25%    04/15/26              $   50,000  $      58,408
Royal Bank of Scotland Group PLC.
   9.12%    03/31/10                 135,000        146,599

TOTAL CORPORATE BONDS
    (COST $189,680)                                 205,007


TOTAL BONDS & NOTES
   (COST $84,246,402)                            84,253,606


                                      NUMBER
                                    OF SHARES         VALUE
--------------------------------------------------------------------------------
PREFERRED STOCK -- 0.5%
--------------------------------------------------------------------------------

DOMESTIC PREFERRED -- 0.2%

Centaur Funding Corp
   (Series B)                        460,459        452,105

FOREIGN PREFERRED -- 0.3%

Freseninus Medical Care AG           119,021        122,518
Porsche AG                           181,234        222,672
Henkel KGaA                          350,818        377,274
                                                    722,464

TOTAL PREFERRED STOCK
   (COST $1,111,532)                              1,174,569

--------------------------------------------------------------------------------
RIGHTS -- 0.0%
--------------------------------------------------------------------------------

TELECOMMUNICATION -- 0.0%

Telefonica S.A., expiring 04/05/02
   (COST $0)                                         14,381

--------------------------------------------------------------------------------
WARRANTS -- 0.0%
--------------------------------------------------------------------------------

Financial Muenchener Rueckversicherunge -
   Gesellschaft AG (Regd), 06/03/02
   (COST $0)                                          1,448

TOTAL INVESTMENTS IN SECURITIES
   (COST $212,056,965)                          223,863,852


                                       NUMBER
                                    OF SHARES         VALUE

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 6.6%
--------------------------------------------------------------------------------

GEI Short-Term
   Investment Fund                14,314,282  $  14,314,282
Societe Generale                     750,000        750,000

TOTAL SHORT-TERM INVESTMENTS
   (COST $15,054,282)                            15,064,282


LIABILITIES IN EXCESS OF OTHER ASSETS,
   NET (4.5)%                                   (10,328,062)
                                               ------------

NET ASSETS-- 100%                              $228,600,072
                                               ============

--------------------------------------------------------------------------------
OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

The GE Strategic Investment Fund had the following short futures contracts open at March 31, 2002:

                            NUMBER       CURRENT
              EXPIRATION      OF        NOTIONAL    UNREALIZED
DESCRIPTION      DATE      CONTRACTS      VALUE    APPRECIATION
--------------------------------------------------------------------------------
U.S. Treasury
    Notes
   10 Years    June 2002       6       $(614,719)     $1,135

-----------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                            GE MONEY MARKET FUND

 INVESTMENT PROFILE
 A mutual fund designed for investors who seek a high level of current income consistent with the preservation of capital and maintenance of liquidity by investing primarily in short-term, U.S. dollar-denominated money market instruments.

LIPPER PERFORMANCE COMPARISON
Money Market Peer Group
Based on average annual total returns for the periods ended 3/31/02

                  SIX      ONE     FIVE
                 MONTHS    YEAR    YEAR
                 ------    ----    ----
Number of
Funds in
peer group:        390      384     254
--------------------------------------------------------------------------------
Peer group
average annual
total return:    0.74%    2.46%   4.54%
--------------------------------------------------------------------------------
Lipper categories
in peer group:  Money Market

 CHANGE IN VALUE OF A $10,000 INVESTMENT

[LINE CHART OMITTED - PLOT POINTS AS FOLLOWS:]


                  GE Money Market                 90 Day
                        Fund                      T-Bill

2/22/93               10000.00                    10000.00
9/93                  10164.21                    10176.55
9/94                  10500.20                    10562.06
9/95                  11079.32                    11160.37
9/96                  11653.48                    11743.11
9/97                  12252.89                    12350.23
9/98                  12894.00                    12982.86
9/99                  13497.68                    13575.93
9/00                  14281.39                    14356.12
9/02                  14976.08                    15003.76
3/02                  15121.63                    15142.33

AVERAGE ANNUAL
TOTAL RETURN

                  SIX   ONE    FIVE    SINCE
                 MONTHS YEAR   YEAR  INCEPTION
             ---------------   ------------------
GE Money Market  0.97%  2.86%  4.83%  4.65%
90 Day T-Bill    0.92%  2.66%  4.69%  4.67%


FUND YIELD
AT MARCH 31, 2002
------------------------------------------------
                       FUND      IBC MONEY FUND
                       ----      --------------
  7-day current        1.47%+         1.36%
  7-day effective      1.49%          1.37%

CURRENT YIELD REPRESENTS INCOME EARNED ON AN INVESTMENT IN THE MONEY MARKET FUND FOR A SEVEN DAY PERIOD AND THEN ANNUALIZED.

EFFECTIVE YIELD IS CALCULATED SIMILARLY BUT IS SLIGHTLY HIGHER BECAUSE IT REFLECTS THE COMPOUNDING EFFECT OF EARNINGS ON REINVESTED DIVIDENDS.

+THE SEVEN DAY CURRENT YIELD, RATHER THAN THE TOTAL RETURN, MORE CLOSELY
 REFLECTS THE CURRENT EARNINGS OF THE GE MONEY MARKET FUND AT MARCH 31, 2002.


  AN INVESTMENT IN THE GE MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.


SEE NOTES TO PERFORMANCE FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.


Q&A


Q. HOW DID THE GE MONEY MARKET FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP DURING THE SIX MONTHS ENDING MARCH 31, 2002?

A.  The GE Money Market Fund returned 0.97% for the six months ending
    March 31, 2002, that compared to its benchmark, the 90-day Treasury Bill, which returned 0.92%. The average return posted by the Fund's Lipper peer group, representing 390 Money Market funds, was 0.74%

Q.  WHAT WERE THE KEY DRIVERS OF FUND PERFORMANCE?

A. The Fund's return for the period outperformed both its benchmark and respective peer group. Excess return resulted mainly from favorable management of the portfolio's average maturity. As the Federal Reserve continued lowering its target Federal Funds rate through year-end 2001, the average maturity of the Fund was kept longer; an effective strategy in a period of declining interest rates.

                                                            GE MONEY MARKET FUND
                              SCHEDULE OF INVESTMENTS March 31, 2002 (unaudited)

GE MONEY MARKET FUND
MARKET VALUE OF $268,978 (IN THOUSANDS)
[PIE CHART OMITTED - PLOT POINTS AS FOLLOWS:]

Commercial Paper                                  61.2%
U.S.Governments                                   25.3%
Yankee Certificates of Deposit                    13.5%


                                    PRINCIPAL     AMORTIZED
                                       AMOUNT          COST

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 99.4%
--------------------------------------------------------------------------------
U.S.GOVERNMENTS -- 25.1%


U.S. AGENCIES (D)

Federal Farm Credit
   Discount Notes
   1.78%    04/22/02             $ 3,680,000   $  3,676,179
Federal Home Loan Bank
   Discount Notes
   1.79%    04/24/02               1,300,000      1,298,522
Federal Home Loan Mortgage Corp.
   2.13%    09/20/02               9,740,000      9,649,721
   2.20%    01/02/03               8,290,000      8,156,531
                                                 17,806,252
Federal Home Loan Mortgage Corp.
   1.79%    04/23/02               2,372,000      2,369,420
Federal National Mortgage Assoc.
   1.76%    05/22/02              12,000,000     11,970,250
   1.85%    07/12/02                 500,000        497,408
   1.86%    05/30/02                 650,000        648,061
   1.87%    08/23/02               1,500,000      1,485,120
   1.998%   08/26/02              11,840,000     11,744,274
   1.998%   05/03/02               5,690,000      5,673,203
   4.10%    04/05/02              10,850,000     10,845,491
                                                 42,863,807

TOTAL U.S.GOVERNMENTS
   (COST $68,014,180)                            68,014,180


COMMERCIAL PAPER -- 60.8%

ABN Amro
   1.90%    04/01/02              26,000,000     26,000,000
Bank of America Corp
   1.60%    04/16/02              10,440,000     10,440,000



                                   PRINCIPAL      AMORTIZED
                                      AMOUNT           COST

Bank of Nova Scotia
   1.82%    06/06/02             $10,600,000    $10,564,631
Barclays PLC.
   1.78%    04/09/02              10,710,000     10,705,764
Canadian Imperial Bank
   of Commerce
   1.79%    05/01/02              10,770,000     10,753,935
Credit Suisse Group
   1.61%    04/10/02               4,000,000      3,998,390
   1.74%    04/10/02               6,450,000      6,447,194
HBOS PLC.
   1.79%    05/03/02              10,600,000     10,583,134
J.P. Morgan Chase & Co.
   1.80%    05/30/02              10,500,000     10,469,025
   1.90%    04/01/02              27,000,000     27,000,000
Morgan Stanley Group Inc.
   1.90%    04/01/02              16,310,000     16,310,000
Royal Bank of Canada
   1.81%    05/31/02              10,700,000     10,667,811
UBS AG
   1.91%    06/21/02              10,640,000     10,594,274

TOTAL COMMERCIAL PAPER
   (COST $164,534,158)                          164,534,158


YANKEE CERTIFICATES OF DEPOSIT -- 13.5%

Bank of Montreal
   1.78%    05/01/02              10,800,000     10,800,000
Bayerische Hypo-und
   Vereinsbank AG
   1.62%    04/15/02              10,890,000     10,890,000
Deutsche Bank AG
   1.70%    04/22/02              10,540,000     10,540,000
Toronto-Dominion Bank
   1.62%    04/16/02               1,000,000      1,000,000
   1.66%    04/16/02               3,200,000      3,200,000

TOTAL YANKEE CERTIFICATES OF DEPOSIT
   (COST $36,430,000)                            36,430,000


TOTAL SHORT-TERM INVESTMENTS
   (COST $268,978,338)                          268,978,338


OTHER ASSETS AND LIABILITIES,
   NET 0.6%                                       1,723,852
                                               ------------


NET ASSETS-- 100%                              $270,702,190
                                               ============

-----------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                 NOTES TO PERFORMANCE March 31, 2002 (unaudited)


Information on the preceding performance pages relating to the Fund's one year total return and top ten largest holdings is audited, all other information on the performance pages is unaudited.

Total returns take into account changes in share price and assume reinvestment of dividends and capital gains distributions, if any. Investment returns and net asset value on an investment will fluctuate and you may have a gain or loss when you sell your shares. Classes A and B are shown both without the imposition of the sales charge and also assuming the deduction of the current maximum applicable sales charges as described in Note 1 of the Notes to Financial Statements. Periods less than one year are not annualized.

The performance data relating to Class A and B shares of GE Mid-Cap Growth Fund, GE Value Equity Fund, GE Tax-Exempt Fund and GE Government Securities Fund, for all periods except the years ended September 30, 2001, 2000, 1999 and 1998, respectively, reflect the prior performance and expense ratios (adjusted to reflect GE Funds current sales charges) of Investors Trust Growth Fund, Investors Trust Value Fund, Investors Trust Tax Free Fund and Investors Trust Government Fund, respectively, each a series of Investors Trust (collectively, the "Investors Trust Funds"), the assets of which were acquired by the corresponding GE Fund on September 26, 1997 (the "Merger Date"). Because the Investors Trust Funds did not offer Class Y shares, performance data relating to the Class Y shares of GE Mid-Cap Growth Fund, GE Value Equity Fund, and GE Tax-Exempt Fund is limited to the period from the Merger Date to March 31, 2002.

Shares of the GE Funds are neither insured nor guaranteed by the U.S. Government, and their prices will fluctuate with market conditions.

A portion of the GE Tax-Exempt Fund's income may be subject to state, federal and/or alternative minimum tax. Capital gains, if any, are subject to capital gains tax.

GE Asset Management Incorporated ("GEAM") has agreed in writing to limit "Other Expenses" of each class of certain funds on an annualized basis through January 28, 2003. Had these fees and expenses not been absorbed, the returns (and/or yields) would have been lower. These provisions may be renewed or discontinued in the future.

The Standard & Poor's ("S&P") 500 Composite Price Index of stocks (S&P 500), the S&P/BARRA Composite Index of 500 value stocks (S&P 500/BARRA Value), the S&P 500/BARRA Growth Index (S&P 500/BARRA Growth), the S&P MidCap 400 Composite Price Index of stocks (S&P MidCap 400), the S&P MidCap 400/BARRA Value (S&P 400/BARRA Value), the Russell 2000 Index (Russell 2000), the Russell 1000 Value Index (Russell 1000 Value), the Morgan Stanley Capital International World Index (MSCI World), the Morgan Stanley Capital International Europe, Australasia, Far East Index (MSCI EAFE), the Morgan Stanley Capital International Europe Index (MSCI Europe), the Morgan Stanley Capital International Emerging Markets Free Index (MSCI EMF), the Lehman Brothers Aggregate Bond Index (LB Aggregate), the Lehman Brothers Government Bond Index (LB Government), the Lehman Brothers 1-3 Year Government Bond Index (LB 1-3 Year), the Lehman Brothers 10-Year Municipal Index (LBMI) and the Credit Suisse First Boston High Yield Index (CS First Boston High Yield) are unmanaged indices and do not reflect the actual cost of investing in the instruments that comprise each index.

The S&P 500 is a capitalization-weighted index of 500 widely held stocks recognized by investors to be representative of the stock market in general. The S&P 500/BARRA Growth and Value indices are capitalization-weighted indices constructed by dividing the stocks in the S&P 500 Index according to a single attribute: book-to-price ratio. This splits the S&P 500 Index into two mutually exclusive groups designed to track two predominant investment styles in the U.S. equity market. The S&P 500 BARRA Value Index contains firms with higher book-to-price ratios; conversely, the S&P 500/BARRA Growth Index has firms with lower book-to-price ratios. The S&P MidCap 400 is a capitalization-weighted index of 400 U.S. stocks with a median market capitalization. The S&P 400 MidCap 400/BARRA Value (S&P 400/BARRA Value) is a capitalization-weighted index of all the stocks in the S&P MidCap 400 Composite Price Index of stocks that have low price-to-book ratios. The Russell 2000 measures the performance of the smallest companies in the Russell 3000 Index, which represents approximately 10% of the total market capitalization of the Russell 3000 Index. The Russell 1000 measures the performance of the 1,000 largest U.S. companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. MSCI World is a composite of 1,303 securities traded in 24 developed markets of the world. MSCI EAFE is a composite of 913 foreign securities traded in 21 developed markets representing Europe, Australasia and the Far East. MSCI Europe is a composite of securities traded in 22 developed markets in Europe. MSCI EMF is a composite of securities available to non-domestic investors traded in 25 emerging markets. LB Aggregate is a composite index of

                                 NOTES TO PERFORMANCE March 31, 2002 (unaudited)


short-, medium-, and long-term bond performance and is widely recognized as a barometer of the bond market in general. The LB Government is comprised of all U.S. dollar fixed-rate U.S. agency and Treasury bond issues (excluding stripped issues) with remaining maturities greater than one year and with at least $100 million in outstanding issuance. The LB 1-3 is a composite of government and U.S. Treasury obligations with maturities of 1-3 years. LBMI is a composite of investment grade, fixed-rate municipal bonds and is considered to be representative of the municipal bond market. The CS First Boston High Yield is a composite of below investment-grade corporate bonds issued in the United States.

The results shown for the foregoing indices assume the reinvestment of net dividends or interest.

The GE Tax-Exempt Fund changed its benchmark index during the fiscal year-ended September 30, 1999 from the Lehman Brothers 10-Year General Obligation Municipal Bond Index, which is an index comprised of all municipal general obligation investment-grade debt issues with maturities between 8 and 11 years and each issue being at least $50 million, to the LBMI.

The GE High Yield Fund changed its benchmark during the fiscal year-ended September 30, 2000 from the Salomon Smith Barney High Yield Market Index, which is an index comprised of below investment-grade corporate bonds issued in the United States, to the CS First Boston High Yield.

The GE Mid-Cap Value Equity Fund changed its benchmark index during the year ended September 30, 2001 from the S&P 400 MidCap Stock Index to the S&P MidCap 400/BARRA Value. The companies included in the S&P MidCap 400/BARRA Value better represent the equity investments of the Fund.

The 90-Day T-Bill is the average return on three month U.S. Treasury Bills. The IBC Money Fund Report yields represent the average yields of 1,133 taxable money market funds.

A number of the broad market returns are not available from the Funds' commencement of investment operations through September 30, 2001 and therefore are calculated from the month end nearest to the Funds' commencement of operation date.

The peer universe of funds used in our peer ranking calculation is based on the blend of Lipper peer categories, as shown. This blend is the same as the category blend used by the Wall Street Journal (except for the GE Strategic Investment Fund for which we use the specific Lipper peer group and the GE Money Market Fund, which is not in the Wall Street Journal). The actual number of funds and numerical rankings in the Lipper and Wall Street Journal universes could differ since the Wall Street Journal excludes certain funds which do not meet their net asset or number of shareholder publication thresholds. A Fund's performance may be compared to or ranked within a universe of mutual funds with investment objectives and policies similar but not necessarily identical to the Fund's. Such comparisons or rankings are made on the basis of several factors, including the Fund's objectives and policies, management style and strategy, and portfolio composition, and may change over time if any of those factors change. Lipper is an independent mutual fund rating service.

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not represent current or future holdings and should not be considered as a recommendation to purchase or sell a particular security. They were cited solely for illustrative purposes. See the prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

Standard & Poor's, S&P, S&P 500 and S&P MidCap 400 are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use. The GE S&P 500 Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, to the investors of the Fund or any member of the public regarding the advisability of investing in the securities generally or in this Fund particularly or the ability of the GE S&P 500 Index Fund to track general stock market performance.

  + Returns are those of the predecessor Class C, which was combined with Class
    A as of the close of business on September 17, 1999. The Average Annual Total Return figures for Class A with load have been adjusted to reflect Class A sales charges. See Footnote 8 in the Notes to the Financial Statements.

++ Effective as of the close of business on September 17, 1999, the distribution and service fees were reduced on Class A shares. Had the distribution and service fees not been reduced, the Class A performance results would have been lower.

                    NOTES TO SCHEDULES OF INVESTMENTS March 31, 2002 (unaudited)


(a) Non-income producing security.

(b) Pursuant to Rule 144A of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2002, these securities amounted to $53,647; $151,048; $1,779,030; $2,383,621 and $3,693,642 or 0.10%, 0.24%,
    0.78%, 6.32% and 1.77% of net assets for the GE Global Equity, GE International Equity, GE Strategic Investment, GE High Yield and GE Fixed Income Funds, respectively. These securities have been determined to be liquid using procedures established by the Board of Trustees.

(c) Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(d) Coupon amount represents effective yield.

(e) State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund's custodian and sub-adviser.

(f) Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.

(g) Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.

(h) At March 31, 2002, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA's.

(i) Variable or floating rate security. The stated rate represents the rate at March 31, 2002.

(j) All or a portion of the security out on loan.

(k) Treasury Inflation Protected Security. Principal amount has been adjusted for inflation.

(l) At March 31, 2002, the security is in default of its interest payments.

(m) Escrowed to maturity. Bonds are collateralized by U.S. Treasury securities which are held in escrow by a trustee and used to pay principal and interest on such bonds.

(n) Prerefunded. Bonds are collateralized by U.S. Treasury securities which are held in escrow and are used to pay principal and interest on the tax-exempt issue and to retire the bonds at the earliest refunding date.

(o) The security is insured by AMBAC, MBIA or FGIC. The GE Tax-Exempt Fund had insurance concentrations of 5% or greater as of March 31, 2002 (as a percentage of net assets) as follows:

      MBIA               8.15%
      AMBAC              6.11%
      FGIC               4.38%
      FSA                8.97%

(p) All or a portion of the security purchased with collateral from securities lending.

(q) Step coupon bond. Security becomes interest bearing at a future date.

(r) REMIC Securities

^   Denominated in USD unless otherwise indicated.

*   Less than 0.01%.

The maturity date disclosed for fixed income securities represents the earlier of the first call date, the next interest reset date or the ultimate maturity date.

Abbreviations:

ADR         American Depositary Receipt

AMBAC       AMBAC Indemnity Corporation

EUR         Euro

FDR         Finish Depositary Receipt

FGIC        Financial Guaranty Insurance Corporation

FHA         Federal Housing Administration

FSA         Financial Security Assurance

GBP         British Pound

GDR         Global Depositary Receipt

G.O.        General Obligation

MBIA        Municipal Bond Investors Assurance Corporation

REGD.       Registered

REMIC       Real Estate Mortgage Investment Conduit

STRIPS      Separate Trading of Registered Interest and Principal of Security

USD         United States Dollar


                                                                                              FINANCIAL HIGHLIGHTS
                                     SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT THE PERIOD(S) INDICATED
GE U.S. EQUITY FUND
------------------------------------------------------------------------------------------------------------------

                                                                        CLASS A

                                            3/31/02(b)   9/30/01(b)  9/30/00(b)  9/30/99(b,c) 9/30/98(b) 9/30/97
------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                     --          --          --          --         --      1/5/93
Net asset value, beginning of period           $25.00      $32.45      $32.53      $27.82      $29.00     $23.02
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                   0.06        0.13        0.15        0.18        0.27       0.30
  Net realized and unrealized
   gains (losses) on investments                 2.95       (5.52)       3.63        7.26        1.22       8.19
------------------------------------------------------------------------------------------------------------------

TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS                          3.01       (5.39)       3.78        7.44        1.49       8.49
------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS FROM:
  Net investment income                          0.09        0.12        0.14        0.23        0.24       0.32
  Net realized gains                             0.24        1.94        3.72        2.50        2.43       2.19
------------------------------------------------------------------------------------------------------------------

TOTAL DISTRIBUTIONS                              0.33        2.06        3.86        2.73        2.67       2.51
------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                 $27.68      $25.00      $32.45      $32.53      $27.82     $29.00
------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (A)                                12.05%     (17.71%)     12.10%      27.79%       5.62%     39.76%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands)                            $347,166    $285,417    $385,111    $311,958    $124,714    $97,886
  Ratios to average net assets:
   Net investment income (loss)*                 0.47%       0.43%       0.46%       0.56%       0.92%      1.18%
   Net expenses*                                 0.87%       0.87%       0.83%       0.81%       0.75%      0.75%
   Gross expenses*                               0.87%       0.88%       0.83%       0.83%       0.84%      0.93%
  Portfolio turnover rate                          26%         53%         48%         46%         29%        38%
------------------------------------------------------------------------------------------------------------------



GE U.S. EQUITY FUND
-----------------------------------------------------------------------------------------------------------------

                                                                    CLASS B

                                            3/31/02(b)    9/30/01(b)  9/30/00(b) 9/30/99(b)  9/30/98(b)  9/30/97
-----------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                    --           --           --         --          --   12/22/93
Net asset value, beginning of period          $23.97       $31.30       $31.58      $27.11     $28.35     $22.57
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                $(0.03)       (0.09)       (0.09)     (0.06)       0.05       0.11
  Net realized and unrealized
   gains (losses) on investments                2.81        (5.30)        3.53       7.08        1.20       8.03
-----------------------------------------------------------------------------------------------------------------

TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS                         2.78        (5.39)        3.44       7.02        1.25       8.14
-----------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS FROM:
  Net investment income                           --           --           --       0.05        0.06       0.17
  Net realized gains                            0.24         1.94         3.72       2.50        2.43       2.19
-----------------------------------------------------------------------------------------------------------------

TOTAL DISTRIBUTIONS                             0.24         1.94         3.72       2.55        2.49       2.36
-----------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                $26.51       $23.97       $31.30     $31.58      $27.11     $28.35
-----------------------------------------------------------------------------------------------------------------

TOTAL RETURN (A)                               11.62%      (18.33%)      11.29%     26.83%       4.80%     38.75%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands)                            $36,242      $35,163      $46,577    $36,921     $21,407    $14,380
  Ratios to average net assets:
   Net investment income (loss)*               (0.27%)      (0.32%)      (0.29%)    (0.19%)      0.17%      0.44%
   Net expenses*                                1.62%        1.62%        1.58%      1.56%       1.50%      1.50%
   Gross expenses*                              1.62%        1.63%        1.58%      1.58%       1.63%      1.88%
  Portfolio turnover rate                         26%          53%          48%        46%         29%        38%
-----------------------------------------------------------------------------------------------------------------


                                                         CLASS C
                                                      (LEVEL LOAD)

                                            3/31/02(b)  9/30/01(b)  9/30/00(b)
---------------------------------------------------------------------------------

INCEPTION DATE                                     --          --     9/30/99
Net asset value, beginning of period           $23.79      $31.08      $31.58
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                  (0.04)      (0.09)      (0.10)
  Net realized and unrealized
   gains (losses) on investments                 2.80       (5.26)       3.53
---------------------------------------------------------------------------------

TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS                          2.76       (5.35)       3.43
---------------------------------------------------------------------------------

LESS DISTRIBUTIONS FROM:
  Net investment income                          0.00          --        0.21
  Net realized gains                             0.24        1.94        3.72
---------------------------------------------------------------------------------

TOTAL DISTRIBUTIONS                              0.24        1.94        3.93
---------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                 $26.31      $23.79      $31.08
---------------------------------------------------------------------------------
TOTAL RETURN (A)                                11.63%     (18.30%)     11.25%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands)                              $6,155      $5,129      $4,811
  Ratios to average net assets:
   Net investment income (loss)*                (0.28%)     (0.33%)     (0.32%)
   Net expenses*                                 1.62%       1.62%       1.57%
   Gross expenses*                               1.62%       1.64%       1.57%
  Portfolio turnover rate                          26%         53%         48%
---------------------------------------------------------------------------------



                                                                       CLASS Y(D)

                                            3/31/02(b) 9/30/01(b) 9/30/00(b)  9/30/99(b)  9/30/98(b)    9/30/97
-----------------------------------------------------------------------------------------------------------------

INCEPTION DATE                                    --          --         --        --           --     11/29/93
Net asset value, beginning of period          $24.94      $32.38     $32.48    $27.78       $28.99       $23.03
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                  0.10        0.20       0.23      0.26         0.34         0.37
  Net realized and unrealized
   gains (losses) on investments                2.92       (5.50)      3.62      7.25         1.21         8.19
-----------------------------------------------------------------------------------------------------------------

TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS                         3.02       (5.30)      3.85      7.51         1.55         8.56
-----------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS FROM:
  Net investment income                         0.15        0.20       0.23      0.31         0.33         0.41
  Net realized gains                            0.24        1.94       3.72      2.50         2.43         2.19
-----------------------------------------------------------------------------------------------------------------

TOTAL DISTRIBUTIONS                             0.39        2.14       3.95      2.81         2.76         2.60
-----------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                $27.57      $24.94     $32.38    $32.48       $27.78       $28.99
-----------------------------------------------------------------------------------------------------------------
TOTAL RETURN (A)                               12.16%     (17.50%)    12.38%    28.14%        5.86%       40.16%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands)                           $319,977    $288,666   $377,913  $358,583     $281,071     $212,957
  Ratios to average net assets:
   Net investment income (loss)*                0.72%       0.68%      0.71%     0.81%        1.16%        1.45%
   Net expenses*                                0.62%       0.62%      0.58%     0.56%        0.50%        0.50%
   Gross expenses*                              0.62%       0.63%      0.58%     0.58%        0.56%        0.52%
  Portfolio turnover rate                         26%         53%        48%       46%          29%          38%
-----------------------------------------------------------------------------------------------------------------



-------------------
See Notes to Financial Highlights and Notes to Financial Statements.


                                                                                                FINANCIAL HIGHLIGHTS
                                       SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT THE PERIOD(S) INDICATED

GE VALUE EQUITY FUND
--------------------------------------------------------------------------------------------------------------------
                                                                          CLASS A

                                            3/31/02(b)  9/30/01(b)  9/30/00(b)  9/30/99(b,c) 9/30/98(b)  9/30/97(e)
--------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                     --          --          --          --          --     9/8/93
Net asset value, beginning of period           $10.07      $12.76      $12.18       $9.93      $13.58     $10.83
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                   0.03        0.05        0.05        0.02        0.05       0.07
  Net realized and unrealized
   gains (losses) on investments                 1.12       (1.96)       1.31        2.66        0.46       3.59
--------------------------------------------------------------------------------------------------------------------

TOTAL INCOME (LOSS) FROM
   INVESTMENT OPERATIONS                         1.15       (1.91)       1.36        2.68        0.51       3.66
--------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS FROM:
  Net investment income                          0.02          --          --        0.03       --          0.04
  Net realized gains                             0.04        0.78        0.78        0.40        4.16       0.87
--------------------------------------------------------------------------------------------------------------------

TOTAL DISTRIBUTIONS                              0.06        0.78        0.78        0.43        4.16       0.91
--------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                 $11.16      $10.07      $12.76      $12.18       $9.93     $13.58
--------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (A)                                11.41%     (15.95%)     11.35%      27.34%       5.86%     36.18%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands)                             $58,262     $46,045     $43,283     $29,607     $14,276     $8,236
  Ratios to average net assets:
    Net investment income (loss)*                0.59%       0.42%       0.38%       0.18%       0.50%      0.63%
    Net expenses*                                1.06%       1.08%       1.05%       1.29%       1.31%      1.30%
    Gross expenses*                              1.06%       1.09%       1.05%       1.30%       1.33%      1.33%
  Portfolio turnover rate                          25%         52%         49%         31%         40%       131%
--------------------------------------------------------------------------------------------------------------------



                                                                                                FINANCIAL HIGHLIGHTS
                                       SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT THE PERIOD(S) INDICATED

GE VALUE EQUITY FUND
-------------------------------------------------------------------------------------------------------------------

                                                                             CLASS B

                                              3/31/02(b) 9/30/01(b)  9/30/00(b) 9/30/99(b)  9/30/98(b)  9/30/97(e)
-------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                    --           --           --         --          --     9/8/93
Net asset value, beginning of period           $9.69       $12.39       $11.94      $9.77      $13.48     $10.79
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                 (0.01)       (0.04)       (0.04)     (0.04)         --      (0.01)
  Net realized and unrealized
   gains (losses) on investments                1.08        (1.88)        1.27       2.61        0.45       3.57
-------------------------------------------------------------------------------------------------------------------

TOTAL INCOME (LOSS) FROM
   INVESTMENT OPERATIONS                        1.07        (1.92)        1.23       2.57        0.45       3.56
-------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS FROM:
  Net investment income                           --           --           --        --           --         --
  Net realized gains                            0.04         0.78         0.78       0.40        4.16       0.87
-------------------------------------------------------------------------------------------------------------------

TOTAL DISTRIBUTIONS                             0.04         0.78         0.78       0.40        4.16       0.87
-------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                $10.72        $9.69       $12.39     $11.94       $9.77     $13.48
-------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (A)                               11.01%      (16.54%)      10.44%     26.67%       5.32%     35.23%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands)                            $24,122      $28,131      $45,675    $51,369     $44,655    $46,035
  Ratios to average net assets:
    Net investment income (loss)*              (0.13%)      (0.32%)      (0.36%)    (0.32%)      0.00%     (0.12%)
    Net expenses*                               1.81%        1.83%        1.80%      1.81%       1.81%      2.05%
    Gross expenses*                             1.81%        1.83%        1.80%      1.82%       1.81%      2.07%
  Portfolio turnover rate                         25%          52%          49%        31%         40%       131%
-------------------------------------------------------------------------------------------------------------------





                                                       CLASS C
                                                    (LEVEL LOAD)                                     CLASS Y(D)

                                         3/31/02(b) 9/30/01(b) 9/30/00(b)   3/31/02(b) 9/30/01(b) 9/30/00(b) 9/30/99(b) 9/30/98(b,h)
------------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                 --          --     9/30/99          --          --         --        --       1/5/98
Net asset value, beginning of period        $9.68      $12.40      $11.94      $10.65      $13.41     $12.74    $10.38       $10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss)              (0.01)      (0.04)      (0.05)       0.05        0.08       0.08      0.08         0.08
  Net realized and unrealized
   gains (losses) on investments             1.08       (1.90)       1.29        1.18       (2.06)      1.37      2.76         0.30
-----------------------------------------------------------------------------------------------------------------------------------

TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS                      1.07       (1.94)       1.24        1.23       (1.98)      1.45      2.84         0.38
-----------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS FROM:
  Net investment income                      0.00          --          --        0.05       --         --         0.08           --
  Net realized gains                         0.04        0.78        0.78        0.04        0.78       0.78      0.40           --
-----------------------------------------------------------------------------------------------------------------------------------

TOTAL DISTRIBUTIONS                          0.04        0.78        0.78        0.09        0.78       0.78      0.48           --
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD             $10.71       $9.68      $12.40      $11.79      $10.65     $13.41    $12.74       $10.38
-----------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (A)                            11.02%     (16.70%)     10.53%      11.54%     (15.69%)    11.56%    27.85%        3.80%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands)                          $1,361        $982        $847      $5,627      $5,686     $3,769    $2,292       $1,580
  Ratios to average net assets:
    Net investment income (loss)*           (0.17%)     (0.34%)     (0.41%)      0.85%       0.67%      0.61%     0.68%        0.98%
    Net expenses*                            1.81%       1.83%       1.80%       0.81%       0.83%      0.80%     0.81%        0.81%
    Gross expenses*                          1.81%       1.84%       1.80%       0.81%       0.84%      0.80%     0.82%        0.81%
  Portfolio turnover rate                      25%         52%         49%         25%         52%        49%       31%          40%
------------------------------------------------------------------------------------------------------------------------------------


---------------------
See Notes to Financial Highlights and Notes to Financial Statements.


                                                                                               FINANCIAL HIGHLIGHTS
                                      SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT THE PERIOD(S) INDICATED


GE MID-CAP GROWTH FUND
-------------------------------------------------------------------------------------------------------------------

                                                                              CLASS A

                                             3/31/02(b)  9/30/01(b)  9/30/00(b)  9/30/99(b,c) 9/30/98(b) 9/30/97(e)
-------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                     --          --          --          --          --     9/8/93
Net asset value, beginning of period            $8.88      $12.57       $9.42       $8.27      $17.61     $13.16
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                  (0.02)         --(g)     0.01       (0.04)      (0.04)     (0.07)
  Net realized and unrealized
    gains (losses) on investments                1.38       (2.40)       3.14        1.19       (1.86)      4.52
-------------------------------------------------------------------------------------------------------------------

TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS                          1.36       (2.40)       3.15        1.15       (1.90)      4.45
-------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS FROM:
  Net investment income                            --          --          --          --          --         --
  Net realized gains                               --        1.23          --          --        7.37         --
  Return of capital                                --        0.06          --          --        0.07         --
-------------------------------------------------------------------------------------------------------------------

TOTAL DISTRIBUTIONS                                --        1.29          --          --        7.44         --
-------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                 $10.24       $8.88      $12.57       $9.42       $8.27     $17.61
-------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (A)                                15.32%     (20.89%)     33.44%      13.91%     (16.11%)    33.81%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands)                             $27,682     $21,857     $23,942     $15,943     $10,134    $10,885
  Ratios to average net assets:
   Net investment income (loss)*                (0.41%)      0.00%**     0.12%      (0.41%)     (0.35%)    (0.51%)
   Net expenses*                                 1.13%       1.14%       1.15%       1.38%       1.40%      1.31%
   Gross expenses*                               1.13%       1.17%       1.25%       1.46%       1.45%      1.46%
  Portfolio turnover rate                          26%         51%         47%         48%         13%       139%
-------------------------------------------------------------------------------------------------------------------



                                                                           CLASS B

                                              3/31/02(b)  9/30/01(b)  9/30/00(b) 9/30/99(b) 9/30/98(b) 9/30/97(e)
-----------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                    --           --           --         --          --     9/8/93
Net asset value, beginning of period           $8.14       $11.71        $8.84      $7.80      $17.11     $12.87
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                 (0.05)       (0.07)       (0.07)     (0.08)      (0.08)     (0.18)
  Net realized and unrealized
    gains (losses) on investments               1.26        (2.21)        2.94       1.12       (1.79)      4.42
-----------------------------------------------------------------------------------------------------------------

TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS                         1.21        (2.28)        2.87       1.04       (1.87)      4.24
-----------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS FROM:
  Net investment income                           --           --           --         --          --         --
  Net realized gains                              --         1.23           --         --        7.40         --
  Return of capital                               --         0.06           --         --        0.04         --
-----------------------------------------------------------------------------------------------------------------

TOTAL DISTRIBUTIONS                               --         1.29           --         --        7.44         --
-----------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                 $9.35        $8.14       $11.71      $8.84       $7.80     $17.11
-----------------------------------------------------------------------------------------------------------------

TOTAL RETURN (A)                               14.86%      (21.45%)      32.47%     13.33%     (16.62%)    33.02%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands)                             $8,501      $10,064      $16,908    $18,073     $22,038    $32,280
  Ratios to average net assets:
   Net investment income (loss)*               (1.16%)      (0.73%)      (0.65%)    (0.91%)     (0.86%)    (1.26%)
   Net expenses*                                1.88%        1.89%        1.90%      1.90%       1.90%      2.06%
   Gross expenses*                              1.88%        1.93%        2.00%      1.97%       1.93%      2.21%
  Portfolio turnover rate                         26%          51%          47%        48%         13%       139%
-----------------------------------------------------------------------------------------------------------------




                                                   CLASS C
                                                 (LEVEL LOAD)                                  CLASS Y(D)

                                         3/31/02(b) 9/30/01(b)  9/30/00(b)  3/31/02(b) 9/30/01(b) 9/30/00(b) 9/30/99(b) 9/30/98(b,h)
------------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                --          --      9/30/99         --        --         --        --       1/5/98
Net asset value, beginning of period       $8.14      $11.71       $8.84       $9.74    $13.35      $9.98     $8.71       $10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss)             (0.05)      (0.08)      (0.07)      (0.01)       -- (g)   0.03      0.01         0.01
  Net realized and unrealized
   gains (losses) on investments            1.26       (2.20)       2.94        1.51     (2.32)      3.34      1.26        (1.30)
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS                     1.21       (2.28)       2.87        1.50     (2.32)      3.37      1.27        (1.29)
------------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS FROM:
  Net investment income                       --          --          --          --        --         --        --           --
  Net realized gains                          --        1.23          --          --      1.23         --        --           --
  Return of capital                           --        0.06          --          --      0.06         --        --           --
------------------------------------------------------------------------------------------------------------------------------------

TOTAL DISTRIBUTIONS                           --        1.29          --          --      1.29         --        --           --
------------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD             $9.35       $8.14      $11.71      $11.24     $9.74     $13.35     $9.98        $8.71
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (A)                           14.86%     (21.44%)     32.47%      15.40%   (18.87%)    33.77%    14.58%      (12.90%)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands)                           $345        $246        $186         $65       $40        $14      $783         $471
  Ratios to average net assets:
    Net investment income (loss)*          (1.16%)     (0.79%)     (0.60%)     (0.16%)    0.01%      0.26%     0.09%        0.21%
    Net expenses*                           1.88%       1.88%       1.90%       0.88%     0.88%      0.90%     0.90%        0.89%
    Gross expenses*                         1.88%       1.91%       2.00%       0.88%     0.89%      1.01%     0.97%        0.89%
  Portfolio turnover rate                     26%         51%         47%         26%       51%        47%       48%          13%
------------------------------------------------------------------------------------------------------------------------------------


-------------
See Notes to Financial Highlights and Notes to Financial Statements.


                                                                                                                FINANCIAL HIGHLIGHTS
                                                       SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT THE PERIOD(S) INDICATED

GE MID-CAP VALUE EQUITY FUND
------------------------------------------------------------------------------------------------------------------------------------

                                                                    CLASS A

                                             3/31/02(b) 9/30/01(b)  9/30/00(b) 9/30/99(b,c,i)
----------------------------------------------------------------------------------------------
INCEPTION DATE                                     --          --          --     12/31/98
Net asset value, beginning of period            $9.97      $10.60       $9.83      $10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                   0.01        0.03        0.06        0.04
  Net realized and unrealized
    gains (losses) on investments                1.98       (0.60)       0.78       (0.21)
----------------------------------------------------------------------------------------------

TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS                          1.99       (0.57)       0.84       (0.17)
----------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS FROM:
  Net investment income                          0.06          --        0.07          --
  Net realized gains                             0.15        0.06          --          --
----------------------------------------------------------------------------------------------

TOTAL DISTRIBUTIONS                              0.21        0.06        0.07          --
----------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                 $11.75       $9.97      $10.60       $9.83
----------------------------------------------------------------------------------------------

TOTAL RETURN (A)                                20.16%      (5.42%)      8.55%      (1.70%)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands)                              $3,241      $2,145      $1,911        $708
  Ratios to average net assets:
   Net investment income (loss)*                 0.24%       0.26%       0.54%       0.47%
   Net expenses*                                 1.21%       1.27%       1.23%       1.15%
   Gross expenses*                               1.21%       1.27%       1.34%       1.54%
  Portfolio turnover rate                          21%        101%         35%         17%
----------------------------------------------------------------------------------------------




                                                             CLASS B                        CLASS C (LEVEL LOAD)

                                         3/31/02(b) 9/30/01(b) 9/30/00(b) 9/30/99(b,i) 3/31/02(b) 9/30/01(b)  9/30/00(b)
------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                --         --        --       12/31/98         --         --      9/30/99
Net asset value, beginning of period       $9.80     $10.50     $9.77       $10.00        $9.75     $10.44       $9.77
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss)             (0.03)     (0.05)    (0.02)       (0.02)       (0.03)     (0.05)      (0.02)
  Net realized and unrealized
    gains (losses) on investments           1.95      (0.59)     0.77        (0.21)        1.94      (0.58)       0.77
------------------------------------------------------------------------------------------------------------------------

TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS                     1.92      (0.64)     0.75        (0.23)        1.91      (0.63)       0.75
------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS FROM:
  Net investment income                       --         --      0.02           --         0.00         --        0.08
  Net realized gains                        0.15       0.06        --           --         0.15       0.06          --
------------------------------------------------------------------------------------------------------------------------

TOTAL DISTRIBUTIONS                         0.15       0.06      0.02           --         0.15       0.06        0.08
------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD            $11.57      $9.80    $10.50        $9.77       $11.51      $9.75      $10.44
------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (A)                           19.74%     (6.14%)    7.69%       (2.30%)      19.74%     (6.08%)      7.69%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands)                           $518       $434      $298         $177         $963       $804        $590
  Ratios to average net assets:
   Net investment income (loss)*           (0.50%)    (0.49%)   (0.19%)      (0.21%)      (0.51%)    (0.50%)     (0.23%)
   Net expenses*                            1.96%      2.02%     1.98%        1.90%        1.96%      2.02%       1.99%
   Gross expenses*                          1.96%      2.02%     2.09%        2.38%        1.96%      2.02%       2.09%
  Portfolio turnover rate                     21%       101%       35%          17%          21%       101%         35%
------------------------------------------------------------------------------------------------------------------------



                                                               CLASS Y(D)

                                              3/31/02(b) 9/30/01(b) 9/30/00(b)  9/30/99(b,i)
--------------------------------------------------------------------------------------------
INCEPTION DATE                                     --          --          --     12/31/98
Net asset value, beginning of period            $9.99      $10.61       $9.84      $10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                          0.03        0.06        0.08        0.06
  Net realized and unrealized
    gains (losses) on investments                1.98       (0.60)       0.78       (0.22)
--------------------------------------------------------------------------------------------

TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS                          2.01       (0.54)       0.86       (0.16)
--------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS FROM:
  Net investment income                          0.08        0.02        0.09          --
  Net realized gains                             0.15        0.06          --          --
--------------------------------------------------------------------------------------------

TOTAL DISTRIBUTIONS                              0.23        0.08        0.09          --
--------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                 $11.77       $9.99      $10.61       $9.84
--------------------------------------------------------------------------------------------

TOTAL RETURN (A)                                20.38%      (5.15%)      8.72%      (1.60%)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands)                             $12,542     $10,421     $10,990     $10,103
  Ratios to average net assets:
   Net investment income*                        0.49%       0.50%       0.81%       0.79%
   Net expenses*                                 0.96%       1.02%       0.97%       0.90%
   Gross expenses*                               0.96%       1.02%       1.09%       1.36%
  Portfolio turnover rate                          21%        101%         35%         17%
--------------------------------------------------------------------------------------------


------------
See Notes to Financial Highlights and Notes to Financial Statements.


                                                                                                                FINANCIAL HIGHLIGHTS
                                                       SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT THE PERIOD(S) INDICATED

GE SMALL-CAP VALUE EQUITY FUND
------------------------------------------------------------------------------------------------------------------------------------

                                                          CLASS A                                  CLASS B

                                         3/31/02(b)  9/30/01(b)  9/30/00(b) 9/30/99(b,c) 3/31/02(b) 9/30/01(b) 9/30/00(b) 9/30/99(b)
------------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                 --          --          --      9/30/98         --         --        --      9/30/98
Net asset value, beginning of period       $13.74      $13.60      $12.16      $10.00      $13.44     $13.41    $12.09      $10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                 --        0.05        0.00(g)    (0.02)      (0.05)     (0.05)    (0.10)      (0.06)
  Net realized and unrealized
    gains on investments                     2.33        0.56        3.10        2.24        2.28       0.55      3.08        2.19
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INCOME FROM
  INVESTMENT OPERATIONS                      2.33        0.61        3.10        2.22        2.23       0.50      2.98        2.13
------------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS FROM:
  Net investment income                      0.05          --          --        0.03          --         --        --        0.01
  Net realized gains                         2.08        0.47        1.66        0.03        2.08       0.47      1.66        0.03
------------------------------------------------------------------------------------------------------------------------------------

TOTAL DISTRIBUTIONS                          2.13        0.47        1.66        0.06        2.08       0.47      1.66        0.04
------------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD             $13.94      $13.74      $13.60      $12.16      $13.59     $13.44    $13.41      $12.09
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (A)                            17.78%       4.70%      27.80%      22.28%      17.42%      4.00%    26.77%      21.37%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands)                         $47,323     $32,918     $29,228     $14,561     $16,455    $13,320   $11,853      $8,505
  Ratios to average net assets:
   Net investment income (loss)*            (0.07%)      0.36%       0.02%      (0.15%)     (0.81%)    (0.40%)   (0.75%)     (0.56%)
   Net expenses*                             1.13%       1.12%       1.10%       1.15%       1.88%      1.88%     1.85%       1.90%
   Gross expenses*                           1.13%       1.17%       1.11%       1.41%       1.88%      1.92%     1.86%       2.19%
  Portfolio turnover rate                      73%        146%        219%        182%         73%       146%      219%        182%
------------------------------------------------------------------------------------------------------------------------------------



                                                    CLASS C (LEVEL LOAD)

                                               3/31/02(b)  9/30/01(b)  9/30/00(b)
---------------------------------------------------------------------------------
INCEPTION DATE                                    --         --        9/30/99
Net asset value, beginning of period             $13.44     $13.41      $12.09
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                    (0.06)     (0.06)      (0.10)
  Net realized and unrealized
    gains on investments                           2.29       0.56        3.08
---------------------------------------------------------------------------------

TOTAL INCOME FROM
  INVESTMENT OPERATIONS                            2.23       0.50        2.98
---------------------------------------------------------------------------------

LESS DISTRIBUTIONS FROM:
  Net investment income                            0.03         --          --
  Net realized gains                               2.08       0.47        1.66
---------------------------------------------------------------------------------

TOTAL DISTRIBUTIONS                                2.11       0.47        1.66
---------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                   $13.56     $13.44      $13.41
---------------------------------------------------------------------------------

TOTAL RETURN (A)                                  17.41%      4.00%      26.77%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands)                                $2,189       $455        $159
  Ratios to average net assets:
   Net investment income (loss)*                  (0.81%)    (0.45%)     (0.76%)
   Net expenses*                                   1.87%      1.88%       1.85%
   Gross expenses*                                 1.87%      1.94%       1.86%
  Portfolio turnover rate                            73%       146%        219%
---------------------------------------------------------------------------------



                                                               CLASS Y(D)

                                             3/31/02(b)  9/30/01(b)  9/30/00(b)   9/30/99(b)
--------------------------------------------------------------------------------------------
INCEPTION DATE                                     --          --          --     9/30/98
Net asset value, beginning of period           $13.85      $13.66      $12.18      $10.00
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                          0.01        0.09        0.05        0.05
  Net realized and unrealized
    gains on investments                         2.35        0.57        3.09        2.19
--------------------------------------------------------------------------------------------

TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS                          2.36        0.66        3.14        2.24
--------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS FROM:
  Net investment income                          0.09          --          --        0.03
  Net realized gains                             2.08        0.47        1.66        0.03
--------------------------------------------------------------------------------------------

TOTAL DISTRIBUTIONS                              2.17        0.47        1.66        0.06
--------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                 $14.04      $13.85      $13.66      $12.18
--------------------------------------------------------------------------------------------

TOTAL RETURN (A)                                17.95%       5.06%      28.11%      22.53%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands)                              $5,762      $5,892     $10,934        $293
  Ratios to average net assets:
   Net investment income*                        0.21%       0.65%       0.35%       0.41%
   Net expenses*                                 0.88%       0.87%       0.83%       0.90%
   Gross expenses*                               0.88%       0.91%       0.83%       1.17%
  Portfolio turnover rate                          73%        146%        219%        182%
--------------------------------------------------------------------------------------------



------------
See Notes to Financial Highlights and Notes to Financial Statements.



                                                                                                                FINANCIAL HIGHLIGHTS
                                                       SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT THE PERIOD(S) INDICATED

GE S&P 500 INDEX FUND
------------------------------------------------------------------------------------------------------------------------------------

                                                                      CLASS A

                                                        3/31/02(b)    9/30/01    9/30/00(f)
-------------------------------------------------------------------------------------------
INCEPTION DATE                                                 --           --     4/28/00
Net asset value, beginning of period                        $7.21        $9.94     $10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                      0.04         0.08       0.04
  Net realized and unrealized
    gains (losses) on investments                            0.73        (2.74)     (0.10)
-------------------------------------------------------------------------------------------

TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS               0.77        (2.66)     (0.06)
-------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS FROM:
  Net investment income                                      0.08         0.07         --
  Net realized gains                                           --           --         --
-------------------------------------------------------------------------------------------

TOTAL DISTRIBUTIONS                                          0.08         0.07         --
-------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                              $7.90        $7.21      $9.94
-------------------------------------------------------------------------------------------

TOTAL RETURN (A)                                            10.63%      (26.95%)    (0.60%)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands)                $30,789      $24,695    $28,534
  Ratios to average net assets:
   Net investment income*                                    0.96%        0.99%      1.13%
   Net expenses*                                             0.45%        0.45%      0.45%
   Gross expenses*                                           0.45%        0.50%      1.06%
  Portfolio turnover rate                                       3%           5%         6%
-------------------------------------------------------------------------------------------



------------
See Notes to Financial Highlights and Notes to Financial Statements.



                                                                                                                FINANCIAL HIGHLIGHTS
                                                       SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT THE PERIOD(S) INDICATED

GE GLOBAL EQUITY FUND
------------------------------------------------------------------------------------------------------------------------------------

                                                                          CLASS A

                                             3/31/02(b)  9/30/01(b)  9/30/00(b)  9/30/99(b,c) 9/30/98(b) 9/30/97
------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                     --          --          --          --          --     1/5/93
Net asset value, beginning of period           $16.58      $27.18      $25.86      $19.72      $24.81     $22.18
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                  (0.01)       0.08        0.03        0.06        0.05       0.04
  Net realized and unrealized
   gains (losses) on investments                 1.61       (6.26)       3.61        7.05       (2.65)      3.94
------------------------------------------------------------------------------------------------------------------

TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS                          1.60       (6.18)       3.64        7.11       (2.60)      3.98
------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income                          0.06          --          --         --         0.02       0.06
  Net realized gains                             0.02        4.42        2.32        0.97        2.47       1.29
------------------------------------------------------------------------------------------------------------------

TOTAL DISTRIBUTIONS                              0.08        4.42        2.32        0.97        2.49       1.35
------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                 $18.10      $16.58      $27.18      $25.86      $19.72     $24.81
------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (A)                                 9.64%     (26.69%)     14.45%      36.89%     (10.86%)    18.82%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands)                             $36,238     $42,200     $49,784     $39,245     $28,412    $35,120
  Ratios to average net assets:
   Net investment income (loss)*                (0.07%)      0.39%       0.11%       0.23%       0.22%      0.24%
   Net expenses*                                 1.34%       1.34%       1.31%       1.35%       1.34%      1.35%
   Gross expenses*                               1.34%       1.35%       1.31%       1.37%       1.35%      1.45%
  Portfolio turnover rate                          32%         62%         77%         64%         71%        70%
------------------------------------------------------------------------------------------------------------------




                                                                             CLASS B

                                              3/31/02(b)   9/30/01(b)  9/30/00(b) 9/30/99(b)  9/30/98(b)   9/30/97
--------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                      --           --           --         --          --    12/22/93
Net asset value, beginning of period            $15.52       $25.90       $24.92     $19.17      $24.32     $21.87
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                   (0.07)       (0.08)       (0.16)     (0.12)      (0.11)     (0.08)
  Net realized and unrealized
   gains (losses) on investments                  1.51        (5.88)        3.46       6.84       (2.57)      3.82
--------------------------------------------------------------------------------------------------------------------

TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS                           1.44        (5.96)        3.30       6.72       (2.68)      3.74
--------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income                             --           --           --        --           --         --
  Net realized gains                              0.02         4.42         2.32       0.97        2.47       1.29
--------------------------------------------------------------------------------------------------------------------

TOTAL DISTRIBUTIONS                               0.02         4.42         2.32       0.97        2.47       1.29
--------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                  $16.94       $15.52       $25.90     $24.92      $19.17     $24.32
--------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (A)                                  9.29%      (27.24%)      13.56%     35.85%     (11.44%)    17.92%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands)                               $1,365       $1,327       $2,384     $1,477        $989       $877
  Ratios to average net assets:
   Net investment income (loss)*                 (0.85%)      (0.42%)      (0.60%)    (0.51%)     (0.48%)    (0.52%)
   Net expenses*                                  2.09%        2.09%        2.06%      2.10%       2.10%      2.10%
   Gross expenses*                                2.09%        2.10%        2.06%      2.12%       2.45%      3.33%
  Portfolio turnover rate                           32%          62%          77%        64%         71%        70%
--------------------------------------------------------------------------------------------------------------------



                                                             CLASS C
                                                           (LEVEL LOAD)

                                              3/31/02(b)  9/30/01(b)  9/30/00(b)
--------------------------------------------------------------------------------
INCEPTION DATE                                     --          --      9/30/99
Net asset value, beginning of period           $15.51      $25.90      $24.92
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                  (0.07)      (0.07)      (0.13)
  Net realized and unrealized
   gains (losses) on investments                 1.51       (5.90)       3.43
--------------------------------------------------------------------------------

TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS                          1.44       (5.97)       3.30
--------------------------------------------------------------------------------

LESS DISTRIBUTIONS FROM:
  Net investment income                          0.00          --          --
  Net realized gains                             0.02        4.42        2.32
--------------------------------------------------------------------------------

TOTAL DISTRIBUTIONS                              0.02        4.42        2.32
--------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                 $16.93      $15.51      $25.90
--------------------------------------------------------------------------------

TOTAL RETURN (A)                                 9.23%     (27.27%)     13.56%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands)                                $383        $279        $180
  Ratios to average net assets:
   Net investment income (loss)*                (0.83%)     (0.36%)     (0.49%)
   Net expenses*                                 2.09%       2.09%       2.05%
   Gross expenses*                               2.09%       2.10%       2.05%
  Portfolio turnover rate                          32%         62%         77%
--------------------------------------------------------------------------------



                                                                            CLASS Y(D)

                                                3/31/02(b) 9/30/01(b) 9/30/00(b) 9/30/99(b)  9/30/98(b)    9/30/97
-------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                       --          --         --        --           --      11/29/93
Net asset value, beginning of period             $16.66      $27.22     $25.84    $19.72       $24.83       $22.25
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                     0.01        0.10       0.11      0.12         0.09         0.10
  Net realized and unrealized
   gains (losses) on investments                   1.63       (6.24)      3.59      7.04        (2.63)        3.94
-------------------------------------------------------------------------------------------------------------------

TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS                            1.64       (6.14)      3.70      7.16        (2.54)        4.04
-------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS FROM:
  Net investment income                            0.12          --         --      0.07         0.10         0.17
  Net realized gains                               0.02        4.42       2.32      0.97         2.47         1.29
-------------------------------------------------------------------------------------------------------------------

TOTAL DISTRIBUTIONS                                0.14        4.42       2.32      1.04         2.57         1.46
-------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                   $18.16      $16.66     $27.22    $25.84       $19.72       $24.83
-------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (A)                                   9.78%     (26.50%)    14.75%    37.20%      (10.59%)      19.14%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands)                               $14,370     $13,068    $30,956   $23,086      $15,039      $22,642
  Ratios to average net assets:
   Net investment income (loss)*                   0.15%       0.48%      0.38%     0.50%        0.37%        0.48%
   Net expenses*                                   1.09%       1.09%      1.06%     1.10%        1.07%        1.10%
   Gross expenses*                                 1.09%       1.10%      1.06%     1.12%        1.07%        1.10%
  Portfolio turnover rate                            32%         62%        77%       64%          71%          70%
-------------------------------------------------------------------------------------------------------------------


-------------
See Notes to Financial Highlights and Notes to Financial Statements.


                                                                                                                FINANCIAL HIGHLIGHTS
                                                       SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT THE PERIOD(S) INDICATED

GE INTERNATIONAL EQUITY FUND
------------------------------------------------------------------------------------------------------------------------------------

                                                                                 CLASS A

                                             3/31/02(b)  9/30/01(b)  9/30/00(b)  9/30/99(b,c) 9/30/98(b)  9/30/97
------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                     --          --          --          --          --     3/2/94
Net asset value, beginning of period           $11.87      $19.24      $18.33      $15.11      $20.36     $17.65
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                  (0.02)       0.11        0.07        0.05        0.09       0.05
  Net realized and unrealized
   gains (losses) on investments                 0.92       (5.64)       1.83        3.74       (1.60)      3.19
------------------------------------------------------------------------------------------------------------------

TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS                          0.90       (5.53)       1.90        3.79       (1.51)      3.24
------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS FROM:
  Net investment income                          0.08          --          --         --           --       0.03
  Net realized gains                               --        1.84        0.99        0.57        3.74       0.50
------------------------------------------------------------------------------------------------------------------

TOTAL DISTRIBUTIONS                              0.08        1.84        0.99        0.57        3.74       0.53
------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                 $12.69      $11.87      $19.24      $18.33      $15.11     $20.36
------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (A)                                 7.42%     (31.34%)     10.50%      25.48%      (8.71%)    18.79%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands)                             $29,767     $33,328     $40,282     $32,938      $6,114     $6,152
  Ratios to average net assets:
   Net investment income (loss)*                (0.30%)      0.71%       0.33%       0.29%       0.50%      0.45%
   Net expenses*                                 1.35%       1.34%       1.33%       1.35%       1.35%      1.35%
   Gross expenses*                               1.35%       1.34%       1.33%       1.39%       1.42%      1.58%
  Portfolio turnover rate                          24%         68%         76%         51%         93%        51%
------------------------------------------------------------------------------------------------------------------


                                                                          CLASS B

                                             3/31/02(b)   9/30/01(b)  9/30/00(b)  9/30/99(b)  9/30/98(b)  9/30/97
------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                    --           --           --         --          --     3/2/94
Net asset value, beginning of period          $11.18       $18.36       $17.66     $14.68      $20.02     $17.47
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                 (0.06)       (0.02)       (0.08)     (0.07)      (0.05)     (0.06)
  Net realized and unrealized
   gains (losses) on investments                0.87        (5.32)        1.77       3.62       (1.55)      3.11
------------------------------------------------------------------------------------------------------------------

TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS                         0.81        (5.34)        1.69       3.55       (1.60)      3.05
------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS FROM:
  Net investment income                           --           --           --        --           --         --
  Net realized gains                              --         1.84         0.99       0.57        3.74       0.50
------------------------------------------------------------------------------------------------------------------

TOTAL DISTRIBUTIONS                               --         1.84         0.99       0.57        3.74       0.50
------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                $11.99       $11.18       $18.36     $17.66      $14.68     $20.02
------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (A)                                7.16%      (31.92%)       9.68%     24.56%      (9.39%)    17.86%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands)                             $1,211       $1,166       $1,828     $1,488        $948       $455
  Ratios to average net assets:
   Net investment income (loss)*               (1.07%)      (0.13%)      (0.39%)    (0.40%)     (0.26%)    (0.30%)
   Net expenses*                                2.10%        2.09%        2.08%      2.10%       2.10%      2.10%
   Gross expenses*                              2.10%        2.09%        2.08%      2.14%       2.59%      4.12%
  Portfolio turnover rate                         24%          68%          76%        51%         93%        51%
------------------------------------------------------------------------------------------------------------------



                                                              CLASS C
                                                           (LEVEL LOAD)

                                              3/31/02(b)  9/30/01(b)  9/30/00(b)
----------------------------------------------------------------------------------
INCEPTION DATE                                     --          --      9/30/99
Net asset value, beginning of period           $11.18      $18.37      $17.66
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                  (0.06)      (0.01)      (0.06)
  Net realized and unrealized
   gains (losses) on investments                 0.87       (5.34)       1.76
----------------------------------------------------------------------------------

TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS                          0.81       (5.35)       1.70
----------------------------------------------------------------------------------

LESS DISTRIBUTIONS FROM:
  Net investment income                          0.00          --          --
  Net realized gains                               --        1.84        0.99
----------------------------------------------------------------------------------

TOTAL DISTRIBUTIONS                              0.00        1.84        0.99
----------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                 $11.99      $11.18      $18.37
----------------------------------------------------------------------------------

TOTAL RETURN (A)                                 7.06%     (31.86%)      9.68%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands)                                $493        $246        $283
  Ratios to average net assets:
   Net investment income (loss)*                (0.99%)     (0.06%)     (0.29%)
   Net expenses*                                 2.10%       2.09%       2.07%
   Gross expenses*                               2.10%       2.09%       2.07%
  Portfolio turnover rate                          24%         68%         76%
----------------------------------------------------------------------------------




                                                                             CLASS Y(D)

                                                3/31/02(b) 9/30/01(b) 9/30/00(b) 9/30/99(b) 9/30/98(b)    9/30/97
-------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                      --          --         --        --           --       3/2/94
Net asset value, beginning of period            $12.02      $19.42     $18.44    $15.18       $20.43       $17.76
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                      --        0.16       0.16      0.11         0.01         0.13
  Net realized and unrealized
   gains (losses) on investments                  0.93       (5.72)      1.81      3.73        (1.46)        3.18
-------------------------------------------------------------------------------------------------------------------

TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS                           0.93       (5.56)      1.97      3.84        (1.45)        3.31
-------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS FROM:
  Net investment income                           0.12          --         --      0.01         0.06         0.14
  Net realized gains                                --        1.84       0.99      0.57         3.74         0.50
-------------------------------------------------------------------------------------------------------------------

TOTAL DISTRIBUTIONS                               0.12        1.84       0.99      0.58         3.80         0.64
-------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                  $12.83      $12.02     $19.42    $18.44       $15.18       $20.43
-------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (A)                                  7.66%     (31.22%)    10.77%    25.72%       (8.34%)      19.16%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands)                              $31,666     $31,781    $38,241   $21,952      $15,367      $75,098
  Ratios to average net assets:
   Net investment income (loss)*                 (0.07%)      1.03%      0.75%     0.60%        0.08%        0.76%
   Net expenses*                                  1.10%       1.09%      1.08%     1.10%        1.04%        1.01%
   Gross expenses*                                1.10%       1.09%      1.08%     1.14%        1.06%        1.01%
  Portfolio turnover rate                           24%         68%        76%       51%          93%          51%
-------------------------------------------------------------------------------------------------------------------


--------------
See Notes to Financial Highlights and Notes to Financial Statements.


                                                                                                                FINANCIAL HIGHLIGHTS
                                                       SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT THE PERIOD(S) INDICATED

GE EUROPE EQUITY FUND
------------------------------------------------------------------------------------------------------------------------------------

                                                                     CLASS A

                                             3/31/02(b)  9/30/01(b)  9/30/00(b) 9/30/99(b,c,j)
-----------------------------------------------------------------------------------------------
INCEPTION DATE                                     --          --          --      1/29/99
Net asset value, beginning of period            $7.48      $12.63       $9.93      $10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                  (0.03)       0.03        0.05        0.06
  Net realized and unrealized
    gains (losses) on investments                0.64       (3.49)       2.72       (0.13)
-----------------------------------------------------------------------------------------------

TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS                          0.61       (3.46)       2.77       (0.07)
-----------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS FROM:
  Net investment income                          0.03          --        0.07          --
  Net realized gains                               --        1.69          --          --
-----------------------------------------------------------------------------------------------

TOTAL DISTRIBUTIONS                              0.03        1.69        0.07          --
-----------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                  $8.06       $7.48      $12.63       $9.93
-----------------------------------------------------------------------------------------------

TOTAL RETURN (A)                                 7.99%     (31.35%)     27.95%      (0.70%)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands)                              $2,049      $2,088      $2,989        $669
  Ratios to average net assets:
   Net investment income (loss)*                (0.87%)      0.28%       0.39%       0.88%
   Net expenses*                                 1.49%       1.56%       1.47%       1.45%
   Gross expenses*                               1.49%       1.67%       1.53%       1.91%
  Portfolio turnover rate                          30%         61%         89%         47%
-----------------------------------------------------------------------------------------------




                                                               CLASS B                            CLASS C (LEVEL LOAD)

                                             3/31/02(b) 9/30/01(b) 9/30/00(b) 9/30/99(b,j) 3/31/02(b) 9/30/01(b)  9/30/00(b)
----------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                   --         --        --       1/29/99          --         --      9/30/99
Net asset value, beginning of period          $7.36     $12.53     $9.88       $10.00        $7.29     $12.48       $9.88
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                (0.06)     (0.05)    (0.05)        0.02        (0.06)     (0.08)      (0.04)
  Net realized and unrealized
    gains (losses) on investments              0.62      (3.43)     2.72        (0.14)        0.62      (3.42)       2.70
----------------------------------------------------------------------------------------------------------------------------

TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS                        0.56      (3.48)     2.67        (0.12)        0.56      (3.50)       2.66
----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS FROM:
  Net investment income                          --         --      0.02           --         0.00         --        0.06
  Net realized gains                             --       1.69        --           --           --       1.69          --
----------------------------------------------------------------------------------------------------------------------------

TOTAL DISTRIBUTIONS                              --       1.69      0.02           --         0.00       1.69        0.06
----------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                $7.92      $7.36    $12.53        $9.88        $7.85      $7.29      $12.48
----------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (A)                               7.47%    (31.81%)   27.01%       (1.20%)       7.54%    (32.12%)     27.04%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands)                              $258       $247      $350         $144          $84        $77        $176
  Ratios to average net assets:
   Net investment income (loss)*              (1.62%)    (0.46%)   (0.38%)       0.24%       (1.63%)    (0.77%)     (0.34%)
   Net expenses*                               2.24%      2.31%     2.21%        2.20%        2.25%      2.30%       2.22%
   Gross expenses*                             2.24%      2.42%     2.28%        2.69%        2.25%      2.38%       2.28%
  Portfolio turnover rate                        30%        61%       89%          47%          30%        61%         89%
----------------------------------------------------------------------------------------------------------------------------



                                                                 CLASS Y(D)

                                              3/31/02(b)  9/30/01(b)  9/30/00(b) 9/30/99(b,j)
---------------------------------------------------------------------------------------------
INCEPTION DATE                                     --          --          --      1/29/99
Net asset value, beginning of period            $7.53      $12.67       $9.94      $10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                  (0.02)       0.06        0.06        0.09
  Net realized and unrealized
    gains (losses) on investments                0.63       (3.51)       2.75       (0.15)
---------------------------------------------------------------------------------------------

TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS                          0.61       (3.45)       2.81       (0.06)
---------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS FROM:
  Net investment income                          0.06          --        0.08          --
  Net realized gains                               --        1.69          --          --
---------------------------------------------------------------------------------------------

TOTAL DISTRIBUTIONS                              0.06        1.69        0.08          --
---------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                  $8.08       $7.53      $12.67       $9.94
---------------------------------------------------------------------------------------------

TOTAL RETURN (A)                                 7.94%     (31.14%)     28.39%      (0.60%)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands)                              $9,653      $8,928     $12,970     $10,051
  Ratios to average net assets:
   Net investment income (loss)*                (0.62%)     (0.55%)      0.48%       1.36%
   Net expenses*                                 1.24%       1.31%       1.20%       1.20%
   Gross expenses*                               1.24%       1.42%       1.29%       1.71%
  Portfolio turnover rate                          30%         61%         89%         47%
---------------------------------------------------------------------------------------------


------------
See Notes to Financial Highlights and Notes to Financial Statements.

                                                                                                                FINANCIAL HIGHLIGHTS
                                                       SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT THE PERIOD(S) INDICATED

GE EMERGING MARKETS FUND
------------------------------------------------------------------------------------------------------------------------------------

                                                                      CLASS A

                                             3/31/02(b)  9/30/01(b)  9/30/00(b) 9/30/99(b,c,j)
-----------------------------------------------------------------------------------------------
INCEPTION DATE                                     --          --          --      1/29/99
Net asset value, beginning of period            $7.64      $14.51      $13.47      $10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                  (0.01)       0.03       (0.08)      (0.05)
  Net realized and unrealized
    gains (losses) on investments                2.70       (5.48)       2.21        3.52
-----------------------------------------------------------------------------------------------

TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS                          2.69       (5.45)       2.13        3.47
-----------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS FROM:
  Net investment income                          0.01          --          --          --
  Net realized gains                               --        1.42        1.09          --
-----------------------------------------------------------------------------------------------

TOTAL DISTRIBUTIONS                              0.01        1.42        1.09          --
-----------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                 $10.32       $7.64      $14.51      $13.47
-----------------------------------------------------------------------------------------------

TOTAL RETURN (A)                                34.78%     (40.42%)     15.27%      34.70%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands)                              $5,969      $5,235      $9,071        $900
  Ratios to average net assets:
   Net investment income (loss)*                (0.13%)      0.31%      (0.45%)     (0.56%)
   Net expenses*                                 1.64%       1.69%       1.53%       1.60%
   Gross expenses*                               1.64%       1.71%       1.59%       1.90%
  Portfolio turnover rate                          18%         70%         57%         59%
-----------------------------------------------------------------------------------------------




                                                            CLASS B                             CLASS C (LEVEL LOAD)

                                          3/31/02(b) 9/30/01(b) 9/30/00(b) 9/30/99(b,j) 3/31/02(b) 9/30/01(b)  9/30/00(b)
--------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                --         --        --      1/29/99           --         --      9/30/99
Net asset value, beginning of period       $7.48     $14.32    $13.40       $10.00        $7.46     $14.32      $13.50
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss)             (0.04)     (0.04)    (0.21)       (0.10)       (0.04)     (0.06)      (0.21)
  Net realized and unrealized
    gains (losses) on investments           2.63      (5.38)     2.22         3.50         2.62      (5.38)       2.12
--------------------------------------------------------------------------------------------------------------------------

TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS                     2.59      (5.42)     2.01         3.40         2.58      (5.44)       1.91
--------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS FROM:
  Net investment income                       --         --        --           --         0.00         --          --
  Net realized gains                          --       1.42      1.09           --           --       1.42        1.09
--------------------------------------------------------------------------------------------------------------------------

TOTAL DISTRIBUTIONS                           --       1.42      1.09           --         0.00       1.42        1.09
--------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD            $10.07      $7.48    $14.32       $13.40       $10.04      $7.46      $14.32
--------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (A)                           34.45%    (40.78%)   14.41%       34.00%       34.40%    (40.92%)     13.56%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands)                           $449       $450      $659         $225         $110        $78        $137
  Ratios to average net assets:
   Net investment income (loss)*           (0.99%)    (0.43%)   (1.22%)      (1.26%)      (0.92%)    (0.57%)     (1.24%)
   Net expenses*                            2.40%      2.44%     2.28%        2.35%        2.40%      2.43%       2.27%
   Gross expenses*                          2.40%      2.46%     2.34%        2.71%        2.40%      2.45%       2.35%
  Portfolio turnover rate                     18%        70%       57%          59%          18%        70%         57%
--------------------------------------------------------------------------------------------------------------------------




                                                               CLASS Y(D)

                                             3/31/02(b)  9/30/01(b)  9/30/00(b)  9/30/99(b,j)
---------------------------------------------------------------------------------------------
INCEPTION DATE                                     --          --          --      1/29/99
Net asset value, beginning of period            $7.70      $14.57      $13.49      $10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                     --        0.06       (0.05)      (0.01)
  Net realized and unrealized
    gains (losses) on investments                2.72       (5.51)       2.22        3.50
---------------------------------------------------------------------------------------------

TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS                          2.72       (5.45)       2.17        3.49
---------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS FROM:
  Net investment income                          0.04          --          --          --
  Net realized gains                               --        1.42        1.09          --
---------------------------------------------------------------------------------------------

TOTAL DISTRIBUTIONS                              0.04        1.42        1.09          --
---------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                 $10.38       $7.70      $14.57      $13.49
---------------------------------------------------------------------------------------------

TOTAL RETURN (A)                                35.05%     (40.24%)     15.56%      34.90%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands)                             $13,348     $10,149      17,466     $13,651
  Ratios to average net assets:
   Net investment income (loss)*                 0.05%       0.56%      (0.27%)     (0.18%)
   Net expenses*                                 1.40%       1.44%       1.27%       1.35%
   Gross expenses*                               1.40%       1.46%       1.35%       1.74%
  Portfolio turnover rate                          18%         70%         57%         59%
---------------------------------------------------------------------------------------------


-------------
See Notes to Financial Highlights and Notes to Financial Statements.


                                                                                                                FINANCIAL HIGHLIGHTS
                                                       SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT THE PERIOD(S) INDICATED

GE PREMIER GROWTH EQUITY FUND
------------------------------------------------------------------------------------------------------------------------------------

                                                                                    CLASS A

                                             3/31/02(b)  9/30/01(b)  9/30/00(b)  9/30/99(b,c) 9/30/98(b) 9/30/97(k)
-------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                     --          --          --          --          --    12/31/96
Net asset value, beginning of period           $22.63      $31.38      $27.50      $20.44      $18.35     $15.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                  (0.05)      (0.09)      (0.07)      (0.08)       0.03         --
  Net realized and unrealized
    gains (losses) on investments                3.85       (7.06)       5.10        7.83        2.38       3.35
-------------------------------------------------------------------------------------------------------------------

TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS                          3.80       (7.15)       5.03        7.75        2.41       3.35
-------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS FROM:
  Net investment income                            --          --          --        0.03        0.03         --
  Net realized gains                             0.73        1.60        1.15        0.66        0.29         --
-------------------------------------------------------------------------------------------------------------------

TOTAL DISTRIBUTIONS                              0.73        1.60        1.15        0.69        0.32         --
-------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                 $25.70      $22.63      $31.38      $27.50      $20.44     $18.35
-------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (A)                                16.73%     (23.94%)     18.61%      38.54%      13.35%     22.33%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands)                            $132,877    $104,215    $128,255     $67,311     $15,044     $7,287
  Ratios to average net assets:
   Net investment income (loss)*                (0.43%)     (0.32%)     (0.24%)     (0.29%)      0.17%     (0.03%)
   Net expenses*                                 1.09%       1.08%       1.01%       1.10%       1.12%      1.15%
   Gross expenses*                               1.09%       1.10%       1.01%       1.10%       1.16%      1.62%
  Portfolio turnover rate                           9%         20%         22%         26%         35%        17%
-------------------------------------------------------------------------------------------------------------------




                                                                            CLASS B

                                            3/31/02(b)  9/30/01(b)  9/30/00(b) 9/30/99(b)  9/30/98(b) 9/30/97(k)
----------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                  --           --           --         --          --    12/31/96
Net asset value, beginning of period        $21.84       $30.55       $27.00      $20.20     $18.25     $15.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss)               (0.14)       (0.29)       (0.30)     (0.27)      (0.12)     (0.09)
  Net realized and unrealized
    gains (losses) on investments             3.71        (6.82)        5.00       7.73        2.36       3.34
----------------------------------------------------------------------------------------------------------------

TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS                       3.57        (7.11)        4.70       7.46        2.24       3.25
----------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS FROM:
  Net investment income                         --           --           --         --          --         --
  Net realized gains                          0.73         1.60         1.15       0.66        0.29         --
----------------------------------------------------------------------------------------------------------------

TOTAL DISTRIBUTIONS                           0.73         1.60         1.15       0.66        0.29         --
----------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD              $24.68       $21.84       $30.55     $27.00      $20.20     $18.25
----------------------------------------------------------------------------------------------------------------

TOTAL RETURN (A)                             16.28%      (24.48%)      17.70%     37.53%      12.47%     21.67%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands)                          $37,688      $32,761      $41,795    $15,501      $2,076       $447
  Ratios to average net assets:
   Net investment income (loss)*             (1.18%)      (1.07%)      (0.98%)    (1.03%)     (0.62%)    (0.76%)
   Net expenses*                              1.84%        1.83%        1.75%      1.84%       1.90%      1.90%
   Gross expenses*                            1.84%        1.85%        1.75%      1.84%       2.27%      9.30%
  Portfolio turnover rate                        9%          20%          22%        26%         35%        17%
----------------------------------------------------------------------------------------------------------------



                                                       CLASS C (LEVEL LOAD)

                                             3/31/02(b)  9/30/01(b)  9/30/00(b)
----------------------------------------------------------------------------------
INCEPTION DATE                                     --          --      9/30/99
Net asset value, beginning of period           $21.84      $30.55      $27.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                  (0.14)      (0.29)      (0.31)
  Net realized and unrealized
      gains (losses) on investments              3.71       (6.82)       5.01
----------------------------------------------------------------------------------

TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS                          3.57       (7.11)       4.70
----------------------------------------------------------------------------------

LESS DISTRIBUTIONS FROM:
  Net investment income                            --          --          --
  Net realized gains                             0.73        1.60        1.15
----------------------------------------------------------------------------------

TOTAL DISTRIBUTIONS                              0.73        1.60        1.15
----------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                 $24.68      $21.84      $30.55
----------------------------------------------------------------------------------

TOTAL RETURN (A)                                16.28%     (24.48%)     17.66%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands)                              $6,434      $3,933      $3,134
  Ratios to average net assets:
   Net investment income (loss)*                (1.19%)     (1.08%)     (0.98%)
   Net expenses*                                 1.84%       1.84%       1.75%
   Gross expenses*                               1.84%       1.87%       1.75%
  Portfolio turnover rate                           9%         20%         22%
----------------------------------------------------------------------------------




                                                                          CLASS Y(D)

                                              3/31/02(b) 9/30/01(b) 9/30/00(b) 9/30/99(b)    9/30/98(b)  9/30/97(k)
-------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                     --          --         --        --           --      12/31/96
Net asset value, beginning of period           $22.84      $31.58     $27.60    $20.50       $18.38       $15.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                  (0.02)      (0.02)      0.00(g)  (0.01)        0.09         0.04
  Net realized and unrealized
      gains (losses) on investments              3.89       (7.12)      5.13      7.84         2.37         3.34
-------------------------------------------------------------------------------------------------------------------

TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS                          3.87       (7.14)      5.13      7.83         2.46         3.38
-------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS FROM:
  Net investment income                            --          --         --      0.07         0.05           --
  Net realized gains                             0.73        1.60       1.15      0.66         0.29           --
-------------------------------------------------------------------------------------------------------------------

TOTAL DISTRIBUTIONS                              0.73        1.60       1.15      0.73         0.34           --
-------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                 $25.98      $22.84     $31.58    $27.60       $20.50       $18.38
-------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (A)                                16.89%     (23.75%)    18.87%    38.92%       13.65%       22.53%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands)                             $56,018     $47,064    $33,089   $20,704       $7,580       $5,770
  Ratios to average net assets:
   Net investment income (loss)*                (1.18%)     (0.09%)     0.01%    (0.03%)       0.47%        0.31%
   Net expenses*                                 0.84%       0.84%      0.76%     0.85%        0.88%        0.90%
   Gross expenses*                               0.84%       0.87%      0.76%     0.85%        0.89%        1.17%
  Portfolio turnover rate                           9%         20%        22%       26%          35%          17%
-------------------------------------------------------------------------------------------------------------------


--------------
See Notes to Financial Highlights and Notes to Financial Statements.


                                                                                                                FINANCIAL HIGHLIGHTS
                                                       SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT THE PERIOD(S) INDICATED

GE PREMIER RESEARCH EQUITY FUND
------------------------------------------------------------------------------------------------------------------------------------

                                                           CLASS A                             CLASS B

                                             3/31/02(b) 9/30/01(b) 9/30/00(b,f)  3/31/02(b) 9/30/01(b) 9/30/00(b,f)
--------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                     --          --      4/28/00         --          --    4/28/00
Net asset value, beginning of period            $7.32       $9.90      $10.00       $7.25       $9.87     $10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                   0.01        0.00(g)     0.00(g)    (0.02)      (0.07)     (0.04)
  Net realized and unrealized
    gains (losses) on investments                0.77       (2.46)      (0.10)       0.76       (2.44)     (0.09)
--------------------------------------------------------------------------------------------------------------------

TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS                          0.78       (2.46)      (0.10)       0.74       (2.51)     (0.13)
--------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS FROM:
  Net investment income                            --        0.01          --          --          --         --
  Net realized gains                               --        0.11          --          --        0.11         --
--------------------------------------------------------------------------------------------------------------------

TOTAL DISTRIBUTIONS                                --        0.12          --          --        0.11         --
--------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                  $8.10       $7.32       $9.90       $7.99       $7.25      $9.87
--------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (A)                                10.66%     (25.11%)     (1.00%)     10.21%     (25.65%)    (1.30%)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands)                             $11,056      $9,905     $12,415        $352        $345       $255
  Ratios to average net assets:
   Net investment income (loss)*                 0.19%      (0.05%)      0.03%      (0.57%)     (0.82%)    (0.81%)
   Net expenses*                                 1.15%       1.20%       1.20%       1.90%       1.96%      1.95%
   Gross expenses*                               1.15%       1.29%       2.33%       1.90%       1.96%      3.06%
  Portfolio turnover rate                          52%        127%         39%         52%        127%        39%
--------------------------------------------------------------------------------------------------------------------



                                                    CLASS C (LEVEL LOAD)                        CLASS Y

                                              3/31/02(b)  9/30/01(b) 9/30/00(b,f) 3/31/02(b)  9/30/01(b) 9/30/00(b,f)
---------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                    --           --       4/28/00        --          --     4/28/00
Net asset value, beginning of period           $7.25        $9.87       $10.00      $7.33       $9.91     $10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                 (0.02)       (0.07)       (0.03)      0.02        0.02       0.01
  Net realized and unrealized
    gains (losses) on investments               0.76        (2.44)       (0.10)      0.78       (2.47)     (0.10)
---------------------------------------------------------------------------------------------------------------------

TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS                         0.74        (2.51)       (0.13)      0.80       (2.45)     (0.09)
---------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS FROM:
  Net investment income                           --           --           --         --        0.02         --
  Net realized gains                              --         0.11           --         --        0.11         --
---------------------------------------------------------------------------------------------------------------------

TOTAL DISTRIBUTIONS                               --         0.11           --         --        0.13         --
---------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                 $7.99        $7.25        $9.87      $8.13       $7.33      $9.91
---------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (A)                               10.21%      (25.65%)      (1.30%)    10.91%     (24.97%)    (0.90%)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands)                               $137         $100         $119        $82         $74        $99
  Ratios to average net assets:
   Net investment income (loss)*               (0.58%)      (0.80%)      (0.71%)     0.44%       0.21%      0.31%
   Net expenses*                                1.90%        1.95%        1.95%      0.90%       0.95%      0.95%
   Gross expenses*                              1.90%        2.04%        3.08%      0.90%       1.05%      2.09%
  Portfolio turnover rate                         52%         127%          39%        52%        127%        39%
---------------------------------------------------------------------------------------------------------------------



GE PREMIER INTERNATIONAL EQUITY FUND
------------------------------------------------------------------------------------------------------------------------------------

                                                             CLASS A                            CLASS B

                                              3/31/02(b) 9/30/01(b) 9/30/00(b,f) 3/31/02(b) 9/30/01(b) 9/30/00(b,f)
--------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                     --          --      4/28/00         --          --     4/28/00
Net asset value, beginning of period            $5.84       $8.70      $10.00       $5.81       $8.67     $10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                  (0.01)       0.06        0.05       (0.04)       0.00(g)    0.02
  Net realized and unrealized
    gains (losses) on investments                0.39       (2.83)      (1.35)       0.39       (2.80)     (1.35)
--------------------------------------------------------------------------------------------------------------------

TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS                          0.38       (2.77)      (1.30)       0.35       (2.80)     (1.33)
--------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS FROM:
  Net investment income                          0.06        0.09          --          --        0.06         --
  Net realized gains                               --          --          --          --          --         --
--------------------------------------------------------------------------------------------------------------------

TOTAL DISTRIBUTIONS                              0.06        0.09          --          --        0.06         --
--------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                  $6.16       $5.84       $8.70       $6.16       $5.81      $8.67
--------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (A)                                 6.33%     (32.10%)    (13.00%)      5.85%     (32.52%)   (13.30%)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands)                              $7,869      $7,151     $10,339         $98        $109       $225
  Ratios to average net assets:
   Net investment income (loss)*                (0.47%)      0.77%       1.26%      (1.24%)     (0.04%)     0.38%
   Net expenses*                                 1.25%       1.30%       1.30%       2.00%       2.05%      2.05%
   Gross expenses*                               1.25%       1.43%       2.56%       2.00%       2.22%      3.29%
  Portfolio turnover rate                          29%         58%         27%         29%         58%        27%
--------------------------------------------------------------------------------------------------------------------



                                                       CLASS C (LEVEL LOAD)                   CLASS Y

                                              3/31/02(b)   9/30/01(b) 9/30/00(b,f) 3/31/02(b) 9/30/01(b) 9/30/00(b,f)
---------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                    --           --        4/28/00       --          --    4/28/00
Net asset value, beginning of period           $5.81        $8.67       $10.00        $5.86      $8.71    $10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                 (0.04)        0.00(g)      0.02      (0.01)       0.08       0.06
  Net realized and unrealized
    gains (losses) on investments               0.39        (2.81)       (1.35)      0.39       (2.82)     (1.35)
---------------------------------------------------------------------------------------------------------------------

TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS                         0.35        (2.81)       (1.33)      0.38       (2.74)     (1.29)
---------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS FROM:
  Net investment income                         0.02         0.05           --       0.08        0.11         --
  Net realized gains                              --           --           --         --          --         --
---------------------------------------------------------------------------------------------------------------------

TOTAL DISTRIBUTIONS                             0.02         0.05           --       0.08        0.11         --
---------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                 $6.14        $5.81        $8.67      $6.16       $5.86      $8.71
---------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (A)                                5.79%      (32.55%)     (13.30%)     6.26%     (31.84%)   (12.90%)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands)                                $85          $79          $87        $63         $59        $87
  Ratios to average net assets:
   Net investment income (loss)*               (1.22%)      (0.01%)       0.54%     (0.22%)      1.02%      1.54%
   Net expenses*                                2.00%        2.08%        2.05%      0.99%       1.05%      1.05%
   Gross expenses*                              2.00%        2.08%        3.31%      0.99%       1.18%      2.31%
  Portfolio turnover rate                         29%          58%          27%        29%         58%        27%
---------------------------------------------------------------------------------------------------------------------


------------
See Notes to Financial Highlights and Notes to Financial Statements.


                                                                                                                FINANCIAL HIGHLIGHTS
                                                       SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT THE PERIOD(S) INDICATED


GE PREMIER VALUE EQUITY FUND
------------------------------------------------------------------------------------------------------------------------------------

                                                              CLASS A                         CLASS B

                                              3/31/02(b)  9/30/01(b) 9/30/00(b,f) 3/31/02(b) 9/30/01(b) 9/30/00(b,f)
---------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                     --          --      4/28/00         --          --     4/28/00
Net asset value, beginning of period            $9.90      $11.08      $10.00       $9.82      $11.05     $10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                          0.06        0.10        0.05        0.02        0.02       0.02
  Net realized and unrealized
    gains (losses) on investments                0.74       (1.08)       1.03        0.74       (1.08)      1.03
---------------------------------------------------------------------------------------------------------------------

TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS                          0.80       (0.98)       1.08        0.76       (1.06)      1.05
---------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS FROM:
  Net investment income                          0.07        0.09          --        0.02        0.06         --
  Net realized gains                             0.02        0.11          --        0.02        0.11         --
---------------------------------------------------------------------------------------------------------------------

TOTAL DISTRIBUTIONS                              0.09        0.20          --        0.04        0.17         --
---------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                 $10.61       $9.90      $11.08      $10.54       $9.82     $11.05
---------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (A)                                 8.22%      (9.13%)     10.80%       7.77%      (9.80%)    10.50%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands)                             $16,907     $14,694     $12,978        $680        $662       $227
  Ratios to average net assets:
   Net investment income*                        1.19%       0.93%       1.25%       0.44%       0.14%      0.46%
   Net expenses*                                 1.03%       1.10%       1.10%       1.78%       1.88%      1.85%
   Gross expenses*                               1.03%       1.14%       2.28%       1.78%       1.88%      3.01%
  Portfolio turnover rate                          35%         96%         34%         35%         96%        34%
---------------------------------------------------------------------------------------------------------------------



                                                     CLASS C (LEVEL LOAD)                     CLASS Y

                                               3/31/02(b) 9/30/01(b) 9/30/00(b,f) 3/31/02(b) 9/30/01(b) 9/30/00(b,f)
--------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                    --           --      4/28/00         --          --     4/28/00
Net asset value, beginning of period           $9.83       $11.05       $10.00      $9.92      $11.09     $10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                         0.02         0.02         0.02       0.07        0.13       0.07
  Net realized and unrealized
    gains (losses) on investments               0.75        (1.09)        1.03       0.75       (1.09)      1.02
--------------------------------------------------------------------------------------------------------------------

TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS                         0.77        (1.07)        1.05       0.82       (0.96)      1.09
--------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS FROM:
  Net investment income                         0.01         0.04           --       0.10        0.10         --
  Net realized gains                            0.02         0.11           --       0.02        0.11         --
--------------------------------------------------------------------------------------------------------------------

TOTAL DISTRIBUTIONS                             0.03         0.15           --       0.12        0.21         --
--------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                $10.57        $9.83       $11.05     $10.62       $9.92     $11.09
--------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (A)                                7.87%       (9.90%)      10.50%      8.38%      (8.92%)    10.90%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands)                               $245         $160         $116       $110        $101       $111
  Ratios to average net assets:
   Net investment income*                       0.41%        0.16%        0.51%      1.45%       1.18%      1.52%
   Net expenses*                                1.78%        1.86%        1.85%      0.78%       0.84%      0.85%
   Gross expenses*                              1.78%        1.86%        3.04%      0.78%       0.91%      2.04%
  Portfolio turnover rate                         35%          96%          34%        35%         96%        34%
--------------------------------------------------------------------------------------------------------------------


------------
See Notes to Financial Highlights and Notes to Financial Statements.


                                                                                                                FINANCIAL HIGHLIGHTS
                                                       SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT THE PERIOD(S) INDICATED

GE FIXED INCOME FUND
------------------------------------------------------------------------------------------------------------------------------------

                                                                              CLASS A

                                             3/31/02(b)  9/30/01(b)  9/30/00(b) 9/30/99(b,c) 9/30/98(b)   9/30/97
------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                     --          --          --          --          --     1/5/93
Net asset value, beginning of period           $12.41      $11.72      $11.76      $12.55      $12.06     $11.70
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                          0.28        0.67        0.70        0.64        0.68       0.72
  Net realized and unrealized
   gains (losses) on investments                (0.34)       0.72       (0.03)      (0.79)       0.50       0.35
------------------------------------------------------------------------------------------------------------------

TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS                         (0.06)       1.39        0.67       (0.15)       1.18       1.07
------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS FROM:
  Net investment income                          0.28        0.70        0.71        0.64        0.67       0.71
  Net realized gains                               --          --          --          --          --         --
  In excess of net investment
   income                                          --          --          --          --        0.02         --
------------------------------------------------------------------------------------------------------------------

TOTAL DISTRIBUTIONS                              0.28        0.70        0.71        0.64        0.69       0.71
------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                 $12.07      $12.41      $11.72      $11.76      $12.55     $12.06
------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (A)                                (0.40%)     12.12%       5.94%      (1.20%)     10.06%      9.45%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands)                            $139,330    $129,413    $100,745     $92,217     $49,736    $35,097
  Ratios to average net assets:
   Net investment income*                        4.48%       5.54%       6.04%       5.27%       5.53%      6.17%
   Net expenses*                                 0.80%       0.80%       0.80%       0.80%       0.80%      0.85%
   Gross expenses*                               0.80%       0.81%       0.80%       0.83%       0.83%      0.96%
  Portfolio turnover rate                         156%        270%        219%        246%        219%       258%
------------------------------------------------------------------------------------------------------------------



                                                                         CLASS B

                                              3/31/02(b)  9/30/01(b)   9/30/00(b) 9/30/99(b)  9/30/98(b)  9/30/97
-------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                     --           --           --         --          --    12/22/93
Net asset value, beginning of period           $12.41       $11.73       $11.77     $12.55      $12.06     $11.70
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                          0.23         0.58         0.61       0.55        0.58       0.63
  Net realized and unrealized
   gains (losses) on investments                (0.33)        0.71        (0.03)     (0.78)       0.50       0.36
-------------------------------------------------------------------------------------------------------------------

TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS                         (0.10)        1.29         0.58      (0.23)       1.08       0.99
-------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS FROM:
  Net investment income                          0.24         0.61         0.62       0.55        0.57       0.63
  Net realized gains                               --           --           --         --          --         --
  In excess of net investment
   income                                          --           --           --         --        0.02         --
-------------------------------------------------------------------------------------------------------------------

TOTAL DISTRIBUTIONS                              0.24         0.61         0.62       0.55        0.59       0.63
-------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                 $12.07       $12.41       $11.73     $11.77      $12.55     $12.06
-------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (A)                                (0.77%)      11.26%        5.15%     (1.85%)      9.24%      8.64%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands)                              $2,573       $2,501       $2,042     $2,854      $1,855     $1,401
  Ratios to average net assets:
   Net investment income*                        3.75%        4.78%        5.24%      4.54%       4.79%      5.17%
   Net expenses*                                 1.55%        1.55%        1.55%      1.55%       1.55%      1.56%
   Gross expenses*                               1.55%        1.56%        1.55%      1.58%       1.85%      2.19%
  Portfolio turnover rate                         156%         270%         219%       246%        219%       258%
-------------------------------------------------------------------------------------------------------------------


                                                          CLASS C
                                                       (LEVEL LOAD)

                                             3/31/02(b)  9/30/01(b)  9/30/00(b)
--------------------------------------------------------------------------------
INCEPTION DATE                                     --          --      9/30/99
Net asset value, beginning of period           $12.41      $11.73      $11.77
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                          0.22        0.58        0.62
  Net realized and unrealized
   gains (losses) on investments                (0.32)       0.71       (0.04)
--------------------------------------------------------------------------------

TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS                         (0.10)       1.29        0.58
--------------------------------------------------------------------------------

LESS DISTRIBUTIONS FROM:
  Net investment income                          0.24        0.61        0.62
  Net realized gains                               --          --          --
  In excess of net investment
   income                                          --          --          --
--------------------------------------------------------------------------------

TOTAL DISTRIBUTIONS                              0.24        0.61        0.62
--------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                 $12.07      $12.41      $11.73
--------------------------------------------------------------------------------

TOTAL RETURN (A)                                (0.77%)     11.28%       5.15%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands)                                $764        $305        $298
  Ratios to average net assets:
   Net investment income*                        3.56%       4.82%       5.40%
   Net expenses*                                 1.55%       1.55%       1.55%
   Gross expenses*                               1.55%       1.56%       1.55%
  Portfolio turnover rate                         156%        270%        219%
--------------------------------------------------------------------------------



                                                                        CLASS Y(D)

                                              3/31/02(b) 9/30/01(b) 9/30/00(b) 9/30/99(b)   9/30/98(b)   9/30/97
-----------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                     --          --         --        --           --      11/29/93
Net asset value, beginning of period           $12.40      $11.71     $11.76    $12.54       $12.05       $11.69
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                          0.29        0.70       0.74      0.67         0.71         0.75
  Net realized and unrealized
   gains (losses) on investments                (0.33)       0.72      (0.05)    (0.78)        0.50         0.35
-----------------------------------------------------------------------------------------------------------------

TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS                         (0.04)       1.42       0.69     (0.11)        1.21         1.10
-----------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS FROM:
  Net investment income                          0.30        0.73       0.74      0.67         0.70         0.74
  Net realized gains                               --          --         --        --           --           --
  In excess of net investment
   income                                          --          --         --        --         0.02           --
-----------------------------------------------------------------------------------------------------------------

TOTAL DISTRIBUTIONS                              0.30        0.73       0.74      0.67         0.72         0.74
-----------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                 $12.06      $12.40     $11.71    $11.76       $12.54       $12.05
-----------------------------------------------------------------------------------------------------------------

TOTAL RETURN (A)                                (0.28%)     12.49%      6.11%    (0.87%)      10.33%        9.74%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands)                             $65,660     $78,626    $59,259   $36,152      $30,067      $16,229
  Ratios to average net assets:
   Net investment income*                        4.80%       5.77%      6.34%     5.51%        5.58%        5.97%
   Net expenses*                                 0.55%       0.55%      0.55%     0.55%        0.55%        0.56%
   Gross expenses*                               0.55%       0.56%      0.55%     0.58%        0.57%        0.59%
  Portfolio turnover rate                         156%        270%       219%      246%         219%         258%
-----------------------------------------------------------------------------------------------------------------


-------------
See Notes to Financial Highlights and Notes to Financial Statements.


                                                                                                                FINANCIAL HIGHLIGHTS
                                                       SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT THE PERIOD(S) INDICATED

GE GOVERNMENT SECURITIES FUND
------------------------------------------------------------------------------------------------------------------------------------

                                                                                CLASS A

                                              3/31/02(b)  9/30/01(b)  9/30/00(b) 9/30/99(b,c) 9/30/98(b)  9/30/97
------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                     --          --          --          --          --     9/8/93
Net asset value, beginning of period            $8.54       $8.06       $8.14       $8.90       $8.53      $8.48
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                          0.17        0.46        0.52        0.50        0.56       0.53
  Net realized and unrealized
   gains (losses) on investments                (0.27)       0.50       (0.02)      (0.68)       0.39       0.05
------------------------------------------------------------------------------------------------------------------

TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS                         (0.10)       0.96        0.50       (0.18)       0.95       0.58
------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS FROM:
  Net investment income                          0.19        0.47        0.58        0.58        0.53       0.53
  Net realized gains                               --          --          --          --          --         --
  In excess of net investment income               --        0.01          --          --        0.05         --
------------------------------------------------------------------------------------------------------------------

TOTAL DISTRIBUTIONS                              0.19        0.48        0.58        0.58        0.58       0.53
------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                  $8.25       $8.54       $8.06       $8.14       $8.90      $8.53
------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (A)                                (1.12%)     12.16%       6.48%      (2.01%)     11.61%      7.13%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands)                            $185,389    $174,496    $102,907     $42,723     $24,541    $24,027
  Ratios to average net assets:
   Net investment income*                        4.09%       5.59%       6.53%       5.89%       6.52%      6.91%
   Net expenses*                                 0.85%       0.85%       0.85%       1.07%       1.10%      0.88%
   Gross expenses*                               0.92%       0.92%       0.99%       1.11%       1.16%      0.88%
  Portfolio turnover rate                          70%        189%         79%        101%         64%       110%
------------------------------------------------------------------------------------------------------------------




                                                                              CLASS B

                                               3/31/02(b)   9/30/01(b)  9/30/00(b)  9/30/99(b)  9/30/98(b)  9/30/97
-------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                      --           --           --         --          --     4/22/87
Net asset value, beginning of period             $8.61        $8.12        $8.20      $8.93       $8.54      $8.49
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                           0.14         0.41         0.47       0.46        0.52       0.47
  Net realized and unrealized
   gains (losses) on investments                 (0.26)        0.50        (0.03)     (0.67)       0.39       0.05
-------------------------------------------------------------------------------------------------------------------

TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS                          (0.12)        0.91         0.44      (0.21)       0.91       0.52
-------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS FROM:
  Net investment income                           0.16         0.41         0.52       0.52        0.48       0.47
  Net realized gains                                --           --           --         --          --         --
  In excess of net investment income                --         0.01           --         --        0.04         --
-------------------------------------------------------------------------------------------------------------------

TOTAL DISTRIBUTIONS                               0.16         0.42         0.52       0.52        0.52       0.47
-------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                   $8.33        $8.61        $8.12      $8.20       $8.93      $8.54
-------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (A)                                 (1.45%)      11.52%        5.56%     (2.42%)     10.99%      6.36%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands)                            $ $30,027      $58,838     $135,488   $269,409    $399,675   $523,303
  Ratios to average net assets:
   Net investment income*                         3.27%        4.90%        5.83%      5.34%       6.00%      6.15%
   Net expenses*                                  1.60%        1.60%        1.60%      1.59%       1.60%      1.63%
   Gross expenses*                                1.67%        1.70%        1.72%      1.63%       1.61%      1.63%
  Portfolio turnover rate                           70%         189%          79%       101%         64%       110%
-------------------------------------------------------------------------------------------------------------------




                                                    CLASS C (LEVEL LOAD)

                                             3/31/02(b)  9/30/01(b)  9/30/00(b)
-------------------------------------------------------------------------------
INCEPTION DATE                                     --          --      9/30/99
Net asset value, beginning of period            $8.64       $8.14       $8.20
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                          0.14        0.41        0.47
  Net realized and unrealized
   gains (losses) on investments                (0.27)       0.51        0.01
-------------------------------------------------------------------------------

TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS                         (0.13)       0.92        0.48
-------------------------------------------------------------------------------

LESS DISTRIBUTIONS FROM:
  Net investment income                          0.16        0.41        0.54
  Net realized gains                               --          --          --
  In excess of net investment
   income                                          --        0.01          --
-------------------------------------------------------------------------------

TOTAL DISTRIBUTIONS                              0.16        0.42        0.54
-------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                  $8.35       $8.64       $8.14
-------------------------------------------------------------------------------

TOTAL RETURN (A)                                (1.56%)     11.63%       6.08%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands)                                $327        $122         $10
  Ratios to average net assets:
   Net investment income*                        3.37%       4.91%       5.95%
   Net expenses*                                 1.60%       1.60%       1.60%
   Gross expenses*                               1.67%       1.64%       1.71%
  Portfolio turnover rate                          70%        189%         79%
-------------------------------------------------------------------------------


-----------
See Notes to Financial Highlights and Notes to Financial Statements.


                                                                                                                FINANCIAL HIGHLIGHTS
                                                       SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT THE PERIOD(S) INDICATED

GE SHORT-TERM GOVERNMENT FUND
------------------------------------------------------------------------------------------------------------------------------------

                                                                            CLASS A

                                             3/31/02(b)  9/30/01(b)  9/30/00(b)  9/30/99(b,c) 9/30/98(b)  9/30/97
-------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                     --          --          --          --          --     3/2/94
Net asset value, beginning of period           $12.18      $11.68      $11.71      $12.02      $11.86     $11.79
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                          0.29        0.65        0.65        0.55        0.65       0.67
  Net realized and unrealized
   gains (losses) on investments                (0.16)       0.50       (0.01)(j)   (0.25)       0.19       0.08
-------------------------------------------------------------------------------------------------------------------

TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS                          0.13        1.15        0.64        0.30        0.84       0.75
-------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS FROM:
  Net investment income                          0.29        0.66        0.66        0.56        0.66       0.67
  Net realized gains                             0.05          --        0.01        0.05        0.02       0.01
-------------------------------------------------------------------------------------------------------------------

TOTAL DISTRIBUTIONS                              0.34        0.66        0.67        0.61        0.68       0.68
-------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                 $11.97      $12.17      $11.68      $11.71      $12.02     $11.86
-------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (A)                                 1.13%      10.10%       5.67%       2.52%       7.36%      6.57%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands)                             $40,147     $27,798     $22,016     $23,106      $8,199     $5,319
  Ratios to average net assets:
   Net investment income*                        4.83%       5.50%       5.63%       4.70%       5.47%      5.57%
   Net expenses*                                 0.70%       0.70%       0.68%       0.70%       0.70%      0.70%
   Gross expenses*                               0.71%       0.88%       0.74%       1.01%       0.95%      1.07%
  Portfolio turnover rate                          31%         79%        170%        118%        185%       265%
-------------------------------------------------------------------------------------------------------------------


                                                                             CLASS B

                                             3/31/02(b)    9/30/01(b)  9/30/00(b) 9/30/99(b)  9/30/98(b)  9/30/97
-----------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                    --           --           --         --          --     3/2/94
Net asset value, beginning of period          $12.16       $11.66       $11.70     $12.01      $11.84     $11.78
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                         0.26         0.56         0.57       0.48        0.58       0.61
  Net realized and unrealized
   gains (losses) on investments               (0.16)        0.52        (0.01)(j)  (0.26)       0.20       0.06
-----------------------------------------------------------------------------------------------------------------

TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS                         0.10         1.08         0.56       0.22        0.78       0.67
-----------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS FROM:
  Net investment income                         0.25         0.58         0.59       0.48        0.59       0.60
  Net realized gains                            0.05           --         0.01       0.05        0.02       0.01
-----------------------------------------------------------------------------------------------------------------

TOTAL DISTRIBUTIONS                             0.30         0.58         0.60       0.53        0.61       0.61
-----------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                $11.96       $12.16       $11.66     $11.70      $12.01     $11.84
-----------------------------------------------------------------------------------------------------------------

TOTAL RETURN (A)                                0.75%        9.55%        4.95%      1.91%       6.83%      5.84%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands)                             $1,581         $972         $347       $641        $895     $1,031
  Ratios to average net assets:
   Net investment income*                       4.26%        4.77%        4.94%      4.10%       4.87%      4.84%
   Net expenses*                                1.30%        1.30%        1.28%      1.30%       1.30%      1.30%
   Gross expenses*                              1.31%        1.44%        1.35%      1.61%       1.88%      7.77%
  Portfolio turnover rate                         31%          79%         170%       118%        185%       265%
-----------------------------------------------------------------------------------------------------------------



                                                     CLASS C (LEVEL LOAD)

                                              3/31/02(b)  9/30/01(b) 9/30/00(b)
---------------------------------------------------------------------------------
INCEPTION DATE                                     --          --      9/30/99
Net asset value, beginning of period           $12.16      $11.66      $11.70
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                          0.25        0.52        0.56
  Net realized and unrealized
   gains (losses) on investments                (0.16)       0.55       (0.02)(k)
---------------------------------------------------------------------------------

TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS                          0.09        1.07        0.54
---------------------------------------------------------------------------------

LESS DISTRIBUTIONS FROM:
  Net investment income                          0.24        0.57        0.57
  Net realized gains                             0.05          --        0.01
---------------------------------------------------------------------------------

TOTAL DISTRIBUTIONS                              0.29        0.57        0.58
---------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                 $11.96      $12.16      $11.66
---------------------------------------------------------------------------------

TOTAL RETURN (A)                                 0.68%       9.38%       4.80%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands)                              $1,455        $767        $121
  Ratios to average net assets:
   Net investment income*                        4.17%       4.41%       4.93%
   Net expenses*                                 1.45%       1.45%       1.43%
   Gross expenses*                               1.47%       1.62%       1.48%
  Portfolio turnover rate                          31%         79%        170%
---------------------------------------------------------------------------------



                                                                          CLASS Y(D)

                                              3/31/02(b) 9/30/01(b) 9/30/00(b)  9/30/99(b)   9/30/98(b)    9/30/97
------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                      --          --         --        --           --       3/2/94
Net asset value, beginning of period            $12.13      $11.67     $11.71    $12.01       $11.85       $11.78
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                           0.31        0.75       0.74      0.58         0.68         0.70
  Net realized and unrealized
   gains (losses) on investments                 (0.16)       0.40      (0.08)(k) (0.25)        0.19         0.08
------------------------------------------------------------------------------------------------------------------

TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS                           0.15        1.15       0.66      0.33         0.87         0.78
------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS FROM:
  Net investment income                           0.30        0.69       0.69      0.58         0.69         0.70
  Net realized gains                              0.05          --       0.01      0.05         0.02         0.01
------------------------------------------------------------------------------------------------------------------

TOTAL DISTRIBUTIONS                               0.35        0.69       0.70      0.63         0.71         0.71
------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                  $11.93      $12.13     $11.67    $11.71       $12.01       $11.85
------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (A)                                  1.25%      10.11%      5.85%     2.87%        7.65%        6.83%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands)                               $2,060      $2,194    $49,358    $3,140       $9,444       $7,717
  Ratios to average net assets:
   Net investment income*                         5.09%       6.36%      6.34%     4.91%        5.74%        5.80%
   Net expenses*                                  0.45%       0.42%      0.42%     0.45%        0.45%        0.45%
   Gross expenses*                                0.47%       0.44%      0.42%     0.76%        0.68%        0.68%
  Portfolio turnover rate                           31%         79%       170%      118%         185%         265%
------------------------------------------------------------------------------------------------------------------


----------
See Notes to Financial Highlights and Notes to Financial Statements.


                                                                                                                FINANCIAL HIGHLIGHTS
                                                       SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT THE PERIOD(S) INDICATED

GE TAX-EXEMPT FUND
------------------------------------------------------------------------------------------------------------------------------------

                                                                             CLASS A

                                             3/31/02(b)  9/30/01(b)  9/30/00(b)  9/30/99(b,c) 9/30/98(b) 9/30/97(e)
-------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                     --          --          --          --          --     9/8/93
Net asset value, beginning of period           $11.75      $11.16      $11.14      $11.83      $11.63     $11.42
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                          0.25        0.53        0.53        0.49        0.51       0.53
  Net realized and unrealized
   gains (losses) on investments                (0.33)       0.59        0.02       (0.69)       0.20       0.22
-------------------------------------------------------------------------------------------------------------------

TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS                         (0.08)       1.12        0.55       (0.20)       0.71       0.75
-------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS FROM:
  Net investment income                          0.25        0.53        0.53        0.49        0.51       0.54
  Net realized gains                               --          --          --          --          --         --
-------------------------------------------------------------------------------------------------------------------

TOTAL DISTRIBUTIONS                              0.25        0.53        0.53        0.49        0.51       0.54
-------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                 $11.42      $11.75      $11.16      $11.14      $11.83     $11.63
-------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (A)                                (0.69%)     10.27%       5.12%      (1.84%)      6.33%      6.77%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands)                             $29,702     $26,304     $19,543     $22,228      $5,730    $16,542
  Ratios to average net assets:
   Net investment income*                        4.31%       4.62%       4.81%       4.28%       4.32%      5.01%
   Net expenses*                                 0.80%       0.80%       0.85%       1.08%       1.10%      0.35%
   Gross expenses*                               0.80%       0.83%       0.99%       1.21%       1.23%      1.57%
  Portfolio turnover rate                          17%         12%         45%         48%         74%        13%
-------------------------------------------------------------------------------------------------------------------


                                                                            CLASS B

                                             3/31/02(b)  9/30/01(b)  9/30/00(b) 9/30/99(b)  9/30/98(b)  9/30/97(e)
------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                   --           --           --         --          --     9/8/93
Net asset value, beginning of period         $11.75       $11.16       $11.13     $11.83      $11.63     $11.44
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                        0.20         0.45         0.45       0.43        0.44       0.51
  Net realized and unrealized
   gains (losses) on investments              (0.33)        0.59         0.03      (0.70)       0.21       0.21
------------------------------------------------------------------------------------------------------------------

TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS                       (0.13)        1.04         0.48      (0.27)       0.65       0.72
------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS FROM:
  Net investment income                        0.20         0.45         0.45       0.43        0.45       0.53
  Net realized gains                             --           --           --         --          --         --
------------------------------------------------------------------------------------------------------------------

TOTAL DISTRIBUTIONS                            0.20         0.45         0.45       0.43        0.45       0.53
------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD               $11.42       $11.75       $11.16     $11.13      $11.83     $11.63
------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (A)                              (1.06%)       9.44%        4.43%     (2.34%)      5.68%      6.46%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands)                            $3,948       $4,739       $5,397     $7,269      $8,905    $10,133
  Ratios to average net assets:
   Net investment income*                      3.56%        3.88%        4.07%      3.72%       3.81%      4.79%
   Net expenses*                               1.54%        1.55%        1.60%      1.60%       1.60%      0.57%
   Gross expenses*                             1.54%        1.59%        1.74%      1.75%       1.71%      2.32%
  Portfolio turnover rate                        17%          12%          45%        48%         74%        13%
------------------------------------------------------------------------------------------------------------------



                                                     CLASS C (LEVEL LOAD)

                                              3/31/02(b)  9/30/01(b)  9/30/00(b)
---------------------------------------------------------------------------------
INCEPTION DATE                                     --          --      9/30/99
Net asset value, beginning of period           $11.75      $11.16      $11.13
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                          0.19        0.45        0.44
  Net realized and unrealized gains
   (losses) on investments                      (0.33)       0.59        0.04
---------------------------------------------------------------------------------

TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS                         (0.14)       1.04        0.48
---------------------------------------------------------------------------------

LESS DISTRIBUTIONS FROM:
  Net investment income                          0.20        0.45        0.45
  Net realized gains                               --          --          --
---------------------------------------------------------------------------------

TOTAL DISTRIBUTIONS                              0.20        0.45        0.45
---------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                 $11.41      $11.75      $11.16
---------------------------------------------------------------------------------

TOTAL RETURN (A)                                (1.17%)      9.44%       4.43%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands)                              $1,068        $115        $105
  Ratios to average net assets:
   Net investment income*                        3.09%       3.88%       4.06%
   Net expenses*                                 1.41%       1.55%       1.60%
   Gross expenses*                               1.41%       1.59%       1.73%
  Portfolio turnover rate                          17%         12%         45%
---------------------------------------------------------------------------------


                                                                         CLASS Y(D)

                                              3/31/02(b) 9/30/01(b) 9/30/00(b) 9/30/99(b)   9/30/98(b)    9/30/97
------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                     --          --         --        --           --       9/26/97
Net asset value, beginning of period           $12.22      $11.61     $11.58    $12.30       $12.10       $12.09
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                          0.28        0.58       0.58      0.57         0.58         0.02
  Net realized and unrealized gains
   (losses) on investments                      (0.35)       0.61       0.03     (0.72)        0.27           --
------------------------------------------------------------------------------------------------------------------

TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS                         (0.07)       1.19       0.61     (0.15)        0.85         0.02
------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS FROM:
  Net investment income                          0.28        0.58       0.58      0.57         0.65         0.01
  Net realized gains                               --          --         --        --           --           --
------------------------------------------------------------------------------------------------------------------

TOTAL DISTRIBUTIONS                              0.28        0.58       0.58      0.57         0.65         0.01
------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                 $11.87      $12.22     $11.61    $11.58       $12.30       $12.10
------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (A)                                (0.62%)     10.50%      5.47%    (1.37%)       7.30%        0.11%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands)                                  28         $28        $25       $24          $24       $3,216
  Ratios to average net assets:
   Net investment income*                        4.58%       4.88%      5.07%     4.72%        4.74%        4.31%
   Net expenses*                                 0.55%       0.55%      0.59%     0.59%        0.60%        0.54%
   Gross expenses*                               0.55%       0.58%      0.73%     0.74%        1.25%        0.56%
  Portfolio turnover rate                          17%         12%        45%       48%          74%          13%
------------------------------------------------------------------------------------------------------------------


------------
See Notes to Financial Highlights and Notes to Financial Statements.



                                                                                                                FINANCIAL HIGHLIGHTS
                                                       SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT THE PERIOD(S) INDICATED

GE HIGH YIELD FUND
------------------------------------------------------------------------------------------------------------------------------------

                                                                  CLASS A

                                              3/31/02(b)  9/30/01(b) 9/30/00(b) 9/30/99(b,c)
--------------------------------------------------------------------------------------------
INCEPTION DATE                                     --          --          --     12/31/98
Net asset value, beginning of period            $6.65       $8.70       $9.53      $10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                          0.37        0.80        0.80        0.55
  Net realized and unrealized
    gains (losses) on investments               (0.15)      (2.00)      (0.83)      (0.49)
--------------------------------------------------------------------------------------------

TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS                          0.22       (1.20)      (0.03)       0.06
--------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS FROM:
  Net investment income                          0.35        0.85        0.80        0.53
  Net realized gains                               --          --          --          --
--------------------------------------------------------------------------------------------

TOTAL DISTRIBUTIONS                              0.35        0.85        0.80        0.53
--------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                  $6.52       $6.65       $8.70       $9.53
--------------------------------------------------------------------------------------------

TOTAL RETURN (A)                                 3.29%     (14.69%)     (0.52%)      0.53%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands)                              $7,599      $6,055      $6,999      $1,931
  Ratios to average net assets:
   Net investment income*                       11.07%      10.30%       8.64%       7.57%
   Expenses*                                     1.01%       1.03%       0.97%       0.89%
   Gross expenses*                               1.01%       1.05%       1.01%       1.16%
  Portfolio turnover rate                          14%         51%         35%         27%
--------------------------------------------------------------------------------------------



                                                               CLASS B                             CLASS C (LEVEL LOAD)

                                              3/31/02(b) 9/30/01(b) 9/30/00(b)   9/30/99(b)   3/31/02(b) 9/30/01(b)  9/30/00(b)
-------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                      --         --        --       12/31/98         --         --      9/30/99
Net asset value, beginning of period             $6.65      $8.70       $9.53     $10.00        $6.65      $8.70       $9.53
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                           0.35       0.74      0.73         0.48         0.35       0.75        0.73
  Net realized and unrealized
    gains (losses) on investments                (0.15)     (2.00)    (0.83)       (0.48)       (0.15)     (2.01)      (0.83)
-------------------------------------------------------------------------------------------------------------------------------

TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS                           0.20      (1.26)    (0.10)          --         0.20      (1.26)      (0.10)
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS FROM:
  Net investment income                           0.33       0.79      0.73         0.47         0.33       0.79        0.73
  Net realized gains                                --         --        --           --           --         --          --
-------------------------------------------------------------------------------------------------------------------------------

TOTAL DISTRIBUTIONS                               0.33       0.79      0.73         0.47         0.33       0.79        0.73
-------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                   $6.52      $6.65     $8.70        $9.53        $6.52      $6.65       $8.70
-------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (A)                                  2.91%    (15.32%)   (1.25%)      (0.03%)       3.05%    (15.33%)     (1.27%)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands)                               $1,644     $1,142    $1,082         $154         $443       $497      $1,019
  Ratios to average net assets:
   Net investment income*                        10.25%      9.56%     7.93%        6.53%       10.48%      9.51%       7.90%
   Expenses*                                      1.75%      1.78%     1.72%        1.70%        1.77%      1.78%       1.72%
   Gross expenses*                                1.75%      1.80%     1.76%        2.05%        1.77%      1.79%       1.76%
  Portfolio turnover rate                           14%        51%       35%          27%          14%        51%         35%
-------------------------------------------------------------------------------------------------------------------------------



                                                             CLASS Y(D)

                                              3/31/02(b)  9/30/01(b)  9/30/00(b)  9/30/99(b)
--------------------------------------------------------------------------------------------
INCEPTION DATE                                     --          --          --     12/31/98
Net asset value, beginning of period            $6.65       $8.70       $9.53      $10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                          0.38        0.82        0.82        0.55
  Net realized and unrealized
    gains (losses) on investments               (0.15)      (2.00)      (0.83)      (0.48)
--------------------------------------------------------------------------------------------

TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS                          0.23       (1.18)      (0.01)       0.07
--------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS FROM:
  Net investment income                          0.36        0.87        0.82        0.54
  Net realized gains                               --          --          --          --
--------------------------------------------------------------------------------------------

TOTAL DISTRIBUTIONS                              0.36        0.87        0.82        0.54
--------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                  $6.52       $6.65       $8.70       $9.53
--------------------------------------------------------------------------------------------

TOTAL RETURN (A)                                 3.42%     (14.48%)     (0.26%)      0.71%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands)                             $18,736     $18,289     $22,923     $20,126
  Ratios to average net assets:
   Net investment income*                       11.37%      10.54%       8.79%       7.49%
   Expenses*                                     0.76%       0.78%       0.71%       0.70%
   Gross expenses*                               0.76%       0.79%       0.77%       0.98%
  Portfolio turnover rate                          14%         51%         35%         27%
--------------------------------------------------------------------------------------------


------------
See Notes to Financial Highlights and Notes to Financial Statements.


                                                                                                                FINANCIAL HIGHLIGHTS
                                                       SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT THE PERIOD(S) INDICATED

GE STRATEGIC INVESTMENT FUND
------------------------------------------------------------------------------------------------------------------------------------

                                                                             CLASS A

                                              3/31/02(b) 9/30/01(b) 9/30/00(b)  9/30/99(b,c)  9/30/98(b)  9/30/97
------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                     --          --          --          --          --     1/5/93
Net asset value, beginning of period           $22.20      $26.86      $25.04      $24.15      $24.11     $20.38
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                          0.19        0.58        0.64        0.55        0.61       0.59
  Net realized and unrealized
    gains (losses) on investments                1.66       (2.85)       2.69        2.98        0.73       3.88
------------------------------------------------------------------------------------------------------------------

TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS                          1.85       (2.27)       3.33        3.53        1.34       4.47
------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS FROM:
  Net investment income                          0.54        0.64        0.50        0.56        0.52       0.49
  Net realized gains                             0.91        1.75        1.01        2.08        0.78       0.25
------------------------------------------------------------------------------------------------------------------

TOTAL DISTRIBUTIONS                              1.45        2.39        1.51        2.64        1.30       0.74
------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                 $22.60      $22.20      $26.86      $25.04      $24.15     $24.11
------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (A)                                 8.34%      (9.31%)     13.78%      15.28%       5.88%     22.45%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands)                            $116,954    $104,421    $128,847    $107,034     $49,540    $40,516
  Ratios to average net assets:
   Net investment income*                        1.67%       2.35%       2.44%       2.17%       2.49%      2.66%
   Net expenses*                                 0.86%       0.86%       0.84%       0.87%       0.85%      0.90%
   Gross expenses*                               0.86%       0.86%       0.84%       0.87%       0.85%      0.94%
  Portfolio turnover rate                          56%        121%        103%        109%        119%       106%
------------------------------------------------------------------------------------------------------------------



                                                                          CLASS B

                                             3/31/02(b)  9/30/01(b)   9/30/00(b)  9/30/99(b)  9/30/98(b)  9/30/97
------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                    --           --           --         --          --   12/22/93
Net asset value, beginning of period          $21.53       $26.13       $24.45     $23.65      $23.70     $20.04
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                         0.10         0.38         0.43       0.35        0.42       0.42
  Net realized and unrealized
    gains (losses) on investments               1.60        (2.77)        2.63       2.93        0.69       3.82
------------------------------------------------------------------------------------------------------------------

TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS                         1.70        (2.39)        3.06       3.28        1.11       4.24
------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS FROM:
  Net investment income                         0.35         0.46         0.37       0.40        0.38       0.33
  Net realized gains                            0.91         1.75         1.01       2.08        0.78       0.25
------------------------------------------------------------------------------------------------------------------

TOTAL DISTRIBUTIONS                             1.26         2.21         1.38       2.48        1.16       0.58
------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                $21.97       $21.53       $26.13     $24.45      $23.65     $23.70
------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (A)                                7.93%      (10.00%)      12.94%     14.44%       4.91%     21.57%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands)                            $19,508      $19,353      $21,225    $16,372     $11,158     $5,685
  Ratios to average net assets:
   Net investment income*                       0.92%        1.60%        1.69%      1.44%       1.72%      1.92%
   Net expenses*                                1.61%        1.61%        1.59%      1.62%       1.63%      1.65%
   Gross expenses*                              1.61%        1.61%        1.59%      1.62%       1.63%      1.93%
  Portfolio turnover rate                         56%         121%         103%       109%        119%       106%
------------------------------------------------------------------------------------------------------------------



                                                    CLASS C  (LEVEL LOAD)

                                              3/31/02(b) 9/30/01(b)  9/30/00(b)
----------------------------------------------------------------------------------
INCEPTION DATE                                     --          --      9/30/99
Net asset value, beginning of period           $21.31      $25.91      $24.45
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                          0.10        0.37        0.46
  Net realized and unrealized
   gains (losses) on investments                 1.56       (2.71)       2.55
----------------------------------------------------------------------------------

TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS                          1.66       (2.34)       3.01
----------------------------------------------------------------------------------

LESS DISTRIBUTIONS FROM:
  Net investment income                          0.38        0.51        0.54
  Net realized gains                             0.91        1.75        1.01
----------------------------------------------------------------------------------

TOTAL DISTRIBUTIONS                              1.29        2.26        1.55
----------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                 $21.68      $21.31      $25.91
----------------------------------------------------------------------------------

TOTAL RETURN (A)                                 7.91%     (10.00%)     12.76%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands)                              $3,018      $2,778      $2,271
  Ratios to average net assets:
   Net investment income*                        0.92%       1.59%       1.80%
   Net expenses*                                 1.61%       1.61%       1.59%
   Gross expenses*                               1.61%       1.61%       1.59%
  Portfolio turnover rate                          56%        121%        103%
----------------------------------------------------------------------------------



                                                                         CLASS Y(D)

                                              3/31/02(b) 9/30/01(b) 9/30/00(b) 9/30/99(b)  9/30/98(b)    9/30/97
-----------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                     --          --         --        --           --      11/29/93
Net asset value, beginning of period           $22.25      $26.92     $25.10    $24.20       $24.16       $20.44
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                          0.22        0.63       0.70      0.61         0.67         0.64
  Net realized and unrealized
   gains (losses) on investments                 1.66       (2.85)      2.70      2.99         0.72         3.89
-----------------------------------------------------------------------------------------------------------------

TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS                          1.88       (2.22)      3.40      3.60         1.39         4.53
-----------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS FROM:
  Net investment income                          0.59        0.70       0.57      0.62         0.57         0.56
  Net realized gains                             0.91        1.75       1.01      2.08         0.78         0.25
-----------------------------------------------------------------------------------------------------------------

TOTAL DISTRIBUTIONS                              1.50        2.45       1.58      2.70         1.35         0.81
-----------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                 $22.63      $22.25     $26.92    $25.10       $24.20       $24.16
-----------------------------------------------------------------------------------------------------------------

TOTAL RETURN (A)                                 8.46%      (9.10%)    14.06%    15.56%        6.10%       22.76%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands)                             $89,120     $82,850    $70,334   $62,714      $51,802      $37,924
  Ratios to average net assets:
   Net investment income*                        1.92%       2.59%      2.69%     2.41%        2.70%        2.90%
   Net expenses*                                 0.61%       0.62%      0.59%     0.62%        0.64%        0.65%
   Gross expenses*                               0.61%       0.62%      0.59%     0.62%        0.64%        0.65%
  Portfolio turnover rate                          56%        121%       103%      109%         119%         106%
-----------------------------------------------------------------------------------------------------------------


-----------
See Notes to Financial Highlights and Notes to Financial Statements.


                                                                                                                FINANCIAL HIGHLIGHTS
                                                       SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT THE PERIOD(S) INDICATED

GE MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------------------------

                                                                                          CLASS A

                                                       3/31/02(b)      9/30/01     9/30/00        9/30/99      9/30/98     9/30/97
------------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                               --            --           --            --           --       1/5/93
Net asset value, beginning of period                      $1.00         $1.00        $1.00         $1.00        $1.00        $1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                      0.01          0.05         0.06          0.05         0.05         0.05
Net realized and unrealized gains
  on investments                                             --            --           --           --            --           --
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM INVESTMENT OPERATIONS                    0.01          0.05         0.06          0.05         0.05         0.05
------------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS FROM:
  Net investment income                                    0.01          0.05         0.06          0.05         0.05         0.05
  Net realized gains                                         --            --           --            --           --           --
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                        0.01          0.05         0.06          0.05         0.05         0.05
------------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                            $1.00         $1.00        $1.00         $1.00        $1.00        $1.00
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (A)                                           0.97%         4.86%        5.81%         4.68%        5.23%        5.14%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands)             $270,702      $278,435     $268,886      $196,155     $153,665     $114,030
  Ratios to average net assets:
   Net investment income*                                  0.97%         4.75%        5.69%         4.58%        5.11%        5.04%
   Net expenses*                                           0.23%         0.49%        0.50%         0.49%        0.50%        0.47%
   Gross expenses*                                         0.23%         0.50%        0.50%         0.50%        0.52%        0.56%
------------------------------------------------------------------------------------------------------------------------------------



                                                   NOTES TO FINANCIAL HIGHLIGHTS

(a) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the adviser not absorbed a portion of expenses, total returns would have been lower. Periods less than one year are not annualized.

(b) Per share data is based on average shares outstanding during the period.

(c) Effective as of the close of business September 17, 1999, Class C shares of GE Funds were combined with Class A shares. The fiscal year ended September 30, 1999 and prior years' per share information, total return, and ratios/supplemental data reflect the relevant information of the predecessor Class C shares for all Funds except for the GE Value Equity Fund, GE Mid-Cap Growth Fund, GE Government Securities Fund and GE Tax-Exempt Fund where the relevant information for Class A shares was retained. Also see Note 8 of Notes to Financial Statements.

(d) Effective as of the close of business September 17, 1999, Class D shares are renamed Class Y shares.

(e) For the period November 1, 1996 through September 30, 1997.

(f) For the period April 28, 2000 (inception) through September 30, 2000.

(g)  Less than $0.01 per share.

(h) For the period January 5, 1998 (inception) through September 30, 1998.

(i) For the period December 31, 1998 (inception) through September 30, 1999.

(j) For the period January 29, 1999 (inception) through September 30, 1999.

(k) For the period December 31, 1996 (inception) through September 30, 1997.

(l) As a result of the timing of purchases and sales of Fund shares, per share amounts do not accord with aggregate amounts appearing in the Statements of Operations.

*   Annualized for periods less than one year.

**  Less than 0.01%.


------------
See Notes to Financial Highlights and Notes to Financial Statements.


  STATEMENTS OF ASSETS
  AND LIABILITIES
  MARCH 31, 2002 (UNAUDITED)

                                                                       GE               GE                GE                GE
                                                                     U.S.            VALUE            MID-CAP           MID-CAP
                                                                   EQUITY           EQUITY             GROWTH      VALUE EQUITY
                                                                     FUND             FUND               FUND              FUND

ASSETS
   Investments in securities, at market (Cost
      $632,520,185; $78,379,953; $30,374,724;
      $13,587,834; $58,515,583; $35,737,618; $51,264,929;
      $65,057,078; $12,558,527; $19,114,790; $227,006,259,
      respectively)                                          $695,293,889       $88,773,804       $33,814,946       $15,448,920
   Short-term Investments (at amortized Cost)                  24,189,917         3,067,868        13,222,701         6,751,723
   Cash                                                            72,048             7,645             2,359             3,214
   Foreign currency (Cost $0; $0; $0; $0; $0; $0;
      $32,915; $58,138; $27,407; $79,212;
      $0, respectively)                                                --                --                --                --
   Receivable for investments sold                              2,473,034           288,456           110,182            28,095
   Income receivables                                             457,695            67,337            20,563            20,125
   Receivable for fund shares sold                                506,236           115,572               151             2,100
   Receivable from GEAM                                                --                --                --                --
   Other assets                                                        --             5,891             4,410               281
-----------------------------------------------------------------------------------------------------------------------------------
      TOTAL  ASSETS                                           722,992,819        92,326,573        47,175,312        22,254,458
-----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
   Distribution Payable to Shareholders                            37,979                --             3,911                --
   Payable upon return of securities loaned                    10,017,120         2,594,487        10,474,877         4,964,109
   Payable for investments purchased                            2,904,280           257,136            46,080             9,469
   Payable for fund shares redeemed                                95,930            10,262             3,788                --
   Payable to GEAM                                                396,957            91,809            51,548            16,861
   Variation margin payable                                            --               615             1,475                --
   Other liabilities                                                   --                89                --                --
-----------------------------------------------------------------------------------------------------------------------------------
      TOTAL LIABILITIES                                        13,452,266         2,954,398        10,581,679         4,990,439
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                   $709,540,553       $89,372,175       $36,593,633       $17,264,019
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
   Capital paid in                                            651,120,675        78,916,809        34,109,369        15,000,656
   Undistributed (distribution in excess of)
      net investment income                                     2,300,582           229,211            10,834            23,209
   Accumulated net realized gain (loss)                        (6,619,517)         (166,507)         (962,317)          373,093
   Net unrealized appreciation/(depreciation) on:
      Investments                                              62,773,704        10,393,851         3,440,222         1,861,086
      Futures                                                     (34,575)           (1,100)           (4,475)            5,975
      Written Options                                                  --                --                --                --
      Foreign curency related transaction                            (316)              (89)               --                --
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                   $709,540,553       $89,372,175       $36,593,633       $17,264,019
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A:
Net assets                                                    347,166,367        58,262,122        27,682,293         3,240,980
Shares outstanding($.001 par value)                            12,543,625         5,219,850         2,702,936           275,833
Net asset value per share                                           27.68             11.16             10.24             11.75
Maximum offering price per share                                    29.37             11.84             10.86             12.47
CLASS B:
Net assets                                                     36,241,948        24,121,959         8,501,157           518,284
Shares outstanding($.001 par value)                             1,367,149         2,250,182           909,208            44,801
Net asset value per share*                                          26.51             10.72              9.35             11.57
CLASS C:( LEVEL LOAD)
Net assets                                                      6,155,221         1,360,673           344,943           962,895
Shares outstanding($.001 par value)                               233,975           127,049            36,900            83,680
Net asset value per share*                                          26.31             10.71              9.35             11.51
CLASS Y:
Net assets                                                    319,977,017         5,627,421            65,240        12,541,860
Shares outstanding($.001 par value)                            11,604,631           477,292             5,803         1,065,678
Net asset value per share                                           27.57             11.79             11.24             11.77




                                                                        GE               GE               GE                 GE
                                                                   SMALL-CAP         S&P 500            GLOBAL     INTERNATIONAL
                                                                VALUE EQUITY           INDEX            EQUITY            EQUITY
                                                                        FUND          FUND**              FUND              FUND

ASSETS
   Investments in securities, at market (Cost
      $632,520,185; $78,379,953; $30,374,724;
      $13,587,834; $58,515,583; $35,737,618; $51,264,929;
      $65,057,078; $12,558,527; $19,114,790; $227,006,259,
      respectively)                                               $67,401,439     $29,660,352      $49,788,657        $58,833,360
   Short-term Investments (at amortized Cost)                      15,887,845       1,206,278        2,416,256          2,589,356
   Cash                                                                    --           6,999            2,907                 --
   Foreign currency (Cost $0; $0; $0; $0; $0; $0;
      $32,915; $58,138; $27,407; $79,212;
      $0, respectively)                                                    --              --           32,834             58,002
   Receivable for investments sold                                  1,704,034              --           77,122          1,547,239
   Income receivables                                                  53,399          31,025          104,355            205,239
   Receivable for fund shares sold                                    289,040           1,625            7,409                 --
   Receivable from GEAM                                                    --              --               --             16,483
   Other assets                                                         1,960               2            1,409                629
-----------------------------------------------------------------------------------------------------------------------------------
      TOTAL  ASSETS                                                85,337,717      30,906,281       52,430,949         63,250,308
-----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
   Distribution Payable to Shareholders                                    --              --               --                 --
   Payable upon return of securities loaned                        12,221,260              --               --                 --
   Payable for investments purchased                                1,319,094          84,851           35,713             75,520
   Payable for fund shares redeemed                                        --          20,842               --             37,713
   Payable to GEAM                                                     69,234          11,415           39,911                 --
   Variation margin payable                                                --              --               --                 --
   Other liabilities                                                       --              --               --                 --
-----------------------------------------------------------------------------------------------------------------------------------
      TOTAL LIABILITIES                                            13,609,588         117,108           75,624            113,233
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                        $71,728,129     $30,789,173      $52,355,325        $63,137,075
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
   Capital paid in                                                 62,538,198      37,210,117       60,053,357         80,158,930
   Undistributed (distribution in excess of)
      net investment income                                            19,791          64,610           87,433            127,352
   Accumulated net realized gain (loss)                               284,284        (386,638)      (6,308,083)       (10,925,698)
   Net unrealized appreciation/(depreciation) on:
      Investments                                                   8,885,856      (6,077,266)      (1,476,272)        (6,223,718)
      Futures                                                              --         (21,650)              --                 --
      Written Options                                                      --              --               --                 --
      Foreign curency related transaction                                  --              --           (1,110)               209
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                        $71,728,129     $30,789,173      $52,355,325        $63,137,075
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A:
Net assets                                                         47,322,604      30,789,173       36,237,592         29,767,021
Shares outstanding($.001 par value)                                 3,394,336       3,898,214        2,001,640          2,345,333
Net asset value per share                                               13.94            7.90            18.10              12.69
Maximum offering price per share                                        14.79              --            19.20              13.46
CLASS B:
Net assets                                                         16,454,718              --        1,364,655          1,211,020
Shares outstanding($.001 par value)                                 1,210,804              --           80,535            101,025
Net asset value per share*                                              13.59              --            16.94              11.99
CLASS C:( LEVEL LOAD)
Net assets                                                          2,188,940              --          382,625            493,372
Shares outstanding($.001 par value)                                   161,417              --           22,604             41,140
Net asset value per share*                                              13.56              --            16.93              11.99
CLASS Y:
Net assets                                                          5,761,867              --       14,370,453         31,665,662
Shares outstanding($.001 par value)                                   410,409              --          791,407          2,467,204
Net asset value per share                                               14.04              --            18.16              12.83





                                                                     GE                GE                 GE
                                                                  EUROPE          EMERGING            PREMIER
                                                                  EQUITY           MARKETS             GROWTH
                                                                    FUND              FUND        EQUITY FUND

ASSETS
   Investments in securities, at market (Cost
      $632,520,185; $78,379,953; $30,374,724;
      $13,587,834; $58,515,583; $35,737,618; $51,264,929;
      $65,057,078; $12,558,527; $19,114,790; $227,006,259,
      respectively)                                          $11,698,429        $18,152,746       $224,210,620
   Short-term Investments (at amortized Cost)                    270,411          1,831,986         10,482,318
   Cash                                                               --                 --              5,911
   Foreign currency (Cost $0; $0; $0; $0; $0; $0;
      $32,915; $58,138; $27,407; $79,212;
      $0, respectively)                                           27,400             79,303                 --
   Receivable for investments sold                                77,069            105,266                 --
   Income receivables                                             23,292             85,583             65,780
   Receivable for fund shares sold                                   250                 --            479,026
   Receivable from GEAM                                               --                 --                 --
   Other assets                                                        2                156                 --
---------------------------------------------------------------------------------------------------------------
      TOTAL  ASSETS                                           12,096,853         20,255,040        235,243,655
---------------------------------------------------------------------------------------------------------------
LIABILITIES
   Distribution Payable to Shareholders                               --                 --             25,947
   Payable upon return of securities loaned                           --                 --          1,772,037
   Payable for investments purchased                              41,246                 --                 --
   Payable for fund shares redeemed                                   --            352,477            200,765
   Payable to GEAM                                                11,686             27,234            227,333
   Variation margin payable                                           --                 --                 --
   Other liabilities                                                  --                 --                 --
---------------------------------------------------------------------------------------------------------------
      TOTAL LIABILITIES                                           52,932            379,711          2,226,082
---------------------------------------------------------------------------------------------------------------
NET ASSETS                                                   $12,043,921        $19,875,329       $233,017,573
---------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
   Capital paid in                                            15,685,650         25,207,687        242,813,921
   Undistributed (distribution in excess of)
      net investment income                                      (36,525)            73,606         (1,017,073)
   Accumulated net realized gain (loss)                       (2,744,996)        (4,445,315)        (5,985,261)
   Net unrealized appreciation/(depreciation) on:
      Investments                                               (860,098)          (962,044)        (2,795,639)
      Futures                                                         --                 --              1,625
      Written Options                                                 --                 --                 --
      Foreign curency related transaction                           (110)             1,395                 --
---------------------------------------------------------------------------------------------------------------
NET ASSETS                                                   $12,043,921        $19,875,329       $233,017,573
---------------------------------------------------------------------------------------------------------------
CLASS A:
Net assets                                                     2,049,138          5,969,109        132,877,098
Shares outstanding($.001 par value)                              254,354            578,672          5,169,730
Net asset value per share                                           8.06              10.32              25.70
Maximum offering price per share                                    8.55              10.95              27.27
CLASS B:
Net assets                                                       258,139            448,610         37,688,280
Shares outstanding($.001 par value)                               32,604             44,563          1,527,084
Net asset value per share*                                          7.92              10.07              24.68
CLASS C:( LEVEL LOAD)
Net assets                                                        84,077            109,953          6,433,918
Shares outstanding($.001 par value)                               10,714             10,950            260,713
Net asset value per share*                                          7.85              10.04              24.68
CLASS Y:
Net assets                                                     9,652,567         13,347,657         56,018,277
Shares outstanding($.001 par value)                            1,194,277          1,286,012          2,156,217
Net asset value per share                                           8.08              10.38              25.98



  * Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

 ** GE S&P 500 Index Fund and GE Money Market Fund are no load funds offering only one class of shares to all investors.


-----------
See Notes to Financial Statements.


                                   130 & 132


  STATEMENTS OF ASSETS
  AND LIABILITIES
  MARCH 31, 2002 (UNAUDITED)

                                                                     GE                 GE                 GE                GE
                                                                PREMIER            PREMIER            PREMIER             FIXED
                                                               RESEARCH      INTERNATIONAL              VALUE            INCOME
                                                            EQUITY FUND        EQUITY FUND        EQUITY FUND              FUND

ASSETS
   Investments in securities, at market*** (Cost
      $11,027,030; $9,322,148; $16,999,281; $232,359,968;
      $211,569,621; $42,584,502; $31,470,073;
      $36,824,466; $212,056,965;
      $0, respectively)                                     $11,462,035         $7,783,713        $17,744,527       $231,794,951
   Short-term Investments (at amortized Cost)                 2,567,130            298,457          3,909,379         39,029,169
   Cash                                                              --                 --                575              3,066
   Foreign currency (Cost $0;
      $19,594; $0; $0; $0; $0; $0;
      $0; $26,588; $0, respectively)                                 --             17,605                 --                 --
   Receivable for investments sold                              292,835                 --            121,067         13,974,837
   Income receivables                                             6,468             23,485             27,144          2,003,318
   Receivable for fund shares sold                                   --                 --              5,000            680,437
   Variation margin receivable                                       --                 --                 --                 --
   Other assets                                                      12                 --                 --                 --
-----------------------------------------------------------------------------------------------------------------------------------
      TOTAL  ASSETS                                          14,328,480          8,123,260         21,807,692        287,485,778
-----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
   Distribution Payable to Shareholders                              --                  7                 17            135,103
   Payable upon return of securities loaned                   2,566,130                 --          3,713,710         25,614,866
   Payable for investments purchased                            120,826                 --            113,215         53,169,827
   Payable for fund shares redeemed                                  --                 --             20,505             42,249
   Payable to GEAM                                               12,901              9,026             17,432             81,333
   Payable for total return swaps                                    --                 --                 --             55,330
   Payable to custodian                                             791                 --                 --                 --
   Unrealized loss on forward foreign
      currency contracts                                             --                 --                 --                 --
   Interest/Dividend payable                                         --                 --                 --             59,585
   Other liabilities                                                 --                 --                 --                 --
-----------------------------------------------------------------------------------------------------------------------------------
      TOTAL LIABILITIES                                       2,700,648              9,033          3,864,879         79,158,293
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                  $11,627,832         $8,114,227        $17,942,813       $208,327,485
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
   Capital paid in                                           14,277,708         12,848,056         17,404,632        210,452,105
   Undistributed (distribution in excess of)
      net investment income                                       9,599            (14,058)            85,441              1,135
   Accumulated net realized gain (loss)                      (3,094,480)        (3,181,431)          (292,506)        (1,563,767)
   Net unrealized appreciation/(depreciation) on:
      Investments                                               435,005         (1,538,435)           745,246           (565,017)
      Futures                                                        --                 --                 --              3,029
      Foreign curency related transaction                            --                 95                 --                 --
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                  $11,627,832         $8,114,227        $17,942,813       $208,327,485
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A:
Net assets                                                   11,056,293          7,868,791         16,907,495        139,330,478
Shares outstanding($.001 par value)                           1,365,726          1,278,252          1,594,205         11,546,162
Net asset value per share                                          8.10               6.16              10.61              12.07
Maximum offering price per share                                   8.59               6.54              11.26              12.61
CLASS B:
Net assets                                                      352,052             97,611            680,434          2,573,355
Shares outstanding($.001 par value)                              44,059             15,858             64,569            213,178
Net asset value per share*                                         7.99               6.16              10.54              12.07
CLASS C: (LEVEL LOAD)
Net assets                                                      137,001             84,606            245,381            763,846
Shares outstanding($.001 par value)                              17,146             13,779             23,219             63,278
Net asset value per share*                                         7.99               6.14              10.57              12.07
CLASS Y:
Net assets                                                       82,486             63,219            109,503         65,659,806
Shares outstanding($.001 par value)                              10,149             10,264             10,314          5,444,503
Net asset value per share                                          8.13               6.16              10.62              12.06





                                                                         GE                   GE
                                                                 GOVERNMENT            SHORT-TERM                    GE
                                                                 SECURITIES            GOVERNMENT            TAX-EXEMPT
                                                                       FUND                  FUND                  FUND

ASSETS
   Investments in securities, at market*** (Cost
      $11,027,030; $9,322,148; $16,999,281; $232,359,968;
      $211,569,621; $42,584,502; $31,470,073;
      $36,824,466; $212,056,965;
      $0, respectively)                                         $213,033,490          $42,679,996           $31,818,087
   Short-term Investments (at amortized Cost)                     45,861,285            6,659,629             4,551,999
   Cash                                                               20,485                   --                    --
   Foreign currency (Cost $0;
      $19,594; $0; $0; $0; $0; $0;
      $0; $26,588; $0, respectively)                                      --                   --                    --
   Receivable for investments sold                                        --                   --                    --
   Income receivables                                              2,435,789              428,380               519,744
   Receivable for fund shares sold                                   103,244              145,603               108,330
   Variation margin receivable                                            --                   --                    --
   Other assets                                                        3,717                  --                     --
--------------------------------------------------------------------------------------------------------------------------------
      TOTAL  ASSETS                                              261,458,010           49,913,608            36,998,160
--------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
   Distribution Payable to Shareholders                              180,943               36,093                21,576
   Payable upon return of securities loaned                       26,436,887            4,606,268                    --
   Payable for investments purchased                              18,354,921                   --             2,198,479
   Payable for fund shares redeemed                                      202                   --                 4,300
   Payable to GEAM                                                   742,860               27,948                27,467
   Payable for total return swaps                                         --                   --                    --
   Payable to custodian                                                   --                   --                    --
   Unrealized loss on forward foreign
      currency contracts                                                  --                   --                    --
   Interest/Dividend payable                                              --                   --                    --
   Other liabilities                                                      --                   --                    --
--------------------------------------------------------------------------------------------------------------------------------
      TOTAL LIABILITIES                                           45,715,813            4,670,309             2,251,822
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                      $215,742,197          $45,243,299           $34,746,338
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
   Capital paid in                                               410,003,479           44,015,716            35,234,576
   Undistributed (distribution in excess of)
      net investment income                                         (995,405)             (17,950)               76,821
   Accumulated net realized gain (loss)                         (194,734,867)           1,150,039              (913,073)
   Net unrealized appreciation/(depreciation) on:
      Investments                                                  1,463,869               95,494               348,014
      Futures                                                          5,121                   --                    --
      Foreign curency related transaction                                 --                   --                    --
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                      $215,742,197          $45,243,299           $34,746,338
--------------------------------------------------------------------------------------------------------------------------------
CLASS A:
Net assets                                                       185,388,642           40,146,870            29,702,425
Shares outstanding($.001 par value)                               22,460,301            3,352,942             2,600,802
Net asset value per share                                               8.25                11.97                 11.42
Maximum offering price per share                                        8.62                12.28                 11.93
CLASS B:
Net assets                                                        30,026,532            1,581,252             3,948,298
Shares outstanding($.001 par value)                                3,606,092              132,251               345,788
Net asset value per share*                                              8.33                11.96                 11.42
CLASS C: (LEVEL LOAD)
Net assets                                                           327,023            1,454,929             1,068,028
Shares outstanding($.001 par value)                                   39,159              121,688                93,584
Net asset value per share*                                              8.35                11.96                 11.41
CLASS Y:
Net assets                                                                --            2,060,248                27,587
Shares outstanding($.001 par value)                                       --              172,658                 2,324
Net asset value per share                                                 --                11.93                 11.87





                                                                                            GE                    GE
                                                                       GE            STRATEGIC                  MONEY
                                                               HIGH YIELD           INVESTMENT                 MARKET
                                                                     FUND                 FUND                 FUND**

ASSETS
   Investments in securities, at market*** (Cost
      $11,027,030; $9,322,148; $16,999,281; $232,359,968;
      $211,569,621; $42,584,502; $31,470,073;
      $36,824,466; $212,056,965;
      $0, respectively)                                        $25,753,922         $223,863,852          $         --
   Short-term Investments (at amortized Cost)                    1,468,421           15,064,282           268,978,338
   Cash                                                                 --                6,236                    --
   Foreign currency (Cost $0;
      $19,594; $0; $0; $0; $0; $0;
      $0; $26,588; $0, respectively)                                    --               26,575                    --
   Receivable for investments sold                                 200,082            3,834,829                    --
   Income receivables                                            1,121,945            1,014,167               168,623
   Receivable for fund shares sold                                      39               31,950             2,511,459
   Variation margin receivable                                          --                   18                    --
   Other assets                                                         --                1,304                    --
----------------------------------------------------------------------------------------------------------------------
      TOTAL  ASSETS                                             28,544,409          243,843,213           271,658,420
----------------------------------------------------------------------------------------------------------------------
LIABILITIES
   Distribution Payable to Shareholders                             65,735                   --                63,793
   Payable upon return of securities loaned                             --                   --                    --
   Payable for investments purchased                                32,472           15,063,874                    --
   Payable for fund shares redeemed                                     --                   --               658,208
   Payable to GEAM                                                  20,942              125,401               107,064
   Payable for total return swaps                                       --               25,930                    --
   Payable to custodian                                                 --                   --               125,711
   Unrealized loss on forward foreign
      currency contracts                                             3,936                   --                    --
   Interest/Dividend payable                                            --               27,936                    --
   Other liabilities                                                    --                   --                 1,454
----------------------------------------------------------------------------------------------------------------------
      TOTAL LIABILITIES                                            123,085           15,243,141               956,230
----------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                     $28,421,324         $228,600,072          $270,702,190
----------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
   Capital paid in                                              40,792,017          215,316,753           270,651,710
   Undistributed (distribution in excess of)
      net investment income                                         37,020              793,396                59,442
   Accumulated net realized gain (loss)                         (1,332,455)             683,529                (8,962)
   Net unrealized appreciation/(depreciation) on:
      Investments                                              (11,070,544)          11,806,887                    --
      Futures                                                           --                1,136                    --
      Foreign curency related transaction                           (4,714)              (1,629)                   --
----------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                     $28,421,324         $228,600,072          $270,702,190
----------------------------------------------------------------------------------------------------------------------
CLASS A:
Net assets                                                       7,598,696          116,953,784           270,702,190
Shares outstanding($.001 par value)                              1,165,386            5,175,118           270,713,127
Net asset value per share                                             6.52                22.60                  1.00
Maximum offering price per share                                      6.81                23.98                    --
CLASS B:
Net assets                                                       1,643,917           19,508,499                    --
Shares outstanding($.001 par value)                                252,105              887,850                    --
Net asset value per share*                                            6.52                21.97                    --
CLASS C: (LEVEL LOAD)
Net assets                                                         442,824            3,017,612                    --
Shares outstanding($.001 par value)                                 67,879              139,160                    --
Net asset value per share*                                            6.52                21.68                    --
CLASS Y:
Net assets                                                      18,735,887           89,120,177                    --
Shares outstanding($.001 par value)                              2,873,294            3,938,900                    --
Net asset value per share                                             6.52                22.63                    --




  * Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

 ** GE S&P 500 Index Fund and GE Money Market Fund are no load funds offering only one class of shares to all investors.

*** Includes $25,068,176, $25,814,698 and $4,521,165 of securities on loan in the GE Fixed Income Fund, GE Government Securities Fund and GE Short-Term Government Fund, respectively.


-------------
See Notes to Financial Statements.

                                    132 & 133


  STATEMENTS OF OPERATIONS
  FOR THE SIX MONTHS ENDED
  MARCH 31, 2002 (UNAUDITED)

                                                                       GE                GE                GE                GE
                                                                     U.S.             VALUE           MID-CAP           MID-CAP
                                                                   EQUITY            EQUITY            GROWTH      VALUE EQUITY
                                                                     FUND              FUND              FUND              FUND


INVESTMENT INCOME
   INCOME:
      Dividend                                               $  4,243,606       $   678,346       $    76,129      $     87,851
      Interest                                                    255,141            35,800            49,473            23,200
      Less: Foreign taxes withheld                                (11,350)           (2,199)               --                --
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL INCOME                                                 4,487,397           711,947           125,602           111,051
------------------------------------------------------------------------------------------------------------------------------------
   EXPENSES:
      Advisory and adminstration fees                           1,341,109           236,386           104,541            60,966
      Distributors Fees
         Class A                                                  402,694            65,220            31,057             3,184
         Class B                                                  180,986           132,902            48,265             2,277
         Class C                                                   28,440             5,794             1,431             4,398
      Blue Sky fees                                               121,740            16,063             6,439             2,746
      Transfer agent fees                                         328,093            58,055            28,797             3,403
      Trustees fees                                                 8,210             1,083               435               186
      Custody and accounting expenses                             117,943            15,563             6,237             2,661
      Professional fees                                            73,313             9,673             3,877             1,653
      Registration expenses                                        24,532             3,238             1,298               553
      Amortization of deferred organization expenses                   --                --                --                --
      Other expenses                                               52,944             6,985             2,799             1,194
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL EXPENSES BEFORE WAIVER                                 2,680,004           550,962           235,176            83,221
      Less: Expenses Waived or borne
         by the adviser                                                --                --               (49)               --
------------------------------------------------------------------------------------------------------------------------------------
      Net expenses                                              2,680,004           550,962           235,127            83,221
------------------------------------------------------------------------------------------------------------------------------------
   NET INVESTMENT INCOME (LOSS)                                 1,807,393           160,985          (109,525)           27,830
------------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS

      REALIZED GAIN (LOSS) ON:
         Investments                                           (9,262,939)          147,923          (357,770)          364,990
         Futures                                                  108,910           (34,983)          (39,305)           18,791
         Foreign Currency related transactions                       (579)              (22)               --                --

      INCERASE(DECREASE) IN UNREALIZED APPRECIATION/
         (DEPRECIATION) ON:
         Investments                                           82,208,077         8,873,740         5,362,267         2,421,931
         Futures                                                  (30,675)              200           (11,975)            8,525
         Foreign currency related transactions                        370               (28)               --                --
------------------------------------------------------------------------------------------------------------------------------------
      Net realized and unrealized gain (loss)
         on investments                                        73,023,164         8,986,830         4,953,217         2,814,237
------------------------------------------------------------------------------------------------------------------------------------
   NET INCREASE IN NET ASSETS RESULTING
      FROM OPERATIONS                                         $74,830,557        $9,147,815        $4,843,692        $2,842,067
------------------------------------------------------------------------------------------------------------------------------------




                                                                   GE               GE                 GE                 GE
                                                            SMALL-CAP          S&P 500             GLOBAL      INTERNATIONAL
                                                         VALUE EQUITY            INDEX             EQUITY             EQUITY
                                                                 FUND             FUND               FUND               FUND

INVESTMENT INCOME
   INCOME:
      Dividend                                            $   273,686       $  186,987        $   295,831        $   278,939
      Interest                                                 48,679           12,505             55,553             88,871
      Less: Foreign taxes withheld                                (91)            (159)           (10,448)           (27,020)
--------------------------------------------------------------------------------------------------------------------------------
   TOTAL INCOME                                               322,274          199,333            340,936            340,790
--------------------------------------------------------------------------------------------------------------------------------
   EXPENSES:
      Advisory and adminstration fees                         211,200           42,402            201,878            262,122
      Distributors Fees
         Class A                                               48,891               --             47,928             40,606
         Class B                                               72,282               --              6,888              5,884
         Class C                                                6,251               --              1,575              1,841
      Blue Sky fees                                            10,334            4,757             10,205             12,108
      Transfer agent fees                                      20,888            5,677             58,919             58,643
      Trustees fees                                               697              320                688                817
      Custody and accounting expenses                          10,012            4,608              9,888             11,730
      Professional fees                                         6,224            2,865              6,146              7,291
      Registration expenses                                     2,082              959              2,057              2,441
      Amortization of deferred organization expenses               --               --                 --                 --
      Other expenses                                            4,494            2,069              4,439              5,265
--------------------------------------------------------------------------------------------------------------------------------
   TOTAL EXPENSES BEFORE WAIVER                               393,355           63,657            350,611            408,748
      Less: Expenses Waived or borne
         by the adviser                                            --             (545)                --                 --
--------------------------------------------------------------------------------------------------------------------------------
      Net expenses                                            393,355           63,112            350,611            408,748
--------------------------------------------------------------------------------------------------------------------------------
   NET INVESTMENT INCOME (LOSS)                               (71,081)         136,221             (9,675)           (67,958)
--------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS

      REALIZED GAIN (LOSS) ON:
         Investments                                          503,767          (81,433)        (3,419,992)        (5,664,977)
         Futures                                                   --          127,290                 --                 --
         Foreign Currency related transactions                     --               --            (12,338)           (27,349)

      INCERASE(DECREASE) IN UNREALIZED APPRECIATION/
         (DEPRECIATION) ON:
         Investments                                        9,208,218        2,524,454          9,081,745         12,385,203
         Futures                                                   --          (26,100)                --                 --
         Foreign currency related transactions                     --               --             (1,719)            (2,179)
--------------------------------------------------------------------------------------------------------------------------------
      Net realized and unrealized gain (loss)
         on investments                                     9,711,985        2,544,211          5,647,696          6,690,698
--------------------------------------------------------------------------------------------------------------------------------
   NET INCREASE IN NET ASSETS RESULTING
      FROM OPERATIONS                                      $9,640,904       $2,680,432         $5,638,021         $6,622,740
--------------------------------------------------------------------------------------------------------------------------------



                                                                    GE                GE                GE
                                                                EUROPE          EMERGING           PREMIER
                                                                EQUITY           MARKETS            GROWTH
                                                                  FUND              FUND       EQUITY FUND


INVESTMENT INCOME
   INCOME:
      Dividend                                             $    33,122       $   137,465      $     585,265
      Interest                                                   7,286            17,340            131,455
      Less: Foreign taxes withheld                              (3,892)          (11,465)            (3,653)
------------------------------------------------------------------------------------------------------------
   TOTAL INCOME                                                 36,516           143,340            713,067
------------------------------------------------------------------------------------------------------------
   EXPENSES:
      Advisory and adminstration fees                           61,962           116,158            647,491
      Distributors Fees
         Class A                                                 2,529             8,387            153,278
         Class B                                                 1,288             2,303            180,758
         Class C                                                   407               492             23,709
      Blue Sky fees                                              2,146             3,260             37,521
      Transfer agent fees                                        4,370             8,832            138,417
      Trustees fees                                                144               220              2,530
      Custody and accounting expenses                            2,078             3,158             36,353
      Professional fees                                          1,292             1,964             22,595
      Registration expenses                                        431               657              7,560
      Amortization of deferred organization expenses                --                --                380
      Other expenses                                               934             1,418             16,318
------------------------------------------------------------------------------------------------------------
   TOTAL EXPENSES BEFORE WAIVER                                 77,581           146,849          1,266,910
      Less: Expenses Waived or borne
         by the adviser                                             --                --                 --
------------------------------------------------------------------------------------------------------------
      Net expenses                                              77,581           146,849          1,266,910
------------------------------------------------------------------------------------------------------------
   NET INVESTMENT INCOME (LOSS)                                (41,065)           (3,509)          (553,843)
------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS

      REALIZED GAIN (LOSS) ON:
         Investments                                        (1,487,213)       (1,383,558)        (4,924,493)
         Futures                                                    --                --               (739)
         Foreign Currency related transactions                  (7,983)          (16,489)                --

      INCERASE(DECREASE) IN UNREALIZED APPRECIATION/
         (DEPRECIATION) ON:
         Investments                                         2,460,259         7,279,431         37,247,322
         Futures                                                    --                --             12,875
         Foreign currency related transactions                      29             1,693                 --
------------------------------------------------------------------------------------------------------------
      Net realized and unrealized gain (loss)
         on investments                                        965,092         5,881,077         32,334,965
------------------------------------------------------------------------------------------------------------
   NET INCREASE IN NET ASSETS RESULTING
      FROM OPERATIONS                                       $  924,027        $5,877,568        $31,781,122
------------------------------------------------------------------------------------------------------------


------------
See Notes to Financial Statements.

                                    134 & 135


  STATEMENTS OF OPERATIONS
  FOR THE SIX MONTHS ENDED
  MARCH 31, 2002 (UNAUDITED)




                                                                   GE                   GE               GE                 GE
                                                              PREMIER              PREMIER          PREMIER              FIXED
                                                             RESEARCH        INTERNATIONAL            VALUE             INCOME
                                                          EQUITY FUND          EQUITY FUND      EQUITY FUND               FUND


INVESTMENT INCOME
   INCOME:
      Dividend                                           $     69,383          $    31,841      $   174,288       $     33,369
      Interest*                                                 5,891                  980            9,045          5,718,464
      Less: Foreign taxes withheld                                (46)              (2,650)              --                 --
-----------------------------------------------------------------------------------------------------------------------------------
   TOTAL INCOME                                                75,228               30,171          183,333          5,751,833
-----------------------------------------------------------------------------------------------------------------------------------
   EXPENSES:
      Advisory and adminstration fees                          39,458               30,921           49,534            376,751
      Distributors Fees
         Class A                                               13,425                9,357           19,425            172,276
         Class B                                                1,725                  521            3,356             12,937
         Class C                                                  569                  411            1,013              2,435
      Blue Sky fees                                             2,064                1,431            3,116             44,193
      Transfer agent fees                                       4,439                2,917            4,579             70,560
      Trustees fees                                               138                   96              209              2,979
      Custody and accounting expenses                           2,000                1,387            3,019             42,816
      Professional fees                                         1,243                  863            1,876             26,614
      Registration expenses                                       417                  288              628              8,905
      Other expenses                                              897                  622            1,356             19,219
-----------------------------------------------------------------------------------------------------------------------------------
   TOTAL EXPENSES BEFORE WAIVER                                66,375               48,814           88,111            779,685
      Less: Expenses Waived or borne
         by the adviser                                            --                   --               --                 --
-----------------------------------------------------------------------------------------------------------------------------------
      Net expenses                                             66,375               48,814           88,111            779,685
-----------------------------------------------------------------------------------------------------------------------------------
   NET INVESTMENT INCOME (LOSS)                                 8,853              (18,643)          95,222          4,972,148
-----------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS

      REALIZED GAIN (LOSS) ON:
         Investments                                       (1,286,862)            (647,313)        (241,196)          (370,800)
         Futures                                               (1,865)                  --               --            (32,610)
         Foreign Currency related transactions                     --               (1,221)              --                 --
         Swaps                                                     --                   --               --            (14,133)

      INCERASE(DECREASE) IN UNREALIZED APPRECIATION/
         (DEPRECIATION) ON:
         Investments                                        2,382,045            1,154,898        1,454,053         (5,771,820)
         Futures                                                   --                   --               --              3,029
         Foreign currency related transactions                     --                 (179)              --                 --
-----------------------------------------------------------------------------------------------------------------------------------
      Net realized and unrealized gain (loss)
         on investments                                     1,093,318              506,185        1,212,857         (6,186,334)
-----------------------------------------------------------------------------------------------------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING
      FROM OPERATIONS                                      $1,102,171           $  487,542       $1,308,079        $(1,214,186)
-----------------------------------------------------------------------------------------------------------------------------------





                                                                   GE                  GE
                                                           GOVERNMENT          SHORT-TERM                 GE                GE
                                                           SECURITIES          GOVERNMENT         TAX-EXEMPT        HIGH YIELD
                                                                 FUND                FUND               FUND              FUND


INVESTMENT INCOME
   INCOME:
      Dividend                                           $         --       $          --      $         --        $   108,975
      Interest*                                             5,577,417           1,003,675           806,725          1,559,689
      Less: Foreign taxes withheld                                 --                  --                --                 --
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL INCOME                                             5,577,417           1,003,675           806,725          1,668,664
------------------------------------------------------------------------------------------------------------------------------------
   EXPENSES:
      Advisory and adminstration fees                         453,287              56,562            55,317             82,623
      Distributors Fees
         Class A                                              228,540              41,400            34,233              8,688
         Class B                                              215,969               5,435            19,584              6,708
         Class C                                                  854               5,020             1,133              2,249
      Blue Sky fees                                            49,610               6,683             6,579              5,515
      Transfer agent fees                                     138,160               9,377             9,373              3,639
      Trustees fees                                             3,345                 451               444                371
      Custody and accounting expenses                          48,063               6,476             6,374              5,342
      Professional fees                                        29,875               4,024             3,962              3,320
      Registration expenses                                     9,997               1,347             1,325              1,112
      Other expenses                                           22,411               2,907             2,861              2,399
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL EXPENSES BEFORE WAIVER                             1,200,111             139,682           141,185            121,966
      Less: Expenses Waived or borne
         by the adviser                                       (73,980)             (3,039)               --                 --
------------------------------------------------------------------------------------------------------------------------------------
      Net expenses                                          1,126,131             136,643           141,185            121,966
------------------------------------------------------------------------------------------------------------------------------------
   NET INVESTMENT INCOME (LOSS)                             4,451,286             867,032           665,540          1,546,698
------------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS

      REALIZED GAIN (LOSS) ON:
         Investments                                        2,516,755             417,722            14,676           (367,252)
         Futures                                              (14,591)                 --                --                 --
         Foreign Currency related transactions                     --                  --                --              7,772
         Swaps                                                     --                  --                --                 --

      INCERASE(DECREASE) IN UNREALIZED APPRECIATION/
         (DEPRECIATION) ON:
         Investments                                       (9,472,903)           (870,963)         (970,232)          (312,693)
         Futures                                                5,121                  --                --                 --
         Foreign currency related transactions                     --                  --                --             25,179
------------------------------------------------------------------------------------------------------------------------------------
      Net realized and unrealized gain (loss)
         on investments                                    (6,965,618)           (453,241)         (955,556)          (646,994)
------------------------------------------------------------------------------------------------------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING
      FROM OPERATIONS                                     $(2,514,332)         $  413,791         $(290,016)       $   899,704
------------------------------------------------------------------------------------------------------------------------------------





                                                                                      GE                GE
                                                                               STRATEGIC             MONEY
                                                                              INVESTMENT            MARKET
                                                                                    FUND              FUND


INVESTMENT INCOME
   INCOME:
      Dividend                                                              $    619,427       $        --
      Interest*                                                                2,222,016         3,287,269
      Less: Foreign taxes withheld                                               (17,087)               --
----------------------------------------------------------------------------------------------------------
   TOTAL INCOME                                                                2,824,356         3,287,269
----------------------------------------------------------------------------------------------------------
   EXPENSES:
      Advisory and adminstration fees                                            388,714           340,494
      Distributors Fees
         Class A                                                                 141,876                --
         Class B                                                                  98,781                --
         Class C                                                                  14,717                --
      Blue Sky fees                                                               42,573            59,683
      Transfer agent fees                                                        148,083            99,904
      Trustees fees                                                                2,870             4,024
      Custody and accounting expenses                                             41,245            57,823
      Professional fees                                                           25,638            35,943
      Registration expenses                                                        8,579            12,027
      Other expenses                                                              18,515            25,957
----------------------------------------------------------------------------------------------------------
   TOTAL EXPENSES BEFORE WAIVER                                                  931,591           635,855
      Less: Expenses Waived or borne
         by the adviser                                                               --                --
----------------------------------------------------------------------------------------------------------
      Net expenses                                                               931,591           635,855
----------------------------------------------------------------------------------------------------------
   NET INVESTMENT INCOME (LOSS)                                                1,892,765         2,651,414
----------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS

      REALIZED GAIN (LOSS) ON:
         Investments                                                           3,045,671                --
         Futures                                                                   1,431                --
         Foreign Currency related transactions                                    (8,091)               --
         Swaps                                                                    (7,084)               --

      INCERASE(DECREASE) IN UNREALIZED APPRECIATION/
         (DEPRECIATION) ON:
         Investments                                                          12,605,723                --
         Futures                                                                   1,136                --
         Foreign currency related transactions                                    (1,790)               --
----------------------------------------------------------------------------------------------------------
      Net realized and unrealized gain (loss)
         on investments                                                       15,636,996                --
----------------------------------------------------------------------------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING
      FROM OPERATIONS                                                        $17,529,761        $2,651,414
----------------------------------------------------------------------------------------------------------




* Income attributable to security lending activity, net of rebate expenses, for the GE Fixed Income Fund, GE Government Securities Fund and GE Short-Term Government Fund was $133,234, $167,016 and $5,921, respectively.



----------
See Notes to Financial Statements.


                                    136 & 137


STATEMENTS OF CHANGES
IN NET ASSETS
                                                                         GE                                    GE
                                                                        U.S.                                VALUE
                                                                      EQUITY                               EQUITY
                                                                        FUND                                 FUND


--------------------------------------------------------------------------------------------------------------------------------
                                                         SIX MONTHS           YEAR ENDED       SIX MONTHS        YEAR ENDED
                                                      ENDED MARCH 31,          SEPTEMBER     ENDED MARCH 31,      SEPTEMBER
                                                     2002  (UNAUDITED)         30, 2001     2002  (UNAUDITED)     30, 2001
--------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
     Net investments income (loss)                      $  1,807,393       $   3,670,803      $   160,985        $    108,852
     Net realized gain (loss) on investments,
       futures, written options,
       foreign currency transactions and swaps            (9,154,608)         18,612,875          112,918             315,881
     Net increase (decrease) in unrealized
       appreciation/(depreciation) on
       investments, futures,
       written options and foreign
       currency translation                               82,177,772        (156,855,387)       8,873,912         (16,189,054)
--------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) from operations              74,830,557        (134,571,709)       9,147,815         (15,764,321)
--------------------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income
       Class A                                            (1,018,995)         (1,443,223)        (102,593)                 --
       Class B                                                    --                  --               --                  --
       Class C                                                    --                  --               --                  --
       Class Y                                            (1,759,125)         (2,289,407)         (27,407)                 --
     Net realized gains
       Class A                                            (2,914,538)        (23,083,433)        (169,400)         (2,823,592)
       Class B                                              (346,627)         (2,840,570)         (96,653)         (2,736,439)
       Class C                                               (54,190)           (312,297)          (3,712)            (53,377)
       Class Y                                            (2,802,006)        (22,080,759)         (19,108)           (244,481)
     Return of capital
       Class A                                                    --                  --               --                  --
       Class B                                                    --                  --               --                  --
       Class C                                                    --                  --               --                  --
       Class Y                                                    --                  --               --                  --
--------------------------------------------------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS                                    (8,895,481)        (52,049,689)        (418,873)         (5,857,889)
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
   operations and distributions                           65,935,076        (186,621,398)       8,728,942         (21,622,210)
--------------------------------------------------------------------------------------------------------------------------------
   SHARE TRANSACTIONS:
     Proceeds from sale of shares
       Class A                                            61,529,434          68,910,298       10,368,192          20,468,048
       Class B                                             2,490,072           5,185,275          751,176           2,868,437
       Class C                                             1,605,176           2,273,813          301,698             442,951
       Class Y                                            20,431,436          45,075,854            3,221           2,985,186
     Value of distributions reinvested
       Class A                                             3,845,671          24,081,018          259,358           2,718,788
       Class B                                               332,431           2,670,417           94,324           2,672,253
       Class C                                                52,208             312,302            3,647              53,729
       Class Y                                             4,523,664          24,250,796           46,520             244,478
     Cost of shares redeemed
       Class A                                           (34,951,887)       (105,924,249)      (3,668,404)         (9,308,779)
       Class B                                            (5,372,683)         (8,252,543)      (7,600,742)        (14,123,032)
       Class C                                            (1,175,986)           (854,557)         (39,970)           (120,186)
       Class Y                                           (24,078,391)        (71,144,616)        (719,785)            (10,984)
--------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) from
         shares transactions                              29,231,145         (13,416,192)        (200,765)          8,890,889
--------------------------------------------------------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS                95,166,221        (200,037,590)       8,528,177         (12,731,321)

NET ASSETS
     Beginning of period                                 614,374,332         814,411,922       80,843,998          93,575,319
--------------------------------------------------------------------------------------------------------------------------------
     End of period                                      $709,540,553       $ 614,374,332      $89,372,175        $ 80,843,998
--------------------------------------------------------------------------------------------------------------------------------
UNDISTRIBUTED (DISTRIBUTION IN EXCESS OF)
      NET INVESTMENTS INCOME, END OF PERIOD             $  2,300,582       $   3,271,005      $   229,211        $    198,496




                                                                        GE                                     GE
                                                                   MID-CAP                                MID-CAP
                                                                    GROWTH                           VALUE EQUITY
                                                                      FUND                                   FUND


--------------------------------------------------------------------------------------------------------------------------------
                                                          SIX MONTHS        YEAR ENDED        SIX MONTHS          YEAR ENDED
                                                       ENDED MARCH 31,       SEPTEMBER      ENDED MARCH 31,        SEPTEMBER
                                                       2002  (UNAUDITED)     30, 2001      2002  (UNAUDITED)       30, 2001
--------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
     Net investments income (loss)                       $  (109,525)      $   (103,777)       $    27,830        $    57,288
     Net realized gain (loss) on investments,
       futures, written options,
       foreign currency transactions and swaps              (397,075)           238,130            383,781            202,139
     Net increase (decrease) in unrealized
       appreciation/(depreciation) on
       investments, futures,
       written options and foreign
       currency translation                                5,350,292         (8,859,063)         2,430,456         (1,084,728)
--------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) from operations               4,843,692         (8,724,710)         2,842,067           (825,301)
--------------------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income
       Class A                                                    --                 --            (13,805)                --
       Class B                                                    --                 --                 --                 --
       Class C                                                    --                 --                 --                 --
       Class Y                                                    --                 --            (87,327)           (20,471)
     Net realized gains
       Class A                                                    --         (2,503,902)           (34,850)           (10,083)
       Class B                                                    --         (1,704,824)            (6,686)            (1,767)
       Class C                                                    --            (24,835)           (12,545)            (3,884)
       Class Y                                                    --             (2,192)          (158,746)           (61,721)
     Return of capital
       Class A                                                    --           (128,900)                --                 --
       Class B                                                    --            (87,764)                --                 --
       Class C                                                    --             (1,278)                --                 --
       Class Y                                                    --               (113)                --                 --
--------------------------------------------------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS                                            --         (4,453,808)          (313,959)           (97,926)
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
   operations and distributions                            4,843,692        (13,178,518)         2,528,108           (923,227)
--------------------------------------------------------------------------------------------------------------------------------
   SHARE TRANSACTIONS:
     Proceeds from sale of shares
       Class A                                             5,682,823         10,170,789            909,902            735,763
       Class B                                               162,679            854,594             41,597            229,911
       Class C                                                60,632            143,534             24,007            323,273
       Class Y                                                23,919          2,050,642                 --         12,411,755
     Value of distributions reinvested
       Class A                                                    --          2,605,658             50,184             10,016
       Class B                                                    --          1,748,403              6,685              1,766
       Class C                                                    --             26,430             12,545              3,883
       Class Y                                                    --              2,305            246,075             82,186
     Cost of shares redeemed
       Class A                                            (3,290,040)        (6,650,932)          (294,575)          (342,448)
       Class B                                            (3,090,014)        (4,588,681)           (40,204)           (57,723)
       Class C                                                   (22)           (27,281)           (24,020)           (49,518)
       Class Y                                                (6,207)        (2,001,526)             --           (12,411,755)
--------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) from
         shares transactions                                (456,230)         4,334,935            932,196            937,109
--------------------------------------------------------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS                 4,387,462         (8,843,583)         3,460,304             13,882

NET ASSETS
     Beginning of period                                  32,206,171         41,049,754         13,803,715         13,789,833
--------------------------------------------------------------------------------------------------------------------------------
     End of period                                       $36,593,633       $ 32,206,171        $17,264,019        $13,803,715
--------------------------------------------------------------------------------------------------------------------------------
UNDISTRIBUTED (DISTRIBUTION IN EXCESS OF)
      NET INVESTMENTS INCOME, END OF PERIOD              $    10,834       $    140,395        $    23,209        $    94,504



                                                                             GE
                                                                      SMALL-CAP
                                                                   VALUE EQUITY
                                                                           FUND


------------------------------------------------------------------------------------------
                                                           SIX MONTHS          YEAR ENDED
                                                        ENDED MARCH 31,         SEPTEMBER
                                                        2002  (UNAUDITED)       30, 2001
------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
     Net investments income (loss)                          $   (71,081)       $   120,366
     Net realized gain (loss) on investments,
       futures, written options,
       foreign currency transactions and swaps                  503,767          8,031,463
     Net increase (decrease) in unrealized
       appreciation/(depreciation) on
       investments, futures,
       written options and foreign
       currency translation                                   9,208,218         (5,597,572)
------------------------------------------------------------------------------------------
     Net increase (decrease) from operations                  9,640,904          2,554,257
------------------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income
       Class A                                                 (131,550)                --
       Class B                                                       --                 --
       Class C                                                   (1,693)                --
       Class Y                                                  (37,704)                --
     Net realized gains
       Class A                                               (4,999,484)        (1,017,331)
       Class B                                               (2,014,443)          (413,166)
       Class C                                                 (126,986)            (5,735)
       Class Y                                                 (832,690)          (376,934)
     Return of capital
       Class A                                                       --                 --
       Class B                                                       --                 --
       Class C                                                       --                 --
       Class Y                                                       --                 --
------------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS                                       (8,144,550)        (1,813,166)
------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
   operations and distributions                               1,496,354            741,091
------------------------------------------------------------------------------------------
   SHARE TRANSACTIONS:
     Proceeds from sale of shares
       Class A                                               20,767,426         31,201,645
       Class B                                                2,430,044         10,807,624
       Class C                                                1,569,351            299,595
       Class Y                                                  927,130          1,731,253
     Value of distributions reinvested
       Class A                                                5,066,778          1,011,725
       Class B                                                1,975,475            410,019
       Class C                                                  128,560              5,733
       Class Y                                                  870,394            376,932
     Cost of shares redeemed
       Class A                                              (12,494,162)       (28,879,492)
       Class B                                               (1,557,910)        (9,775,835)
       Class C                                                   (1,828)              (868)
       Class Y                                               (2,034,705)        (7,517,505)
------------------------------------------------------------------------------------------
     Net increase (decrease) from
         shares transactions                                 17,646,553           (329,174)
------------------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS                   19,142,907            411,917

NET ASSETS
     Beginning of period                                     52,585,222         52,173,305
------------------------------------------------------------------------------------------
     End of period                                          $71,728,129        $52,585,222
------------------------------------------------------------------------------------------
UNDISTRIBUTED (DISTRIBUTION IN EXCESS OF )
      NET INVESTMENTS INCOME, END OF PERIOD                 $    19,791        $   230,703



                                                                       GE                                   GE
                                                                  S&P 500                               GLOBAL
                                                                    INDEX                               EQUITY
                                                                    FUND+                                 FUND


------------------------------------------------------------------------------------------------------------------------------
                                                     SIX MONTHS            YEAR ENDED       SIX MONTHS        YEAR ENDED
                                                   ENDED MARCH 31,         SEPTEMBER      ENDED MARCH 31,      SEPTEMBER
                                                  2002  (UNAUDITED)         30, 2001     2002  (UNAUDITED)     30, 2001
------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
     Net investments income (loss)                    $   136,221         $   267,299      $    (9,675)        $   274,016
     Net realized gain (loss) on investments,
       futures, written options,
       foreign currency transactions and swaps             45,857            (469,545)      (3,432,330)         (1,956,032)
     Net increase (decrease) in unrealized
       appreciation/(depreciation) on
       investments, futures,
       written options and foreign
       currency translation                             2,498,354          (8,190,180)       9,080,026         (17,012,660)
------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) from operations            2,680,432          (8,392,426)       5,638,021         (18,694,676)
------------------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income
       Class A                                           (275,000)           (200,000)        (127,221)                 --
       Class B                                                 --                  --               --                  --
       Class C                                                 --                  --               --                  --
       Class Y                                                 --                  --          (91,923)                 --
     Net realized gains
       Class A                                                 --                  --          (49,721)         (8,202,568)
       Class B                                                 --                  --           (1,871)           (406,056)
       Class C                                                 --                  --             (396)            (30,812)
       Class Y                                                 --                  --          (17,207)         (4,823,066)
     Return of capital
       Class A                                                 --                  --               --                  --
       Class B                                                 --                  --               --                  --
       Class C                                                 --                  --               --                  --
       Class Y                                                 --                  --               --                  --
------------------------------------------------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS                                   (275,000)           (200,000)        (288,339)        (13,462,502)
------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
   operations and distributions                         2,405,432          (8,592,426)       5,349,682         (32,157,178)
------------------------------------------------------------------------------------------------------------------------------
   SHARE TRANSACTIONS:
     Proceeds from sale of shares
       Class A                                          4,604,335           5,660,496       81,888,454         235,001,363
       Class B                                                 --                  --           67,824             143,312
       Class C                                                 --                  --           95,468           1,082,879
       Class Y                                                 --                  --        1,244,622           4,204,680
     Value of distributions reinvested
       Class A                                            268,227             195,959          159,156           7,862,365
       Class B                                                 --                  --            1,826             397,227
       Class C                                                 --                  --              395              30,754
       Class Y                                                 --                  --          109,125           4,823,070
     Cost of shares redeemed
       Class A                                         (1,183,508)         (1,103,112)     (92,025,119)       (229,982,758)
       Class B                                                 --                  --         (152,423)           (639,197)
       Class C                                                 --                  --          (21,591)           (934,750)
       Class Y                                                 --                  --       (1,235,816)        (16,262,907)
------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) from
         shares transactions                            3,689,054           4,753,343       (9,868,079)          5,726,038
------------------------------------------------------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS              6,094,486          (3,839,083)      (4,518,397)        (26,431,140)

NET ASSETS
     Beginning of period                               24,694,687          28,533,770       56,873,722          83,304,862
------------------------------------------------------------------------------------------------------------------------------
     End of period                                    $30,789,173         $24,694,687      $52,355,325         $56,873,722
------------------------------------------------------------------------------------------------------------------------------
UNDISTRIBUTED (DISTRIBUTION IN EXCESS OF)
      NET INVESTMENTS INCOME, END OF PERIOD           $    64,610         $   203,413      $    87,433         $   285,951





                                                                       GE                                     GE
                                                            INTERNATIONAL                                 EUROPE
                                                                   EQUITY                                 EQUITY
                                                                     FUND                                   FUND


--------------------------------------------------------------------------------------------------------------------------------
                                                         SIX MONTHS        YEAR ENDED        SIX MONTHS          YEAR ENDED
                                                       ENDED MARCH 31,      SEPTEMBER      ENDED MARCH 31,        SEPTEMBER
                                                      2002  (UNAUDITED)     30, 2001      2002  (UNAUDITED)       30, 2001
--------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
     Net investments income (loss)                     $    (67,958)      $    649,008        $   (41,065)       $    68,591
     Net realized gain (loss) on investments,
       futures, written options,
       foreign currency transactions and swaps           (5,692,326)        (4,345,062)        (1,495,196)        (1,194,126)
     Net increase (decrease) in unrealized
       appreciation/(depreciation) on
       investments, futures,
       written options and foreign
       currency translation                              12,383,024        (21,065,021)         2,460,288         (3,956,831)
--------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) from operations              6,622,740        (24,761,075)           924,027         (5,082,366)
--------------------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income
       Class A                                             (222,572)                --             (6,955)                --
       Class B                                                   --                 --                 --                 --
       Class C                                                   --                 --                 --                 --
       Class Y                                             (308,956)                --            (70,388)                --
     Net realized gains
       Class A                                                   --         (3,771,329)                --           (418,292)
       Class B                                                   --           (179,278)                --            (48,768)
       Class C                                                   --            (28,567)                --            (23,931)
       Class Y                                                   --         (3,685,789)                --         (1,727,651)
     Return of capital
       Class A                                                   --                 --                 --                 --
       Class B                                                   --                 --                 --                 --
       Class C                                                   --                 --                 --                 --
       Class Y                                                   --                 --                 --                 --
--------------------------------------------------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS                                     (531,528)        (7,664,963)           (77,343)        (2,218,642)
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
   operations and distributions                           6,091,212        (32,426,038)           846,684         (7,301,008)
--------------------------------------------------------------------------------------------------------------------------------
   SHARE TRANSACTIONS:
     Proceeds from sale of shares
       Class A                                          170,752,107        335,348,425          2,263,274          4,011,433
       Class B                                              167,066            200,046              5,800             28,212
       Class C                                              235,012             81,937              1,502                798
       Class Y                                            9,883,800         24,141,538                 --                 --
     Value of distributions reinvested
       Class A                                              209,548          3,665,264              6,747            411,485
       Class B                                                   --            178,413                 --             48,764
       Class C                                                   --             28,564                 --             23,928
       Class Y                                              308,956          3,685,781             70,388          1,727,653
     Cost of shares redeemed
       Class A                                         (178,380,786)      (332,405,894)        (2,476,889)        (4,015,533)
       Class B                                             (203,880)          (305,483)           (12,733)           (17,312)
       Class C                                               (8,749)           (12,503)                --            (61,259)
       Class Y                                          (12,438,870)       (16,292,235)                --             (3,890)
--------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) from
         shares transactions                             (9,475,796)        18,313,853           (141,911)         2,154,279
--------------------------------------------------------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS               (3,384,584)       (14,112,185)           704,773         (5,146,729)

NET ASSETS
     Beginning of period                                 66,521,659         80,633,844         11,339,148         16,485,877
--------------------------------------------------------------------------------------------------------------------------------
     End of period                                     $ 63,137,075       $ 66,521,659        $12,043,921        $11,339,148
--------------------------------------------------------------------------------------------------------------------------------
UNDISTRIBUTED (DISTRIBUTION IN EXCESS OF )
      NET INVESTMENTS INCOME, END OF PERIOD            $    127,352       $    568,135        $   (36,525)       $    97,425




                                                                         GE                                  GE
                                                                   EMERGING                             PREMIER
                                                                    MARKETS                              GROWTH
                                                                       FUND                         EQUITY FUND


-----------------------------------------------------------------------------------------------------------------------------
                                                       SIX MONTHS          YEAR ENDED         SIX MONTHS         YEAR ENDED
                                                     ENDED MARCH 31,        SEPTEMBER       ENDED MARCH 31,      SEPTEMBER
                                                    2002  (UNAUDITED)       30, 2001       2002  (UNAUDITED)      30, 2001
-----------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
     Net investments income (loss)                      $    (3,509)       $    97,326       $   (553,843)      $   (917,248)
     Net realized gain (loss) on investments,
       futures, written options,
       foreign currency transactions and swaps           (1,400,047)        (3,011,677)        (4,925,232)         6,575,602
     Net increase (decrease) in unrealized
       appreciation/(depreciation) on
       investments, futures,
       written options and foreign
       currency translation                               7,281,124         (7,880,816)        37,260,197        (62,748,763)
-----------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) from operations             5,877,568         (10,795,167)        31,781,122        (57,090,409)
-----------------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income
       Class A                                               (9,053)                --                 --                 --
       Class B                                                   --                 --                 --                 --
       Class C                                                   --                 --                 --                 --
       Class Y                                              (55,304)                --                 --                 --
     Net realized gains
       Class A                                                   --           (866,143)        (3,499,630)        (6,760,834)
       Class B                                                   --            (66,952)        (1,085,463)        (2,230,371)
       Class C                                                   --            (14,019)          (124,865)          (170,920)
       Class Y                                                   --         (1,726,075)        (1,464,120)        (1,977,311)
     Return of capital
       Class A                                                   --                 --                 --                 --
       Class B                                                   --                 --                 --                 --
       Class C                                                   --                 --                 --                 --
       Class Y                                                   --                 --                 --                 --
-----------------------------------------------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS                                      (64,357)        (2,673,189)        (6,174,078)       (11,139,436)
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
   operations and distributions                           5,813,211        (13,468,356)        25,607,044        (68,229,845)
-----------------------------------------------------------------------------------------------------------------------------
   SHARE TRANSACTIONS:
     Proceeds from sale of shares
       Class A                                           36,518,825         30,131,911         24,008,472         38,112,205
       Class B                                                9,253            108,904          2,383,604          7,441,660
       Class C                                               11,608            911,648          2,361,027          2,440,328
       Class Y                                               25,852            647,826          6,522,735         41,724,728
     Value of distributions reinvested
       Class A                                                8,997            859,715          3,406,223          6,644,670
       Class B                                                   --             66,950          1,029,585          2,139,343
       Class C                                                   --             14,017            123,562            171,178
       Class Y                                               55,298          1,726,069          1,464,122          1,977,317
     Cost of shares redeemed
       Class A                                          (37,955,191)       (30,527,952)       (13,170,491)       (29,000,977)
       Class B                                             (148,168)           (25,136)        (2,702,695)        (5,614,952)
       Class C                                               (7,139)          (892,071)          (540,172)          (533,049)
       Class Y                                             (369,730)          (973,774)        (5,449,311)       (15,572,358)
-----------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) from
         shares transactions                             (1,850,395)         2,048,107         19,436,661         49,930,093
-----------------------------------------------------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS                3,962,816        (11,420,249)        45,043,705        (18,299,752)

NET ASSETS
     Beginning of period                                 15,912,513         27,332,762        187,973,868        206,273,620
-----------------------------------------------------------------------------------------------------------------------------
     End of period                                      $19,875,329        $15,912,513       $233,017,573       $187,973,868
-----------------------------------------------------------------------------------------------------------------------------
UNDISTRIBUTED (DISTRIBUTION IN EXCESS OF )
      NET INVESTMENTS INCOME, END OF PERIOD             $    73,606        $    77,734       $ (1,017,073)      $         --


+ GE S&P 500 Index Fund is a no load fund offering only one class of shares to all investors.


---------
See Notes to Financial Statements.


                                    138 & 139


  STATEMENTS OF CHANGES
  IN NET ASSETS  (CONTINUED)
  CHANGES IN FUND SHARES
                                                              GE                                    GE
                                                             U.S.                                VALUE
                                                           EQUITY                               EQUITY
                                                             FUND                                 FUND


---------------------------------------------------------------------------------------------------------------------
                                              SIX MONTHS           YEAR ENDED       SIX MONTHS        YEAR ENDED
                                           ENDED MARCH 31,          SEPTEMBER     ENDED MARCH 31,      SEPTEMBER
                                          2002  (UNAUDITED)         30, 2001     2002  (UNAUDITED)     30, 2001
---------------------------------------------------------------------------------------------------------------------

CLASS A:

Shares sold                                   2,288,297            2,350,051           966,097          1,758,249
Issued for distribution reinvested              139,999              794,742            23,773            226,944
Shares redeemed                              (1,299,680)          (3,595,943)         (343,131)          (804,866)

---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares        1,128,616             (451,150)          646,739          1,180,327
---------------------------------------------------------------------------------------------------------------------

CLASS B:

Shares sold                                      97,056              184,461            72,440            252,058
Issued for distribution reinvested               12,602               91,347             8,983            230,367
Shares redeemed                                (209,294)            (296,977)         (734,743)        (1,264,375)

---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares          (99,636)             (21,169)         (653,320)          (781,950)
---------------------------------------------------------------------------------------------------------------------

CLASS C:

Shares sold                                      62,461               81,222            29,061             39,009
Issued for distribution reinvested                1,994               10,765               348              4,628
Shares redeemed                                 (46,053)             (31,220)           (3,811)           (10,533)

---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares           18,402               60,767            25,598             33,104
---------------------------------------------------------------------------------------------------------------------

CLASS Y:

Shares sold                                     763,040            1,539,435               285            234,596
Issued for distribution reinvested              165,399              804,071             4,038             19,326
Shares redeemed                                (897,475)          (2,439,762)          (61,050)              (863)

---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares           30,964              (96,256)          (56,727)           253,059
---------------------------------------------------------------------------------------------------------------------




                                                            GE                                     GE
                                                       MID-CAP                                MID-CAP
                                                        GROWTH                           VALUE EQUITY
                                                          FUND                                   FUND


----------------------------------------------------------------------------------------------------------------------
                                              SIX MONTHS        YEAR ENDED        SIX MONTHS          YEAR ENDED
                                           ENDED MARCH 31,       SEPTEMBER      ENDED MARCH 31,        SEPTEMBER
                                           2002  (UNAUDITED)     30, 2001      2002  (UNAUDITED)       30, 2001
----------------------------------------------------------------------------------------------------------------------

CLASS A:

Shares sold                                      571,944          962,447            83,813               65,635
Issued for distribution reinvested                    --          241,265             4,628                  935
Shares redeemed                                 (329,379)        (648,673)          (27,807)             (31,743)

----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares           242,565          555,039            60,634               34,827
----------------------------------------------------------------------------------------------------------------------

CLASS B:

Shares sold                                       18,481           86,206             3,736               21,409
Issued for distribution reinvested                    --          175,542               625                  167
Shares redeemed                                 (345,494)        (469,807)           (3,855)              (5,671)

----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares          (327,013)        (208,059)              506               15,905
----------------------------------------------------------------------------------------------------------------------

CLASS C:

Shares sold                                        6,713           14,548             2,237               30,263
Issued for distribution reinvested                    --            2,656             1,179                  368
Shares redeemed                                       (2)          (2,898)           (2,230)              (4,672)

----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares             6,711           14,306             1,186               25,959
----------------------------------------------------------------------------------------------------------------------

CLASS Y:

Shares sold                                        2,248          182,899                --            1,042,991
Issued for distribution reinvested                    --              199            22,680                7,667
Shares redeemed                                     (585)        (180,008)               --           (1,043,005)

----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares             1,663            3,090            22,680                7,653
----------------------------------------------------------------------------------------------------------------------




                                                                   GE
                                                            SMALL-CAP
                                                         VALUE EQUITY
                                                                 FUND


----------------------------------------------------------------------------------
                                                 SIX MONTHS          YEAR ENDED
                                              ENDED MARCH 31,         SEPTEMBER
                                              2002  (UNAUDITED)       30, 2001
----------------------------------------------------------------------------------

CLASS A:

Shares sold                                       1,514,979            2,164,288
Issued for distribution reinvested                  382,110               78,065
Shares redeemed                                    (897,784)          (1,996,709)

----------------------------------------------------------------------------------
Net increase (decrease) in fund shares              999,305              245,644
----------------------------------------------------------------------------------

CLASS B:

Shares sold                                         183,177              766,271
Issued for distribution reinvested                  152,429               32,158
Shares redeemed                                    (115,795)            (691,563)

----------------------------------------------------------------------------------
Net increase (decrease) in fund shares              219,811              106,866
----------------------------------------------------------------------------------

CLASS C:

Shares sold                                         117,791               21,550
Issued for distribution reinvested                    9,943                  450
Shares redeemed                                        (139)                 (66)

----------------------------------------------------------------------------------
Net increase (decrease) in fund shares              127,595               21,934
----------------------------------------------------------------------------------

CLASS Y:

Shares sold                                          68,076              126,209
Issued for distribution reinvested                   65,198               28,928
Shares redeemed                                    (148,387)            (529,916)

----------------------------------------------------------------------------------
Net increase (decrease) in fund shares              (15,113)            (374,779)
----------------------------------------------------------------------------------




                                                              GE                                    GE
                                                          S&P 500                               GLOBAL
                                                            INDEX                               EQUITY
                                                            FUND+                                 FUND


----------------------------------------------------------------------------------------------------------------------
                                             SIX MONTHS            YEAR ENDED       SIX MONTHS        YEAR ENDED
                                           ENDED MARCH 31,         SEPTEMBER      ENDED MARCH 31,      SEPTEMBER
                                          2002  (UNAUDITED)         30, 2001     2002  (UNAUDITED)     30, 2001
----------------------------------------------------------------------------------------------------------------------

CLASS A:

Shares sold                                     591,415              669,500         4,712,407         11,837,244
Issued for distribution reinvested               33,403               20,693             8,764            359,213
Shares redeemed                                (152,047)            (135,372)       (5,265,332)       (11,482,579)

----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares          472,771              554,821          (544,161)           713,878
----------------------------------------------------------------------------------------------------------------------

CLASS B:

Shares sold                                          --                   --             4,125              6,864
Issued for distribution reinvested                   --                   --               107             19,245
Shares redeemed                                      --                   --            (9,147)           (32,711)

----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares               --                   --            (4,915)            (6,602)
----------------------------------------------------------------------------------------------------------------------

CLASS C:

Shares sold                                          --                   --             5,854             45,874
Issued for distribution reinvested                   --                   --                23              1,491
Shares redeemed                                      --                   --            (1,282)           (36,322)

----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares               --                   --             4,595             11,043
----------------------------------------------------------------------------------------------------------------------

CLASS Y:

Shares sold                                          --                   --            70,408            188,666
Issued for distribution reinvested                   --                   --             5,996            219,530
Shares redeemed                                      --                   --           (69,479)          (760,779)

----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares               --                   --             6,925           (352,583)
----------------------------------------------------------------------------------------------------------------------



                                                            GE                                     GE
                                                 INTERNATIONAL                                 EUROPE
                                                        EQUITY                                 EQUITY
                                                          FUND                                   FUND


--------------------------------------------------------------------------------------------------------------------
                                              SIX MONTHS        YEAR ENDED        SIX MONTHS          YEAR ENDED
                                            ENDED MARCH 31,      SEPTEMBER      ENDED MARCH 31,        SEPTEMBER
                                           2002  (UNAUDITED)     30, 2001      2002  (UNAUDITED)       30, 2001
--------------------------------------------------------------------------------------------------------------------

CLASS A:

Shares sold                                   13,929,776       22,605,139           287,385              426,802
Issued for distribution reinvested                16,422          224,312               818               38,819
Shares redeemed                              (14,407,600)     (22,116,155)         (312,790)            (423,325)

--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares          (461,402)         713,296           (24,587)              42,296
--------------------------------------------------------------------------------------------------------------------

CLASS B:

Shares sold                                       14,247           14,498               750                2,668
Issued for distribution reinvested                    --           11,518                --                4,649
Shares redeemed                                  (17,554)         (21,256)           (1,669)              (1,740)

--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares            (3,307)           4,760              (919)               5,577
--------------------------------------------------------------------------------------------------------------------

CLASS C:

Shares sold                                       19,851            5,731               194                  648
Issued for distribution reinvested                    --            1,844                --                2,298
Shares redeemed                                     (732)            (935)               --               (6,558)

--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares            19,119            6,640               194               (3,612)
--------------------------------------------------------------------------------------------------------------------

CLASS Y:

Shares sold                                      791,584        1,538,852                --                   --
Issued for distribution reinvested                23,969          223,110             8,511              162,373
Shares redeemed                                 (991,640)      (1,087,737)               --                 (347)

--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares          (176,087)         674,225             8,511              162,026
--------------------------------------------------------------------------------------------------------------------







                                                                GE                                  GE
                                                          EMERGING                             PREMIER
                                                           MARKETS                              GROWTH
                                                              FUND                         EQUITY FUND


-------------------------------------------------------------------------------------------------------------------
                                              SIX MONTHS          YEAR ENDED         SIX MONTHS         YEAR ENDED
                                            ENDED MARCH 31,        SEPTEMBER       ENDED MARCH 31,      SEPTEMBER
                                           2002  (UNAUDITED)       30, 2001       2002  (UNAUDITED)      30, 2001
-------------------------------------------------------------------------------------------------------------------

CLASS A:

Shares sold                                    3,931,638            3,148,401            964,707         1,377,399
Issued for distribution reinvested                   945               79,677            130,607           226,705
Shares redeemed                               (4,038,917)          (3,168,422)          (530,137)       (1,087,025)

-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares          (106,334)              59,656            565,177           517,079
-------------------------------------------------------------------------------------------------------------------

CLASS B:

Shares sold                                        1,065               10,339             98,846           271,914
Issued for distribution reinvested                    --                6,310             41,019            75,197
Shares redeemed                                  (16,722)              (2,457)          (113,061)         (214,924)

-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares           (15,657)              14,192             26,804           132,187
-------------------------------------------------------------------------------------------------------------------

CLASS C:

Shares sold                                        1,240               67,233             98,444            92,119
Issued for distribution reinvested                    --                1,324              4,923             6,017
Shares redeemed                                     (714)             (67,702)           (22,763)          (20,633)

-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares               526                  855             80,604            77,503
-------------------------------------------------------------------------------------------------------------------

CLASS Y:

Shares sold                                        3,048               59,253            257,262         1,505,379
Issued for distribution reinvested                 5,778              159,085             55,586            66,982
Shares redeemed                                  (40,380)             (99,504)          (216,995)         (559,837)

-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares           (31,554)             118,834             95,853         1,012,524
-------------------------------------------------------------------------------------------------------------------


+ GE S&P 500 Index Fund is a no load fund offering only one class of shares to all investors


-----------
See Notes to Financial Statements.

                                    140 & 141


STATEMENTS OF CHANGES
IN NET ASSETS

                                                                           GE                                   GE
                                                                      PREMIER                              PREMIER
                                                                     RESEARCH                        INTERNATIONAL
                                                                  EQUITY FUND                          EQUITY FUND

-----------------------------------------------------------------------------------------------------------------------------------
                                                         SIX MONTHS            YEAR ENDED       SIX MONTHS        YEAR ENDED
                                                       ENDED MARCH 31,          SEPTEMBER     ENDED MARCH 31,      SEPTEMBER
                                                      2002 (UNAUDITED)          30, 2001     2002 (UNAUDITED)      30, 2001
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
     Net investments income (loss)                      $     8,853         $     (9,166)      $   (18,643)      $     70,961
     Net realized gain (loss) on investments,
       futures, written options, foreign currency
       transactions and swaps                            (1,288,727)          (1,780,802)         (648,534)        (1,941,697)
     Net increase (decrease) in unrealized
       appreciation/(depreciation) on
       investments, futures, written options
       and foreign currency translation                   2,382,045           (1,645,901)        1,154,719         (1,604,535)
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) from operations              1,102,171           (3,435,869)          487,542         (3,475,271)
-----------------------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income
       Class A                                                   --               (9,329)          (74,866)          (112,963)
       Class B                                                   --                   --                --             (1,227)
       Class C                                                   --                   --              (225)              (559)
       Class Y                                                   --                 (211)             (796)            (1,070)
     Net realized gains
       Class A                                                   --             (145,776)               --                 --
       Class B                                                   --               (4,320)               --                 --
       Class C                                                   --               (1,425)               --                 --
       Class Y                                                   --               (1,147)               --                 --
     Return of capital
       Class A                                                   --                   --                --                 --
       Class B                                                   --                   --                --                 --
       Class C                                                   --                   --                --                 --
       Class Y                                                   --                   --                --                 --
-----------------------------------------------------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS                                           --             (162,208)          (75,887)          (115,819)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from operations
   and distributions                                      1,102,171           (3,598,077)          411,655         (3,591,090)
-----------------------------------------------------------------------------------------------------------------------------------
   SHARE TRANSACTIONS:
     Proceeds from sale of shares
       Class A                                              816,835            1,620,540         2,073,214            964,214
       Class B                                               20,751              238,106             1,550             15,002
       Class C                                               26,749               14,381             1,273             27,524
       Class Y                                                   --                   --                --                 --
     Value of distributions reinvested
       Class A                                                   --              154,938            74,499            112,387
       Class B                                                   --                3,872                --              1,078
       Class C                                                   --                1,424               225                559
       Class Y                                                   --                1,358               796              1,070
     Cost of shares redeemed
       Class A                                             (715,898)            (863,134)       (1,826,809)          (803,429)
       Class B                                              (47,539)             (37,084)          (19,628)           (66,914)
       Class C                                                   --                   --              (300)            (1,240)
       Class Y                                                   --                   --                --                 --
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) from shares
     transactions                                           100,898            1,134,401           304,820            250,251
-----------------------------------------------------------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS                1,203,069           (2,463,676)          716,475         (3,340,839)
NET ASSETS
     Beginning of period                                 10,424,763           12,888,439         7,397,752         10,738,591
-----------------------------------------------------------------------------------------------------------------------------------
     End of period                                      $11,627,832          $10,424,763       $ 8,114,227       $  7,397,752
-----------------------------------------------------------------------------------------------------------------------------------
UNDISTRIBUTED (DISTRIBUTION IN EXCESS OF)
    NET INVESTMENTS INCOME, END OF PERIOD               $     9,599          $     7,975       $   (14,058)      $     78,602



                                                                          GE                                     GE
                                                                     PREMIER                                  FIXED
                                                                       VALUE                                 INCOME
                                                                 EQUITY FUND                                   FUND

-----------------------------------------------------------------------------------------------------------------------------------
                                                            SIX MONTHS        YEAR ENDED        SIX MONTHS          YEAR ENDED
                                                          ENDED MARCH 31,      SEPTEMBER      ENDED MARCH 31,        SEPTEMBER
                                                         2002 (UNAUDITED)      30, 2001      2002 (UNAUDITED)        30, 2001
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
     Net investments income (loss)                         $    95,222     $    141,660      $  4,972,148         $ 10,460,221
     Net realized gain (loss) on investments,
       futures, written options, foreign currency
       transactions and swaps                                 (241,196)         117,083          (417,543)           5,221,509
     Net increase (decrease) in unrealized
       appreciation/(depreciation) on
       investments, futures, written options
       and foreign currency translation                      1,454,053       (1,919,151)       (5,768,791)           5,771,337
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) from operations                 1,308,079       (1,660,408)       (1,214,186)          21,443,067
-----------------------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income
       Class A                                                (111,765)        (112,327)       (3,160,188)          (6,415,692)
       Class B                                                  (1,095)          (1,927)          (49,565)            (105,524)
       Class C                                                    (122)            (438)           (9,031)             (12,919)
       Class Y                                                  (1,018)          (1,012)       (1,801,413)          (4,376,368)
     Net realized gains
       Class A                                                 (36,620)        (135,530)               --                   --
       Class B                                                  (1,584)          (3,135)               --                   --
       Class C                                                    (403)          (1,138)               --                   --
       Class Y                                                    (249)          (1,054)               --                   --
     Return of capital
       Class A                                                      --               --                --                   --
       Class B                                                      --               --                --                   --
       Class C                                                      --               --                --                   --
       Class Y                                                      --               --                --                   --
-----------------------------------------------------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS                                        (152,856)        (256,561)       (5,020,197)         (10,910,503)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from operations
   and distributions                                         1,155,223       (1,916,969)       (6,234,383)          10,532,564
-----------------------------------------------------------------------------------------------------------------------------------
   SHARE TRANSACTIONS:
     Proceeds from sale of shares
       Class A                                               2,090,721       16,191,153        72,178,279           81,388,862
       Class B                                                 142,297          610,482           671,706              723,184
       Class C                                                  72,564           62,582           474,717              116,264
       Class Y                                                      --               --        12,162,055           47,534,801
     Value of distributions reinvested
       Class A                                                 147,714          247,054         2,695,354            5,533,924
       Class B                                                   2,246            4,657            43,668               96,336
       Class C                                                     525            1,576             7,558               13,002
       Class Y                                                   1,266            2,066         1,811,102            4,379,364
     Cost of shares redeemed
       Class A                                              (1,109,324)     (12,926,195)      (60,984,049)         (64,685,081)
       Class B                                                (174,466)         (88,337)         (570,179)            (482,238)
       Class C                                                  (3,197)          (2,576)          (12,072)            (137,255)
       Class Y                                                      --               --       (24,761,036)         (36,513,399)
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) from shares
     transactions                                            1,170,346        4,102,462         3,717,103           37,967,764
-----------------------------------------------------------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS                   2,325,569        2,185,493        (2,517,280)          48,500,328
NET ASSETS
     Beginning of period                                    15,617,244       13,431,751       210,844,765          162,344,437
-----------------------------------------------------------------------------------------------------------------------------------
     End of period                                         $17,942,813     $ 15,617,244      $208,327,485         $210,844,765
-----------------------------------------------------------------------------------------------------------------------------------
UNDISTRIBUTED (DISTRIBUTION IN EXCESS OF)
    NET INVESTMENTS INCOME, END OF PERIOD                  $    85,441     $    104,212      $      1,135         $    433,860



                                                                                GE
                                                                        GOVERNMENT
                                                                        SECURITIES
                                                                              FUND

----------------------------------------------------------------------------------------------
                                                              SIX MONTHS          YEAR ENDED
                                                            ENDED MARCH 31,        SEPTEMBER
                                                           2002 (UNAUDITED)        30, 2001
----------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
     Net investments income (loss)                          $  4,451,286        $  12,529,695
     Net realized gain (loss) on investments,
       futures, written options, foreign currency
       transactions and swaps                                  2,502,164            5,083,141
     Net increase (decrease) in unrealized
       appreciation/(depreciation) on
       investments, futures, written options
       and foreign currency translation                       (9,467,782)           9,308,098
----------------------------------------------------------------------------------------------
     Net increase (decrease) from operations                  (2,514,332)          26,920,934
----------------------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income
       Class A                                                (4,044,940)          (7,912,576)
       Class B                                                  (807,133)          (5,000,522)
       Class C                                                    (3,088)              (1,846)
       Class Y                                                        --                   --
     Net realized gains
       Class A                                                        --                   --
       Class B                                                        --                   --
       Class C                                                        --                   --
       Class Y                                                        --                   --
     Return of capital
       Class A                                                        --             (242,013)
       Class B                                                        --             (152,945)
       Class C                                                        --                  (57)
       Class Y                                                        --                   --
----------------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS                                        (4,855,161)         (13,309,959)
----------------------------------------------------------------------------------------------
Increase (decrease) in net assets from operations
   and distributions                                          (7,369,493)          13,610,975
----------------------------------------------------------------------------------------------
   SHARE TRANSACTIONS:
     Proceeds from sale of shares
       Class A                                                88,001,226          208,814,030
       Class B                                                   578,380              795,530
       Class C                                                   208,151              107,866
       Class Y                                                        --                   --
     Value of distributions reinvested
       Class A                                                 2,525,353            5,108,474
       Class B                                                   491,268            2,895,725
       Class C                                                     2,508                1,840
       Class Y                                                        --                   --
     Cost of shares redeemed
       Class A                                               (73,576,631)        (150,575,640)
       Class B                                               (28,573,757)         (85,708,279)
       Class C                                                       (33)                  (5)
       Class Y                                                        --                   --
----------------------------------------------------------------------------------------------
     Net increase (decrease) from shares
     transactions                                            (10,343,535)         (18,560,459)
----------------------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS                   (17,713,028)          (4,949,484)
NET ASSETS
     Beginning of period                                     233,455,225          238,404,709
----------------------------------------------------------------------------------------------
     End of period                                          $215,742,197        $ 233,455,225
----------------------------------------------------------------------------------------------
UNDISTRIBUTED (DISTRIBUTION IN EXCESS OF)
    NET INVESTMENTS INCOME, END OF PERIOD                   $   (995,405)       $    (196,515)




                                                                        GE
                                                                SHORT-TERM                                   GE
                                                                GOVERNMENT                           TAX-EXEMPT
                                                                      FUND                                 FUND

-------------------------------------------------------------------------------------------------------------------------------
                                                      SIX MONTHS            YEAR ENDED       SIX MONTHS        YEAR ENDED
                                                    ENDED MARCH 31,          SEPTEMBER     ENDED MARCH 31,      SEPTEMBER
                                                   2002 (UNAUDITED)          30, 2001     2002 (UNAUDITED)      30, 2001
-------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
     Net investments income (loss)                   $   867,032        $   2,572,602       $   665,540       $  1,291,665
     Net realized gain (loss) on investments,
       futures, written options, foreign currency
       transactions and swaps                            417,722            1,189,396            14,676            (23,565)
     Net increase (decrease) in unrealized
       appreciation/(depreciation) on
       investments, futures, written options
       and foreign currency translation                 (870,963)             667,934          (970,232)         1,446,530
-------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) from operations             413,791            4,429,932          (290,016)         2,714,630
-------------------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income
       Class A                                          (805,455)          (1,339,944)         (591,115)        (1,090,075)
       Class B                                           (27,352)             (20,401)          (69,971)          (196,017)
       Class C                                           (20,908)             (14,756)           (3,817)            (4,280)
       Class Y                                           (54,880)          (1,189,692)             (633)            (1,294)
     Net realized gains
       Class A                                          (124,446)                  --                --                 --
       Class B                                            (4,785)                  --                --                 --
       Class C                                            (3,169)                  --                --                 --
       Class Y                                            (8,684)                  --                --                 --
     Return of capital
       Class A                                                --                   --                --                 --
       Class B                                                --                   --                --                 --
       Class C                                                --                   --                --                 --
       Class Y                                                --                   --                --                 --
-------------------------------------------------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS                                (1,049,679)          (2,564,793)         (665,536)        (1,291,666)
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from operations
   and distributions                                    (635,888)           1,865,139          (955,552)         1,422,964
-------------------------------------------------------------------------------------------------------------------------------
   SHARE TRANSACTIONS:
     Proceeds from sale of shares
       Class A                                        23,830,101           39,602,509         7,988,757          7,742,929
       Class B                                           713,726              736,708           859,695            150,925
       Class C                                           688,011              896,942           965,213                 --
       Class Y                                            44,554              221,739                --                 --
     Value of distributions reinvested
       Class A                                           801,128            1,189,370           451,527            840,761
       Class B                                            29,063               18,594            41,475            130,827
       Class C                                            19,487               13,105             3,278              4,270
       Class Y                                            63,340            1,117,468               633              1,292
     Cost of shares redeemed
       Class A                                       (11,719,815)         (36,061,599)       (4,207,716)        (2,974,676)
       Class B                                          (111,151)            (153,817)       (1,584,825)        (1,203,994)
       Class C                                            (4,296)            (282,047)           (1,869)                --
       Class Y                                          (205,447)         (49,275,419)               (3)                (6)
-------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) from shares
     transactions                                     14,148,701          (41,976,447)        4,516,165          4,692,328
-------------------------------------------------------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS            13,512,813          (40,111,308)        3,560,613          6,115,292

NET ASSETS
     Beginning of period                              31,730,486           71,841,794        31,185,725         25,070,433
-------------------------------------------------------------------------------------------------------------------------------
     End of period                                   $45,243,299        $  31,730,486       $34,746,338       $ 31,185,725
-------------------------------------------------------------------------------------------------------------------------------
UNDISTRIBUTED (DISTRIBUTION IN EXCESS OF)
    NET INVESTMENTS INCOME, END OF PERIOD            $   (17,950)       $      23,613       $    76,821       $     76,817




                                                                                                                  GE
                                                                           GE                              STRATEGIC
                                                                   HIGH YIELD                             INVESTMENT
                                                                         FUND                                   FUND

-----------------------------------------------------------------------------------------------------------------------------------
                                                             SIX MONTHS        YEAR ENDED        SIX MONTHS          YEAR ENDED
                                                           ENDED MARCH 31,      SEPTEMBER      ENDED MARCH 31,        SEPTEMBER
                                                          2002 (UNAUDITED)      30, 2001      2002 (UNAUDITED)        30, 2001
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
     Net investments income (loss)                          $ 1,546,698     $  3,100,720      $  1,892,765         $  5,334,496
     Net realized gain (loss) on investments,
       futures, written options, foreign currency
       transactions and swaps                                  (359,480)        (369,550)        3,031,927            7,314,249
     Net increase (decrease) in unrealized
       appreciation/(depreciation) on
       investments, futures, written options
       and foreign currency translation                        (287,514)      (7,215,452)       12,605,069          (33,662,824)
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) from operations                    899,704       (4,484,282)       17,529,761          (21,014,079)
-----------------------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income
       Class A                                                 (370,787)        (728,577)       (2,635,140)          (3,135,787)
       Class B                                                  (66,400)        (116,295)         (308,170)            (383,711)
       Class C                                                  (22,431)         (71,468)          (52,701)             (52,970)
       Class Y                                               (1,029,834)      (2,383,960)       (2,145,988)          (1,900,947)
     Net realized gains
       Class A                                                       --               --        (4,498,507)          (8,584,018)
       Class B                                                       --               --          (799,062)          (1,455,614)
       Class C                                                       --               --          (126,354)            (182,522)
       Class Y                                                       --               --        (3,301,797)          (4,732,512)
     Return of capital
       Class A                                                       --               --                --                   --
       Class B                                                       --               --                --                   --
       Class C                                                       --               --                --                   --
       Class Y                                                       --               --                --                   --
-----------------------------------------------------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS                                       (1,489,452)      (3,300,300)      (13,867,719)         (20,428,081)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from operations
   and distributions                                           (589,748)      (7,784,582)        3,662,042          (41,442,160)
-----------------------------------------------------------------------------------------------------------------------------------
   SHARE TRANSACTIONS:
     Proceeds from sale of shares
       Class A                                                1,900,720        2,416,185        14,259,405           22,215,133
       Class B                                                  553,632          485,425         1,179,649            3,881,306
       Class C                                                  169,714           96,694           695,130            1,171,877
       Class Y                                                  134,993          398,248         7,532,663           34,792,061
     Value of distributions reinvested
       Class A                                                  274,595          552,059         6,917,442           11,350,459
       Class B                                                   21,408           24,255         1,052,804            1,735,642
       Class C                                                    6,715           19,555           161,577              212,244
       Class Y                                                1,014,980        2,385,094         5,447,770            6,633,455
     Cost of shares redeemed
       Class A                                                 (463,549)      (2,146,918)      (10,307,116)         (35,482,571)
       Class B                                                  (35,256)        (147,726)       (2,484,008)          (3,461,950)
       Class C                                                 (222,841)        (461,213)         (657,835)            (340,367)
       Class Y                                                 (326,344)      (1,879,333)       (8,261,236)         (14,539,869)
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) from shares
     transactions                                             3,028,767        1,742,325        15,536,245           28,167,420
-----------------------------------------------------------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS                    2,439,019       (6,042,257)       19,198,287          (13,274,740)

NET ASSETS
     Beginning of period                                     25,982,305       32,024,562       209,401,785          222,676,525
-----------------------------------------------------------------------------------------------------------------------------------
     End of period                                          $28,421,324      $25,982,305      $228,600,072         $209,401,785
-----------------------------------------------------------------------------------------------------------------------------------
UNDISTRIBUTED (DISTRIBUTION IN EXCESS OF)
    NET INVESTMENTS INCOME, END OF PERIOD                   $    37,020      $    34,184      $    793,396         $  4,180,398


                                                                               GE
                                                                            MONEY
                                                                           MARKET
                                                                            FUND*

---------------------------------------------------------------------------------------------
                                                             SIX MONTHS          YEAR ENDED
                                                           ENDED MARCH 31,        SEPTEMBER
                                                          2002 (UNAUDITED)        30, 2001
---------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
     Net investments income (loss)                         $  2,651,414         $ 13,320,883
     Net realized gain (loss) on investments,
       futures, written options, foreign currency
       transactions and swaps                                        --                 (120)
     Net increase (decrease) in unrealized
       appreciation/(depreciation) on
       investments, futures, written options
       and foreign currency translation                              --                   --
---------------------------------------------------------------------------------------------
     Net increase (decrease) from operations                  2,651,414           13,320,763
---------------------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income
       Class A                                               (2,651,414)         (13,320,435)
       Class B                                                       --                   --
       Class C                                                       --                   --
       Class Y                                                       --                   --
     Net realized gains
       Class A                                                       --                   --
       Class B                                                       --                   --
       Class C                                                       --                   --
       Class Y                                                       --                   --
     Return of capital
       Class A                                                       --                   --
       Class B                                                       --                   --
       Class C                                                       --                   --
       Class Y                                                       --                   --
---------------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS                                       (2,651,414)         (13,320,435)
---------------------------------------------------------------------------------------------
Increase (decrease) in net assets from operations
   and distributions                                                 --                  328
---------------------------------------------------------------------------------------------
   SHARE TRANSACTIONS:
     Proceeds from sale of shares
       Class A                                              145,952,472          602,071,210
       Class B                                                       --                   --
       Class C                                                       --                   --
       Class Y                                                       --                   --
     Value of distributions reinvested
       Class A                                                2,564,290           12,603,332
       Class B                                                       --                   --
       Class C                                                       --                   --
       Class Y                                                       --                   --
     Cost of shares redeemed
       Class A                                             (156,249,144)        (605,126,164)
       Class B                                                       --                   --
       Class C                                                       --                   --
       Class Y                                                       --                   --
---------------------------------------------------------------------------------------------
     Net increase (decrease) from shares
     transactions                                            (7,732,382)           9,548,378
---------------------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS                   (7,732,382)           9,548,706

NET ASSETS
     Beginning of period                                    278,434,572          268,885,866
---------------------------------------------------------------------------------------------
     End of period                                         $270,702,190         $278,434,572
---------------------------------------------------------------------------------------------
UNDISTRIBUTED (DISTRIBUTION IN EXCESS OF)
    NET INVESTMENTS INCOME, END OF PERIOD                  $     59,442         $     59,442


* GE Money Market Fund is a no load fund offering only one class of shares to all investors


-----------
See Notes to Financial Statements.

                                    142 & 143


  STATEMENTS OF CHANGES
  IN NET ASSETS  (CONTINUED)
  CHANGES IN FUND SHARES

                                                                 GE                                   GE
                                                            PREMIER                              PREMIER
                                                           RESEARCH                        INTERNATIONAL
                                                        EQUITY FUND                          EQUITY FUND

-----------------------------------------------------------------------------------------------------------------------
                                               SIX MONTHS            YEAR ENDED       SIX MONTHS        YEAR ENDED
                                             ENDED MARCH 31,          SEPTEMBER     ENDED MARCH 31,      SEPTEMBER
                                            2002 (UNAUDITED)          30, 2001     2002 (UNAUDITED)      30, 2001
-----------------------------------------------------------------------------------------------------------------------

CLASS A:

Shares sold                                      101,364               178,205          340,885           123,855
Issued for distribution reinvested                    --                16,396           11,901            13,790
Shares redeemed                                  (89,065)              (95,513)        (297,962)         (102,977)

-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares            12,299                99,088           54,824            34,668
-----------------------------------------------------------------------------------------------------------------------

CLASS B:

Shares sold                                        2,631                25,929              257             1,883
Issued for distribution reinvested                    --                   411               --               132
Shares redeemed                                   (6,172)               (4,592)          (3,141)           (9,256)

-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares            (3,541)               21,748           (2,884)           (7,241)
-----------------------------------------------------------------------------------------------------------------------

CLASS C:

Shares sold                                        3,343                 1,577              209             3,705
Issued for distribution reinvested                    --                   151               36                68
Shares redeemed                                       --                    --              (49)             (217)

-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares             3,343                 1,728              196             3,556
-----------------------------------------------------------------------------------------------------------------------

CLASS Y:

Shares sold                                           --                    --               --                --
Issued for distribution reinvested                    --                   143              127               131
Shares redeemed                                       --                    --               --                --

-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares                --                   143              127               131
-----------------------------------------------------------------------------------------------------------------------



                                                                 GE                                     GE
                                                             PREMIER                                  FIXED
                                                               VALUE                                 INCOME
                                                         EQUITY FUND                                   FUND

--------------------------------------------------------------------------------------------------------------------------
                                                    SIX MONTHS        YEAR ENDED        SIX MONTHS          YEAR ENDED
                                                  ENDED MARCH 31,      SEPTEMBER      ENDED MARCH 31,        SEPTEMBER
                                                 2002 (UNAUDITED)      30, 2001      2002 (UNAUDITED)        30, 2001
--------------------------------------------------------------------------------------------------------------------------

CLASS A:

Shares sold                                          206,821          1,425,360          5,853,212           6,715,309
Issued for distribution reinvested                    14,640             21,767            220,458             458,566
Shares redeemed                                     (111,763)        (1,133,761)        (4,956,945)         (5,340,402)

--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares               109,698            313,366          1,116,725           1,833,473
--------------------------------------------------------------------------------------------------------------------------

CLASS B:

Shares sold                                           13,981             55,215             54,621              59,379
Issued for distribution reinvested                       224                411              3,569               7,982
Shares redeemed                                      (17,082)            (8,680)           (46,512)            (40,039)

--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares                (2,877)            46,946             11,678              27,322
--------------------------------------------------------------------------------------------------------------------------

CLASS C:

Shares sold                                            7,259              5,825             39,066               9,586
Issued for distribution reinvested                        52                139                618               1,078
Shares redeemed                                         (326)              (238)              (983)            (11,492)

--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares                 6,985              5,726             38,701                (828)
--------------------------------------------------------------------------------------------------------------------------

CLASS Y:

Shares sold                                               --                 --            987,427           3,933,023
Issued for distribution reinvested                       126                182            148,157             362,857
Shares redeemed                                           --                 --         (2,031,115)         (3,014,540)

--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares                   126                182           (895,531)          1,281,340
--------------------------------------------------------------------------------------------------------------------------


                                                                        GE
                                                                 GOVERNMENT
                                                                 SECURITIES
                                                                       FUND

---------------------------------------------------------------------------------------
                                                       SIX MONTHS          YEAR ENDED
                                                     ENDED MARCH 31,        SEPTEMBER
                                                    2002 (UNAUDITED)        30, 2001
---------------------------------------------------------------------------------------

CLASS A:

Shares sold                                            10,377,846           25,169,854
Issued for distribution reinvested                        300,169              616,769
Shares redeemed                                        (8,660,120)         (18,119,150)

---------------------------------------------------------------------------------------
Net increase (decrease) in fund shares                  2,017,895            7,667,473
---------------------------------------------------------------------------------------

CLASS B:

Shares sold                                                67,819               76,022
Issued for distribution reinvested                         57,785              347,738
Shares redeemed                                        (3,351,731)         (10,271,376)

---------------------------------------------------------------------------------------
Net increase (decrease) in fund shares                 (3,226,127)          (9,847,616)
---------------------------------------------------------------------------------------

CLASS C:

Shares sold                                                24,793               12,651
Issued for distribution reinvested                            295                  219
Shares redeemed                                                (4)                  --

---------------------------------------------------------------------------------------
Net increase (decrease) in fund shares                     25,084               12,870
---------------------------------------------------------------------------------------

CLASS Y:

Shares sold                                                    --                   --
Issued for distribution reinvested                             --                   --
Shares redeemed                                                --                   --

---------------------------------------------------------------------------------------
Net increase (decrease) in fund shares                         --                   --
---------------------------------------------------------------------------------------



                                                                  GE
                                                           SHORT-TERM                                   GE
                                                           GOVERNMENT                           TAX-EXEMPT
                                                                 FUND                                 FUND

---------------------------------------------------------------------------------------------------------------------------
                                                 SIX MONTHS            YEAR ENDED       SIX MONTHS        YEAR ENDED
                                               ENDED MARCH 31,          SEPTEMBER     ENDED MARCH 31,      SEPTEMBER
                                              2002 (UNAUDITED)          30, 2001     2002 (UNAUDITED)      30, 2001
---------------------------------------------------------------------------------------------------------------------------


CLASS A:

Shares sold                                      1,973,608             3,330,979          687,806           672,296
Issued for distribution reinvested                  66,484               100,078           38,886            72,858
Shares redeemed                                   (970,241)           (3,033,243)        (363,640)         (257,812)

---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares           1,069,851               397,814          363,052           487,342
---------------------------------------------------------------------------------------------------------------------------

CLASS B:

Shares sold                                         59,134                61,552           74,068            12,968
Issued for distribution reinvested                   2,415                 1,563            3,571            11,361
Shares redeemed                                     (9,229)              (12,959)        (135,145)         (104,531)

---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares              52,320                50,156          (57,506)          (80,202)
---------------------------------------------------------------------------------------------------------------------------

CLASS C:

Shares sold                                         57,361                75,369           83,685                --
Issued for distribution reinvested                   1,619                 1,098              283               371
Shares redeemed                                       (358)              (23,762)            (164)               --

---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares              58,622                52,705           83,804               371
---------------------------------------------------------------------------------------------------------------------------

CLASS Y:

Shares sold                                          3,683                18,785                9                --
Issued for distribution reinvested                   5,272                95,002               44               108
Shares redeemed                                    (17,129)           (4,160,909)              --                (1)

---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares              (8,174)           (4,047,122)              53               107
---------------------------------------------------------------------------------------------------------------------------



                                                                                                           GE
                                                                    GE                              STRATEGIC
                                                            HIGH YIELD                             INVESTMENT
                                                                  FUND                                   FUND

----------------------------------------------------------------------------------------------------------------------------
                                                      SIX MONTHS        YEAR ENDED        SIX MONTHS          YEAR ENDED
                                                    ENDED MARCH 31,      SEPTEMBER      ENDED MARCH 31,        SEPTEMBER
                                                   2002 (UNAUDITED)      30, 2001      2002 (UNAUDITED)        30, 2001
----------------------------------------------------------------------------------------------------------------------------


CLASS A:

Shares sold                                            283,177            299,953            621,237             889,694
Issued for distribution reinvested                      40,892             71,609            306,758             462,147
Shares redeemed                                        (69,163)          (265,504)          (457,149)         (1,444,199)

----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares                 254,906            106,058            470,846             (92,358)
----------------------------------------------------------------------------------------------------------------------------

CLASS B:

Shares sold                                             82,464             62,434             53,705             161,140
Issued for distribution reinvested                       3,198              3,167             47,920              72,409
Shares redeemed                                         (5,231)           (18,316)          (112,774)           (146,866)

----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares                  80,431             47,285            (11,149)             86,683
----------------------------------------------------------------------------------------------------------------------------

CLASS C:

Shares sold                                             25,091             12,463             32,011              48,524
Issued for distribution reinvested                         999              2,506              7,449               8,955
Shares redeemed                                        (32,873)           (57,421)           (30,670)            (14,766)

----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares                  (6,783)           (42,452)             8,790              42,713
----------------------------------------------------------------------------------------------------------------------------

CLASS Y:

Shares sold                                             20,376             51,465            337,767           1,450,748
Issued for distribution reinvested                     151,022            308,851            241,479             269,982
Shares redeemed                                        (48,124)          (244,565)          (364,200)           (609,462)

----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares                 123,274            115,751            215,046           1,111,268
----------------------------------------------------------------------------------------------------------------------------



                                                                           GE
                                                                        MONEY
                                                                       MARKET
                                                                        FUND*

-----------------------------------------------------------------------------------------
                                                         SIX MONTHS          YEAR ENDED
                                                       ENDED MARCH 31,        SEPTEMBER
                                                      2002 (UNAUDITED)        30, 2001
-----------------------------------------------------------------------------------------


CLASS A:

Shares sold                                             145,952,472          602,071,210
Issued for distribution reinvested                        2,564,290           12,603,331
Shares redeemed                                        (156,249,144)        (605,126,164)

-----------------------------------------------------------------------------------------
Net increase (decrease) in fund shares                   (7,732,382)           9,548,377
-----------------------------------------------------------------------------------------

CLASS B:

Shares sold                                                      --                   --
Issued for distribution reinvested                               --                   --
Shares redeemed                                                  --                   --

-----------------------------------------------------------------------------------------
Net increase (decrease) in fund shares                           --                   --
-----------------------------------------------------------------------------------------

CLASS C:

Shares sold                                                      --                   --
Issued for distribution reinvested                               --                   --
Shares redeemed                                                  --                   --

-----------------------------------------------------------------------------------------
Net increase (decrease) in fund shares                           --                   --
-----------------------------------------------------------------------------------------

CLASS Y:

Shares sold                                                      --                   --
Issued for distribution reinvested                               --                   --
Shares redeemed                                                  --                   --

-----------------------------------------------------------------------------------------
Net increase (decrease) in fund shares                           --                   --
-----------------------------------------------------------------------------------------


+ GE Money Market Fund is a no load fund offering only one class of shares to all investors

------------
See Notes to Financial Statements.


                                    144 & 145

                        NOTES TO FINANCIAL STATEMENTS MARCH 31, 2002 (UNAUDITED)


1.   ORGANIZATION OF THE FUNDS

GE Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company. The Trust was organized as a Massachusetts business trust on August 10, 1992, and is authorized to issue an unlimited number of shares. It is comprised of twenty-two investment portfolios (each a "Fund" and collectively the "Funds"), although only the following twenty-one are currently being offered: GE U.S. Equity Fund, GE Value Equity Fund, GE Mid-Cap Growth Fund, GE Mid-Cap Value Equity Fund, GE Small-Cap Value Equity Fund, GE S&P 500 Index Fund, GE Global Equity Fund, GE International Equity Fund, GE Europe Equity Fund, GE Emerging Markets Fund, GE Premier Growth Equity Fund, GE Premier Research Equity Fund, GE Premier International Equity Fund, GE Premier Value Equity Fund, GE Fixed Income Fund, GE Government Securities Fund, GE Short-Term Government Fund, GE Tax-Exempt Fund, GE High Yield Fund, GE Strategic Investment Fund and GE Money Market Fund. The Funds (except GE S&P 500 Index Fund and GE Money Market Fund) are presently authorized to issue four classes of shares. As of March 31, 2002, each Fund had four share classes active, except for GE Government Securities Fund, which had only three classes active.

Maximum Sales Load Imposed on Purchases of Class A Shares (as a percentage of offering price):


5.75%                                            4.25%                                    2.50%
-----------------------------------------------------------------------------------------------------------------------

GE U.S. Equity Fund                              GE Fixed Income Fund                     GE Short-Term Government Fund

GE Value Equity Fund                             GE Government Securities Fund

GE Mid-Cap Growth Fund                           GE Tax-Exempt Fund

GE Mid-Cap Value Equity Fund                     GE High Yield Fund

GE Small-Cap Value Equity Fund

GE Global Equity Fund

GE International Equity Fund

GE Europe Equity Fund

GE Emerging Markets Fund

GE Premier Growth Equity Fund

GE Premier Research Equity Fund

GE Premier International Equity Fund

GE Premier Value Equity Fund

GE Strategic Investment Fund



There is no front-end sales load imposed on individual purchases of Class A shares of $1 million or more. The front-end sales charge is also waived in other instances as described in the Funds' prospectus.

                        NOTES TO FINANCIAL STATEMENTS MARCH 31, 2002 (UNAUDITED)

Maximum Contingent Deferred Sales Charges imposed on redemptions of Class B shares (as a percentage of redemption proceeds) within the first year are:

4.00%                                     3.00%
------------------------------------------------------------------------

GE U.S. Equity Fund                       GE Fixed Income Fund

GE Value Equity Fund                      GE Government Securities Fund

GE Mid-Cap Growth Fund                    GE Short-Term Government Fund

GE Mid-Cap Value Equity Fund              GE Tax-Exempt Fund

GE Small-Cap Value Equity Fund            GE High Yield Fund

GE Global Equity Fund

GE International Equity Fund

GE Europe Equity Fund

GE Emerging Markets Fund

GE Premier Growth Equity Fund

GE Premier Research Equity Fund

GE Premier International Equity Fund

GE Premier Value Equity Fund

GE Strategic Investment Fund


Except as described in the next paragraph, the maximum contingent deferred sales charge for Class B redemptions for all Funds are as follows: within the second year - 3.00%; within the third year - 2.00%; within the fourth year - 1.00% and within the fifth year and thereafter - 0.00%.

The maximum contingent deferred sales charge for Class B redemptions from shares acquired, either by purchase or exchange, as a result of the combination on September 26, 1997 of the Investors Trust Fund with the GE Funds is as follows:
5.00% within the first year, 4.00% within the second year, 3.00% within the third year, 2.00% within the fourth year, 1.00% within the fifth year, and 0.00% thereafter.

The maximum contingent deferred sales charge imposed on Class C (level load) redemptions for all Funds is 1.00% within the first year of purchase and 0.00% thereafter.

Purchases of $1 million or more in Class A shares at net asset value are subject to a 1.00% contingent deferred sales charge if redeemed within one year of purchase.

No front-end or contingent deferred sales charges are assessed by the Trust with respect to Class Y shares or shares of GE S&P 500 Index Fund or GE Money Market Fund.


2. SUMMARY OF SIGNIFICANT
   ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions at the date of the financial statements. Actual results may differ from those estimates.

The following summarizes the significant accounting policies of the Trust:

SECURITY VALUATION AND TRANSACTIONS Securities for which exchange (or NASDAQ) quotations are readily available are valued at the last sale price, or if no sales occurred on that day, at the last quoted bid price. Certain fixed income securities are valued by a dealer or by a pricing service based upon a matrix system, which considers market transactions as well as dealer supplied valuations. Valuations for municipal bonds are based on prices obtained from a qualified municipal bond pricing service; such prices represent the mean of the bid and ask of the secondary market. Short-term investments maturing within 60 days are valued at amortized cost or original cost plus accrued interest, both of which approximate current

                        NOTES TO FINANCIAL STATEMENTS MARCH 31, 2002 (UNAUDITED)

value. Fund positions that cannot be valued as set forth above are valued at fair value determined in good faith under procedures approved by the Board of Trustees of the Funds.

In accordance with Rule 2a-7 of the 1940 Act, GE Money Market Fund values securities initially at cost and, thereafter, securities are assumed to have a constant amortization to maturity of any discount or premium. Amortized cost approximates fair value.

Security transactions are accounted for as of the trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost for both financial statement and federal tax purposes.

Each Fund's income, expenses (other than distribution fees) and realized and unrealized gains and losses are allocated proportionally each day among the classes based upon the relative net assets of each class.

REPURCHASE AGREEMENTS Each of the Funds may enter into repurchase agreements. The Funds' custodian takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Funds. The Funds value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to 102% of the repurchase price. In the event the seller defaults and the value of the security declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

SECURITY LENDING Each of the Funds may loan securities to brokers, dealers, and financial institutions determined by GE Asset Management Incorporated ("GEAM") to be creditworthy, subject to certain limitations. The Funds continue to receive the interest and dividends on the loaned securities during the term of the loan. The loans of securities are secured by collateral in the form of cash or other liquid assets, which are segregated and maintained with the custodian in an amount at least equal to 102% of the current market value of the loaned securities. During the term of the loan, the Funds will record any gain or loss in the market value of its loaned securities and of securities in which cash collateral is invested net of any rebate. In the event the counterparty (borrower) does not meet its contracted obligation to return the securities, the Funds may be exposed to the risk of loss of reacquiring the loaned securities at prevailing market prices using the proceeds of the sale of the collateral.

FOREIGN CURRENCY Accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of such transactions.

The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates from the fluctuations arising from changes in market prices of securities during the period. Such fluctuations are included in net realized or unrealized gain or loss from investments.

Net realized gains or losses on foreign currency transactions represent net gains or losses on sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income and withholding taxes accrued and the U.S. dollar amount actually received and paid, and gains or losses between the trade and settlement date on purchases and sales of securities. Net unrealized foreign exchange gains and losses arising from changes in the value of other assets and liabilities as a result of changes in foreign exchange rates are included as increases or decreases in unrealized appreciation/depreciation on foreign currency related transactions.

FUTURES CONTRACTS Certain Funds may invest in interest rate, financial and stock or bond index futures contracts subject to certain limitations. The Funds may invest in futures contracts to manage their exposure to the stock and bond markets and fluctuations in currency values. Buying futures tends to increase a Fund's exposure to the underlying instrument while selling futures tends to decrease a Fund's exposure to the underlying instrument, or hedge other Fund investments. A Fund will not enter into a transaction involving futures for speculative purposes. The Fund's risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts' terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade.

Upon entering into a financial futures contract, the Funds are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margins, are made or received by the Funds

                        NOTES TO FINANCIAL STATEMENTS MARCH 31, 2002 (UNAUDITED)

each day, depending on the daily fluctuation in the fair value of the underlying security. The Funds record an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may incur a loss. The Funds recognize a realized gain or loss on the expiration or closing of a futures contract.

OPTIONS Certain Funds may purchase and write options, subject to certain limitations. The Funds may invest in options contracts to manage their exposure to the stock and bond markets and fluctuations in foreign currency values. Writing puts and buying calls tend to increase a Fund's exposure to the underlying instrument while buying puts and writing calls tend to decrease a Fund's exposure to the underlying instrument, or hedge other Fund investments. A Fund will not enter into a transaction involving options for speculative purposes. The Fund's risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts' terms and changes in the liquidity of the secondary market for the contracts. Options are valued at the last sale price, or if no sales occurred on that day, at the last quoted bid price.

When a Fund writes an option, the amount of the premium received is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase, as a realized loss. When an option is exercised, the proceeds from the sale of the underlying security or the cost basis of the securities purchased is adjusted by the original premium received or paid.

SWAP CONTRACTS Certain Funds may invest in swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Funds may enter into total return swaps as part of their investment strategies. Total return swap agreements involve commitments to pay interest in exchange for a market linked return based upon a notional principal amount. To the extent the total return of the security or index underlying the agreement exceeds or falls short of the offsetting interest rate obligation, the Funds will receive a payment from or make a payment to the counterparty. Swaps are marked to market daily based upon the underlying security or index. Payments received or made are recorded as realized gain or loss in the Statement of Operations. Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform and that there may be unfavorable changes in the value of the index or securities underlying the agreement. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS Each of the Funds may purchase or sell securities on a when-issued or forward commitment basis. These transactions are arrangements in which the Funds purchase and sell securities with payment and delivery scheduled a month or more after entering into the transactions. The price of the underlying securities and the date when these securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract. In connection with such purchases, the Funds maintain cash or liquid assets in an amount equal to purchase commitments for such underlying securities until settlement date and for sales commitments the Funds maintain equivalent deliverable securities as "cover" for the transaction. Unsettled commitments are valued at current market value of the underlying security. Daily fluctuations in the value of such contracts are recorded as unrealized gains or losses. The Funds will not enter into such commitments for the purpose of investment leverage.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS Certain Funds may enter into forward foreign currency exchange contracts to facilitate transactions in foreign denominated securities and to manage the Fund's currency exposure. Forward foreign currency exchange contracts are valued at the mean between the bid and the offered forward rates as last quoted by a recognized dealer. The aggregate principal amounts of the contracts are not recorded in the Fund's financial statements. Such amounts appear under the caption forward foreign currency contracts in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (or liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed,

                        NOTES TO FINANCIAL STATEMENTS MARCH 31, 2002 (UNAUDITED)

when they are recorded as realized gains or losses on foreign currency related transactions. The Fund's risks in using these contracts include changes in the value of foreign currency or the possibility that the counterparties do not perform under the contracts' terms. When a Fund enters into a forward foreign currency exchange contract, it is required to segregate cash or liquid securities with its custodian in an amount equal to the value of the Fund's total assets committed to the consummation of the forward contract. If the value of the segregated securities declines, additional cash or securities is segregated so that the value of the account will equal the amount of the Fund's commitment with respect to the contract.

INVESTMENTS IN FOREIGN MARKETS Investments in foreign markets may involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates of inflation, repatriation on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, tariffs and taxes, subject to delays in settlements, and their prices may be more volatile.

The Funds may be subject to capital gains and repatriation taxes imposed by certain countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation as income and/or capital gains are earned.

INCOME TAXES The Funds intend to comply with all sections of the Internal Revenue Code applicable to regulated investment companies including the distribution of substantially all of their taxable net investment income, and net realized capital gains to their shareholders. Therefore, no provision for federal income tax has been made. Each Fund is treated as a separate taxpayer for federal income tax purposes.

As of September 30, 2001, the following Funds have capital loss carryovers as indicated below. The capital loss carryover of the GE Tax-Exempt Fund includes a capital loss carryover of $42,651 acquired as a result of the reorganization with the Investors Trust Tax Free Fund. The capital loss carryover is available to offset future realized capital gains to the extent provided in the Internal Revenue Code and regulations thereunder. To the extent that these carryover losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders because they would be taxable as ordinary income.

Fund                                               Amount      Expires
-------------------------------------------------------------------------

GE S&P 500 Index Fund                      $          2,641      2009

GE Europe Equity Fund                                58,268      2009

GE Emerging Markets Fund                            185,755      2009

GE Premier Research Equity Fund                     124,591      2009

GE Premier International Equity Fund                671,036      2009

GE Fixed Income Fund                              1,407,052      2008

GE Government Securities Fund                    73,930,665      2002

                                                107,525,597      2003

                                                  1,748,819      2004

                                                 13,930,305      2008

GE Tax-Exempt Fund                                  333,580      2004

                                                    437,039      2008

                                                    115,020      2009

GE High Yield Fund                                  176,620      2008

                                                    482,038      2009

GE Money Market Fund                                  3,153      2003

                                                      5,688      2005

                        NOTES TO FINANCIAL STATEMENTS MARCH 31, 2002 (UNAUDITED)

Any net capital and currency losses incurred after October 31, within each Fund's tax year, are deemed to arise on the first day of the Fund's next tax year if the Fund so elects to defer such losses.

The Funds elected to defer losses incurred after October 31, 2000 as follows:

         Fund                                Currency                   Capital
--------------------------------------------------------------------------------

GE U.S. Equity Fund                       $       120              $          --

GE Mid-Cap Growth Fund                             20                    170,448

GE S&P 500 Index Fund                              --                    335,320

GE Global Equity Fund                          44,226                  1,896,935

GE International Equity Fund                  162,034                  2,573,128

GE Europe Equity Fund                              --                  1,095,156

GE Emerging Markets Fund                       51,108                  2,520,170

GE Premier Research Equity Fund                    --                  1,596,431

GE Premier International Equity Fund            1,469                  1,848,175

GE Premier Value Equity Fund                        7                         --

GE Tax-Exempt Fund                                 --                     28,888

GE High Yield Fund                             73,291                    340,061

GE Strategic Investment Fund                   66,195                         --

GE Money Market Fund                               --                        120


DISTRIBUTIONS TO SHAREHOLDERS GE Fixed Income Fund, GE Government Securities Fund, GE Short-Term Government Fund, GE Tax-Exempt Fund, GE High Yield Fund and GE Money Market Fund declare investment income dividends daily and pay them monthly. All other Funds declare and pay dividends from investment income annually. All Funds declare and pay net realized capital gains in excess of capital loss carryforwards distributions annually. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include (but are not limited to) swaps, treatment of realized and unrealized gains and losses on forward foreign currency contracts, paydown gains and losses on mortgage-backed securities, and losses deferred due to wash sale transactions. Reclassifications are made to the Funds' capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. These reclassifications have no impact on net investment income, realized gains or losses, or net asset value of the Funds. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments.

INVESTMENT INCOME Corporate actions (including cash dividends) are recorded on the ex-dividend date, net of applicable withholding taxes, except for certain foreign corporate actions, which are recorded as soon after ex-dividend date as such information becomes available. Interest income is recorded on the accrual basis. All discounts and premiums on taxable bonds and tax-exempt bonds (except for premiums on bonds held by the U.S. Government Securities Fund) are accreted to call or maturity date, whichever is shorter, using the effective yield method. For tax-exempt bonds purchased on or after May 1, 1993, both market discount and original issue discount are amortized.

EXPENSES Fund specific expenses are allocated to the Fund that incurs such expense and pro rata across share classes. Expenses, other than those incurred by a specific Fund, are allocated pro rata among Funds and share classes. Such expenses may include custodial fees, legal and accounting fees, printing costs and registration fees. All expenses of the Funds are paid by GEAM and reimbursed by the Funds.

                        NOTES TO FINANCIAL STATEMENTS MARCH 31, 2002 (UNAUDITED)

DEFERRED ORGANIZATIONAL COSTS Organizational expenses applicable to the GE Premier Growth Equity Fund have been deferred and are being amortized on a straight-line basis over a period of five years from commencement of investment operations.


3. LINE OF CREDIT
Effective December 19, 2001, and expiring December 18, 2002, the Trust (excluding the S&P 500 Index Fund) shares a revolving credit facility of up to $50 million with a number of its affiliates. The credit facility is with its custodian bank, State Street Bank and Trust Company. The revolving credit facility requires the payment of a commitment fee equal to 0.09% per annum on the daily unused portion of the credit facility, payable quarterly. The portion borne by the Funds generally is borne proportionally based upon net assets. Generally, borrowings under the credit facility would accrue interest at the Federal Funds Rate plus 50 basis points and is borne by the borrowing Fund. The maximum amount allowed to be borrowed by any one Fund is the lesser of its prospectus limitation, 20% of its net assets, or $50 million. The credit facility was not utilized by the Trust during the period ended March 31, 2002. The S&P 500 Index Fund is currently not covered under a revolving credit facility.


4. FEES AND COMPENSATION PAID TO AFFILIATES
ADVISORY AND ADMINISTRATION AND OTHER OPERATING FEES Compensation of GEAM, a wholly-owned subsidiary of General Electric Company, for investment advisory and administrative services is paid monthly based on the average daily net assets of each Fund. Through January 28, 2003, GEAM has agreed to reduce other operating expenses (exclusive of advisory, administration and distribution fees) for each Fund to the levels as stated in the following schedule:

                                                                             Annualized based on Average daily net assets
----------------------------------------------------------------------------------------------------------------------------
                                                                           Advisory and                          Other
                                                                        Administration Fees               Operating Expenses*
----------------------------------------------------------------------------------------------------------------------------
GE U.S. Equity Fund                                                            .40%                              .25%

GE Value Equity Fund                                                           .55%                              .30%

GE Mid-Cap Growth Fund                                                         .60%                              .30%

GE Mid-Cap Value Equity Fund                                                   .80%                              .25%

GE Small-Cap Value Equity Fund                                                 .70%                              .20%

GE S&P 500 Index Fund                                                          .30%                              .15%

GE Global Equity Fund                                                          .75%                              .35%

GE International Equity Fund                                                   .80%                              .30%

GE Europe Equity Fund                                                         1.05%                              .30%

GE Emerging Markets Fund                                                      1.20%                              .30%

GE Premier Growth Equity Fund                                                  .60%                              .30%

GE Premier Research Equity Fund                                                .70%                              .25%

GE Premier International Equity Fund                                           .80%                              .25%

GE Premier Value Equity Fund                                                   .60%                              .25%

GE Fixed Income Fund                                                           .35%                              .20%

GE Government Securities Fund                                                  .40%                              .20%

GE Short-Term Government Fund                                                  .30%                              .15%

GE Tax-Exempt Fund                                                             .35%                              .25%

GE High Yield Fund                                                             .60%                              .20%

GE Strategic Investment Fund                                                   .35%                              .30%

GE Money Market Fund                                                           .25%                              .25%


* AFTER REIMBURSEMENT, IF ANY

                        NOTES TO FINANCIAL STATEMENTS MARCH 31, 2002 (UNAUDITED)

DISTRIBUTION AND SHAREHOLDER SERVICING FEES The Funds have adopted a Shareholder Servicing and Distribution Plan ("the Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to each Fund except the GE S&P 500 Index Fund and GE Money Market Fund. Each Fund pays GE Investment Distributors, Inc. ("GEID"), a wholly-owned subsidiary of GE Financial Assurance Holdings, Inc. (an indirect wholly-owned subsidiary of General Electric Company) and the Funds' principal underwriter, a monthly fee for distribution and/or shareholder services provided, at an annual rate of the average daily net assets attributable to each applicable class of shares. The annual rates applicable are 0.25% for Class A shares, 1.00% for Class B shares and 1.00% for Class C (level load) shares. Currently, Class Y shares are not subject to a 12b-1 fee. Prior to September 18, 1999, the annual rates applicable were .50% for Class A shares, 1.00% for Class B shares (except GE Short-Term Government Fund which was .85%) and .25% for Class C shares (see Note 8 for additional information).

GEID has agreed that once Class B shares automatically convert to Class A shares, six years after the date of purchase (eight years in the case of shares acquired or exchanged from shares of Investors Trust Funds), such shareholders will become subject to the .25% distribution and/or shareholder services fees attributable to Class A shares.

TRUSTEES COMPENSATION The Funds pay no compensation to their Trustees who are officers or employees of GEAM or its affiliates. Trustees who are not such officers or employees also serve in a similar capacity for other Funds advised by GEAM. The Trustees receive an annual fee of $48,000 and an additional fee of $500 per Trustees' meeting attended in person. These fees are allocated proportionally among all of the Funds served by the Trustees and are based upon the relative net assets of each Fund.

OTHER For the period ended March 31, 2002, the Trust was informed that GEID acting as underwriter received net commissions of $54,524 from the sale of Class A shares and $158,853 in contingent deferred sales charges from redemptions of Class B and Class C shares.



5. SUB-ADVISORY FEES

Pursuant to investment sub-advisory agreements with GEAM, Palisade Capital Management, LLC ("Palisade") is the Sub-Adviser to the GE Small-Cap Value Equity Fund; effective May 1, 2001, SSgA Funds Management, Inc. ("SSgA") is the Sub-Adviser to the GE S&P 500 Index Fund (prior thereto a division of SSgA's parent company served as the sub-adviser to that Fund); and Morgan Stanley Investments LP (formerly Miller Anderson & Sherrerd, LLP) ("MSI") is the Sub-Adviser to the GE High Yield Fund.

Palisade, SSgA and MSI are responsible for the day-to-day portfolio management of the assets of the GE Small-Cap Value Equity Fund, the GE S&P 500 Index Fund and the GE High Yield Fund, respectively, including the responsibility for making decisions to buy, sell or hold a particular security, under the general supervision of GEAM and the Board.

For their services, GEAM pays Palisade, SSgA and MSI monthly sub-advisory fees which are calculated as a percentage of the average daily net assets of the respective Funds.

Effective October 1, 2000, GEAM, as Investment Adviser to GE Mid-Cap Value Equity Fund and GE Tax-Exempt Fund, assumed day-to-day portfolio management responsibility from NWQ Investment Management Company and Brown Brothers Harriman & Co., the previous Sub-Advisers to GE Mid-Cap Value Equity Fund and GE Tax-Exempt Fund, respectively.

                        NOTES TO FINANCIAL STATEMENTS MARCH 31, 2002 (UNAUDITED)



6. INVESTMENT TRANSACTIONS

PURCHASES AND SALES OF SECURITIES The cost of purchases and the proceeds from sales of investments, other than short-term securities and options, for the period ended March 31, 2002, were as follows:

                                              Purchases              Sales
------------------------------------------------------------------------------

GE U.S. Equity Fund                         $190,755,769         $168,925,870

GE Value Equity Fund                          22,280,848           21,321,114

GE Mid-Cap Growth Fund                         8,131,017            9,099,023

GE Mid-Cap Value Equity Fund                   3,169,791            2,837,418

GE Small-Cap Value Equity Fund                49,891,584           42,370,876

GE S&P 500 Index Fund                          4,426,926              791,942

GE Global Equity Fund                         15,660,330           18,831,213

GE International Equity Fund                  13,715,672           15,131,053

GE Europe Equity Fund                          3,505,007            3,313,362

GE Emerging Markets Fund                       3,151,151            5,660,020

GE Premier Growth Equity Fund                 27,664,370           19,201,924

GE Premier Research Equity Fund                5,821,528            5,699,005

GE Premier International Equity Fund           2,225,186            2,282,408

GE Premier Value Equity Fund                   6,778,903            5,606,581

GE Fixed Income Fund                         352,453,993          333,556,521

GE Government Securities Fund                149,126,745          176,030,412

GE Short-Term Government Fund                 26,712,701           11,015,800

GE Tax-Exempt Fund                             8,022,450            6,632,187

GE High Yield Fund                             6,498,638            3,544,406

GE Strategic Investment Fund                 127,937,451          119,880,179

                        NOTES TO FINANCIAL STATEMENTS MARCH 31, 2002 (UNAUDITED)

AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION Aggregate gross unrealized appreciation/(depreciation) of investments for each Fund at March 31, 2002, was as follows:

                                                                                                                    Net
                                                                  Gross                    Gross                Unrealized
                                                               Unrealized               Unrealized             Appreciation/
                                                              Appreciation             Depreciation           (Depreciation)
---------------------------------------------------------------------------------------------------------------------------------

GE U.S. Equity Fund                                           $95,777,415               $33,003,711             $62,773,704

GE Value Equity Fund                                           13,393,204                 2,999,353              10,393,851

GE Mid-Cap Growth Fund                                          5,496,481                 2,056,259               3,440,222

GE Mid-Cap Value Equity Fund                                    2,327,561                   466,475               1,861,086

GE Small-Cap Value Equity Fund                                  9,564,163                   678,307               8,885,856

GE S&P 500 Index Fund                                           2,784,622                 8,861,888             (6,077,266)

GE Global Equity Fund                                           3,817,032                 5,293,304             (1,476,272)

GE International Equity Fund                                    2,766,480                 8,990,198             (6,223,718)

GE Europe Equity Fund                                             842,511                 1,702,609               (860,098)

GE Emerging Markets Fund                                        2,895,441                 3,857,485               (962,044)

GE Premier Growth Equity Fund                                  28,237,693                31,033,332             (2,795,639)

GE Premier Research Equity Fund                                   940,733                   505,728                 435,005

GE Premier International Equity Fund                              180,273                 1,718,708             (1,538,435)

GE Premier Value Equity Fund                                    1,326,583                   581,337                 745,246

GE Fixed Income Fund                                            2,273,474                 2,838,491               (565,017)

GE Government Securities Fund                                   4,384,161                 2,920,292               1,463,869

GE Short-Term Government Fund                                     326,308                   230,814                  95,494

GE Tax-Exempt Fund                                                608,562                   260,548                 348,014

GE High Yield Fund                                                990,033                12,061,555            (11,071,522)

GE Strategic Investment Fund                                   24,060,372                12,253,485              11,806,887


The aggregate cost of each Fund's investments was substantially the same for book and federal income tax purposes at March 31, 2002.


SWAP AGREEMENTS Open swap transactions held by the Funds consisted of the following as of March 31, 2002:

GE FIXED INCOME FUND                                            Notional Amount
--------------------------------------------------------------------------------

Total Return Swap with Morgan Stanley Capital Services Inc.
on the investment grade portion of the Lehman Brothers CMBS
Investment Grade Index. Fund receives/pays the positive/negative return on the Index and pays one month LIBOR minus 45 basis
points monthly, expires July 31, 2002.                                 $600,000

                        NOTES TO FINANCIAL STATEMENTS MARCH 31, 2002 (UNAUDITED)

GE STRATEGIC INVESTMENT FUND                                    Notional Amount
--------------------------------------------------------------------------------

Total Return Swap with Morgan Stanley Capital Services Inc.
on the investment grade portion of the Lehman Brothers CMBS
Investment Grade Index. Fund receives/pays the positive/negative return on the Index and pays one month LIBOR minus 45 basis
points monthly, expires July 31, 2002.                               $1,578,000



SECURITY LENDING At March 31, 2002, the following Funds participated in securities lending:

                                                                 Loaned securities
                                                            (including accrued interest)              Cash Collateral
--------------------------------------------------------------------------------------------------------------------------

GE U.S. Equity Fund                                                   $9,513,158                       $10,017,120

GE Value Equity Fund                                                   2,517,489                         2,594,487

GE Mid-Cap Growth Fund                                                10,162,565                        10,474,877

GE Mid-Cap Value Equity Fund                                           4,824,116                         4,964,109

GE Small-Cap Value Equity Fund                                        11,771,462                        12,221,260

GE Premier Growth Equity Fund                                          1,506,322                         1,772,037

GE Premier Research Equity Fund                                        2,496,164                         2,566,130

GE Premier Value Equity Fund                                           3,615,084                        3,713,710

GE Fixed Income Fund                                                  25,068,176                        25,614,868

GE Government Securities Fund                                         25,814,698                       26,436,888

GE Short-Term Government Fund                                          4,521,165                         4,606,269


                        NOTES TO FINANCIAL STATEMENTS MARCH 31, 2002 (UNAUDITED)



7. BENEFICIAL INTEREST

The number of shareholders each owning 5% or more of a Fund are listed below. The total percentage of a Fund held by such shareholders as well as percentage of a Fund held by certain directly and indirectly wholly-owned subsidiaries of General Electric Company and their respective investment plans ("GE Affiliates") at March 31, 2002 are:

                                                           5% or Greater Shareholders
                                                           --------------------------                   % of Fund Held bY
                                                           Number      % of Fund Held                     GE Affiliates*
---------------------------------------------------------------------------------------------------------------------------

GE U.S. Equity Fund                                          3               24%                                 24%

GE Value Equity Fund                                         1                6%                                  6%

GE Mid-Cap Growth Fund                                       1               20%                                 20%

GE Mid-Cap Value Fund                                        1               79%                                 79%

GE Small-Cap Value Equity Fund                               3               39%                                 39%

GE S&P 500 Index Fund                                        1               63%                                 63%

GE Global Equity Fund                                        1               24%                                 24%

GE International Equity Fund                                 5               52%                                 52%

GE Europe Equity Fund                                        1               81%                                 81%

GE Emerging Markets Fund                                     1               92%                                 92%

GE Premier Growth Equity Fund                                1               14%                                 14%

GE Premier Research Equity Fund                              1               71%                                 71%

GE Premier International Equity Fund                         1               78%                                 78%

GE Premier Value Equity Fund                                 2               70%                                 70%

GE Fixed Income Fund                                         2               17%                                 17%

GE Tax-Exempt Fund                                           1               16%                                  0%

GE High Yield Fund                                           2               70%                                 70%

GE Strategic Investment Fund                                 4               35%                                 35%



The GE LifeStyle Moderate Strategy Fund, GE Lifestyle Conservative Allocation Fund and GE Lifestyle Aggressive Allocation Fund, each an open-ended management investment company operating as a "fund of funds" that is advised by GEAM, also owned 5% or more of the outstanding shares of certain Funds.

Investment activities of these shareholders could have a material impact on the Funds.

* INCLUDED IN THE 5% OR GREATER SHAREHOLDER PERCENTAGE.

                        NOTES TO FINANCIAL STATEMENTS MARCH 31, 2002 (UNAUDITED)



8. CAPITAL STOCK

On June 11, 1999, the Board of Trustees of GE Funds approved a share class redesignation (the "Redesignation") for each of the Funds, except the GE Money Market Fund, effective at the close of business September 17, 1999. The Redesignation combined each Fund's respective Class A and Class C shares into a single class designated as Class A. For each of the Funds effected by the Redesignation, except the GE Value Equity Fund, GE Mid-Cap Growth Fund, GE Government Securities Fund and GE Tax-Exempt Fund, Class A shares were merged into Class C shares and Class C shares were renamed Class A shares. For the GE Value Equity Fund, GE Mid-Cap Growth Fund, GE Government Securities Fund and GE Tax-Exempt Fund, Class C shares were merged into Class A shares. The Redesignation was completed to simplify the structure and increase the operating efficiencies of the Funds. For tax purposes, the Redesignation results in a non-taxable exchange of shares. Additionally, Class D shares were renamed Class Y shares.

On September 30, 1999 a new class of C shares was created and offered for public sale effective October 1, 1999 by each of the Funds then being offered (except the GE Money Market Fund).



9. FUND TERMINATION

At a meeting held on March 13, 2002, the GE Funds' Board of Trustees approved a plan of dissolution and termination pursuant to which the Emerging Markets Fund will be liquidated and its assets distributed on a pro rata basis to shareholders of record as of the close of business on May 31, 2002.

                                                                 INVESTMENT TEAM

EUGENE K. BOLTON
--------------------------------------------------------------------------------
PORTFOLIO MANAGER FOR GE U.S. EQUITY FUND
Gene is responsible for managing GEAM's U.S. Equity Operation and also personally manages the US Equity Select Strategy. Gene joined GE in 1964 and, after completing GE's Financial Management Program, held a number of financial and strategic planning positions in the U.S. and Europe. His experience includes assignments with GE's Medical Systems and Major Appliance businesses as well as Corporate Finance. Joining GE Asset Management in 1984 as Chief Financial Officer, he moved to equities as a Portfolio Manager in 1986 and managed a GE Pension Fund portfolio through 1991 when he was named to his present position. Gene is a trustee of the GE Pension Trust and GE's Employee Savings Plan as well as chairman of GEAM's Asset Allocation committee. He is also a trustee of Rensselaer Polytechnic Institute and chairman of their investment committee, a trustee of the Investment Management Workshop, and a past member of the New York Stock Exchange Pension Advisory Committee. Gene is a graduate of Mundelein College with a BA degree in Business and Management.

CHRIS BROWN
--------------------------------------------------------------------------------
CO-PORTFOLIO MANAGER FOR GE PREMIER RESEARCH EQUITY FUND
Chris Brown is a Senior Vice President with GE Asset Management. He is responsible for managing a number of institutional portfolios, including the co-managed GE U.S. Research Select portfolio, which is part of the GE U.S. Equity portfolio. Chris began his career at GE in 1981, spending two years in the Financial Management Program. He then spent the next two years as an International Sector Financial Analyst with Sadelmi New York, Inc., a GE subsidiary, and joined Stamford, CT-based GE Asset Management in 1985. Chris is a cum laude graduate in economics from Bucknell University and is the holder of a Chartered Financial Analyst designation.

DAVID CARLSON
--------------------------------------------------------------------------------
PORTFOLIO MANAGER FOR THE GE PREMIER GROWTH EQUITY FUND
CO-PORTFOLIO MANAGER FOR THE GE STRATEGIC INVESTMENT FUND
Dave Carlson is the Senior Vice President with GE Asset Management responsible for managing U.S. and Growth equity portfolios. He joined GE in 1980 as part of the GE Financial Management Program. He has nineteen years investment experience. He is a Trustee for the GE Canada Pension Trust, a Chartered Financial Analyst, and a member of the New York Society of Security Analysts. Dave is a graduate of Indiana University with a BS in Finance.

MICHAEL CAUFIELD
--------------------------------------------------------------------------------
PORTFOLIO MANAGER FOR THE GE TAX-EXEMPT FUND
Michael Caufield, Senior Vice President and Portfolio Manager, leads GEAM's fixed income municipal bond team. Mike has over 23 years investment experience in the municipal bond market. Prior to joining GEAM, Mike was Vice President and Director of Tax Exempt Unit Investment Trust Research at E.F. Hutton & Company for five years and a credit analyst at Moody's Investor Service and Dun & Bradstreet for five years. Mike received his Bachelor of Science in Finance from Fordham University.

PETER HATHAWAY
--------------------------------------------------------------------------------
PORTFOLIO MANAGER FOR GE VALUE EQUITY FUND
Pete is a Senior Vice president of GE Asset Management and heads the US Large Cap Value Equity Team. Mr. Hathaway has more than thirty-nine years of investment experience and has been with GE Asset Management since 1985. He was a Senior Vice President and Portfolio Manager at Ameritrust from 1975 to 1985, and has previously held positions at Merrill Lynch, Equitable Life and US Trust. Mr. Hathaway holds a Bachelor's degree in Finance from Arizona State University and an MBA from the Wharton School at the University of Pennsylvania.

BRIAN HOPKINSON
--------------------------------------------------------------------------------
PORTFOLIO MANAGER FOR THE GE PREMIER INTERNATIONAL EQUITY FUND
Brian Hopkinson is Senior Vice President and Portfolio Manager with GE Asset Management's International Equities team. Brian joined GEAM in 1996. He has twenty-two years of investment experience, eleven years earned in London and eleven in the New York/Stamford area. Before joining GE Asset Management he was with the Columbus Circle Investors and Fiduciary Trust Company International. He received a Bachelor of Science (Honours) degree in Mathematics/Statistics from the University of Leeds and is an Associate of the Institute of Actuaries.

RALPH LAYMAN
--------------------------------------------------------------------------------
PORTFOLIO MANAGER FOR GE INTERNATIONAL EQUITY FUND
PORTFOLIO MANAGER FOR GE EMERGING MARKETS FUND
CO-PORTFOLIO MANAGER FOR GE GLOBAL EQUITY FUND
CO-PORTFOLIO MANAGER FOR THE GE STRATEGIC INVESTMENT FUND
Ralph Layman is responsible for managing GE Asset Management's International Equity operations. Ralph is an Executive Vice President of GEAM, a Trustee for the GE Pension Trust and a member of the Asset Allocation committee. He has twenty-one years of experience in the business, including five years as a Vice President and Portfolio Manager of Templeton Investment Counsel, Inc. where he managed global equity institutional accounts. He was instrumental in forming Templeton's Emerging Markets Fund, the first listed emerging markets equity fund in the U.S. in 1987. Ralph is the holder of a Chartered Financial Analyst designation, a charter member of the International Society of Security Analysts and a member of the New York Society of Security Analysts. He is also a member of the New York Stock Exchange International Capital Markets Advisory Committee and a member of the Frank Russell 20/20 Executive Committee. He holds a BS in Economics and an MS in Finance from the University of Wisconsin.

ROBERT MACDOUGALL
--------------------------------------------------------------------------------
PORTFOLIO MANAGER FOR THE GE FIXED INCOME FUND
PORTFOLIO MANAGER FOR THE GE GOVERNMENT SECURITIES FUND
PORTFOLIO MANAGER FOR THE GE SHORT-TERM GOVERNMENT FUND
PORTFOLIO MANAGER FOR THE GE MONEY MARKET FUND
CO-PORTFOLIO MANAGER FOR THE GE STRATEGIC INVESTMENT FUND
Robert MacDougall is Chief Investment Officer and Lead Portfolio Manager for GE Asset Management's fixed income investment team. Bob joined GEAM in 1986 as Vice President. He became a Senior Vice President in 1993 and Executive Vice President in 1997. Bob has over twenty-eight years of investment experience. Prior to joining GEAM, Bob held a variety of Financial Management positions within GE's Corporate Treasury and Financial Planning departments. Bob received both his Masters and Bachelor in Business Administration from the University of Massachusetts.



PAUL REINHARDT
--------------------------------------------------------------------------------
PORTFOLIO MANAGER FOR GE PREMIER VALUE EQUITY FUND
Paul Reinhardt is the Senior Vice President with GE Asset Management responsible for U.S. Large Cap Value equity portfolios. Paul has nineteen years investment experience with GEAM. Paul holds an MBA from Columbia University, a BA in Economics from Hartwick College, and is a member of the New York Society of Security Analysts. He is also a holder of a Chartered Financial Analyst designation.

RICHARD L. SANDERSON
--------------------------------------------------------------------------------
CO-PORTFOLIO MANAGER FOR GE PREMIER RESEARCH EQUITY FUND
Dick Sanderson, Senior Vice President, is responsible for directing the efforts of the U.S. Equity research team. In addition, Dick shares portfolio management responsibility for the U.S. Equity Select and U.S. Research Select portfolios. He has twenty-nine years of investment experience, six with GE Asset Management. Prior to joining GEAM, Dick held positions with Alliance Capital, Neuberger and Berman, Investors Diversified Services, First National Bank of Denver, and Northern Trust Company. During his career, he was voted "Best of Buy Side" three times by Institutional Investor magazine. He received both a BA (Anthropology) and MBA (Finance) from the University of Michigan and is the holder of a Chartered Financial Analyst designation.

MICHAEL SOLECKI
--------------------------------------------------------------------------------
PORTFOLIO MANAGER FOR THE GE EUROPE EQUITY FUND
CO-PORTFOLIO MANAGER FOR GE GLOBAL EQUITY FUND
Michael Solecki is Senior Vice President of GE Asset Management with International Equity portfolio management responsibilities, with particular research emphasis on European securities. Michael has fourteen years of investment experience, ten of them with GE. After completing the GE Financial Management Program, Michael became an international securities analyst with GE Asset Management. He was based in our affiliated European office in London, England from 1992-1995. Before joining GE, Michael worked for Monarch Capital Corporation as a financial analyst. He has an MBA from Fordham University, a BS in Finance from Western New England College and is a holder of the Chartered Financial Analyst designation.

DIANE WEHNER
--------------------------------------------------------------------------------
PORTFOLIO MANAGER FOR THE GE MID-CAP GROWTH FUND
Diane Wehner is a Vice President with GE Asset Management responsible for Mid-Cap Growth portfolios. Diane has sixteen years of investment experience. Prior to joining GE Asset Management in 2001, she was a Vice President-Senior Portfolio Manager with Benefit Capital Management Corporation. Diane holds a Chartered Financial Analyst designation, a BA in economics from Drew University, and a MBA in finance from New York University.

CHIP WHITMAN
--------------------------------------------------------------------------------
PORTFOLIO MANAGER FOR THE GE MID-CAP VALUE EQUITY FUND
Chip Whitman is Senior Vice President with GE Asset Management responsible for managing the U.S. Mid-Cap Value portfolios. Chip joined GEAM after completing GE's Financial Management Program and has sixteen years investment experience. He holds an MS degree from the MIT Sloan School of Management, a BA in Mathematics from Hamilton College and is the holder of a Chartered Financial Analyst designation.

SUB-ADVISERS
--------------------------------------------------------------------------------
MORGAN STANLEY INVESTMENTS LP
SUB-ADVISER FOR THE GE HIGH YIELD FUND
Steve F. Esser joined Morgan Stanley in 1988 and has 17 years of investment experience. Steve is a portfolio manager for our Fixed Income portfolios. He is a member of the Credit team and leads the High Yield and Emerging Markets Debt teams. Prior to joining the Firm, he worked in the fixed-income group at Kidder, Peabody & Co., Incorporated. Previously, he was a credit analyst at First National Bank of Maryland. Steve received a B.S., Summa Cum Laude, from the University of Delaware, and is a Chartered Financial Analyst.

Gordon W. Loery joined Morgan Stanley in 1996 and has 11 years of investment experience. He is a portfolio manager for the High Yield product focusing on the paper, gaming and healthcare sectors. Previously, he was a High Yield bond analyst. Prior to joining the Firm, he worked at Alex Brown, Inc., Cortez Capital Management, and Mabon Nugent. Gordon received a B.A. from Cornell University in Economics and is a Chartered Financial Analyst and a member of the New York Society of Security Analysts.

Deanna L. Loughnane joined Morgan Stanley in 1997 and has 12 years of investment experience. She is a portfolio manager for our High Yield portfolio. Prior to joining the Firm, she served as a vice president and senior corporate bond analyst at Putnam Investments. Previously, she was a financial analyst at The First Boston Corporation. Deanna received a B.S. from the University of Virginia's McIntire School of Commerce, an M.B.A. from Harvard Graduate School of Business Administration, and is a Chartered Financial Analyst.

PALISADE CAPITAL MANAGEMENT, L.L.C.
SUB-ADVISER FOR THE GE SMALL-CAP VALUE EQUITY FUND
The GE Small-Cap Value Equity Fund is managed by Palisade's Senior Investment Committee which is composed of the following members: Jack Feiler, Martin L. Berman, Steven E. Berman, Richard Meisenberg, Dennison Veru, and Richard Whitman. Jack Feiler, Chief Investment Officer of Palisade, has day-to-day responsibility for managing the Fund and works with the Senior Investment Committee in developing and executing the Fund's investment program.

Jack has more than 30 years of investment experience and has served as the principal small-cap portfolio manager at Palisade since the commencement of Palisade's operations in April 1995. Prior to joining Palisade, Jack worked for Burnham & Co. as an Account Executive and was promoted to Senior Executive Vice President of Broad Street Investment Management in 1981. In 1990, he joined Smith Barney as Senior Vice President of Investments. Jack received his Bachelor's degree in 1964 from City College of New York and his Juris Doctor degree from Brooklyn Law School in 1967.

SSGA FUNDS MANAGEMENT, INC.
SUB-ADVISER FOR THE GE S&P 500 INDEX FUND
Effective May 1, 2001, SSgA Funds Management, Inc. ("SSgA") is the Sub-Adviser to the GE S&P 500 Index Fund. SSgA assumed this role from State Street Global Advisors, a division of State Street Bank and Trust Company, an affiliate of SSgA. The GE S&P 500 Index Fund is managed by a team of portfolio managers led by Karl A. Schneider. Since 1999, Karl has been a Principal and portfolio manager in the U.S. Structured Products Group of the State Street Bank and Trust Company organization. Prior to joining the U.S. Structured Products Group, Karl was a portfolio manager in the firm's Currency Risk Management Group. Karl holds B.S. degrees in Finance and Investments from Babson College.

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                                                     INVESTMENT TEAM (CONTINUED)

TRUSTEES
Michael J. Cosgrove
John R. Costantino
Alan M. Lewis
William J. Lucas
Robert P. Quinn

SECRETARY
Matthew J. Simpson

TREASURER
Michael J. Tansley

ASSISTANT TREASURERS
Michael M. D'Ambrosio
Robert Herlihy

OFFICERS OF THE INVESTMENT ADVISER
John H. Myers, PRESIDENT
Eugene K. Bolton, EVP, DOMESTIC EQUITIES
Michael J. Cosgrove, EVP, MUTUAL FUNDS
John J. Walker, EVP, CHIEF FINANCIAL OFFICER
Ralph R. Layman, EVP, INTERNATIONAL EQUITIES
Alan M. Lewis, EVP, GENERAL COUNSEL AND SECRETARY
Robert A. MacDougall, EVP, FIXED INCOME
Geoffrey R. Norman, EVP, MARKETING
Don W. Torey, EVP, ALTERNATIVE INVESTMENTS AND REAL ESTATE

INVESTMENT ADVISER AND ADMINISTRATOR
GE Asset Management Incorporated
3003 Summer Street
Stamford, CT 06905

DISTRIBUTOR
GE Investment Distributors, Inc
Member NASD and SIPC

SHAREHOLDER SERVICING AGENT
AND TRANSFER AGENT
NFDS
P.O. Box 219631
Kansas City, MO  64141-9631

CUSTODIAN
State Street Bank & Trust Company

COUNSEL
Willkie Farr & Gallagher

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP





                                                           SHAREHOLDER INQUIRIES



Please contact your financial advisor, or if you receive account statements directly from GE Funds, call (800) 242-0134. Telephone representatives are available from 8:30 am to 8:00 pm. Correspondence can be mailed to:

GE FUNDS
C/O NFDS
330 WEST 9TH STREET
KANSAS CITY, MO  64105
(816) 843-7335

Also, visit us on the web at gefn.com/mutualfunds.


Y SHARE CLASS INVESTORS:  Contact your designated GE Asset Management account representative.

401(K) PLAN INVESTORS:    Call your company's designated plan number.


At GE, we're dedicated to providing the investment options you'll need to tailor your financial portfolio to every stage of your life. Each member of the GE Family of Funds is managed according to the same principles of integrity and quality that have guided GE over the past century, and have made it the world-class company that it is today. Each fund draws strength from a tradition of investment management that spans more than 70 years. Whether you're creating a new investment portfolio or adding to an established one, the GE Family of Funds offers an array of professionally managed investment options that will help you meet a lifetime of financial needs.

The GE Family of Funds is just one of the investment product lines available through GE Financial Assurance -- a dynamic family of investment and insurance companies devoted to providing financial solutions to consumers seeking to accumulate, preserve and protect wealth over their lifetimes.


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INVESTMENT ADVISER
GE ASSET MANAGEMENT INCORPORATED
3003 SUMMER STREET
STAMFORD, CT  06905

DISTRIBUTOR
GE INVESTMENT DISTRIBUTORS, INC.
MEMBER NASD AND SIPC
777 LONG RIDGE ROAD
STAMFORD, CT  06927

WWW.GEFN.COM/MUTUALFUNDS



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GEF-2 (3/02)